UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
 (Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The Baird Long-Term Credit Bond Fund and the Baird Small/Mid Cap Growth Fund, while registered, had not yet commenced operations as of the end of the reporting period, and have no holdings to report for the period.
Baird Ultra Short Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
0.875%, 04/15/2019	$55,000,000	$54,544,531
0.875%, 06/15/2019	82,000,000	81,058,281
		135,602,812	18.6%
Other Government Related Securities
Industrial Bank of Korea,
2.949%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	4,000,000	4,008,162
Sinopec Group Overseas Development [2016] Ltd.,
2.125%, 05/03/2019 (1)(2)	1,800,000	1,786,743
		5,794,905	0.8%
Corporate Bonds
Industrials
Actavis Funding SCS:
2.450%, 06/15/2019 (1)	3,050,000	3,039,920
3.589%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,500,000	1,520,522
Air Liquide Finance SA,
1.375%, 09/27/2019 (1)(2)	5,564,000	5,479,049
Alimentation Couche-Tard, Inc.,
2.834%, 12/13/2019 (3 Month LIBOR USD + 0.500%) (1)(2)(3)	3,500,000	3,500,310
American Honda Finance Corp.,
3.135%, 02/22/2019 (3 Month LIBOR USD + 0.825%) (3)	200,000	200,683
Amgen, Inc.,
1.900%, 05/10/2019	480,000	477,490
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	1,750,000	1,793,976
6.950%, 06/15/2019	4,165,000	4,275,222
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.500%, 10/15/2019	1,655,000	1,686,064
Anheuser-Busch InBev Finance, Inc.,
2.743%, 02/01/2019 (3 Month LIBOR USD + 0.400%) (3)	1,165,000	1,166,375
AT&T, Inc.,
3.514%, 06/12/2024 (3 Month LIBOR USD + 1.180%) (3)	6,000,000	6,027,000
Bayer US Finance II LLC,
3.003%, 06/25/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	3,000,000	3,011,649
Becton Dickinson and Co.,
3.261%, 12/29/2020 (3 Month LIBOR USD + 0.875%) (3)	3,000,000	3,004,446
Boardwalk Pipelines LP,
5.750%, 09/15/2019	3,500,000	3,585,463
Boston Scientific Corp.,
6.000%, 01/15/2020	5,025,000	5,200,387
Buckeye Partners LP,
5.500%, 08/15/2019	2,890,000	2,951,580
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	4,000,000	4,144,210
Campbell Soup Co.,
2.964%, 03/15/2021 (3 Month LIBOR USD + 0.630%) (3)	4,275,000	4,274,796
Canadian Pacific Railway Co.,
7.250%, 05/15/2019 (1)	4,775,000	4,905,572
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	1,145,000	1,171,892
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.093%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	1,500,000	1,512,165
CNH Industrial Capital LLC,
3.375%, 07/15/2019	1,548,000	1,550,012
Constellation Brands, Inc.,
3.875%, 11/15/2019	700,000	705,773

CVS Health Corp.:
2.250%, 12/05/2018	700,000	699,498
3.047%, 03/09/2021 (3 Month LIBOR USD + 0.720%) (3)	1,800,000	1,814,133
Daimler Finance North America LLC,
2.760%, 02/22/2021 (3 Month LIBOR USD + 0.450%) (2)(3)	3,500,000	3,501,756
Danone SA,
1.691%, 10/30/2019 (1)(2)	1,000,000	985,273
Deutsche Telekom International Finance BV:
1.500%, 09/19/2019 (1)(2)	3,000,000	2,955,425
2.916%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	2,000,000	2,007,210
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (2)	3,500,000	3,508,844
Dollar Tree, Inc.,
3.036%, 04/17/2020 (3 Month LIBOR USD + 0.700%) (3)	4,000,000	4,006,080
EI du Pont de Nemours & Co.,
2.873%, 05/01/2020 (3 Month LIBOR USD + 0.530%) (3)	5,000,000	5,030,081
Encana Corp.,
6.500%, 05/15/2019 (1)	2,700,000	2,758,474
ERAC USA Finance LLC,
2.800%, 11/01/2018 (2)	4,325,000	4,325,646
Express Scripts Holding Co.,
2.250%, 06/15/2019	3,500,000	3,483,816
Florida Gas Transmission Co. LLC,
7.900%, 05/15/2019 (2)	3,000,000	3,089,307
Ford Motor Credit Co. LLC:
1.897%, 08/12/2019	1,761,000	1,741,954
3.124%, 06/12/2020 (3 Month LIBOR USD + 0.790%) (3)	2,000,000	1,999,620
General Mills, Inc.,
2.879%, 04/16/2021 (3 Month LIBOR USD + 0.540%) (3)	3,500,000	3,516,294
General Motors Co.,
3.227%, 09/10/2021 (3 Month LIBOR USD + 0.900%) (3)	1,500,000	1,499,434
General Motors Financial Co., Inc.:
3.791%, 05/09/2019 (3 Month LIBOR USD + 1.450%) (3)	2,000,000	2,012,285
2.350%, 10/04/2019	2,000,000	1,987,079
Gilead Sciences, Inc.,
1.850%, 09/20/2019	519,000	514,716
Glencore Funding LLC:
3.699%, 01/15/2019 (3 Month LIBOR USD + 1.360%) (2)(3)	2,000,000	2,003,404
3.125%, 04/29/2019 (2)	2,100,000	2,094,666
Harley-Davidson Financial Services, Inc.,
2.400%, 09/15/2019 (2)	3,500,000	3,478,857
HCA, Inc.,
4.250%, 10/15/2019	3,000,000	3,022,500
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	709,000	709,025
4.267%, 10/05/2018 (3 Month LIBOR USD + 1.930%) (3)	1,000,000	1,000,158
2.100%, 10/04/2019 (2)	3,000,000	2,970,766
HP, Inc.,
3.279%, 01/14/2019 (3 Month LIBOR USD + 0.940%) (3)	737,000	738,301
Hyundai Capital America, Inc.:
3.136%, 04/03/2020 (3 Month LIBOR USD + 0.800%) (2)(3)	3,000,000	3,001,050
3.261%, 07/08/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,825,000	1,829,658
Kellogg Co.,
4.150%, 11/15/2019	5,000,000	5,063,737
Keurig Dr Pepper, Inc.,
2.600%, 01/15/2019	3,500,000	3,495,354
Keysight Technologies, Inc.,
3.300%, 10/30/2019	4,130,000	4,128,109
Kinder Morgan Energy Partners LP,
2.650%, 02/01/2019	3,125,000	3,122,737

Laboratory Corp. of America Holdings,
2.500%, 11/01/2018	2,000,000	1,999,981
Lockheed Martin Corp.,
1.850%, 11/23/2018	4,000,000	3,995,287
LyondellBasell Industries NV,
5.000%, 04/15/2019 (1)	4,550,000	4,572,796
Martin Marietta Materials, Inc.,
2.838%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	4,500,000	4,511,076
Molson Coors Brewing Co.,
1.900%, 03/15/2019	3,700,000	3,685,356
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	2,360,000	2,326,441
Mondelez International, Inc.,
2.863%, 02/01/2019 (3 Month LIBOR USD + 0.520%) (3)	500,000	500,671
Mylan NV,
2.500%, 06/07/2019 (1)	5,088,000	5,069,369
NBCUniversal Enterprise, Inc.,
1.974%, 04/15/2019 (2)	775,000	771,513
Newell Brands, Inc.:
2.600%, 03/29/2019	1,332,000	1,330,059
2.875%, 12/01/2019	400,000	399,285
Nissan Motor Acceptance Corp.,
2.983%, 09/21/2021 (3 Month LIBOR USD + 0.630%) (2)(3)	4,800,000	4,809,038
Orange SA,
1.625%, 11/03/2019 (1)	4,045,000	3,983,516
Penske Truck Leasing Co. LP / PTL Finance Corp.,
2.500%, 06/15/2019 (2)	470,000	468,370
Pentair Finance SA,
2.650%, 12/01/2019 (1)	2,339,000	2,327,442
Phillips 66,
3.089%, 04/15/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	3,000,000	3,001,221
Qualcomm, Inc.,
2.872%, 05/20/2020 (3 Month LIBOR USD + 0.550%) (3)	1,500,000	1,504,773
Roche Holdings, Inc.,
2.250%, 09/30/2019 (2)	450,000	447,533
Roper Technologies, Inc.,
2.050%, 10/01/2018	3,573,000	3,573,000
Seagate HDD Cayman,
3.750%, 11/15/2018 (1)	3,000,000	2,999,117
Shire Acquisitions Investments Ireland DAC,
1.900%, 09/23/2019 (1)	5,000,000	4,946,541
Siemens Financieringsmaatschappij NV,
1.300%, 09/13/2019 (1)(2)	2,500,000	2,464,265
Spirit AeroSystems, Inc.,
3.134%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	4,000,000	4,008,647
Suntory Holdings Ltd.,
2.550%, 09/29/2019 (1)(2)	2,600,000	2,582,274
Telecom Italia Capital SA,
7.175%, 06/18/2019 (1)	2,623,000	2,668,903
Telefonica Emisiones SAU,
5.877%, 07/15/2019 (1)	1,728,000	1,766,027
Tencent Holdings Ltd.,
3.375%, 05/02/2019 (1)(2)	2,500,000	2,505,652
TransCanada PipeLines Ltd.,
3.125%, 01/15/2019 (1)	1,000,000	1,001,022
TTX Co.,
2.250%, 02/01/2019 (2)	3,800,000	3,792,428
United Technologies Corp.,
2.965%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,010,635

Verizon Communications, Inc.,
3.414%, 05/15/2025 (3 Month LIBOR USD + 1.100%) (3)	4,000,000	4,034,697
Vulcan Materials Co.,
2.971%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	5,000,000	5,018,428
Wabtec Corp.,
3.382%, 09/15/2021 (3 Month LIBOR USD + 1.050%) (3)	3,800,000	3,807,748
Walgreens Boots Alliance, Inc.,
2.700%, 11/18/2019	5,165,000	5,147,684
Yara International ASA,
7.875%, 06/11/2019 (1)(2)	3,000,000	3,097,050
		256,407,648	35.1%
Utilities
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	3,000,000	3,051,425
Mississippi Power Co.,
3.036%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	2,000,000	2,000,240
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	2,799,000	2,816,351
Niagara Mohawk Power Corp.,
4.881%, 08/15/2019 (2)	4,500,000	4,569,795
PSEG Power LLC,
2.450%, 11/15/2018	3,000,000	2,999,551
United Utilities PLC,
5.375%, 02/01/2019 (1)	3,500,000	3,526,136
		18,963,498	2.6%
Financials
ABN AMRO Bank NV:
2.973%, 01/18/2019 (3 Month LIBOR USD + 0.640%) (1)(2)(3)	4,500,000	4,507,110
2.881%, 08/27/2021 (3 Month LIBOR USD + 0.570%) (1)(2)(3)	1,000,000	1,002,121
Air Lease Corp.,
3.375%, 01/15/2019	3,009,000	3,012,286
Australia & New Zealand Banking Group Ltd.,
2.250%, 06/13/2019 (1)	3,700,000	3,687,205
Bank of America Corp.,
3.023%, 06/25/2022 (3 Month LIBOR USD + 0.650%) (3)	4,000,000	4,010,513
Bank of Nova Scotia,
2.050%, 10/30/2018 (1)	3,500,000	3,499,250
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019 (1)(2)	3,250,000	3,231,834
BB&T Corp.,
3.003%, 02/01/2019 (3 Month LIBOR USD + 0.660%) (3)	880,000	881,254
BPCE SA,
2.500%, 07/15/2019 (1)	4,000,000	3,981,040
Capital One Financial Corp.:
2.450%, 04/24/2019	1,476,000	1,473,718
3.098%, 05/12/2020 (3 Month LIBOR USD + 0.760%) (3)	1,700,000	1,711,445
Capital One NA,
1.850%, 09/13/2019	750,000	741,810
Citibank NA,
1.850%, 09/18/2019	3,000,000	2,971,722
Citigroup, Inc.,
2.050%, 06/07/2019	1,000,000	995,074
Citizens Bank NA,
2.861%, 03/02/2020 (3 Month LIBOR USD + 0.540%) (3)	2,000,000	2,006,243
Compass Bank,
3.061%, 06/11/2021 (3 Month LIBOR USD + 0.730%) (3)	4,750,000	4,759,075
Cooperatieve Rabobank UA,
2.250%, 01/14/2019 (1)	3,500,000	3,496,980

Credit Agricole CIB,
3.023%, 10/03/2021 (1)(4)	4,000,000	3,990,000
Credit Agricole SA,
3.297%, 06/10/2020 (3 Month LIBOR USD + 0.970%) (1)(2)(3)	1,000,000	1,011,320
Credit Suisse,
2.300%, 05/28/2019 (1)	3,450,000	3,439,221
Deutsche Bank AG:
3.783%, 01/18/2019 (3 Month LIBOR USD + 1.450%) (1)(3)	1,000,000	1,001,684
2.850%, 05/10/2019 (1)	3,064,000	3,055,757
Fifth Third Bank,
2.300%, 03/15/2019	1,380,000	1,377,679
FMR LLC,
7.490%, 06/15/2019 (2)	2,500,000	2,576,511
The Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,455,000	2,443,914
4.081%, 02/25/2021 (3 Month LIBOR USD + 1.770%) (3)	2,285,000	2,357,996
Halfmoon Parent, Inc.,
2.984%, 09/17/2021 (3 Month LIBOR USD + 0.650%) (2)(3)	2,000,000	2,002,944
HSBC Holdings PLC:
2.922%, 05/18/2021 (3 Month LIBOR USD + 0.600%) (1)(3)	3,000,000	3,005,810
2.984%, 09/11/2021 (3 Month LIBOR USD + 0.650%) (1)(3)	2,000,000	2,002,544
HSBC USA, Inc.,
2.948%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	250,000	251,224
ING Bank NV:
2.000%, 11/26/2018 (1)(2)	1,400,000	1,398,841
3.496%, 03/22/2019 (3 Month LIBOR USD + 1.130%) (1)(2)(3)	800,000	803,965
JPMorgan Chase & Co.:
2.969%, 01/28/2019 (3 Month LIBOR USD + 0.630%) (3)	250,000	250,487
6.300%, 04/23/2019	1,000,000	1,019,798
3.302%, 01/23/2020 (3 Month LIBOR USD + 0.955%) (3)	1,000,000	1,010,707
2.947%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	3,000,000	3,006,213
KEB Hana Bank,
3.068%, 04/05/2020 (3 Month LIBOR USD + 0.725%) (1)(2)(3)	3,000,000	3,003,471
LeasePlan Corp. NV,
2.875%, 01/22/2019 (1)(2)	1,800,000	1,798,626
Lloyds Bank Plc,
2.833%, 05/07/2021 (3 Month LIBOR USD + 0.490%) (1)(3)	3,665,000	3,677,769
Macquarie Group Ltd.,
7.625%, 08/13/2019 (1)(2)	3,725,000	3,863,805
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	2,984,000	2,968,035
Mizuho Bank Ltd.,
3.538%, 10/20/2018 (3 Month LIBOR USD + 1.190%) (1)(2)(3)	500,000	500,282
Mizuho Financial Group, Inc.,
3.817%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	1,500,000	1,534,749
Morgan Stanley:
3.192%, 01/24/2019 (3 Month LIBOR USD + 0.850%) (3)	250,000	250,607
3.477%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	500,000	506,015
MUFG Union Bank NA,
2.250%, 05/06/2019	700,000	698,062
National Bank of Canada,
2.894%, 06/12/2020 (3 Month LIBOR USD + 0.560%) (1)(3)	4,000,000	4,020,763
Nomura Holdings, Inc.,
2.750%, 03/19/2019 (1)	2,210,000	2,210,842
Nordea Bank AB:
2.375%, 04/04/2019 (1)(2)	2,700,000	2,694,881
1.625%, 09/30/2019 (1)(2)	1,005,000	991,500
3.006%, 09/30/2019 (3 Month LIBOR USD + 0.620%) (1)(2)(3)	1,500,000	1,507,214
PNC Bank NA,
2.200%, 01/28/2019	2,240,000	2,237,519

Regions Bank,
2.838%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,500,000	3,502,719
Reliance Standard Life Global Funding II,
2.150%, 10/15/2018 (2)	1,500,000	1,499,776
Royal Bank of Scotland Group PLC,
6.400%, 10/21/2019 (1)	670,000	689,835
Skandinaviska Enskilda Banken AB,
2.375%, 11/20/2018 (1)(2)	3,000,000	2,998,359
Societe Generale SA,
3.417%, 10/01/2018 (3 Month LIBOR USD + 1.080%) (1)(3)	1,500,000	1,500,000
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	450,000	446,253
3.558%, 01/20/2023 (1)(2)(4)(6)	3,000,000	3,005,943
Sumitomo Mitsui Banking Corp.:
3.012%, 10/19/2018 (3 Month LIBOR USD + 0.670%) (1)(3)	1,000,000	1,000,344
2.686%, 01/17/2020 (3 Month LIBOR USD + 0.350%) (1)(3)	1,250,000	1,252,268
Sumitomo Mitsui Trust Bank Ltd,
2.833%, 03/06/2019 (3 Month LIBOR USD + 0.510%) (1)(2)(3)	2,000,000	2,002,871
Svenska Handelsbanken AB:
2.824%, 06/17/2019 (3 Month LIBOR USD + 0.490%) (1)(3)	850,000	852,551
2.782%, 05/24/2021 (3 Month LIBOR USD + 0.470%) (1)(3)	3,725,000	3,736,787
Synchrony Financial:
2.600%, 01/15/2019	2,400,000	2,398,028
3.578%, 02/03/2020 (3 Month LIBOR USD + 1.230%) (3)	1,000,000	1,006,498
UBS Group Funding Switzerland AG:
3.806%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	500,000	509,699
3.873%, 02/01/2022 (3 Month LIBOR USD + 1.530%) (1)(2)(3)	2,450,000	2,520,166
WEA Finance LLC / Westfield UK & Europe Finance PLC,
2.700%, 09/17/2019 (2)	2,000,000	1,994,943
Wells Fargo & Co.,
3.019%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,000,000	1,006,531
		146,363,006	20.1%
Total Corporate Bonds		421,734,152	57.8%

Municipal Bonds
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018 (Callable 10/29/2018)	1,000,000	999,330
Louisiana Public Facilities Authority,
1.838%, 12/15/2018	515,000	514,295
Public Finance Authority,
2.875%, 06/01/2019 (Callable 10/19/2018)	1,000,000	996,380
		2,510,005	0.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal National Mortgage Association (FNMA):
5.000%, 12/01/2019	22,843	23,533
4.500%, 04/01/2020	5,024	5,088
5.000%, 04/01/2020	43,144	44,446
		73,067	0.0%
Non-U.S. Government Agency Issues
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 2.536%, 04/25/2036 (1 Month LIBOR USD + 0.320%) (3)	341,408	341,536
Accredited Mortgage Loan Trust,
Series 2005-4, Class A2D, 2.536%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	346,821	346,417
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.666%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	2,836,279	2,845,242
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.996%, 02/25/2035 (1 Month LIBOR USD + 0.780%) (3)	1,857,902	1,860,225
Series 2006-NC1, Class A3, 2.426%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	622,302	622,077

Series 2006-RFC1, Class A3, 2.366%, 05/25/2036 (1 Month LIBOR USD + 0.150%) (3)	84,788	84,765
Series 2007-HE1, Class A2, 2.366%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,201,439	1,192,418
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A4, 2.566%, 03/25/2037 (1 Month LIBOR USD + 0.350%) (3)	1,337,247	1,335,516
Series 2007-AMC4, Class A2C, 2.386%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	566,759	562,143
Countrywide Asset-Backed Certificates,
Series 2006-BC4, Class 2A2, 2.376%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	849,434	848,338
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 2.366%, 02/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,002,115	999,032
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A2, 2.445%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	2,177,643	2,173,667
GSAMP Trust:
Series 2005-WMC2, Class A2C, 2.916%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	983,372	984,781
Series 2006-HE4, Class A2C, 2.366%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	527,640	523,014
Home Equity Asset Trust:
Series 2006-2, Class 2A4, 2.526%, 05/25/2036 (1 Month LIBOR USD + 0.310%) (2)(3)	2,354,784	2,360,382
Series 2006-3, Class 1A1, 2.416%, 07/25/2036 (1 Month LIBOR USD + 0.200%) (3)	1,131,051	1,129,948
Series 2007-2, Class 2A2, 2.401%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	1,414,646	1,412,080
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 2.386%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	59,737	59,736
JP Morgan Mortgage Acquisition Trust 2007-CH5,
Series 2007-CH5, Class A4, 2.376%, 06/25/2036 (1 Month LIBOR USD + 0.160%) (3)	177,482	177,131
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	40,939	41,423
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.666%, 09/25/2035 (1 Month LIBOR USD + 0.450%) (3)	87,311	87,384
RAMP Series Trust,
Series 2007-RZ1, Class A2, 2.376%, 02/25/2037 (1 Month LIBOR USD + 0.160%) (3)	2,411,095	2,393,706
RASC Series Trust,
Series 2006-KS8, Class A3, 2.376%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	46,580	46,567
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.396%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,717,913	1,713,689
Towd Point Mortgage Trust,
Series 2017-5, Class A1, 2.816%, 02/25/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	1,413,171	1,414,437
		25,555,654	3.5%
		25,628,721	3.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K008, Class A1, 2.746%, 12/25/2019	374,525	373,923
Series K009, Class A1, 2.757%, 05/25/2020	248,946	248,730
		622,653	0.1%
Asset Backed Securities
Ally Auto Receivables Trust,
Series 2018-2, Class A2, 2.640%, 02/16/2021	2,000,000	1,998,307
American Express Credit Account Master Trust,
Series 2017-4, Class A, 1.640%, 12/15/2021	2,575,000	2,558,664
Barclays Dryrock Issuance Trust,
Series 2014-3, Class A, 2.410%, 07/15/2022	6,200,000	6,174,515
BMW Vehicle Lease Trust,
Series 2016-2, Class A4, 1.570%, 02/20/2020	2,450,000	2,435,943
Capital Auto Receivables Asset Trust,
Series 2016-3, Class A3, 1.540%, 08/20/2020	1,261,479	1,257,822
Capital One Multi-Asset Execution Trust,
Series 2016-A3, Class A3, 1.340%, 04/15/2022	5,700,000	5,645,194
Carmax Auto Owner Trust,
Series 2016-3, Class A3, 1.390%, 05/17/2021	1,812,478	1,798,041
CarMax Auto Owner Trust,
Series 2016-4, Class A3, 1.400%, 08/15/2021	3,248,221	3,212,604

Chase Issuance Trust:
Series 2016-A2, Class A, 1.370%, 06/15/2021	4,025,000	3,986,593
Series 2016-A5, Class A5, 1.270%, 07/15/2021	4,070,000	4,024,016
Chesapeake Funding II LLC,
Series 2016-2A, Class A1, 1.880%, 06/15/2028 (2)	3,879,138	3,862,075
Citibank Credit Card Issuance Trust:
Series 2014-A6, Class A6, 2.150%, 07/15/2021	3,600,000	3,582,310
Series 2017-A9, Class A9, 1.800%, 09/20/2021	4,700,000	4,653,864
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 (4)	328,252	343,937
Dell Equipment Finance Trust:
Series 2017-2, Class A2A, 1.970%, 02/24/2020 (2)	1,605,741	1,600,345
Series 2018-1, Class A2A, 2.970%, 10/22/2020 (2)	1,500,000	1,500,597
Discover Card Execution Note Trust,
Series 2014-A4, Class A4, 2.120%, 12/15/2021	5,200,000	5,176,474
First National Master Note Trust,
Series 2017-1, Class A, 2.558%, 04/18/2022 (1 Month LIBOR USD + 0.400%) (3)	4,150,000	4,154,219
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3, 1.880%, 04/15/2020	2,500,000	2,493,098
Ford Credit Auto Owner Trust:
Series 2015-A, Class A4, 1.640%, 06/15/2020	855,140	853,692
Series 2016-A, Class A4, 1.600%, 06/15/2021	2,540,000	2,512,804
Series 2014-1, Class A, 2.260%, 11/15/2025 (2)	2,500,000	2,491,817
Series 2014-2, Class A, 2.310%, 04/15/2026 (2)	925,000	919,044
Series 2015-2, Class A, 2.440%, 01/15/2027 (2)	2,905,000	2,869,453
GM Financial Automobile Leasing Trust,
Series 2017-1A, Class A2A, 1.510%, 03/16/2020 (2)	1,229,392	1,227,636
Harley-Davidson Motorcycle Trust,
Series 2015-1, Class A3, 1.410%, 06/15/2020	52,679	52,652
Honda Auto Receivables Owner Trust,
Series 2016-1, Class A3, 1.220%, 12/18/2019	262,219	261,404
Hyundai Auto Lease Securitization Trust,
Series 2017-B, Class A3, 1.970%, 07/15/2020 (2)	5,350,000	5,317,273
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	2,000,000	1,979,115
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A3, 1.340%, 12/16/2019	271,062	270,801
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 1.590%, 02/08/2022 (2)	1,608,144	1,594,718
Nissan Auto Lease Trust:
Series 2017-A, Class A2A, 1.640%, 09/16/2019	1,792,176	1,787,668
Series 2017-B, Class A2A, 1.830%, 12/16/2019	1,782,026	1,774,459
Nissan Auto Receivables Owner Trust:
Series 2015-C, Class A3, 1.370%, 05/15/2020	1,015,121	1,011,565
Series 2017-B, Class A2A, 1.560%, 05/15/2020	1,794,199	1,788,561
Series 2016-C, Class A3, 1.180%, 01/15/2021	2,232,466	2,211,947
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 2.570%, 07/18/2025 (2)	86,866	86,856
PFS Financing Corp.,
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	2,154,000	2,127,131
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 2.020%, 03/20/2020 (2)	3,154,029	3,142,660
SoFi Consumer Loan Program LLC,
Series 2016-2, Class A, 3.090%, 10/27/2025 (2)	813,990	811,527
Sofi Consumer Loan Program Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027 (2)	2,082,470	2,078,039
Springleaf Funding Trust,
Series 2015-AA, Class A, 3.160%, 11/15/2024 (2)	686,507	686,533

Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A, 2.040%, 03/15/2022	2,700,000	2,693,177
Tesla Auto Lease Trust,
Series 2018-A, Class A, 2.320%, 12/20/2019 (2)	1,808,899	1,803,986
Toyota Auto Receivables Owner Trust,
Series 2017-C, Class A2A, 1.580%, 07/15/2020	1,533,008	1,526,819
Verizon Owner Trust:
Series 2016-1A, Class A, 1.420%, 01/20/2021 (2)	4,059,360	4,040,255
Series 2016-2A, Class A, 1.680%, 05/20/2021 (2)	3,600,000	3,574,696
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.230%, 08/15/2022	5,000,000	4,999,561
Series 2012-A, Class A, 3.140%, 01/17/2023	1,590,000	1,593,168
		118,547,635	16.2%
Total Long-Term Investments (Cost $710,336,923)		710,440,883	97.3%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (5)	13,162,918	13,162,918
Total Short-Term Investment (Cost $13,162,918)		13,162,918	1.8%
Total Investments (Cost $723,499,841)		723,603,801	99.1%
Other Assets in Excess of Liabilities		6,730,308	0.9%
TOTAL NET ASSETS		$730,334,109	100.0%

Notes to Schedule of Investments

(1)	Foreign security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities totals $184,800,739, which represents 25.30% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(5)	Seven-day yield.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Ultra Short Bond Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$135,602,812	$–	$135,602,812
Other Government Related Securities	–	5,794,905	–	5,794,905
Corporate Bonds	–	421,734,152	–	421,734,152
Municipal Bonds	–	2,510,005	–	2,510,005
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	73,067	–	73,067
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	25,555,654	–	25,555,654
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	622,653	–	622,653
Asset Backed Securities	–	118,547,635	–	118,547,635
Total Long-Term Investments	–	710,440,883	–	710,440,883
Short-Term Investment
Money Market Mutual Fund	13,162,918	–	–	13,162,918
Total Short-Term Investment	13,162,918	–	–	13,162,918
Total Investments	$13,162,918	$710,440,883	$–	$723,603,801

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Short-Term Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.000%, 08/31/2021	$660,325,000	$644,177,994
1.125%, 09/30/2021	687,225,000	652,648,992
		1,296,826,986	23.3%
Other Government Related Securities
CNOOC Finance 2012 Ltd.,
3.875%, 05/02/2022 (1)(2)	14,112,000	14,095,404
Electricite de France SA,
4.600%, 01/27/2020 (1)(2)	2,926,000	2,980,658
Industrial Bank of Korea,
2.949%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,154,387
Japan Bank for International Cooperation,
2.125%, 07/21/2020 (1)	20,900,000	20,529,595
The Korea Development Bank,
3.000%, 03/17/2019 (1)	2,475,000	2,475,711
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018 (1)(2)	3,000,000	2,999,208
Nexen Energy ULC,
6.200%, 07/30/2019 (1)	2,065,000	2,113,209
Petroleos Mexicanos:
8.000%, 05/03/2019 (1)	9,963,000	10,236,982
6.375%, 02/04/2021 (1)	5,000,000	5,242,550
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	8,000,000	7,870,243
Sinopec Group Overseas Development [2016] Ltd.:
2.125%, 05/03/2019 (1)(2)	7,000,000	6,948,445
1.750%, 09/29/2019 (1)(2)	2,375,000	2,334,756
Sinopec Group Overseas Development [2017] Ltd.,
2.375%, 04/12/2020 (1)(2)	10,125,000	9,983,301
Syngenta Finance NV:
3.933%, 04/23/2021 (1)(2)	10,000,000	9,971,876
3.125%, 03/28/2022 (1)	5,000,000	4,841,341
		104,777,666	1.9%
Corporate Bonds
Industrials
21st Century Fox America, Inc.,
6.900%, 03/01/2019	10,950,000	11,133,164
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (1)(2)	4,550,000	4,511,398
Abbott Laboratories,
4.125%, 05/27/2020	480,000	488,084
Actavis Funding SCS:
3.000%, 03/12/2020 (1)	3,900,000	3,895,164
3.589%, 03/12/2020 (3 Month LIBOR USD + 1.255%) (1)(3)	1,000,000	1,013,681
Allergan Funding SCS,
3.450%, 03/15/2022 (1)	2,850,000	2,830,898
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,970,000	3,044,634
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	22,700,000	22,820,310
3.750%, 04/10/2022 (1)(2)	5,000,000	4,935,850
ArcelorMittal,
6.250%, 02/25/2022 (1)	13,031,000	13,975,747
AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,034,897
2.300%, 03/11/2019	9,682,000	9,666,969

3.316%, 06/30/2020 (3 Month LIBOR USD + 0.930%) (3)	4,000,000	4,039,855
2.800%, 02/17/2021	11,025,000	10,862,629
AutoNation, Inc.:
5.500%, 02/01/2020	3,369,000	3,455,583
3.350%, 01/15/2021	4,203,000	4,166,208
Bayer US Finance II LLC,
3.500%, 06/25/2021 (2)	24,700,000	24,642,689
Beam Suntory, Inc.,
3.250%, 05/15/2022	8,875,000	8,699,988
Becton Dickinson and Co.:
2.404%, 06/05/2020	10,350,000	10,192,887
3.125%, 11/08/2021	1,000,000	984,115
2.894%, 06/06/2022	19,500,000	18,958,761
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	9,350,227
Boardwalk Pipelines LP,
5.750%, 09/15/2019	10,750,000	11,012,493
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,381,493
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
2.375%, 01/15/2020	27,000,000	26,683,225
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	9,750,000	9,719,554
Campbell Soup Co.,
3.300%, 03/15/2021	9,550,000	9,459,078
Cardinal Health, Inc.,
1.948%, 06/14/2019	14,700,000	14,617,427
Carlisle Cos, Inc.,
5.125%, 12/15/2020	2,950,000	3,034,572
Celgene Corp.,
2.875%, 02/19/2021	7,000,000	6,919,798
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	20,000,000	20,469,736
Charter Communications Operating LLC:
3.579%, 07/23/2020	3,000,000	3,001,695
4.464%, 07/23/2022	5,000,000	5,083,717
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.093%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	5,050,000	5,090,955
CK Hutchison International Ltd.,
2.250%, 09/29/2020 (1)(2)	20,000,000	19,538,600
CNH Industrial Capital LLC:
3.375%, 07/15/2019	921,000	922,197
4.375%, 11/06/2020	9,810,000	9,936,549
4.875%, 04/01/2021	2,554,000	2,617,398
3.875%, 10/15/2021	10,560,000	10,530,466
4.375%, 04/05/2022	4,102,000	4,150,404
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 (1)	1,798,000	1,793,271
Columbia Pipeline Group, Inc.,
3.300%, 06/01/2020	6,575,000	6,564,083
Conagra Brands, Inc.,
2.839%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	19,955,323
ConAgra Foods, Inc.,
4.950%, 08/15/2020	4,500,000	4,583,367
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	6,662,564
3.350%, 03/09/2021	19,550,000	19,509,822
2.125%, 06/01/2021	5,000,000	4,826,127

Daimler Finance North America LLC:
1.500%, 07/05/2019 (2)	5,700,000	5,644,080
2.200%, 05/05/2020 (2)	5,000,000	4,910,409
3.350%, 05/04/2021 (2)	15,000,000	14,933,472
Deutsche Telekom International Finance BV,
2.916%, 01/17/2020 (3 Month LIBOR USD + 0.580%) (1)(2)(3)	8,000,000	8,028,840
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	19,135,000	19,183,349
4.420%, 06/15/2021 (2)	9,000,000	9,135,689
Discovery Communications LLC:
2.200%, 09/20/2019	10,000,000	9,921,714
4.375%, 06/15/2021	4,650,000	4,738,589
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	15,281,590
DXC Technology Co.:
2.875%, 03/27/2020	23,714,000	23,516,225
3.271%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,000,029
4.450%, 09/18/2022	3,000,000	3,047,669
Elanco Animal Health, Inc.,
3.912%, 08/27/2021 (2)	8,000,000	8,007,534
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,000,000	11,697,100
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,987,420
Enbridge Energy Partners LP:
9.875%, 03/01/2019	4,150,000	4,260,238
4.375%, 10/15/2020	9,805,000	9,948,253
Energy Transfer Partners LP:
9.700%, 03/15/2019	6,994,000	7,214,481
4.150%, 10/01/2020	12,500,000	12,661,031
Energy Transfer Partners LP / Regency Energy Finance Corp.,
5.750%, 09/01/2020	1,175,000	1,215,229
EQT Corp.,
2.500%, 10/01/2020	15,000,000	14,641,813
ERAC USA Finance LLC,
2.350%, 10/15/2019 (2)	19,000,000	18,881,663
Express Scripts Holding Co.:
2.250%, 06/15/2019	2,157,000	2,147,026
2.600%, 11/30/2020	14,425,000	14,195,795
3.065%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	7,003,780
3.300%, 02/25/2021	5,000,000	4,974,406
Federal Express Corp. Pass Through Trust,
6.845%, 01/15/2019	459,836	465,009
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	1,982,376
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	1,673,000	1,682,312
2.250%, 08/15/2021	12,000,000	11,587,422
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,469,075
FMC Corp.:
5.200%, 12/15/2019	4,496,000	4,594,204
3.950%, 02/01/2022	9,310,000	9,350,329
Ford Motor Credit Co. LLC:
2.021%, 05/03/2019	7,000,000	6,957,693
1.897%, 08/12/2019	10,000,000	9,891,844
2.681%, 01/09/2020	5,000,000	4,947,971
3.200%, 01/15/2021	4,505,000	4,438,237

3.470%, 04/05/2021	2,500,000	2,469,482
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	20,000,000	20,741,744
Fortive Corp.,
1.800%, 06/15/2019	537,000	531,879
Fresenius Medical Care US Finance II, Inc.,
4.125%, 10/15/2020 (2)	19,325,000	19,499,698
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,782,000	4,986,191
General Mills, Inc.,
3.200%, 04/16/2021	4,850,000	4,818,563
General Motors Financial Co, Inc.,
3.550%, 04/09/2021	4,750,000	4,746,721
General Motors Financial Co., Inc.:
3.100%, 01/15/2019	2,825,000	2,827,198
2.400%, 05/09/2019	4,000,000	3,989,518
2.650%, 04/13/2020	3,425,000	3,391,745
3.143%, 08/07/2020 (3 Month LIBOR USD + 0.800%) (3)	7,000,000	7,023,504
3.700%, 11/24/2020	1,409,000	1,415,684
4.200%, 03/01/2021	1,215,000	1,230,134
3.200%, 07/06/2021	8,500,000	8,393,708
Georgia-Pacific LLC:
2.539%, 11/15/2019 (2)	8,750,000	8,682,944
5.400%, 11/01/2020 (2)	9,968,000	10,371,265
Glencore Finance (Canada) Ltd.,
4.250%, 10/25/2022 (1)(2)	5,760,000	5,800,493
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	600,000	599,070
3.699%, 01/15/2019 (3 Month LIBOR USD + 1.360%) (2)(3)	6,395,000	6,405,884
3.125%, 04/29/2019 (2)	5,154,000	5,140,909
Grupo Bimbo SAB de CV,
4.875%, 06/30/2020 (1)(2)	28,075,000	28,646,595
Harris Corp.,
2.700%, 04/27/2020	1,000,000	990,111
HCA, Inc.,
6.500%, 02/15/2020	22,263,000	23,164,652
Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	6,303,000	6,303,225
4.267%, 10/05/2018 (3 Month LIBOR USD + 1.930%) (3)	9,000,000	9,001,426
2.100%, 10/04/2019 (2)	5,000,000	4,951,276
3.500%, 10/05/2021	5,000,000	4,994,603
HP, Inc.,
3.279%, 01/14/2019 (3 Month LIBOR USD + 0.940%) (3)	5,700,000	5,710,063
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,000,000	8,204,088
Hyundai Capital America:
2.400%, 10/30/2018 (2)	8,125,000	8,124,506
2.500%, 03/18/2019 (2)	3,000,000	2,993,310
1.750%, 09/27/2019 (2)	5,000,000	4,928,405
2.750%, 09/18/2020 (2)	10,000,000	9,804,695
3.450%, 03/12/2021 (2)	5,000,000	4,943,606
Hyundai Capital Services, Inc.,
1.625%, 08/30/2019 (1)(2)	1,455,000	1,433,507
IDEX Corp.,
4.200%, 12/15/2021	10,725,000	10,822,352
The JM Smucker Co.,
2.500%, 03/15/2020	2,725,000	2,698,944

Keurig Dr Pepper, Inc.,
3.551%, 05/25/2021 (2)	24,700,000	24,655,195
Keysight Technologies, Inc.,
3.300%, 10/30/2019	28,625,000	28,611,895
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	2,692,000	2,744,476
6.500%, 04/01/2020	22,320,000	23,321,139
Kraft Heinz Foods Co.:
5.375%, 02/10/2020	2,250,000	2,313,958
2.911%, 02/10/2021 (3 Month LIBOR USD + 0.570%) (3)	15,000,000	15,015,217
Laboratory Corp. of America Holdings,
2.500%, 11/01/2018	12,050,000	12,049,883
Lennar Corp.,
8.375%, 01/15/2021	2,337,000	2,544,292
LyondellBasell Industries NV:
5.000%, 04/15/2019 (1)	2,260,000	2,271,323
6.000%, 11/15/2021 (1)	5,675,000	6,025,769
Marathon Petroleum Corp.,
3.400%, 12/15/2020	15,000,000	15,011,294
Martin Marietta Materials, Inc.:
2.838%, 12/20/2019 (3 Month LIBOR USD + 0.500%) (3)	1,250,000	1,253,077
2.960%, 05/22/2020 (3 Month LIBOR USD + 0.650%) (3)	5,400,000	5,418,036
Masco Corp.:
7.125%, 03/15/2020	40,000	42,012
3.500%, 04/01/2021	3,881,000	3,878,939
Medtronic, Inc.,
3.134%, 03/15/2020 (3 Month LIBOR USD + 0.800%) (3)	2,250,000	2,271,038
Microchip Technology, Inc.,
3.922%, 06/01/2021 (2)	28,643,000	28,475,191
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	31,303,000	30,960,366
Mondelez International Holdings Netherlands BV,
1.625%, 10/28/2019 (1)(2)	9,750,000	9,611,355
Motiva Enterprises LLC,
5.750%, 01/15/2020 (2)	3,106,000	3,178,679
Mylan NV:
2.500%, 06/07/2019 (1)	3,847,000	3,832,913
3.750%, 12/15/2020 (1)	1,873,000	1,874,398
3.150%, 06/15/2021 (1)	3,000,000	2,955,196
NetApp, Inc.,
2.000%, 09/27/2019	5,000,000	4,955,418
Newell Brands, Inc.:
2.600%, 03/29/2019	798,000	796,837
3.150%, 04/01/2021	28,283,000	27,829,501
Nissan Motor Acceptance Corp.:
2.150%, 07/13/2020 (2)	20,000,000	19,561,154
2.150%, 09/28/2020 (2)	4,300,000	4,192,467
Norfolk Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,211,139
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,915,974
Nutrien Ltd.:
6.500%, 05/15/2019 (1)	13,500,000	13,785,332
4.875%, 03/30/2020 (1)	13,000,000	13,262,397
ONEOK Partners LP:
8.625%, 03/01/2019	1,500,000	1,533,892
3.800%, 03/15/2020	2,800,000	2,811,374
Pentair Finance SA,
2.650%, 12/01/2019 (1)	10,353,000	10,301,841

Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	6,375,000	6,708,057
Perrigo Finance Unlimited Co.:
3.500%, 03/15/2021 (1)	3,138,000	3,106,739
3.500%, 12/15/2021 (1)	5,350,000	5,266,262
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	20,050,000	20,049,540
Reliance Holding USA, Inc.,
4.500%, 10/19/2020 (2)	16,778,000	16,981,496
Republic Services, Inc.,
5.500%, 09/15/2019	6,446,000	6,596,327
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	4,894,381
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	4,916,552
Ryder System, Inc.,
3.500%, 06/01/2021	6,150,000	6,144,367
Sabine Pass Liquefaction LLC,
5.625%, 02/01/2021	16,550,000	17,214,500
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	14,461,000	14,370,624
Sherwin-Williams Co.:
7.250%, 06/15/2019	2,513,000	2,586,895
2.250%, 05/15/2020	6,200,000	6,109,135
Shire Acquisitions Investments Ireland DAC:
1.900%, 09/23/2019 (1)	9,775,000	9,670,487
2.400%, 09/23/2021 (1)	11,450,000	11,059,419
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	14,875,000	14,645,681
2.650%, 10/03/2021 (2)	16,000,000	15,251,196
Solvay Finance America LLC,
3.400%, 12/03/2020 (2)	8,790,000	8,780,961
Spirit AeroSystems, Inc.,
3.134%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	9,300,000	9,320,103
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,231,768
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	12,577,000	13,131,259
Teva Pharmaceutical Finance Netherlands III BV:
1.700%, 07/19/2019 (1)	7,000,000	6,886,167
2.200%, 07/21/2021 (1)	15,654,000	14,710,064
Time Warner Cable LLC:
8.750%, 02/14/2019	4,395,000	4,485,804
8.250%, 04/01/2019	2,564,000	2,629,536
4.000%, 09/01/2021	9,700,000	9,758,499
Total System Services, Inc.,
3.800%, 04/01/2021	7,960,000	7,987,227
TransCanada PipeLines Ltd.,
3.125%, 01/15/2019 (1)	6,800,000	6,806,950
TTX Co.,
2.250%, 02/01/2019 (2)	7,450,000	7,435,154
United Technologies Corp.:
2.965%, 08/16/2021 (3 Month LIBOR USD + 0.650%) (3)	5,800,000	5,815,421
3.350%, 08/16/2021	3,000,000	2,995,798
Vale Overseas Ltd.,
4.375%, 01/11/2022 (1)	5,000,000	5,037,500

Verisk Analytics, Inc.:
4.875%, 01/15/2019	19,150,000	19,250,163
5.800%, 05/01/2021	4,949,000	5,207,651
Verizon Communications, Inc.,
2.946%, 03/15/2022	30,880,000	30,389,708
Vodafone Group Plc:
2.500%, 09/26/2022 (1)	3,000,000	2,877,975
3.329%, 01/16/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	15,000,000	15,036,513
Volkswagen Group of America Finance LLC,
2.400%, 05/22/2020 (2)	5,270,000	5,180,397
Vulcan Materials Co.:
2.934%, 06/15/2020 (3 Month LIBOR USD + 0.600%) (3)	11,630,000	11,659,980
2.971%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,000,000	16,058,968
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,345,739
The Williams Companies, Inc.,
7.875%, 09/01/2021	3,000,000	3,331,860
Yara International ASA,
7.875%, 06/11/2019 (1)(2)	500,000	516,175
Zimmer Holdings, Inc.:
2.700%, 04/01/2020	27,610,000	27,341,643
3.150%, 04/01/2022	2,190,000	2,145,135
Zoetis, Inc.,
3.450%, 11/13/2020	7,932,000	7,965,909
		1,727,457,898	31.1%
Utilities
Dominion Resources, Inc.:
2.962%, 07/01/2019 (8)	4,000,000	3,998,000
2.500%, 12/01/2019	9,500,000	9,426,337
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	12,071,000	12,132,320
5.250%, 01/14/2021 (1)(2)	2,840,000	2,916,294
Enel Finance International NV,
2.875%, 05/25/2022 (1)(2)	4,233,000	4,026,153
Exelon Corp.:
2.850%, 06/15/2020	2,425,000	2,403,669
5.150%, 12/01/2020	7,775,000	8,000,594
Exelon Generation Co LLC:
2.950%, 01/15/2020	7,500,000	7,479,202
4.000%, 10/01/2020	8,300,000	8,380,991
Fortis, Inc.,
2.100%, 10/04/2021 (1)	2,100,000	2,006,155
Iberdrola Finance Ireland Ltd.,
5.000%, 09/11/2019 (1)(2)	2,400,000	2,441,140
Mississippi Power Co.,
3.036%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	5,475,000	5,475,657
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	752,000	756,662
NV Energy, Inc.,
6.250%, 11/15/2020	1,668,000	1,762,181
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	7,032,840	7,577,057
Sempra Energy:
9.800%, 02/15/2019	2,575,000	2,640,794
2.839%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,425,000	1,425,361
The Southern Co.,
2.750%, 06/15/2020	19,000,000	18,814,728
Southern Power Co.,
1.950%, 12/15/2019	4,600,000	4,537,135
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,782,087
		107,982,517	1.9%

Financials
ABN AMRO Bank NV:
1.800%, 09/20/2019 (1)(2)	4,750,000	4,689,361
3.400%, 08/27/2021 (1)(2)	15,000,000	14,940,585
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	6,923,308
3.375%, 06/01/2021	3,000,000	2,980,696
3.500%, 01/15/2022	16,825,000	16,702,805
2.625%, 07/01/2022	1,239,000	1,185,934
American International Group, Inc.:
3.375%, 08/15/2020	2,000,000	2,001,230
6.400%, 12/15/2020	16,900,000	17,981,190
Anthem, Inc.,
2.500%, 11/21/2020	14,325,000	14,098,317
ANZ New Zealand (Int’l) Ltd.:
2.600%, 09/23/2019 (1)(2)	3,350,000	3,338,378
2.200%, 07/17/2020 (1)(2)	10,000,000	9,798,915
2.850%, 08/06/2020 (1)(2)	3,000,000	2,968,841
2.125%, 07/28/2021 (1)(2)	2,013,000	1,931,081
Assurant, Inc.,
3.624%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	8,000,000	8,015,372
Bank of America Corp.:
2.600%, 01/15/2019	5,750,000	5,749,084
5.625%, 07/01/2020	2,000,000	2,081,414
5.875%, 01/05/2021	10,000,000	10,556,295
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	10,000,000	9,824,500
2.328%, 10/01/2021 (3 Month LIBOR USD + 0.630%) (3)	10,000,000	9,783,533
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	4,997,254
Bank of Montreal,
3.100%, 04/13/2021 (1)	15,000,000	14,940,126
Bank of Nova Scotia,
3.125%, 04/20/2021 (1)	20,000,000	19,899,470
Banque Federative du Credit Mutuel SA:
2.000%, 04/12/2019 (1)(2)	18,600,000	18,496,033
2.200%, 07/20/2020 (1)(2)	5,000,000	4,900,928
2.750%, 10/15/2020 (1)(2)	2,200,000	2,168,542
2.700%, 07/20/2022 (1)(2)	2,800,000	2,694,883
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	5,506,000	5,642,018
10.179%, 06/12/2021 (1)(2)	7,179,000	8,178,498
Barclays PLC:
2.875%, 06/08/2020 (1)	3,000,000	2,967,000
3.250%, 01/12/2021 (1)	15,175,000	14,970,456
BNP Paribas SA,
2.375%, 05/21/2020 (1)	3,225,000	3,183,982
BNZ International Funding Ltd,
2.900%, 02/21/2022 (1)(2)	1,950,000	1,892,643
BPCE SA:
2.500%, 12/10/2018 (1)	10,525,000	10,526,311
2.500%, 07/15/2019 (1)	1,000,000	995,260
3.000%, 05/22/2022 (1)(2)	17,380,000	16,800,012
Capital One Financial Corp.:
2.500%, 05/12/2020	10,400,000	10,275,068
3.450%, 04/30/2021	7,125,000	7,117,615
Capital One NA:
2.400%, 09/05/2019	9,300,000	9,249,599
1.850%, 09/13/2019	5,000,000	4,945,398

Citigroup, Inc.:
2.450%, 01/10/2020	14,825,000	14,695,584
2.700%, 03/30/2021	10,000,000	9,831,216
Citizens Bank NA:
2.250%, 03/02/2020	5,000,000	4,932,734
2.200%, 05/26/2020	9,100,000	8,924,001
CNA Financial Corp.,
5.750%, 08/15/2021	6,000,000	6,349,463
Comerica Bank,
2.500%, 06/02/2020	7,000,000	6,903,971
Commonwealth Bank of Australia,
1.750%, 11/02/2018 (1)	15,000,000	14,991,673
Compass Bank:
2.750%, 09/29/2019	9,906,000	9,876,137
5.500%, 04/01/2020	1,360,000	1,396,507
3.500%, 06/11/2021	14,700,000	14,625,728
Credit Agricole SA,
3.375%, 01/10/2022 (1)(2)	10,000,000	9,810,864
Credit Suisse:
2.750%, 03/26/2020 (1)	9,000,000	8,917,740
3.450%, 04/16/2021 (1)	7,000,000	6,971,939
Credit Suisse AG,
5.400%, 01/14/2020 (1)	8,084,000	8,296,757
Deutsche Bank AG:
3.783%, 01/18/2019 (3 Month LIBOR USD + 1.450%) (1)(3)	4,000,000	4,006,737
2.500%, 02/13/2019 (1)	8,000,000	7,980,192
2.950%, 08/20/2020 (1)	4,400,000	4,323,786
3.125%, 01/13/2021 (1)	5,515,000	5,383,131
3.150%, 01/22/2021 (1)	3,000,000	2,931,611
4.250%, 10/14/2021 (1)	5,000,000	4,968,600
Discover Bank:
2.600%, 11/13/2018	8,000,000	7,999,430
8.700%, 11/18/2019	7,395,000	7,795,389
3.100%, 06/04/2020	8,735,000	8,679,988
Discover Financial Services,
5.200%, 04/27/2022	4,531,000	4,690,400
DNB Bank ASA,
2.125%, 10/02/2020 (1)(2)	14,300,000	13,926,911
First Horizon National Corp.,
3.500%, 12/15/2020	11,148,000	11,164,435
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	3,850,000	4,034,713
First Tennessee Bank NA,
2.950%, 12/01/2019	15,286,000	15,245,842
FMR LLC,
7.490%, 06/15/2019 (2)	1,000,000	1,030,604
Goldman Sachs Group, Inc.,
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	11,702,256
The Goldman Sachs Group, Inc.:
3.367%, 10/23/2019 (3 Month LIBOR USD + 1.020%) (3)	2,751,000	2,775,579
3.000%, 04/26/2022	5,000,000	4,898,670
Guardian Life Global Funding,
2.000%, 04/26/2021 (2)	7,825,000	7,574,823
Halfmoon Parent, Inc.,
3.400%, 09/17/2021 (2)	3,000,000	2,988,046
The Hartford Financial Services Group, Inc.:
6.000%, 01/15/2019	455,000	459,245
5.500%, 03/30/2020	1,947,000	2,005,676

HSBC Bank USA NA,
4.875%, 08/24/2020	10,000,000	10,256,454
HSBC Holdings PLC,
3.400%, 03/08/2021 (1)	5,000,000	4,990,261
HSBC USA, Inc.:
2.948%, 11/13/2019 (3 Month LIBOR USD + 0.610%) (3)	9,750,000	9,797,734
5.000%, 09/27/2020	4,805,000	4,943,625
Humana, Inc.,
2.500%, 12/15/2020	9,625,000	9,447,563
Huntington Bancshares, Inc.,
3.150%, 03/14/2021	1,335,000	1,323,436
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	4,971,322
ING Bank NV:
1.650%, 08/15/2019 (1)(2)	10,000,000	9,890,263
2.500%, 10/01/2019 (1)(2)	8,961,000	8,910,554
5.000%, 06/09/2021 (1)(2)	7,250,000	7,512,640
Jackson National Life Global Funding,
2.200%, 01/30/2020 (2)	24,125,000	23,833,840
Jefferies Group LLC:
8.500%, 07/15/2019	1,500,000	1,562,741
6.875%, 04/15/2021	7,133,000	7,650,431
JPMorgan Chase & Co.:
2.250%, 01/23/2020	8,100,000	8,017,109
2.295%, 08/15/2021	10,550,000	10,257,664
3.514%, 06/18/2022 (3 Month LIBOR USD + 0.610%) (3)	23,000,000	23,023,882
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	18,000,000	17,703,000
KeyBank NA:
2.350%, 03/08/2019	6,500,000	6,493,638
3.180%, 05/22/2022	9,972,000	9,825,368
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	8,000,000	7,892,160
Lloyds Bank PLC:
2.050%, 01/22/2019 (1)	4,000,000	3,991,453
6.500%, 09/14/2020 (1)(2)	1,543,000	1,616,841
Macquarie Bank Ltd.,
2.400%, 01/21/2020 (1)(2)	13,000,000	12,840,947
Macquarie Group Ltd,
6.000%, 01/14/2020 (1)(2)	15,475,000	15,989,580
Manufacturers & Traders Trust Co.,
3.457%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	282,243
Marsh & McLennan Cos, Inc.,
2.750%, 01/30/2022	7,000,000	6,824,142
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 09/13/2021 (1)	15,000,000	14,437,800
Mitsubishi UFJ Trust & Banking Corp.,
2.650%, 10/19/2020 (1)(2)	4,550,000	4,477,130
Mizuho Bank Ltd.:
3.538%, 10/20/2018 (3 Month LIBOR USD + 1.190%) (1)(2)(3)	2,500,000	2,501,413
2.450%, 04/16/2019 (1)(2)	2,400,000	2,396,239
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	12,350,000	12,047,143
3.817%, 04/12/2021 (3 Month LIBOR USD + 1.480%) (1)(2)(3)	3,000,000	3,069,498
2.273%, 09/13/2021 (1)	8,330,000	8,014,729
2.953%, 02/28/2022 (1)	3,700,000	3,604,181

Morgan Stanley:
7.300%, 05/13/2019	15,125,000	15,527,702
3.477%, 01/27/2020 (3 Month LIBOR USD + 1.140%) (3)	4,000,000	4,048,120
2.891%, 02/10/2021 (3 Month LIBOR USD + 0.550%) (3)	9,850,000	9,881,500
3.277%, 07/22/2022 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,085,958
National Australia Bank Ltd.,
2.250%, 01/10/2020 (1)	24,600,000	24,316,588
National Bank of Canada,
2.150%, 06/12/2020 (1)	23,525,000	23,111,940
New York Life Global Funding,
1.550%, 11/02/2018 (2)	9,500,000	9,493,113
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	5,313,000	5,315,024
6.700%, 03/04/2020 (1)	3,654,000	3,815,219
Nordea Bank AB,
4.875%, 05/13/2021 (1)(2)	8,980,000	9,182,365
Pricoa Global Funding I,
1.450%, 09/13/2019 (2)	12,000,000	11,843,026
Principal Life Global Funding II:
1.500%, 04/18/2019 (2)	3,000,000	2,981,082
2.150%, 01/10/2020 (2)	19,100,000	18,896,967
Protective Life Global Funding:
1.555%, 09/13/2019 (2)	18,000,000	17,774,432
2.161%, 09/25/2020 (2)	10,000,000	9,766,880
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	7,219,941
RBC USA Holdco Corp.,
5.250%, 09/15/2020	3,310,000	3,425,046
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	14,000,000	13,958,060
Regions Financial Corp.,
3.200%, 02/08/2021	16,500,000	16,423,103
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (2)	13,000,000	12,998,057
2.500%, 04/24/2019 (2)	2,300,000	2,296,024
2.500%, 01/15/2020 (2)	6,000,000	5,938,832
Royal Bank of Scotland Group PLC,
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	8,000,000	7,751,825
The Royal Bank of Scotland PLC:
5.625%, 08/24/2020 (1)	2,450,000	2,532,045
6.125%, 01/11/2021 (1)	9,517,000	9,990,820
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	1,030,000	1,016,052
3.125%, 01/08/2021 (1)	3,500,000	3,452,222
2.875%, 08/05/2021 (1)	2,970,000	2,890,359
Santander UK PLC,
2.125%, 11/03/2020 (1)	5,200,000	5,059,348
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (1)(2)	5,000,000	4,997,265
2.375%, 03/25/2019 (1)(2)	950,000	947,519
2.450%, 05/27/2020 (1)(2)	4,700,000	4,637,227
SMBC Aviation Capital Finance DAC,
2.650%, 07/15/2021 (1)(2)(9)	1,300,000	1,252,838
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	4,500,000	4,462,526
2.400%, 09/08/2019 (1)(2)	4,225,000	4,185,944
2.250%, 04/17/2020 (1)(2)	5,000,000	4,905,725
3.050%, 01/15/2021 (1)(2)	17,271,000	17,004,111

Stifel Financial Corp.,
3.500%, 12/01/2020	27,373,000	27,234,301
Sumitomo Mitsui Banking Corp.:
1.762%, 10/19/2018 (1)	5,000,000	4,998,100
2.450%, 01/16/2020 (1)	4,500,000	4,459,021
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019 (1)(2)	22,400,000	22,337,360
Svenska Handelsbanken AB,
3.326%, 10/01/2020 (3 Month LIBOR USD + 0.930%) (1)(3)	10,000,000	10,135,816
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	1,998,356
3.000%, 08/15/2019	13,350,000	13,322,803
2.700%, 02/03/2020	6,600,000	6,525,967
3.750%, 08/15/2021	8,489,000	8,431,516
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	12,885,000	12,777,220
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	2,955,494
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	11,600,000	11,489,801
3.806%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	2,000,000	2,038,796
2.650%, 02/01/2022 (1)(2)	9,471,000	9,155,126
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	8,000,000	7,979,772
3.250%, 10/05/2020 (2)	6,000,000	5,980,830
Wells Fargo & Co.:
3.019%, 01/30/2020 (3 Month LIBOR USD + 0.680%) (3)	1,975,000	1,987,899
2.500%, 03/04/2021	3,900,000	3,819,627
Wells Fargo Bank NA,
3.325%, 07/23/2021 (3 Month LIBOR USD + 0.490%) (3)	15,000,000	14,982,480
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,085,000	13,716,621
ZB NA,
3.500%, 08/27/2021	11,700,000	11,632,395
		1,365,223,443	24.5%
Total Corporate Bonds		3,200,663,858	57.5%

Municipal Bonds
City of Pittsburg CA,
5.864%, 07/01/2021	1,515,000	1,572,237
City of Williston ND,
3.100%, 07/15/2025 (Callable 10/19/2018)	1,375,000	1,370,737
Cook County School District No. 144,
2.500%, 12/01/2018	745,000	744,240
County of Sonoma CA,
5.070%, 12/01/2022	20,910,000	21,600,239
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,634,383
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	7,685,000	7,726,729
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/29/2018)	170,000	172,970
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,855,465
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	7,035,000	7,082,064
New Jersey Economic Development Authority,
0.000%, 02/15/2021	1,440,000	1,324,742

New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,195,000	2,336,753
5.976%, 03/01/2024	7,305,000	7,580,472
Public Finance Authority,
2.625%, 11/01/2019 (Callable 10/09/2018)	4,500,000	4,500,090
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	4,045,000	3,994,802
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	1,780,000	1,785,518
State of Hawaii Department of Business Economic Development & Tourism,
1.467%, 07/01/2022	6,748,364	6,631,550
		75,912,991	1.4%
Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.366%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	2,281,555	2,271,753
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 2.666%, 10/25/2035 (1 Month LIBOR USD + 0.450%) (3)	12,555,261	12,594,938
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	120,728	121,429
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	67,116	67,218
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	117,583	118,239
Series 2004-8CB, Class A, 2.486%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	3,404,553	3,401,892
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	70,145	69,609
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	638,396	514,589
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 2.556%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	5,026,684	5,023,410
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 2.431%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	6,960,611	6,933,515
Banc of America Mortgage Trust,
Series 2004-B, Class 2A2, 3.923%, 03/25/2034 (4)	1,175,291	1,194,779
Carrington Mortgage Loan Trust:
Series 2006-NC1, Class A3, 2.426%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	3,305,978	3,304,783
Series 2006-OPT1, Class A3, 2.396%, 02/25/2036 (1 Month LIBOR USD + 0.180%) (3)	1,134,401	1,133,075
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 2.516%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	8,638,695	8,615,049
Series 2006-13, Class 1AF3, 4.437%, 01/25/2037 (4)	369,073	368,068
Series 2006-9, Class 1AF3, 4.527%, 10/25/2046 (4)(6)	623,547	578,586
CWABS Asset-Backed Certificates Trust,
Series 2005-16, Class 3AV, 2.446%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	1,408,267	1,407,652
GSAA Trust:
Series 2005-8, Class A4, 2.486%, 06/25/2035 (1 Month LIBOR USD + 0.270%) (3)	3,033,998	3,040,939
Series 2005-6, Class A3, 2.586%, 06/25/2035 (1 Month LIBOR USD + 0.370%) (3)	742,089	745,468
GSAMP Trust,
Series 2006-HE7, Class A2D, 2.446%, 10/25/2046 (1 Month LIBOR USD + 0.230%) (3)	9,755,212	9,694,487
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.346%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	2,494,503	2,486,256
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 4.229%, 07/25/2035 (4)	700,893	704,726
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	46,402	45,768
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	87	87
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	3,520,463	3,673,169
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.446%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	3,483,038	3,471,966
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.386%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	827,036	826,406
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.666%, 09/25/2035 (1 Month LIBOR USD + 0.450%) (3)	1,271,518	1,272,585

Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 2.876%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	1,339,220	1,343,004
RAMP Series Trust,
Series 2006-NC2, Class A2, 2.406%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	18,032	18,030
RASC Series Trust,
Series 2005-AHL2, Class A3, 2.566%, 10/25/2035 (1 Month LIBOR USD + 0.350%) (3)	1,631,649	1,631,535
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)(8)	1,914,212	853,993
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 2.366%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	852,993	849,244
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 2.396%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	3,206,771	3,198,886
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2D, 2.516%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	2,751,302	2,754,364
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.216%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	4,964,913	4,963,375
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (8)	91,363	92,722
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.068%, 10/25/2043 (4)	6,409,436	6,511,500
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	1,726,820	1,701,365
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	3,718,648	3,704,606
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	9,939,470	9,658,026
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	13,216,364	12,939,655
Series 2017-5, Class A1, 2.816%, 02/25/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	13,945,764	13,958,264
Series 2017-3, Class A1, 2.750%, 07/25/2057 (2)(4)	16,249,902	15,826,567
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	13,645	13,740
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	31,907	32,202
Series 2004-AR3, Class A1, 3.949%, 06/25/2034 (4)	4,736,537	4,831,603
		158,563,122	2.9%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K008, Class A2, 3.531%, 06/25/2020	27,325,000	27,516,605
Series K504, Class A2, 2.566%, 09/25/2020 (4)	20,595,090	20,482,785
Series K010, Class A2, 4.333%, 10/25/2020 (4)	14,775,000	15,092,469
Series K014, Class A2, 3.871%, 04/25/2021	10,097,686	10,252,100
		73,343,959	1.3%
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR1, Class ASB, 3.053%, 05/15/2045	19,390,736	19,320,453
GS Mortgage Securities Trust,
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	8,112,000	8,189,568
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	13,476,338	13,275,326
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	4,407,237	4,428,864
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class ASB, 3.761%, 08/15/2046 (4)	12,944,374	13,091,252
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AAB, 2.657%, 05/15/2046	11,446,822	11,292,675
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,057,056
		76,655,194	1.4%
		149,999,153	2.7%

Asset Backed Securities
Ally Auto Receivables Trust,
Series 2018-3, Class A3, 3.000%, 01/17/2023	8,000,000	7,985,310
American Express Credit Account Master Trust,
Series 2017-6, Class A, 2.040%, 05/15/2023	11,600,000	11,370,473
BA Credit Card Trust,
Series 2018-A2, Class A2, 3.000%, 09/15/2023	29,775,000	29,696,546
Bank of The West Auto Trust,
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	7,500,000	7,369,534
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,676,389
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	42,500,000	41,628,499
Chesapeake Funding II LLC:
Series 2017-2A, Class A1, 1.990%, 05/15/2029 (2)	22,837,743	22,622,187
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	11,700,000	11,670,655
Citibank Credit Card Issuance Trust:
Series 2017-A3, Class A3, 1.920%, 04/07/2022	33,225,000	32,699,985
Series 2018-A1, Class A1, 2.490%, 01/20/2023	8,850,000	8,727,673
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	4,828	4,918
Series 1998-3, Class A5, 6.220%, 03/01/2030	98,890	103,799
Dell Equipment Finance Trust,
Series 2017-2, Class A3, 2.190%, 10/24/2022 (2)	10,000,000	9,901,484
Ford Credit Auto Owner Trust:
Series 2015-1, Class A, 2.120%, 07/15/2026 (2)	23,995,000	23,714,940
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	18,225,000	17,627,098
GM Financial Automobile Leasing Trust:
Series 2017-2, Class A3, 2.020%, 09/21/2020	19,425,000	19,276,896
Series 2018-1, Class A3, 2.610%, 01/20/2021	9,875,000	9,816,904
Hyundai Auto Lease Securitization Trust,
Series 2017-B, Class A3, 1.970%, 07/15/2020 (2)	12,850,000	12,771,394
Kookmin Bank,
2.125%, 10/21/2020 (1)(2)	3,400,000	3,304,698
Master Credit Card Trust II,
Series 2017-1A, Class A, 2.260%, 07/21/2021 (1)(2)	31,800,000	31,467,925
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	11,625,000	11,468,435
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	15,734,000	15,537,736
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	9,100,000	8,997,566
Santander Retail Auto Lease Trust,
Series 2017-A, Class A4, 2.370%, 01/20/2022 (2)	3,148,000	3,106,458
SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/25/2026 (2)	5,796,418	5,743,465
SoFi Consumer Loan Program LLC,
Series 2017-4, Class A, 2.500%, 05/26/2026 (2)	3,457,495	3,416,087
Synchrony Card Issuance Trust,
Series 2018-A1, Class A1, 3.380%, 09/15/2024	27,950,000	27,950,000
Synchrony Credit Card Master Note Trust,
Series 2016-3, Class A, 1.580%, 09/15/2022	14,810,000	14,624,108
TCF Auto Receivables Owner Trust,
Series 2016-1A, Class A4, 2.030%, 02/15/2022 (2)	14,404,000	14,240,667
Verizon Owner Trust:
Series 2017-1A, Class A, 2.060%, 09/20/2021 (2)	5,100,000	5,053,706
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	28,000,000	27,809,737
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, 02/15/2022 (2)	12,800,000	12,685,405
World Financial Network Credit Card Master Trust:
Series 2017-C, Class A, 2.310%, 08/15/2024	14,125,000	13,853,823

Series 2016-A, Class A, 2.030%, 04/15/2025	13,000,000	12,531,131
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A3, 2.130%, 04/15/2020	14,775,000	14,678,342
		500,133,973	9.0%
Total Long-Term Investments (Cost $5,541,947,684)		5,486,877,749	98.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (5)	151,185,430	151,185,430
Total Short-Term Investment (Cost $151,185,430)		151,185,430	2.7%
Total Investments (Cost $5,693,133,114)		5,638,063,179	101.4%
Liabilities in Excess of Other Assets		(77,494,008)	(1.4)%
TOTAL NET ASSETS		$5,560,569,171	100.0%

Notes to Schedule of Investments

(1)	Foreign security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities totals $1,420,720,272, which represents 25.55% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security in default.
(8)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2018.
(9)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,296,826,986	$–	$1,296,826,986
Other Government Related Securities	–	104,777,666	–	104,777,666
Corporate Bonds	–	3,200,663,858	–	3,200,663,858
Municipal Bonds	–	75,912,991	–	75,912,991
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	158,563,122	–	158,563,122
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	73,343,959	–	73,343,959
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	76,655,194	–	76,655,194
Asset Backed Securities	–	500,133,973	–	500,133,973
Total Long-Term Investments	–	5,486,877,749	–	5,486,877,749
Short-Term Investment
Money Market Mutual Fund	151,185,430	–	–	151,185,430
Total Short-Term Investment	151,185,430	–	–	151,185,430
Total Investments	$151,185,430	$5,486,877,749	$–	$5,638,063,179

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Intermediate Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.375%, 08/31/2020	$176,475,000	$171,746,021
1.750%, 03/31/2022	284,550,000	273,612,609
1.875%, 03/31/2022	270,100,000	260,836,413
2.500%, 05/15/2024	262,600,000	256,106,805
2.250%, 11/15/2025	172,875,000	164,319,038
2.000%, 11/15/2026	114,050,000	105,514,070
2.250%, 11/15/2027	74,500,000	69,733,164
		1,301,868,120	39.6%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (1)(2)	1,000,000	1,016,483
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (1)(2)	1,150,000	1,123,550
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	1,916,598
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,195,001
Electricite de France SA,
2.350%, 10/13/2020 (1)(2)	8,875,000	8,716,086
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	3,200,000	3,159,981
KFW,
4.875%, 06/17/2019 (1)	3,250,000	3,300,323
Petroleos Mexicanos,
5.500%, 01/21/2021 (1)	2,000,000	2,063,820
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	2,951,341
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	3,000,000	2,949,165
2.750%, 05/03/2021 (1)(2)	5,300,000	5,172,535
		37,564,883	1.1%
Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	6,575,000	6,549,661
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,450,000	1,349,315
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,400,000	7,113,233
Anadarko Holding Co.,
7.500%, 10/15/2026	1,288,000	1,473,216
Anadarko Petroleum Corp.,
6.950%, 06/15/2019	1,000,000	1,026,464
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023	4,455,000	4,404,499
3.650%, 02/01/2026	3,775,000	3,668,151
AT&T, Inc.:
3.950%, 01/15/2025	8,000,000	7,876,750
4.300%, 02/15/2030 (2)	9,367,000	9,008,217
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,439,264

Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,038,533
BP Capital Markets PLC:
4.750%, 03/10/2019 (1)	2,500,000	2,523,248
2.521%, 01/15/2020 (1)	2,650,000	2,634,833
Broadcom Corp. / Broadcom Cayman Finance Ltd.:
2.375%, 01/15/2020	1,500,000	1,482,401
3.000%, 01/15/2022	5,275,000	5,139,222
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,500,000	2,492,193
3.750%, 09/25/2027	5,000,000	4,597,647
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	7,734,368
Cenovus Energy, Inc.,
5.700%, 10/15/2019 (1)	3,000,000	3,070,460
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	12,112,592
Charter Communications Operating LLC:
4.464%, 07/23/2022	7,425,000	7,549,320
3.750%, 02/15/2028	3,765,000	3,466,984
4.200%, 03/15/2028	2,000,000	1,913,409
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (2)	4,125,000	4,077,919
CNH Industrial Capital LLC,
3.875%, 10/15/2021	3,000,000	2,991,610
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 (1)	1,576,000	1,571,855
Comcast Corp.,
2.750%, 03/01/2023	1,475,000	1,426,185
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	2,868,694
3.500%, 05/09/2027	3,475,000	3,246,010
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,600,000	3,497,156
3.850%, 02/01/2025 (2)	2,800,000	2,747,555
3.350%, 09/15/2026 (2)	1,700,000	1,579,110
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,356,254
4.000%, 12/05/2023	4,425,000	4,434,109
4.100%, 03/25/2025	3,225,000	3,216,365
Daimler Finance North America LLC:
2.250%, 07/31/2019 (2)	2,300,000	2,287,376
2.200%, 05/05/2020 (2)	5,000,000	4,910,409
Deutsche Telekom International Finance BV,
6.000%, 07/08/2019 (1)	1,700,000	1,739,551
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (2)	10,900,000	10,927,541
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	4,984,687
The Dow Chemical Co.,
8.550%, 05/15/2019	8,800,000	9,100,494
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,222,455
4.250%, 04/15/2024	1,700,000	1,704,299

Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,534,455
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	9,709,100
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	2,988,069
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	4,700,008
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	6,650,000	6,608,582
2.600%, 12/01/2021 (2)	4,825,000	4,659,349
Express Scripts Holding Co.,
3.000%, 07/15/2023	5,655,000	5,445,324
Federal Express Corp. Pass Through Trust,
6.845%, 01/15/2019	285,706	288,920
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,319,000	2,291,809
3.875%, 06/05/2024	1,192,000	1,190,295
3.000%, 08/15/2026	2,000,000	1,848,061
4.250%, 05/15/2028	8,675,000	8,692,177
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,782,042
3.500%, 10/01/2022	2,900,000	2,885,337
4.200%, 10/01/2028	1,000,000	1,002,098
FMC Corp.,
4.100%, 02/01/2024	2,000,000	1,989,695
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	2,079,087
3.336%, 03/18/2021	1,800,000	1,774,378
3.339%, 03/28/2022	2,000,000	1,932,725
2.979%, 08/03/2022	7,000,000	6,638,844
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023	5,775,000	5,793,213
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	2,000,000	1,935,000
3.875%, 03/15/2023	1,100,000	1,063,370
General Electric Co.:
6.000%, 08/07/2019	774,000	794,057
5.500%, 01/08/2020	731,000	752,119
5.550%, 05/04/2020	816,000	845,371
General Motors Financial Co., Inc.:
2.350%, 10/04/2019	5,500,000	5,464,467
4.375%, 09/25/2021	5,325,000	5,419,367
3.450%, 01/14/2022	1,475,000	1,454,072
3.150%, 06/30/2022	1,000,000	972,136
4.150%, 06/19/2023	1,325,000	1,319,701
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	7,071,979
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	4,400,000	4,393,180
4.125%, 05/30/2023 (2)	1,750,000	1,747,865
4.625%, 04/29/2024 (2)	1,000,000	1,006,130
4.000%, 03/27/2027 (2)	4,725,000	4,434,997
3.875%, 10/27/2027 (2)	1,150,000	1,066,080

Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	3,504,000	3,575,340
3.875%, 06/27/2024 (1)(2)	3,000,000	2,954,951
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	5,400,000	5,521,705
4.625%, 01/13/2022 (1)(2)	7,000,000	7,178,577
Hyundai Capital America:
2.500%, 03/18/2019 (2)	1,300,000	1,297,101
2.000%, 07/01/2019 (2)	2,500,000	2,483,315
1.750%, 09/27/2019 (2)	3,000,000	2,957,043
3.450%, 03/12/2021 (2)	9,000,000	8,898,491
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,338,911
Johnson Controls International PLC,
4.250%, 03/01/2021 (1)	2,000,000	2,032,915
Keysight Technologies, Inc.,
3.300%, 10/30/2019	4,690,000	4,687,853
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,067,459
4.300%, 03/01/2028	5,000,000	4,957,442
7.800%, 08/01/2031	7,000,000	8,718,790
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	1,987,561
6.375%, 07/15/2028	7,629,000	8,545,807
Laboratory Corp. of America Holdings,
4.625%, 11/15/2020	468,000	477,694
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,167,990
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,381,094
Microchip Technology, Inc.,
3.922%, 06/01/2021 (2)	7,000,000	6,958,989
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (2)	1,000,000	1,022,486
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	8,694,580
MPLX LP,
4.875%, 06/01/2025	10,192,000	10,525,664
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,200,000	7,218,202
Noble Energy, Inc.,
4.150%, 12/15/2021	450,000	455,486
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,269,956
Nvent Finance Sarl,
3.950%, 04/15/2023 (1)(2)	15,800,000	15,521,302
ONEOK Partners LP,
5.000%, 09/15/2023	3,300,000	3,439,163
ONEOK, Inc.,
7.500%, 09/01/2023	7,470,000	8,518,019
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.950%, 03/10/2025 (2)	12,000,000	11,757,387
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	6,880,000	6,879,842

Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,928,977
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,103,588
4.000%, 08/01/2023 (1)(2)	5,000,000	4,993,742
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	1,000,000	1,060,000
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	1,114,942
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,000,000	1,027,500
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,409,797
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	10,508,379
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)	1,675,000	1,185,062
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (2)	4,500,000	4,497,931
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	1,960,429
Smithfield Foods, Inc.:
2.700%, 01/31/2020 (2)	7,118,000	7,008,266
2.650%, 10/03/2021 (2)	8,000,000	7,625,598
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	4,375,000	4,370,501
4.450%, 12/03/2025 (2)	5,600,000	5,656,104
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,505,319
2.500%, 07/15/2021	2,000,000	1,953,059
2.600%, 06/12/2022	150,000	144,969
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,462,213
3.900%, 05/25/2027	8,025,000	7,618,172
Telefonica Emisiones SAU,
5.462%, 02/16/2021 (1)	400,000	417,628
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,360,745
4.750%, 03/29/2021	2,000,000	2,060,412
3.600%, 07/15/2025	4,000,000	3,832,942
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	634,363
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	2,775,000	2,795,813
6.250%, 08/10/2026 (1)	3,460,000	3,791,814
Valero Energy Corp.,
3.400%, 09/15/2026	4,500,000	4,277,708
Verizon Communications, Inc.:
3.376%, 02/15/2025	6,424,000	6,235,632
4.125%, 03/16/2027	3,000,000	3,013,678
4.329%, 09/21/2028 (2)	2,051,000	2,061,983
Wabtec Corp.:
4.375%, 08/15/2023	7,850,000	7,877,348
3.450%, 11/15/2026	5,000,000	4,588,473

Walgreen Co.,
5.250%, 01/15/2019	605,000	609,087
Western Gas Partners LP,
4.500%, 03/01/2028	7,000,000	6,714,703
WestRock MWV LLC,
7.375%, 09/01/2019	2,033,000	2,105,598
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,026,274
4.125%, 11/15/2020	1,625,000	1,644,234
4.300%, 03/04/2024	2,500,000	2,522,175
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	300,000	284,588
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	9,933,926
Zoetis, Inc.:
3.250%, 02/01/2023	7,150,000	7,026,558
4.500%, 11/13/2025	2,000,000	2,065,343
		617,633,761	18.8%
Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,160,338
Edison International:
2.950%, 03/15/2023	2,650,000	2,539,664
4.125%, 03/15/2028	13,600,000	13,459,769
EDP Finance BV,
4.125%, 01/15/2020 (1)(2)	15,000,000	15,076,200
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,403,858
3.500%, 04/06/2028 (1)(2)	13,550,000	11,927,196
Fortis, Inc.,
2.100%, 10/04/2021 (1)	5,000,000	4,776,559
Mississippi Power Co.,
3.036%, 03/27/2020 (3 Month LIBOR USD + 0.650%) (3)	7,000,000	7,000,840
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	2,585,000	2,601,024
2.000%, 01/27/2020	3,000,000	2,961,092
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,431,211
PSEG Power LLC,
5.125%, 04/15/2020	220,000	225,089
RGS I&M Funding Corp.,
9.820%, 06/07/2022	411,732	460,713
The Southern Co.,
2.750%, 06/15/2020	3,200,000	3,168,796
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,807,509
		77,999,858	2.4%
Financials
ABN AMRO Bank NV,
2.450%, 06/04/2020 (1)(2)	2,650,000	2,609,964
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	3,832,632
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	2,852,123

Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	96,960
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,252,286
4.125%, 02/15/2024	1,000,000	1,002,484
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	711,034
Anthem, Inc.,
3.350%, 12/01/2024	10,000,000	9,697,110
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019 (1)(2)	4,140,000	4,125,638
2.850%, 08/06/2020 (1)(2)	4,000,000	3,958,455
2.125%, 07/28/2021 (1)(2)	1,200,000	1,151,166
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,306,493
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	11,000,000	10,806,950
3.300%, 01/11/2023	3,350,000	3,303,490
4.000%, 04/01/2024	1,487,000	1,501,868
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,000,000	2,857,858
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,000,000	4,812,917
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,338,000	1,255,833
The Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	7,003,380
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.300%, 03/10/2019 (1)(2)	1,125,000	1,123,144
2.300%, 03/05/2020 (1)(2)	3,000,000	2,959,290
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	7,952,358
Barclays Bank PLC,
10.179%, 06/12/2021 (1)(2)	5,000,000	5,696,126
Barclays PLC:
3.250%, 01/12/2021 (1)	2,000,000	1,973,042
3.684%, 01/10/2023 (1)	7,000,000	6,817,323
4.337%, 01/10/2028 (1)	2,275,000	2,152,915
BNP Paribas SA,
3.500%, 03/01/2023 (1)(2)	10,000,000	9,753,877
BNZ International Funding Ltd.:
2.350%, 03/04/2019 (1)(2)	3,300,000	3,294,851
2.100%, 09/14/2021 (1)(2)	10,000,000	9,545,115
3.375%, 03/01/2023 (1)(2)	2,000,000	1,957,266
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	11,648,992
BPCE SA:
5.700%, 10/22/2023 (1)(2)	3,950,000	4,116,777
4.000%, 04/15/2024 (1)	3,500,000	3,512,257
4.625%, 07/11/2024 (1)(2)	10,000,000	9,902,645
Capital One NA:
2.250%, 02/13/2019	3,500,000	3,493,211
2.650%, 08/08/2022	12,150,000	11,677,748
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	1,933,501
3.750%, 06/16/2024	500,000	495,766
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	8,737,560

Citizens Bank NA:
2.450%, 12/04/2019	8,500,000	8,441,821
2.550%, 05/13/2021	2,000,000	1,948,420
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,465,668
4.500%, 03/01/2026	5,000,000	5,056,000
Comerica Bank,
2.500%, 06/02/2020	3,375,000	3,328,701
Commonwealth Bank of Australia:
1.750%, 11/02/2018 (1)	4,500,000	4,497,502
5.000%, 10/15/2019 (1)(2)	4,335,000	4,424,565
Compass Bank:
2.750%, 09/29/2019	8,000,000	7,975,883
2.875%, 06/29/2022	3,125,000	3,008,970
3.875%, 04/10/2025	4,200,000	4,029,941
Cooperatieve Rabobank UA:
2.500%, 01/19/2021 (1)	8,175,000	8,009,398
4.625%, 12/01/2023 (1)	3,400,000	3,451,833
Credit Agricole SA:
2.750%, 06/10/2020 (1)(2)	3,000,000	2,966,229
3.375%, 01/10/2022 (1)(2)	7,400,000	7,260,039
Credit Suisse AG,
5.300%, 08/13/2019 (1)	3,220,000	3,284,514
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	979,998
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	3,986,304
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	8,700,000	8,595,067
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	2,948,036
4.250%, 10/14/2021 (1)	7,000,000	6,956,040
3.300%, 11/16/2022 (1)	5,175,000	4,919,640
Discover Bank,
2.600%, 11/13/2018	2,500,000	2,499,822
Discover Financial Services,
4.100%, 02/09/2027	9,000,000	8,603,025
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,215,454
First Niagara Financial Group, Inc.,
6.750%, 03/19/2020	1,618,000	1,695,627
First Tennessee Bank NA,
2.950%, 12/01/2019	500,000	498,686
The Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,000,000	1,990,969
2.350%, 11/15/2021	2,825,000	2,725,596
3.000%, 04/26/2022	5,000,000	4,898,670
3.500%, 01/23/2025	2,000,000	1,937,297
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,344,254
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	3,807,045
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,000,000	2,956,071
Guardian Life Global Funding:
2.000%, 04/26/2021 (2)	4,000,000	3,872,114
3.400%, 04/25/2023 (2)	9,000,000	8,903,092

The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	500,000	524,384
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	5,000,000	4,876,500
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,028,094
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	9,935,209
3.600%, 05/25/2023 (1)	2,500,000	2,475,134
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,461,640
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,079,824
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,500,000	1,487,007
2.300%, 01/14/2022	1,300,000	1,245,039
The Huntington National Bank,
2.875%, 08/20/2020	3,500,000	3,464,686
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	2,475,000	2,461,067
5.000%, 06/09/2021 (1)(2)	2,000,000	2,072,453
5.800%, 09/25/2023 (1)(2)	8,865,000	9,346,787
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,500,000	4,421,472
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	9,718,798
Jefferies Group LLC:
8.500%, 07/15/2019	3,325,000	3,464,077
6.875%, 04/15/2021	2,000,000	2,145,081
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.,
4.850%, 01/15/2027	1,425,000	1,401,060
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,325,000	13,045,792
JPMorgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,794,412
2.295%, 08/15/2021	2,500,000	2,430,726
4.500%, 01/24/2022	3,000,000	3,092,618
3.572%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,099,618
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,709,563
3.400%, 05/20/2026	2,200,000	2,086,186
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (2)	2,000,000	2,022,247
Life Storage LP,
3.875%, 12/15/2027	8,000,000	7,528,716
Lloyds Bank PLC:
2.050%, 01/22/2019 (1)	3,000,000	2,993,590
5.800%, 01/13/2020 (1)(2)	2,900,000	2,990,219
3.000%, 01/11/2022 (1)	7,000,000	6,815,436
4.050%, 08/16/2023 (1)	4,000,000	3,973,650
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	1,000,000	987,765
6.625%, 04/07/2021 (1)(2)	5,482,000	5,828,482

Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,000,000	4,799,080
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	3,983,165
Manulife Financial Corp.,
4.900%, 09/17/2020 (1)	2,375,000	2,445,814
Marsh & McLennan Companies, Inc.,
2.550%, 10/15/2018	1,000,000	999,990
MBIA Insurance Corp.,
13.599%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)	500,000	306,875
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,273,386
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	3,000,000	2,887,560
2.998%, 02/22/2022 (1)	2,575,000	2,519,659
3.455%, 03/02/2023 (1)	2,000,000	1,974,045
Mizuho Bank Ltd.:
2.150%, 10/20/2018 (1)(2)	4,500,000	4,498,545
2.450%, 04/16/2019 (1)(2)	500,000	499,216
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	4,771,122
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	2,983,815
Morgan Stanley:
7.300%, 05/13/2019	3,150,000	3,233,869
2.375%, 07/23/2019	1,000,000	995,908
3.742%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	7,192,996
3.125%, 07/27/2026	4,525,000	4,215,757
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	223,890
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	4,878,461
4.000%, 09/14/2026 (1)(2)	10,000,000	9,371,463
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,303,000	1,348,005
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	2,955,960
Nomura Holdings, Inc.,
6.700%, 03/04/2020 (1)	1,000,000	1,044,121
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	10,000,000	10,059,027
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,000,000	5,827,442
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	4,939,391
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	2,000,000	1,971,694
3.000%, 04/18/2026 (2)	7,000,000	6,503,492
Protective Life Corp.:
7.375%, 10/15/2019	2,500,000	2,604,820
4.300%, 09/30/2028 (2)	1,400,000	1,377,740
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	3,000,000	2,957,694
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	876,707

Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,171,391
Regions Bank,
3.374%, 08/13/2021 (3 Month LIBOR USD + 0.500%) (3)	3,425,000	3,414,740
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,556,415
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (2)	5,000,000	4,930,947
Royal Bank of Scotland Group PLC,
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	4,691,701
Santander UK Group Holdings PLC,
3.125%, 01/08/2021 (1)	2,325,000	2,293,261
Santander UK PLC:
2.125%, 11/03/2020 (1)	4,500,000	4,378,282
5.000%, 11/07/2023 (1)(2)	1,475,000	1,486,927
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	8,500,000	8,386,474
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	4,000,000	3,841,950
Societe Generale SA:
2.625%, 10/01/2018 (1)	1,000,000	1,000,000
2.500%, 04/08/2021 (1)(2)	2,150,000	2,094,911
5.200%, 04/15/2021 (1)(2)	1,250,000	1,301,742
4.250%, 09/14/2023 (1)(2)	5,000,000	4,980,230
5.000%, 01/17/2024 (1)(2)	3,150,000	3,173,360
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	3,200,000	3,173,352
3.050%, 01/15/2021 (1)(2)	10,000,000	9,845,470
Stifel Financial Corp.,
4.250%, 07/18/2024	4,156,000	4,150,460
Sumitomo Mitsui Banking Corp.,
2.250%, 07/11/2019 (1)	2,000,000	1,991,182
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	5,999,366
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 03/06/2019 (1)(2)	12,000,000	11,966,443
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,000,000	4,910,992
Swedbank AB:
2.375%, 02/27/2019 (1)(2)	2,600,000	2,595,018
2.650%, 03/10/2021 (1)(2)	3,800,000	3,727,097
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	4,966,142
4.250%, 08/15/2024	5,275,000	5,096,355
3.700%, 08/04/2026	3,000,000	2,709,613
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,119,326
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	6,225,000	6,165,863
2.650%, 02/01/2022 (1)(2)	5,000,000	4,833,241
3.491%, 05/23/2023 (1)(2)	3,050,000	2,988,572
Voya Financial, Inc.:
3.125%, 07/15/2024	3,000,000	2,830,269
3.650%, 06/15/2026	2,000,000	1,905,375

WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	200,000	199,494
3.250%, 10/05/2020 (2)	7,500,000	7,476,038
Wells Fargo & Co.:
2.150%, 01/30/2020	7,000,000	6,917,140
3.572%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,099,199
Westpac Banking Corp.:
4.875%, 11/19/2019 (1)	2,775,000	2,833,896
2.100%, 05/13/2021 (1)	5,000,000	4,838,061
Willis North America, Inc.:
3.600%, 05/15/2024	8,070,000	7,842,120
4.500%, 09/15/2028	4,600,000	4,598,699
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,250,000	3,406,880
		770,780,731	23.5%
Total Corporate Bonds		1,466,414,350	44.7%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	4,495,000	4,411,933
Alaska Municipal Bond Bank Authority,
4.459%, 08/01/2019	1,340,000	1,357,232
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,415,736
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,556,775
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,129,560
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,103,101
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,445,530
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,049,947
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,059,220
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/29/2018)	625,000	635,919
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,425,000	1,413,215
New Jersey Economic Development Authority:
0.000%, 02/15/2019	4,450,000	4,401,139
0.000%, 02/15/2021	3,000,000	2,759,880
0.000%, 02/15/2022	2,000,000	1,767,380
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	230,000	231,051
3.000%, 01/01/2033 (Callable 01/01/2025)	3,805,000	3,745,528
North East Texas Independent School District,
5.240%, 08/01/2027	2,100,000	2,364,159
Public Finance Authority:
2.625%, 11/01/2019 (Callable 10/09/2018)	3,000,000	3,000,060
2.820%, 03/01/2020 (Callable 10/19/2018)	2,000,000	1,985,380
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,645,000	1,604,582

Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,144,252
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,665,456
		52,247,035	1.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-2, Class D, 8.800%, 01/25/2019	53	53
Series 1990-108, Class G, 7.000%, 09/25/2020	1,031	1,053
Series G-29, Class O, 8.500%, 09/25/2021	169	177
Series 1991-137, Class H, 7.000%, 10/25/2021	10,200	10,488
Series 1993-32, Class H, 6.000%, 03/25/2023	7,737	8,017
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	32,756	33,556
6.000%, 07/01/2028	4,113	4,547
Federal Home Loan Mortgage Corp. (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	191	193
Series 1395, Class G, 6.000%, 10/15/2022	3,562	3,678
		61,762	0.0%
Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 2.456%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	441,450	441,515
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	77,184	77,301
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(6)	84,993	83,401
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	166,594	163,713
Series 2004-8CB, Class A, 2.486%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	2,091,368	2,089,734
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	37,536	37,626
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	1,738	1,800
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.556%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	964,352	963,724
Series 2005-W5, Class A1, 2.451%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	7,195,565	7,141,140
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	39,594	39,724
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 (6)	3,577	3,351
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	81,192	74,782
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	2,687,005	2,858,719
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 4.260%, 07/25/2034 (4)	1,061,759	1,053,041
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	48,813	49,443
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.500%, 07/25/2028 (7)	3,921	1,971
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	932	951
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (4)	73,335	74,440
Series 2006-13, Class 1AF3, 4.437%, 01/25/2037 (4)	55,472	55,321
Series 2006-9, Class 1AF3, 4.527%, 10/25/2046 (4)(6)	573,663	532,299
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	995	942
Series 1999-2, Class A7F, 7.030%, 08/15/2030	231,915	232,327

GSAMP Trust,
Series 2005-WMC2, Class A1B, 2.836%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	1,356,896	1,357,991
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	871	870
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 (6)	87,200	96,003
Series 2006-A1, Class 2A1, 3.731%, 03/25/2036 (4)(6)	344,279	311,968
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.346%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	1,197,361	1,193,403
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	2,342	2,337
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	9,720	9,768
MortgageIT Trust,
Series 2005-3, Class A1, 2.816%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	4,757,420	4,646,754
New Century Home Equity Loan Trust:
Series 2005-C, Class A1, 2.446%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	1,741,519	1,735,983
Series 2005-C, Class A2C, 2.466%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	487,737	487,524
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	4,039,586	4,061,996
Nomura Home Equity Loan, Inc.,
Series 2006-HE2, Class A3, 2.386%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	1,102,715	1,101,875
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019 (6)	3,342	3,325
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	5,649	5,651
Soundview Home Loan Trust,
Series 2003-2, Class A2, 3.516%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,519,883	1,559,221
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 2.886%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,678,709	1,671,289
Series 2006-BC1, Class A2D, 2.516%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	2,127,826	2,130,194
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 3.216%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,313,566	2,312,850
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.068%, 10/25/2043 (4)	3,845,661	3,906,900
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	2,427,521	2,387,949
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	2,278,711	2,239,113
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	6,483,654	6,347,907
Series 2017-5, Class A1, 2.816%, 02/25/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	6,526,618	6,532,467
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	38,958	39,031
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	43,346	43,485
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	28,329	28,595
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	32,747	32,975
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	21,816	22,018
Series 2004-AR3, Class A1, 3.949%, 06/25/2034 (4)	2,867,184	2,924,730
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,694,880	2,846,420
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 3.216%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,870,793	2,876,959
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.213%, 06/25/2035 (4)	3,641,861	3,746,751
		72,641,567	2.2%
		72,703,329	2.2%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K717, Class A2, 2.991%, 09/25/2021	14,569,000	14,511,286
Series K720, Class A2, 2.716%, 06/25/2022	15,850,000	15,612,627
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	13,804,827
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,299,697
Series K041, Class A2, 3.171%, 10/25/2024	3,845,000	3,816,303
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,150,000	12,115,431
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	6,916,652
Series K073, Class A2, 3.350%, 01/25/2028	8,925,000	8,753,146
		80,829,969	2.5%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,100,000	10,940,545
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	11,675,000	11,350,570
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	10,000,000	10,349,517
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/15/2045	3,373,000	3,399,265
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/15/2046	9,540,000	9,336,630
Series 2014-C16, Class A4, 3.600%, 06/15/2047	12,975,000	12,975,435
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	5,000,000	4,901,753
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	16,279,790
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	11,175,000	11,234,967
Series 2015-P2, Class A4, 3.809%, 12/15/2048	6,650,000	6,684,575
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,875,000	8,883,883
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	8,586,152
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	7,991,301	7,920,942
		122,844,024	3.7%
		203,673,993	6.2%
Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2017-A4, Class A4, 1.990%, 07/17/2023	20,275,000	19,859,243
Citibank Credit Card Issuance Trust,
Series 2017-A3, Class A3, 1.920%, 04/07/2022	13,375,000	13,163,651
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	75,193	76,581
Series 1998-3, Class A5, 6.220%, 03/01/2030	180,640	189,607
Series 1998-4, Class A5, 6.180%, 04/01/2030	79,388	82,718
Series 1998-7, Class A1, 6.320%, 07/01/2030	1,570,992	1,629,981
Dell Equipment Finance Trust,
Series 2018-1, Class A3, 3.180%, 06/22/2023 (2)	15,935,000	15,931,925
GM Financial Automobile Leasing Trust,
Series 2018-1, Class A3, 2.610%, 01/20/2021	5,775,000	5,741,025
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	6,250,000	6,165,825
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	40,733	41,186
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,282,258

SoFi Consumer Loan Program,
Series 2017-3, Class A, 2.770%, 05/25/2026 (2)	3,067,163	3,039,143
Verizon Owner Trust:
Series 2017-3A, Class A1A, 2.060%, 04/20/2022 (2)	12,250,000	12,062,793
Series 2018-1A, Class A1A, 2.820%, 09/20/2022 (2)	4,350,000	4,320,441
World Financial Network Credit Card Master Trust,
Series 2017-C, Class A, 2.310%, 08/15/2024	5,850,000	5,737,689
		102,324,066	3.1%
Total Long-Term Investments (Cost $3,303,282,772)		3,236,795,776	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (5)	45,414,369	45,414,369
Total Short-Term Investment (Cost $45,414,369)		45,414,369	1.4%
Total Investments (Cost $3,348,697,141)		3,282,210,145	99.9%
Other Assets in Excess of Liabilities		4,475,062	0.1%
TOTAL NET ASSETS		$3,286,685,207	100.0%

Notes to Schedule of Investments

(1)	Foreign security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities totals $658,682,744, which represents 20.04% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2018.

Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,301,868,120	$–	$1,301,868,120
Other Government Related Securities	–	37,564,883	–	37,564,883
Corporate Bonds	–	1,466,414,350	–	1,466,414,350
Municipal Bonds	–	52,247,035	–	52,247,035
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	61,762	–	61,762
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	72,641,567	–	72,641,567
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	80,829,969	–	80,829,969
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	122,844,024	–	122,844,024
Asset Backed Securities	–	102,324,066	–	102,324,066
Total Long-Term Investments	–	3,236,795,776	–	3,236,795,776
Short-Term Investment
Money Market Mutual Fund	45,414,369	–	–	45,414,369
Total Short-Term Investment	45,414,369	–	–	45,414,369
Total Investments	$45,414,369	$3,236,795,776	$–	$3,282,210,145

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$360,480,000	$346,624,050
1.875%, 03/31/2022	408,825,000	394,803,578
2.500%, 05/15/2024	644,475,000	628,539,350
2.250%, 11/15/2025	518,100,000	492,458,096
2.000%, 11/15/2026	319,050,000	295,171,102
2.250%, 11/15/2027	165,000,000	154,442,577
3.500%, 02/15/2039	502,355,900	529,220,165
2.875%, 05/15/2043	677,000,000	640,029,450
2.500%, 02/15/2045	105,500,000	92,399,043
		3,573,687,411	22.7%
Other Government Related Securities
CNOOC Finance (2015) Australia Pty Ltd.,
2.625%, 05/05/2020 (1)	14,500,000	14,293,346
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	1,991,465
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	2,678,000	2,718,250
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	6,107,000	6,266,026
Export-Import Bank of Korea,
2.250%, 01/21/2020 (1)	11,000,000	10,862,434
Industrial Bank of Korea,
2.000%, 04/23/2020 (1)(2)	7,000,000	6,869,650
The Korea Development Bank,
2.250%, 05/18/2020 (1)	2,000,000	1,963,569
Korea Gas Corp.,
4.250%, 11/02/2020 (1)(2)	2,321,000	2,356,442
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	7,567,000	9,154,208
Petroleos Mexicanos:
8.000%, 05/03/2019 (1)	5,911,000	6,073,553
5.500%, 01/21/2021 (1)	5,600,000	5,778,696
4.875%, 01/24/2022 (1)	4,000,000	4,046,000
4.500%, 01/23/2026 (1)	2,500,000	2,337,500
6.625%, 06/15/2035	893,000	887,195
6.350%, 02/12/2048 (1)(2)	8,500,000	7,786,000
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,519,897
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	15,000,000	14,756,706
3.250%, 04/28/2025 (1)(2)	10,000,000	9,450,602
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	13,450,000	12,741,710
Sinopec Group Overseas Development [2017] Ltd:
2.250%, 09/13/2020 (1)(2)	9,125,000	8,895,232
3.000%, 04/12/2022 (1)(2)	15,000,000	14,566,815
Syngenta Finance NV,
4.441%, 04/24/2023 (1)(2)	10,000,000	9,939,035
		155,254,331	1.0%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
7.300%, 04/30/2028	6,350,000	7,771,530
6.150%, 03/01/2037	2,570,000	3,194,729
6.750%, 01/09/2038	5,650,000	7,481,245

Abbott Laboratories:
4.750%, 11/30/2036	33,949,000	36,129,938
4.900%, 11/30/2046	4,700,000	5,104,394
AbbVie, Inc.:
2.500%, 05/14/2020	9,500,000	9,393,532
4.500%, 05/14/2035	9,000,000	8,644,530
4.300%, 05/14/2036	6,000,000	5,628,478
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	12,067,000	11,935,424
3.800%, 03/15/2025 (1)	12,000,000	11,750,923
4.550%, 03/15/2035 (1)	8,000,000	7,781,672
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	3,851,488
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	7,000,000	6,541,062
Amgen, Inc.,
4.400%, 05/01/2045	12,300,000	11,906,806
Anadarko Finance Co.,
7.500%, 05/01/2031 (1)	7,170,000	8,795,927
Anadarko Petroleum Corp.,
8.700%, 03/15/2019	2,432,000	2,493,114
Analog Devices, Inc.,
3.125%, 12/05/2023	10,000,000	9,669,583
Andeavor Logistics LP / Tesoro Logistics Finance Corp.,
5.250%, 01/15/2025	4,276,000	4,379,394
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021	6,300,000	6,208,524
4.375%, 04/15/2038	7,000,000	6,736,143
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,574,676
ArcelorMittal,
6.250%, 02/25/2022 (1)	19,100,000	20,484,750
AT&T, Inc.:
3.950%, 01/15/2025	5,000,000	4,922,969
3.400%, 05/15/2025	23,200,000	22,088,000
4.125%, 02/17/2026	7,650,000	7,558,869
5.250%, 03/01/2037	10,000,000	9,966,497
4.900%, 08/15/2037 (2)	10,000,000	9,596,571
4.800%, 06/15/2044	1,375,000	1,268,087
4.750%, 05/15/2046	5,000,000	4,568,180
5.150%, 11/15/2046 (2)	10,599,000	10,147,306
5.150%, 02/15/2050 (2)	27,500,000	26,081,337
Baxalta, Inc.,
2.875%, 06/23/2020	1,489,000	1,476,656
Bayer US Finance II LLC,
4.250%, 12/15/2025 (2)	13,975,000	13,889,112
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	10,000,000	9,933,660
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,007,000	3,984,507
3.250%, 11/12/2020	7,000,000	6,976,441
3.363%, 06/06/2024	6,300,000	6,086,948
3.734%, 12/15/2024	4,000,000	3,917,490
4.875%, 05/15/2044	10,815,000	10,534,769
Bell Canada, Inc.,
4.464%, 04/01/2048 (1)	1,225,000	1,204,665
Boardwalk Pipelines LP:
5.950%, 06/01/2026	22,721,000	24,045,237
4.450%, 07/15/2027	7,000,000	6,723,895

Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	6,000,000	5,773,317
Boston Scientific Corp.,
2.850%, 05/15/2020	7,000,000	6,949,684
Broadcom Corp. / Broadcom Cayman Finance Ltd.,
3.125%, 01/15/2025	12,000,000	11,148,756
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	12,235,000	12,196,794
3.000%, 09/25/2022	15,000,000	14,352,806
3.250%, 08/15/2026	11,550,000	10,451,459
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	2,958,843
Campbell Soup Co.:
3.950%, 03/15/2025	10,325,000	9,982,168
4.800%, 03/15/2048	7,000,000	6,384,277
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	1,165,416
Carlisle Cos, Inc.,
3.500%, 12/01/2024	5,000,000	4,789,299
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,430,667
3.250%, 02/20/2023	6,175,000	6,055,275
4.000%, 08/15/2023	2,477,000	2,499,831
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (1)	12,000,000	11,352,000
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	20,238,750
5.150%, 03/15/2034	3,000,000	2,850,000
Charter Communications Operating LLC:
4.464%, 07/23/2022	13,773,000	14,003,607
6.384%, 10/23/2035	5,800,000	6,237,887
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.093%, 05/01/2020 (3 Month LIBOR USD + 0.750%) (2)(3)	25,000,000	25,202,747
CK Hutchison International Ltd.,
2.875%, 04/05/2022 (1)(2)	8,000,000	7,766,403
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	14,575,000	14,550,801
4.500%, 06/01/2025	2,819,000	2,849,992
5.800%, 06/01/2045	4,700,000	5,230,269
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	5,599,562
3.200%, 07/15/2036	6,000,000	5,006,449
3.969%, 11/01/2047	8,622,000	7,695,182
ConAgra Foods, Inc.:
4.950%, 08/15/2020	332,000	338,151
9.750%, 03/01/2021	4,548,000	5,129,204
7.125%, 10/01/2026	6,441,000	7,406,005
7.000%, 10/01/2028	4,300,000	4,970,513
ConocoPhillips Co.,
3.214%, 05/15/2022 (3 Month LIBOR USD + 0.900%) (3)	8,425,000	8,586,755
Corning, Inc.,
4.375%, 11/15/2057	9,000,000	7,882,505
Cox Communications, Inc.:
3.850%, 02/01/2025 (2)	4,725,000	4,636,500
3.350%, 09/15/2026 (2)	2,800,000	2,600,887
4.800%, 02/01/2035 (2)	14,000,000	13,066,803
8.375%, 03/01/2039 (2)	19,011,000	24,709,420
CSX Corp.,
4.650%, 03/01/2068	9,000,000	8,698,388

CVS Health Corp.:
3.500%, 07/20/2022	7,000,000	6,946,626
4.780%, 03/25/2038	23,000,000	22,889,811
5.050%, 03/25/2048	19,300,000	19,740,884
Daimler Finance North America LLC,
1.500%, 07/05/2019 (2)	10,700,000	10,595,027
Danone SA,
2.589%, 11/02/2023 (1)(2)	19,600,000	18,436,766
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	1,661,000	2,230,651
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	8,947,000	8,969,607
4.420%, 06/15/2021 (2)	50,575,000	51,337,495
Dominion Gas Holdings LLC,
2.800%, 11/15/2020	7,275,000	7,164,641
The Dow Chemical Co.,
8.550%, 05/15/2019	26,000,000	26,887,822
DXC Technology Co.:
3.271%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	8,000,000	8,000,117
4.250%, 04/15/2024	34,725,000	34,812,815
4.750%, 04/15/2027	6,815,000	6,975,900
Elanco Animal Health, Inc.,
4.272%, 08/28/2023 (2)	10,000,000	10,040,513
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,838,330
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	5,801,825
7.375%, 10/15/2045	20,000,000	26,431,748
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	921,151
4.150%, 10/01/2020	10,000,000	10,128,825
4.050%, 03/15/2025	26,585,000	26,022,962
6.500%, 02/01/2042	5,621,000	6,173,211
Ensco PLC,
5.200%, 03/15/2025 (1)	4,000,000	3,480,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026	8,350,000	8,222,062
EQT Midstream Partners LP:
4.750%, 07/15/2023	10,000,000	10,147,834
4.000%, 08/01/2024	3,000,000	2,863,694
4.125%, 12/01/2026	10,000,000	9,400,015
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	4,000,000	3,975,087
3.300%, 12/01/2026 (2)	20,225,000	18,923,138
Express Scripts Holding Co.:
3.300%, 02/25/2021	2,350,000	2,337,971
4.750%, 11/15/2021	5,000,000	5,160,649
3.900%, 02/15/2022	10,000,000	10,056,260
3.050%, 11/30/2022	10,000,000	9,692,354
3.000%, 07/15/2023	5,512,000	5,307,627
3.500%, 06/15/2024	9,000,000	8,757,157
Federal Express Corp. Pass Through Trust,
6.845%, 01/15/2019	275,241	278,337
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,577,000	5,608,041
3.500%, 04/15/2023	12,188,000	12,045,092
3.875%, 06/05/2024	582,000	581,167
4.500%, 08/15/2046	17,040,000	16,082,096
4.750%, 05/15/2048	15,000,000	14,876,373

Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	9,911,643
4.625%, 10/01/2020	1,785,000	1,835,640
3.500%, 10/01/2022	5,410,000	5,382,646
FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,367,024
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	4,778,900
4.375%, 05/10/2043 (1)	1,874,000	1,820,927
Ford Motor Credit Co. LLC:
2.375%, 03/12/2019	6,806,000	6,786,041
2.597%, 11/04/2019	10,000,000	9,919,279
3.200%, 01/15/2021	25,000,000	24,629,506
3.336%, 03/18/2021	7,500,000	7,393,243
3.339%, 03/28/2022	5,000,000	4,831,813
2.979%, 08/03/2022	13,000,000	12,329,282
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	24,000,000	24,890,093
Fortive Corp.,
2.350%, 06/15/2021	5,125,000	4,965,457
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	14,530,000	14,952,823
General Electric Co.:
2.200%, 01/09/2020	1,432,000	1,416,838
5.550%, 05/04/2020	1,585,000	1,642,050
4.650%, 10/17/2021	1,534,000	1,583,979
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	8,976,416
2.350%, 10/04/2019	6,800,000	6,756,068
2.650%, 04/13/2020	3,500,000	3,466,016
2.450%, 11/06/2020	9,000,000	8,820,208
4.200%, 03/01/2021	30,000,000	30,373,668
4.375%, 09/25/2021	2,675,000	2,722,405
3.450%, 01/14/2022	5,000,000	4,929,058
3.150%, 06/30/2022	6,000,000	5,832,817
Georgia-Pacific LLC,
2.539%, 11/15/2019 (2)	19,125,000	18,978,435
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	4,742,941
Glencore Funding LLC:
2.500%, 01/15/2019 (2)	4,463,000	4,456,082
4.125%, 05/30/2023 (2)	13,691,000	13,674,297
4.625%, 04/29/2024 (2)	30,620,000	30,807,701
4.000%, 04/16/2025 (2)	4,450,000	4,274,047
4.000%, 03/27/2027 (2)	17,550,000	16,472,845
3.875%, 10/27/2027 (2)	2,000,000	1,854,052
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	13,157,000	13,461,283
3.875%, 06/27/2024 (1)(2)	18,220,000	17,946,402
4.875%, 06/27/2044 (1)(2)	7,400,000	7,036,565
4.700%, 11/10/2047 (1)(2)	25,000,000	23,091,500
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,625,775
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	5,000,000	5,110,181
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	8,922,915
Harris Corp.:
2.700%, 04/27/2020	4,000,000	3,960,442
3.832%, 04/27/2025	5,000,000	4,903,950

Hewlett Packard Enterprise Co.:
2.850%, 10/05/2018	3,496,000	3,496,125
2.100%, 10/04/2019 (2)	11,000,000	10,892,807
3.600%, 10/15/2020	10,000,000	10,040,703
4.400%, 10/15/2022	15,150,000	15,561,213
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (1)(2)	1,232,000	1,270,696
Hubbell, Inc.,
3.150%, 08/15/2027	11,700,000	10,724,588
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	8,288,000	8,474,795
5.750%, 09/11/2019 (1)(2)	9,150,000	9,363,433
3.625%, 10/31/2024 (1)(2)	7,850,000	7,671,295
Hyundai Capital America:
2.500%, 03/18/2019 (2)	4,275,000	4,265,468
2.000%, 07/01/2019 (2)	8,600,000	8,542,602
2.750%, 09/18/2020 (2)	6,000,000	5,882,817
3.000%, 03/18/2021 (2)	15,000,000	14,655,721
3.750%, 07/08/2021 (2)	12,950,000	12,878,451
3.100%, 04/05/2022 (2)	17,825,000	17,322,929
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	5,150,000	5,027,976
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 (1)	2,650,000	2,624,515
The JM Smucker Co.,
3.500%, 03/15/2025	5,000,000	4,811,645
Johnson Controls International PLC:
6.000%, 01/15/2036 (1)	1,168,000	1,328,506
4.500%, 02/15/2047 (1)	4,400,000	4,220,356
4.950%, 07/02/2064 (1)(8)	2,400,000	2,284,397
Kansas City Southern,
4.700%, 05/01/2048	10,075,000	10,023,484
Keysight Technologies, Inc.:
3.300%, 10/30/2019	16,500,000	16,492,446
4.600%, 04/06/2027	32,450,000	32,449,770
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	910,408
4.300%, 05/01/2024	10,000,000	10,096,756
6.950%, 01/15/2038	6,008,000	7,282,771
6.500%, 09/01/2039	893,000	1,008,242
7.500%, 11/15/2040	4,017,000	4,987,370
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	4,155,000	4,286,850
5.625%, 11/15/2023 (2)	5,017,000	5,355,444
7.800%, 08/01/2031	14,995,000	18,676,893
7.750%, 01/15/2032	18,464,000	23,330,999
Kraft Heinz Foods Co.:
2.800%, 07/02/2020	4,000,000	3,965,871
3.000%, 06/01/2026	10,000,000	9,128,045
5.000%, 07/15/2035	14,740,000	14,560,357
Laboratory Corp. of America Holdings:
2.500%, 11/01/2018	11,345,000	11,344,890
3.200%, 02/01/2022	2,400,000	2,367,976
Lafarge SA,
7.125%, 07/15/2036 (1)	893,000	1,074,346
Lockheed Martin Corp.,
3.100%, 01/15/2023	5,000,000	4,946,832
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,751,609

Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	10,833,150
3.625%, 09/15/2024	1,600,000	1,578,896
4.750%, 09/15/2044	1,500,000	1,450,094
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	993,581
Medtronic, Inc.,
3.150%, 03/15/2022	3,975,000	3,948,016
Microchip Technology, Inc.:
3.922%, 06/01/2021 (2)	19,981,000	19,863,938
4.333%, 06/01/2023 (2)	5,000,000	4,968,942
Microsoft Corp.:
4.450%, 11/03/2045	10,000,000	10,708,672
3.950%, 08/08/2056	12,000,000	11,739,721
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (2)	23,093,000	22,840,231
The Mosaic Co.:
4.250%, 11/15/2023	5,000,000	5,051,465
5.450%, 11/15/2033	2,000,000	2,040,341
4.875%, 11/15/2041	5,000,000	4,599,585
MPLX LP:
4.500%, 07/15/2023	22,405,000	22,971,086
4.875%, 12/01/2024	12,165,000	12,621,499
4.875%, 06/01/2025	12,500,000	12,909,223
4.125%, 03/01/2027	7,275,000	7,085,945
4.500%, 04/15/2038	5,725,000	5,395,786
Mylan NV:
3.150%, 06/15/2021 (1)	5,000,000	4,925,327
3.950%, 06/15/2026 (1)	28,925,000	27,361,011
Mylan, Inc.,
4.550%, 04/15/2028 (2)	10,000,000	9,721,452
Newell Brands, Inc.,
3.850%, 04/01/2023	15,000,000	14,681,179
Nutrien Ltd.:
6.500%, 05/15/2019 (1)	5,000,000	5,105,679
3.375%, 03/15/2025 (1)	2,625,000	2,488,916
Nvent Finance Sarl,
4.550%, 04/15/2028 (1)(2)	15,525,000	15,114,599
ONEOK Partners LP:
8.625%, 03/01/2019	7,627,000	7,799,330
5.000%, 09/15/2023	1,200,000	1,250,605
ONEOK, Inc.,
7.500%, 09/01/2023	5,000,000	5,701,485
Orange SA,
9.000%, 03/01/2031 (1)	19,783,000	28,077,393
Pactiv LLC,
7.950%, 12/15/2025	286,000	306,020
Pernod Ricard SA:
4.450%, 01/15/2022 (1)(2)	331,000	337,621
4.250%, 07/15/2022 (1)(2)	20,527,000	20,859,257
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 (1)	4,875,000	4,776,309
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	15,546,000	15,545,643
Pfizer, Inc.,
5.800%, 08/12/2023	3,938,000	4,350,804
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,282,712
5.875%, 05/01/2042	6,000,000	6,903,974
4.875%, 11/15/2044	21,130,000	21,903,288

Phillips 66 Partners LP:
3.605%, 02/15/2025	3,000,000	2,893,466
3.550%, 10/01/2026	7,000,000	6,602,274
POSCO,
4.250%, 10/28/2020 (1)(2)	975,000	985,988
Qualcomm, Inc.,
2.250%, 05/20/2020	3,600,000	3,552,885
R.R. Donnelley & Sons Co.,
7.625%, 06/15/2020	893,000	946,580
Regency Energy Partners LP / Regency Energy Finance Corp.,
5.875%, 03/01/2022	8,955,000	9,475,394
Republic Services, Inc.,
5.500%, 09/15/2019	7,400,000	7,572,575
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	516,349
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	1,785,000	1,834,088
Rockwell Collins, Inc.,
4.350%, 04/15/2047	9,175,000	8,755,991
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	17,500,000	18,664,548
5.875%, 06/30/2026	38,000,000	41,039,920
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(7)	4,463,000	3,146,415
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,464,475
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	5,600,156
4.125%, 05/11/2035 (1)	10,000,000	10,127,788
The Sherwin-Williams Co.,
4.500%, 06/01/2047	4,000,000	3,847,153
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	25,000,000	23,808,414
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,570,647
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	6,000,000	5,719,198
3.350%, 02/01/2022 (2)	20,062,000	19,394,216
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	15,088,000	15,072,484
4.450%, 12/03/2025 (2)	43,329,000	43,763,099
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,696,170
Sprint Capital Corp.,
6.900%, 05/01/2019	2,499,000	2,539,609
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,130,904
Sunoco Logistics Partners Operations LP:
3.900%, 07/15/2026	12,000,000	11,384,076
5.400%, 10/01/2047	7,425,000	7,344,570
Sysco Corp.,
3.300%, 07/15/2026	11,550,000	11,038,644
TC PipeLines LP:
4.375%, 03/13/2025	31,115,000	30,901,229
3.900%, 05/25/2027	10,327,000	9,803,473
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	1,785,000	1,816,237
7.200%, 07/18/2036 (1)	5,475,000	5,680,313

Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	8,830,000	9,219,132
5.213%, 03/08/2047 (1)	7,225,000	7,068,668
4.895%, 03/06/2048 (1)	12,550,000	11,688,846
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	22,261,033
3.150%, 10/01/2026 (1)	15,000,000	12,480,314
Thermo Fisher Scientific, Inc.,
3.000%, 04/15/2023	7,975,000	7,731,786
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	968,697
6.750%, 06/15/2039	2,767,000	3,017,679
Time Warner, Inc.:
3.600%, 07/15/2025	2,200,000	2,108,118
3.875%, 01/15/2026	7,000,000	6,792,359
2.950%, 07/15/2026	6,250,000	5,667,294
3.800%, 02/15/2027	6,300,000	6,026,326
Timken Co.:
3.875%, 09/01/2024	2,000,000	1,952,102
4.500%, 12/15/2028	6,550,000	6,432,809
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	4,111,893
4.600%, 03/15/2048	5,150,000	5,012,446
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	4,912,143
3.900%, 02/01/2045 (2)	10,250,000	9,378,692
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	7,000,000	7,671,300
8.250%, 01/17/2034 (1)	8,526,000	10,891,965
6.875%, 11/21/2036 (1)	3,483,000	4,044,460
6.875%, 11/10/2039 (1)	16,643,000	19,497,274
Valero Energy Corp.,
6.625%, 06/15/2037	2,100,000	2,538,900
Valero Energy Partners LP,
4.375%, 12/15/2026	10,000,000	9,815,677
Verisk Analytics, Inc.,
5.800%, 05/01/2021	8,325,000	8,760,092
Verizon Communications, Inc.:
4.329%, 09/21/2028 (2)	3,077,000	3,093,477
4.500%, 08/10/2033	16,325,000	16,190,648
4.272%, 01/15/2036	8,148,000	7,764,967
5.250%, 03/16/2037	18,000,000	19,191,056
4.812%, 03/15/2039	36,839,000	37,137,538
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	3,853,534
5.000%, 05/30/2038 (1)	6,800,000	6,705,085
4.375%, 02/19/2043 (1)	15,554,000	13,987,492
Vulcan Materials Co.,
4.700%, 03/01/2048 (2)	3,446,000	3,163,254
Wabtec Corp.:
4.375%, 08/15/2023	2,678,000	2,687,329
3.450%, 11/15/2026	19,315,000	17,725,272
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,356,893
3.800%, 11/18/2024	5,934,000	5,860,277
4.500%, 11/18/2034	4,750,000	4,676,480
Western Gas Partners LP:
5.375%, 06/01/2021	3,353,000	3,465,610
4.000%, 07/01/2022	7,110,000	7,078,960
3.950%, 06/01/2025	8,000,000	7,628,628

WestRock Co.,
3.000%, 09/15/2024 (2)	10,000,000	9,452,899
WestRock MWV LLC:
9.750%, 06/15/2020	143,000	156,349
8.200%, 01/15/2030	7,963,000	10,340,811
The Williams Companies, Inc.,
4.550%, 06/24/2024	5,000,000	5,079,928
Williams Partners LP:
3.600%, 03/15/2022	10,176,000	10,109,783
6.300%, 04/15/2040	2,767,000	3,128,093
4.850%, 03/01/2048	7,000,000	6,766,804
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	12,300,000	11,847,699
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	13,965,000	13,247,590
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,305,381
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,166,995
3.250%, 02/01/2023	34,200,000	33,609,551
4.700%, 02/01/2043	3,568,000	3,651,379
		3,096,595,631	19.7%
Utilities
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	9,850,416
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	777,243
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	5,000,000	4,968,015
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	4,958,690
Duke Energy Corp.,
2.650%, 09/01/2026	10,000,000	9,041,488
Edison International,
2.950%, 03/15/2023	5,000,000	4,791,818
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	18,305,203
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,000,000	6,657,942
3.625%, 05/25/2027 (1)(2)	22,790,000	20,641,237
3.500%, 04/06/2028 (1)(2)	8,000,000	7,041,887
6.800%, 09/15/2037 (1)(2)	4,565,000	5,274,526
4.750%, 05/25/2047 (1)(2)	34,392,000	31,127,409
Entergy Corp.,
2.950%, 09/01/2026	13,075,000	12,013,069
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,669,087
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	4,909,000	4,991,307
National Rural Utilities Cooperative Finance Corp.:
2.000%, 01/27/2020	2,000,000	1,974,061
8.000%, 03/01/2032	4,659,000	6,386,439
NiSource, Inc.,
3.950%, 03/30/2048	11,750,000	10,545,930
PSEG Power LLC,
5.125%, 04/15/2020	3,575,000	3,657,703
RGS I&M Funding Corp.,
9.820%, 06/07/2022	713,509	798,390

South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	9,220,946
The Southern Co.,
4.250%, 07/01/2036	5,525,000	5,254,577
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	1,785,000	1,788,527
		183,735,910	1.2%
Financials
ABN AMRO Bank NV:
2.100%, 01/18/2019 (1)(2)	10,550,000	10,530,588
2.450%, 06/04/2020 (1)(2)	9,000,000	8,864,028
7.750%, 05/15/2023 (1)(2)	7,200,000	8,076,825
4.750%, 07/28/2025 (1)(2)	18,414,000	18,459,888
4.800%, 04/18/2026 (1)(2)	9,000,000	9,051,858
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	6,000,000	5,704,247
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	363,600
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	11,522,857
4.875%, 06/01/2022	17,698,000	18,442,159
4.125%, 02/15/2024	893,000	895,218
3.875%, 01/15/2035	4,875,000	4,424,731
8.175%, 05/15/2058 (3 Month LIBOR USD + 4.195%) (3)	893,000	1,120,715
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	1,842,936
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	251,684
Anthem, Inc.:
5.100%, 01/15/2044	1,584,000	1,641,915
4.375%, 12/01/2047	8,650,000	8,203,319
ANZ New Zealand (Int'l) Ltd.:
2.850%, 08/06/2020 (1)(2)	15,350,000	15,190,571
2.750%, 02/03/2021 (1)(2)	3,000,000	2,944,110
Aon PLC:
4.000%, 11/27/2023 (1)	6,150,000	6,215,318
3.875%, 12/15/2025 (1)	9,126,000	9,038,068
4.450%, 05/24/2043 (1)	1,274,000	1,208,687
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)	44,423,000	44,296,385
Banco Santander SA:
3.500%, 04/11/2022 (1)	13,000,000	12,723,730
5.179%, 11/19/2025 (1)	14,000,000	14,051,777
4.379%, 04/12/2028 (1)	13,400,000	12,709,516
Bank of America Corp.:
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	29,000,000	28,491,050
3.300%, 01/11/2023	7,000,000	6,902,815
4.125%, 01/22/2024	15,000,000	15,239,537
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	15,000,000	14,289,288
3.500%, 04/19/2026	9,000,000	8,701,310
3.248%, 10/21/2027	6,000,000	5,565,231
7.750%, 05/14/2038	1,138,000	1,536,038
Bank of Montreal,
3.100%, 04/13/2021 (1)	12,500,000	12,450,105
The Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	10,000,000	9,626,752
4.500%, 12/16/2025 (1)	5,500,000	5,502,656
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
4.100%, 09/09/2023 (1)(2)	2,911,000	2,942,322

3.750%, 03/10/2024 (1)(2)	2,800,000	2,785,016
Barclays Bank PLC,
10.179%, 06/12/2021 (1)(2)	12,770,000	14,547,906
Barclays PLC:
3.250%, 01/12/2021 (1)	12,175,000	12,010,893
3.684%, 01/10/2023 (1)	24,625,000	23,982,368
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	4,939,453
3.650%, 03/16/2025 (1)	8,100,000	7,606,532
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	4,955,523
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	14,332,339
BNP Paribas SA:
2.375%, 05/21/2020 (1)	10,000,000	9,872,811
3.500%, 03/01/2023 (1)(2)	5,000,000	4,876,938
3.250%, 03/03/2023 (1)	3,570,000	3,507,030
3.375%, 01/09/2025 (1)(2)	8,350,000	7,904,586
BNZ International Funding Ltd.:
2.400%, 02/21/2020 (1)(2)	7,000,000	6,916,316
2.750%, 03/02/2021 (1)(2)	14,000,000	13,720,677
2.650%, 11/03/2022 (1)(2)	20,350,000	19,406,867
3.375%, 03/01/2023 (1)(2)	20,000,000	19,572,660
BPCE SA:
2.500%, 07/15/2019 (1)	7,925,000	7,887,435
5.700%, 10/22/2023 (1)(2)	21,395,000	22,298,340
4.000%, 04/15/2024 (1)	2,500,000	2,508,755
5.150%, 07/21/2024 (1)(2)	31,285,000	31,817,713
4.500%, 03/15/2025 (1)(2)	10,000,000	9,779,940
Capital One Financial Corp.:
3.050%, 03/09/2022	4,000,000	3,910,908
3.200%, 01/30/2023	6,550,000	6,347,642
Capital One NA:
2.400%, 09/05/2019	12,000,000	11,934,966
1.850%, 09/13/2019	5,000,000	4,945,398
3.375%, 02/15/2023	41,962,000	40,827,982
Citigroup, Inc.:
2.350%, 08/02/2021	9,000,000	8,728,383
2.750%, 04/25/2022	8,675,000	8,414,530
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	12,200,000	11,965,236
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	20,350,000	19,673,372
3.751%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	7,000,000	7,165,421
3.750%, 06/16/2024	1,000,000	991,532
3.700%, 01/12/2026	4,500,000	4,366,187
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	7,600,000	7,378,384
Citizens Bank NA:
2.500%, 03/14/2019	7,800,000	7,792,618
2.450%, 12/04/2019	19,300,000	19,167,900
2.250%, 03/02/2020	4,750,000	4,686,097
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	7,618,298
7.250%, 11/15/2023	4,000,000	4,519,572
4.500%, 03/01/2026	14,000,000	14,156,802
3.450%, 08/15/2027	9,550,000	8,842,543
Comerica Bank:
2.500%, 06/02/2020	29,000,000	28,602,167
4.000%, 07/27/2025	10,000,000	9,834,442
Compass Bank:
2.750%, 09/29/2019	31,216,000	31,121,895
2.875%, 06/29/2022	8,000,000	7,702,963
3.875%, 04/10/2025	24,985,000	23,973,351

Cooperatieve Rabobank UA:
4.625%, 12/01/2023 (1)	14,630,000	14,853,033
3.750%, 07/21/2026 (1)	12,000,000	11,334,113
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	10,180,000	9,987,459
3.750%, 04/24/2023 (1)(2)	5,000,000	4,906,822
4.375%, 03/17/2025 (1)(2)	3,000,000	2,933,976
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%) (1)(2)(3)	8,000,000	7,424,225
Credit Suisse AG:
5.300%, 08/13/2019 (1)	1,406,000	1,434,170
5.400%, 01/14/2020 (1)	5,000,000	5,131,592
3.625%, 09/09/2024 (1)	4,325,000	4,262,633
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	17,000,000	16,659,967
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	8,325,000	8,296,495
4.282%, 01/09/2028 (1)(2)	8,900,000	8,655,986
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	11,000,000	10,343,594
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	14,374,509
4.550%, 04/17/2026 (1)	2,000,000	2,009,598
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,399,605
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	12,000,000	11,717,496
Deutsche Bank AG:
2.700%, 07/13/2020 (1)	5,300,000	5,191,696
2.950%, 08/20/2020 (1)	575,000	565,040
3.125%, 01/13/2021 (1)	1,625,000	1,586,145
3.150%, 01/22/2021 (1)	3,000,000	2,931,612
4.250%, 10/14/2021 (1)	36,125,000	35,898,135
3.300%, 11/16/2022 (1)	22,175,000	21,080,778
3.700%, 05/30/2024 (1)	10,000,000	9,415,856
Discover Bank:
2.600%, 11/13/2018	4,875,000	4,874,653
3.350%, 02/06/2023	8,600,000	8,351,251
4.200%, 08/08/2023	20,000,000	20,071,213
3.450%, 07/27/2026	12,000,000	11,165,866
Discover Financial Services:
3.950%, 11/06/2024	10,000,000	9,777,014
4.100%, 02/09/2027	9,150,000	8,746,409
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	5,961,842
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,120,868
First Tennessee Bank NA,
2.950%, 12/01/2019	5,612,000	5,597,257
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,528,551
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,841,959
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	12,638,000	12,348,790
The Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	2,700,000	2,687,807
2.350%, 11/15/2021	6,175,000	5,957,719
3.000%, 04/26/2022	20,000,000	19,594,679
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	8,000,000	7,729,440
3.917%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,206,957

3.850%, 07/08/2024	3,000,000	2,982,594
3.500%, 01/23/2025	3,000,000	2,905,946
3.750%, 05/22/2025	5,000,000	4,900,496
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	15,000,000	14,332,517
4.089%, 10/28/2027 (3 Month LIBOR USD + 1.750%) (3)	10,000,000	10,371,387
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	6,775,000	6,448,183
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	10,000,000	9,853,571
6.345%, 02/15/2034	1,053,000	1,222,481
Guardian Life Global Funding,
3.400%, 04/25/2023 (2)	6,950,000	6,875,165
The Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	2,000,000	2,001,829
4.850%, 01/24/2077 (2)	22,227,000	21,790,505
Halfmoon Parent, Inc.,
4.125%, 11/15/2025 (2)	13,000,000	12,962,953
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	1,538,000	1,613,007
Highmark, Inc.,
4.750%, 05/15/2021 (2)	4,378,000	4,439,498
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	5,395,442
HSBC Holdings PLC:
2.650%, 01/05/2022 (1)	4,000,000	3,884,280
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	15,600,000	15,284,936
3.600%, 05/25/2023 (1)	2,275,000	2,252,372
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	6,000,000	5,960,801
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%) (1)(3)	7,450,000	7,376,802
4.375%, 11/23/2026 (1)	10,000,000	9,828,510
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,967,120
5.000%, 09/27/2020	3,716,000	3,823,207
9.125%, 05/15/2021	625,000	704,160
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	7,600,000	7,534,168
2.300%, 01/14/2022	26,450,000	25,331,754
ING Bank NV:
2.500%, 10/01/2019 (1)(2)	3,500,000	3,480,297
2.450%, 03/16/2020 (1)(2)	9,225,000	9,111,124
5.800%, 09/25/2023 (1)(2)	43,525,000	45,890,457
Invesco Finance PLC:
3.125%, 11/30/2022 (1)	5,902,000	5,799,005
3.750%, 01/15/2026 (1)	4,900,000	4,819,638
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	22,814,878
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	3,828,969
6.250%, 01/15/2036	1,390,000	1,405,955
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	4,600,000	4,522,719
4.150%, 01/23/2030	10,000,000	8,984,073
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	15,365,812
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,675,000	3,637,392
4.250%, 10/15/2020	886,000	903,101
2.550%, 03/01/2021	7,000,000	6,874,375
2.295%, 08/15/2021	18,000,000	17,501,227
3.572%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	15,000,000	15,298,854
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,000,000	14,843,598

3.125%, 01/23/2025	14,000,000	13,429,763
5.600%, 07/15/2041	4,106,000	4,739,483
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	20,000,000	19,670,000
KeyBank NA:
2.250%, 03/16/2020	5,000,000	4,935,642
3.400%, 05/20/2026	18,965,000	17,983,872
Kookmin Bank,
1.625%, 08/01/2019 (1)(2)	7,000,000	6,905,640
LeasePlan Corp. NV,
2.875%, 01/22/2019 (1)(2)	11,000,000	10,991,601
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	2,678,000	2,707,789
10.750%, 06/15/2058 (3 Month LIBOR USD + 7.120%) (2)(3)	2,231,000	3,357,655
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	610,233
Lincoln National Corp.,
4.388%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	1,004,000	922,525
Lloyds Bank PLC,
5.800%, 01/13/2020 (1)(2)	1,428,000	1,472,425
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	18,669,000	17,810,464
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	10,000,000	9,159,976
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,000,000	16,792,007
4.875%, 06/10/2025 (1)(2)	7,600,000	7,559,220
Macquarie Group Ltd.:
7.625%, 08/13/2019 (1)(2)	3,944,000	4,090,966
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	15,000,000	14,397,240
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	24,000,000	23,898,989
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,718,811
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	10,086,857
5.375%, 03/04/2046 (1)	5,150,000	5,808,470
Marsh & McLennan Companies, Inc.,
4.350%, 01/30/2047	8,150,000	7,789,833
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (2)	8,124,000	12,476,388
4.500%, 04/15/2065 (2)	3,000,000	2,804,087
4.900%, 04/01/2077 (2)	11,175,000	11,028,793
MBIA Insurance Corp.,
13.599%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(7)	714,000	438,218
MetLife, Inc.:
6.500%, 12/15/2032	466,000	571,596
4.875%, 11/13/2043	3,375,000	3,549,005
4.050%, 03/01/2045	12,375,000	11,577,773
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	8,738,000	8,618,188
2.190%, 09/13/2021 (1)	12,400,000	11,935,248
2.665%, 07/25/2022 (1)	9,000,000	8,680,068
3.455%, 03/02/2023 (1)	10,650,000	10,511,790
Mizuho Bank Ltd.,
2.450%, 04/16/2019 (1)(2)	2,100,000	2,096,709
Mizuho Financial Group, Inc.:
2.632%, 04/12/2021 (1)(2)	13,000,000	12,681,203
2.953%, 02/28/2022 (1)	12,575,000	12,249,345
2.601%, 09/11/2022 (1)	13,000,000	12,404,916
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	5,000,000	4,973,026

Morgan Stanley:
7.300%, 05/13/2019	15,110,000	15,512,302
2.375%, 07/23/2019	1,000,000	995,908
5.625%, 09/23/2019	1,941,000	1,989,286
2.650%, 01/27/2020	4,200,000	4,173,086
2.800%, 06/16/2020	5,000,000	4,960,723
2.500%, 04/21/2021	8,000,000	7,816,450
2.750%, 05/19/2022	20,000,000	19,394,629
3.742%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	8,000,000	8,220,567
3.875%, 04/29/2024	1,650,000	1,642,502
3.700%, 10/23/2024	4,000,000	3,938,424
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	12,000,000	11,385,480
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%) (3)	1,000,000	959,894
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	4,935,190
National Australia Bank Ltd.,
2.500%, 07/12/2026 (1)	7,875,000	7,112,524
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	20,000,000	19,513,843
4.000%, 09/14/2026 (1)(2)	30,507,000	28,589,524
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	20,000,000	19,135,141
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	7,000,000	6,419,816
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	16,905,000	17,488,896
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	12,026,000	15,927,095
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	1,625,000	1,625,619
6.700%, 03/04/2020 (1)	1,667,000	1,740,550
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	15,793,000	15,886,222
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	8,000,000	7,769,923
People's United Bank NA,
4.000%, 07/15/2024	11,400,000	11,261,811
PNC Bank NA,
4.200%, 11/01/2025	2,678,000	2,725,294
Pricoa Global Funding I,
2.550%, 11/24/2020 (2)	14,000,000	13,779,974
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,860,000	1,832,501
3.125%, 05/15/2023	4,667,000	4,547,768
3.400%, 05/15/2025	16,000,000	15,505,894
4.300%, 11/15/2046	2,325,000	2,192,518
Principal Life Global Funding II:
2.200%, 04/08/2020 (2)	4,000,000	3,943,388
3.000%, 04/18/2026 (2)	13,400,000	12,449,541
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	7,393,520
4.300%, 09/30/2028 (2)	10,000,000	9,841,001
8.450%, 10/15/2039	1,400,000	1,946,901
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	8,000,000	7,887,184
Prudential Financial, Inc.:
3.878%, 03/27/2028	11,000,000	10,904,801
6.625%, 12/01/2037	5,000,000	6,177,734
3.935%, 12/07/2049	11,426,000	10,300,125
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,095,383

Regions Financial Corp.:
3.200%, 02/08/2021	25,000,000	24,883,489
2.750%, 08/14/2022	8,800,000	8,486,021
Reliance Standard Life Global Funding II:
2.500%, 04/24/2019 (2)	5,355,000	5,345,743
2.500%, 01/15/2020 (2)	6,940,000	6,869,249
2.375%, 05/04/2020 (2)	30,000,000	29,541,468
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	7,950,005
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	10,000,000	9,689,781
3.875%, 09/12/2023 (1)	10,000,000	9,713,610
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	10,000,000	9,938,512
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	7,000,000	6,987,640
Santander Holdings USA, Inc.,
2.650%, 04/17/2020	2,000,000	1,974,280
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	4,866,000	4,800,105
3.125%, 01/08/2021 (1)	2,600,000	2,564,507
3.571%, 01/10/2023 (1)	5,000,000	4,857,786
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,510,534
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	15,880,000	16,008,406
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (1)(2)	6,835,000	6,831,261
2.375%, 03/25/2019 (1)(2)	1,725,000	1,720,496
2.450%, 05/27/2020 (1)(2)	15,000,000	14,799,660
SMBC Aviation Capital Finance DAC,
3.000%, 07/15/2022 (1)(2)	8,000,000	7,683,899
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	10,225,000	9,963,005
3.250%, 01/12/2022 (1)(2)	8,000,000	7,813,765
4.250%, 09/14/2023 (1)(2)	8,000,000	7,968,368
5.000%, 01/17/2024 (1)(2)	10,000,000	10,074,159
4.250%, 04/14/2025 (1)(2)	16,157,000	15,584,051
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	14,000,000	13,883,415
2.250%, 04/17/2020 (1)(2)	8,000,000	7,849,160
3.050%, 01/15/2021 (1)(2)	4,500,000	4,430,462
5.700%, 03/26/2044 (1)(2)	6,000,000	6,213,475
Stifel Financial Corp.,
4.250%, 07/18/2024	7,850,000	7,839,536
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 (1)	20,500,000	20,313,320
3.950%, 07/19/2023 (1)	1,850,000	1,863,698
Sumitomo Mitsui Financial Group, Inc.:
2.934%, 03/09/2021 (1)	5,950,000	5,869,525
2.442%, 10/19/2021 (1)	15,775,000	15,264,515
2.784%, 07/12/2022 (1)	10,000,000	9,680,204
3.102%, 01/17/2023 (1)	12,000,000	11,677,883
SunTrust Banks, Inc.:
2.900%, 03/03/2021	14,150,000	13,987,949
2.700%, 01/27/2022	12,800,000	12,455,367
3.300%, 05/15/2026	3,925,000	3,694,509
Svenska Handelsbanken AB,
2.400%, 10/01/2020 (1)	5,200,000	5,107,432
Swedbank AB:
2.375%, 02/27/2019 (1)(2)	7,300,000	7,286,013
2.200%, 03/04/2020 (1)(2)	6,468,000	6,373,020

Synchrony Financial:
3.000%, 08/15/2019	2,000,000	1,995,926
3.750%, 08/15/2021	10,225,000	10,155,760
4.250%, 08/15/2024	26,864,000	25,954,216
4.500%, 07/23/2025	23,127,000	22,312,312
3.950%, 12/01/2027	7,000,000	6,341,284
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,028,394
2.950%, 04/01/2022	4,625,000	4,535,815
3.625%, 04/01/2025	7,000,000	6,884,839
Torchmark Corp.:
3.800%, 09/15/2022	12,475,000	12,412,006
4.550%, 09/15/2028	5,000,000	5,024,145
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	27,305,000	27,167,297
6.125%, 08/15/2043 (1)	15,671,000	17,375,348
UBS AG,
3.171%, 06/01/2020 (3 Month LIBOR USD + 0.850%) (1)(3)	4,710,000	4,753,681
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	14,150,000	13,678,073
3.491%, 05/23/2023 (1)(2)	4,825,000	4,727,822
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	21,550,000	20,694,878
4.253%, 03/23/2028 (1)(2)	17,150,000	16,993,697
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	25,182,291
3.125%, 07/15/2024	14,375,000	13,561,706
3.650%, 06/15/2026	5,800,000	5,525,588
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (2)	5,985,000	5,969,867
3.250%, 10/05/2020 (2)	8,000,000	7,974,440
Wells Fargo & Co.:
2.150%, 01/30/2020	2,750,000	2,717,448
2.500%, 03/04/2021	5,000,000	4,896,958
3.069%, 01/24/2023	10,000,000	9,760,217
3.572%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	5,099,199
3.000%, 02/19/2025	5,000,000	4,732,958
3.000%, 04/22/2026	8,000,000	7,444,955
3.900%, 05/01/2045	5,000,000	4,659,818
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	11,584,824
Westpac Banking Corp.,
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	8,350,000	8,046,061
Willis North America, Inc.:
7.000%, 09/29/2019	5,463,000	5,649,820
3.600%, 05/15/2024	9,000,000	8,745,858
5.050%, 09/15/2048	2,500,000	2,496,061
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,879,000	14,548,948
		3,086,339,028	19.6%
Total Corporate Bonds		6,366,670,569	40.5%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	4,996,424
California Housing Finance Agency:
3.656%, 02/01/2029 (Callable 08/01/2025)	19,650,000	19,018,646
2.794%, 08/01/2036 (Callable 08/01/2025)	10,345,000	10,081,409
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	7,796,060

California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,300,312
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	10,015,900
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,458,467
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	1,008,244
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,330,493
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/29/2018)	3,290,000	3,347,476
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	4,340,000	4,322,510
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)	4,383,738	4,086,126
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	15,590,000	15,291,296
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	750,000	743,062
3.750%, 07/01/2034 (Callable 07/01/2023)	1,290,000	1,291,845
4.000%, 07/01/2036 (Callable 07/01/2025)	6,880,000	6,926,440
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	2,690,000	2,618,446
North Texas Tollway Authority,
8.910%, 02/01/2030 (Callable 02/01/2020)	18,785,000	20,123,243
State of California,
7.950%, 03/01/2036 (Callable 03/01/2020)	10,125,000	10,792,238
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,765,201
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,445,055
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,176,272
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,708,766
		147,643,931	0.9%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-37, Class G, 8.000%, 07/25/2019	5,972	6,048
Series 1989-94, Class G, 7.500%, 12/25/2019	4,230	4,289
Series 1990-58, Class J, 7.000%, 05/25/2020	539	553
Series 1990-76, Class G, 7.000%, 07/25/2020	4,723	4,809
Series 1990-105, Class J, 6.500%, 09/25/2020	4,047	4,130
Series 1990-108, Class G, 7.000%, 09/25/2020	1,189	1,215
Series 1991-1, Class G, 7.000%, 01/25/2021	1,624	1,661
Series 1991-86, Class Z, 6.500%, 07/25/2021	5,337	5,505
Series 1993-58, Class H, 5.500%, 04/25/2023	61,298	62,904
Series 1998-66, Class C, 6.000%, 12/25/2028	43,156	45,133
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	14,002	14,126
3.500%, 11/01/2025	2,721,580	2,735,712
3.000%, 12/01/2026	975,009	967,831
2.500%, 04/01/2028	2,922,551	2,839,170
6.500%, 06/01/2029	131,663	145,656
3.000%, 04/01/2031	8,383,681	8,263,671
3.000%, 02/01/2032	76,994,043	75,890,924
3.500%, 05/01/2032	21,538,746	21,625,093

3.500%, 07/01/2032	26,595,137	26,701,698
5.000%, 08/01/2033	5,279,493	5,609,738
3.500%, 01/01/2034	21,635,223	21,721,850
5.000%, 09/01/2035	11,118,619	11,806,234
5.500%, 01/01/2036	186,085	201,637
5.000%, 03/01/2036	4,772,333	5,066,698
6.000%, 12/01/2036	167,060	184,903
5.000%, 02/01/2038	2,645,859	2,807,385
5.500%, 05/01/2038	572,302	616,899
5.500%, 01/01/2039	11,762,948	12,742,490
4.500%, 11/01/2039	4,236,014	4,419,545
4.500%, 11/01/2039	4,915,222	5,124,249
4.500%, 12/01/2039	25,583,717	26,690,499
5.000%, 03/01/2040	1,048,926	1,112,738
4.500%, 08/01/2040	908,418	947,794
4.500%, 09/01/2040	3,405,734	3,553,281
4.000%, 01/01/2041	16,831,744	17,145,970
4.000%, 01/01/2041	32,960,764	33,576,116
4.500%, 03/01/2041	2,532,451	2,642,221
3.500%, 10/01/2041	10,480,427	10,396,023
4.000%, 03/01/2042	7,781,830	7,927,267
3.500%, 06/01/2042	5,274,099	5,231,691
3.500%, 07/01/2042	14,101,096	13,987,488
3.000%, 08/01/2042	18,446,102	17,827,804
3.000%, 10/01/2042	7,104,597	6,862,690
3.000%, 11/01/2042	39,316,221	37,994,887
3.500%, 12/01/2042	14,932,802	14,812,515
3.000%, 01/01/2043	30,305,096	29,266,937
3.000%, 01/01/2043	14,045,837	13,497,640
3.500%, 01/01/2043	23,487,566	23,298,339
3.000%, 02/01/2043	3,879,665	3,745,744
3.000%, 04/01/2043	6,221,618	6,007,601
3.000%, 04/01/2043	17,013,416	16,428,220
3.000%, 04/01/2043	9,732,391	9,394,170
3.500%, 04/01/2043	69,027,474	68,408,813
3.500%, 05/01/2043	14,196,160	14,082,624
3.000%, 06/01/2043	20,050,623	19,349,256
3.000%, 08/01/2043	6,238,994	6,021,258
3.500%, 11/01/2043	11,164,412	11,075,127
3.500%, 01/01/2044	12,301,258	12,202,174
3.500%, 02/01/2044	45,129,161	44,767,312
4.000%, 03/01/2044	6,852,542	6,942,385
3.500%, 05/01/2044	44,999,612	44,637,240
4.000%, 05/01/2044	24,294,257	24,748,169
4.000%, 07/01/2044	5,781,151	5,855,227
3.500%, 10/01/2044	11,579,841	11,457,883
4.000%, 10/01/2044	13,655,956	13,857,538
3.500%, 01/01/2045	31,319,053	31,067,123
3.500%, 06/01/2045	23,166,416	22,906,218
3.000%, 10/01/2045	44,732,157	43,172,775
4.000%, 10/01/2045	9,490,187	9,601,990
4.000%, 11/01/2045	18,992,050	19,213,771
3.500%, 01/01/2046	43,145,190	42,610,449
4.000%, 02/01/2046	20,962,746	21,205,150
4.000%, 04/01/2046	13,156,793	13,350,819
3.500%, 05/01/2046	12,445,304	12,275,311
3.000%, 08/01/2046	5,696,795	5,460,357
3.500%, 08/01/2046	38,569,197	38,189,216
3.000%, 10/01/2046	75,448,571	72,328,876

3.000%, 10/01/2046	15,805,349	15,161,656
3.000%, 05/01/2047	73,525,119	70,483,537
4.000%, 08/01/2048	54,697,392	55,445,585
Federal Home Loan Mortgage Corp. (FHLMC):
Series 141, Class D, 5.000%, 05/15/2021	1,809	1,812
Series 1081, Class K, 7.000%, 05/15/2021	18,048	18,516
Series 163, Class F, 6.000%, 07/15/2021 (4)	3,333	3,393
Series 188, Class H, 7.000%, 09/15/2021	8,309	8,459
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	162,608	167,515
3.000%, 04/01/2027	7,767,281	7,718,425
3.500%, 07/01/2027	37,708,821	37,990,062
2.500%, 12/01/2027	9,950,673	9,680,502
2.500%, 05/01/2028	13,396,385	13,024,025
5.000%, 05/01/2028	191,745	201,289
3.000%, 11/01/2028	26,266,116	26,100,777
4.500%, 08/01/2029	1,524,449	1,577,304
4.500%, 09/01/2029	1,766,974	1,828,209
2.500%, 04/01/2030	4,904,965	4,754,771
2.500%, 05/01/2030	15,470,113	14,996,449
3.000%, 12/01/2030	24,768,242	24,488,017
3.000%, 12/01/2030	15,479,195	15,343,420
3.500%, 01/01/2032	52,902,377	53,103,612
2.500%, 02/01/2032	8,584,228	8,289,429
6.000%, 03/01/2033	46,635	51,330
3.500%, 10/01/2033	25,012,312	25,107,746
4.500%, 10/01/2033	17,846,278	18,510,195
5.000%, 10/01/2033	19,464,768	20,665,945
5.000%, 11/01/2033	53,661	56,972
4.000%, 01/01/2034	7,971,851	8,170,433
5.500%, 04/01/2034	6,488,543	7,008,938
4.000%, 06/01/2034	10,591,717	10,857,433
4.000%, 09/01/2034	12,647,249	12,964,506
5.500%, 09/01/2034	172,358	186,004
6.000%, 11/01/2034	46,489	51,177
5.500%, 02/01/2035	581,960	628,552
5.000%, 07/01/2035	5,013,240	5,322,219
5.000%, 10/01/2035	2,483,378	2,637,198
5.000%, 02/01/2036	3,557,541	3,778,387
5.500%, 11/01/2036	228,240	246,252
2.500%, 12/01/2036	33,352,829	31,676,515
5.500%, 04/01/2037	1,452,918	1,567,787
4.000%, 05/01/2037	56,412,517	57,417,682
4.000%, 04/01/2039	13,595,053	13,847,555
5.000%, 06/01/2039	11,871,699	12,604,656
5.000%, 06/01/2039	17,326,804	18,392,787
4.500%, 11/01/2039	241,759	251,753
4.000%, 08/01/2040	1,737,545	1,767,723
3.500%, 12/01/2040	10,593,462	10,507,725
4.000%, 12/01/2040	10,391,465	10,572,375
3.500%, 02/01/2041	16,547,593	16,413,609
4.000%, 02/01/2041	24,561,310	25,003,928
3.500%, 03/01/2041	23,955,901	23,761,933
4.500%, 05/01/2041	8,908,865	9,270,832
4.000%, 06/01/2041	20,044,814	20,393,233
4.500%, 07/01/2041	9,256,958	9,628,118
5.000%, 07/01/2041	13,217,562	14,032,002
3.500%, 09/01/2041	24,165,976	23,970,303
4.000%, 09/01/2041	2,735,480	2,783,117

4.000%, 10/01/2041	7,271,621	7,398,260
3.500%, 11/01/2041	9,763,106	9,684,047
3.500%, 12/01/2041	41,925,791	41,586,444
4.000%, 12/01/2041	10,041,754	10,216,631
4.000%, 01/01/2042	13,258,842	13,489,564
4.500%, 01/01/2042	13,101,977	13,634,168
4.000%, 02/01/2042	50,010,251	50,878,180
3.000%, 05/01/2042	9,275,081	8,960,965
3.500%, 08/01/2042	9,612,041	9,534,206
4.000%, 08/01/2042	18,074,745	18,389,424
3.000%, 03/01/2043	6,839,031	6,604,157
3.000%, 03/01/2043	38,942,027	37,580,693
3.000%, 05/01/2043	22,742,435	21,949,106
3.000%, 05/01/2043	38,279,721	36,954,568
3.000%, 06/01/2043	9,485,710	9,154,988
3.000%, 07/01/2043	3,668,793	3,540,391
4.000%, 07/01/2043	34,213,999	34,809,321
3.000%, 08/01/2043	5,981,165	5,772,443
3.500%, 09/01/2043	59,042,076	58,657,459
4.500%, 09/01/2043	14,187,929	14,764,151
3.500%, 10/01/2043	64,997,725	64,453,793
3.000%, 11/01/2043	30,516,756	29,473,859
4.000%, 01/01/2045	9,838,436	9,983,260
3.500%, 02/01/2045	45,824,860	45,454,088
4.000%, 02/01/2045	23,458,663	23,866,813
3.500%, 04/01/2045	34,122,512	33,724,670
4.000%, 10/01/2045	10,428,253	10,577,748
4.000%, 11/01/2045	42,607,329	43,082,129
3.500%, 12/01/2045	39,371,685	38,912,595
4.500%, 02/01/2046	38,774,719	40,347,653
3.000%, 05/01/2046	17,503,014	16,789,965
3.500%, 05/01/2046	67,762,899	66,937,776
3.000%, 07/01/2046	11,035,254	10,585,680
4.500%, 08/01/2046	34,461,417	35,748,812
3.000%, 11/01/2046	29,024,071	27,905,540
3.500%, 11/01/2046	60,135,120	59,434,018
4.000%, 11/01/2047	34,423,902	34,778,474
4.000%, 07/01/2048	38,202,700	38,853,645
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	44,647	48,763
5.000%, 07/20/2040	2,061,041	2,206,286
3.500%, 10/20/2041	9,328,319	9,340,242
3.500%, 01/15/2042	15,774,615	15,757,259
4.000%, 06/20/2042	10,567,902	10,843,642
3.500%, 09/20/2042	4,035,184	4,035,369
3.500%, 01/20/2043	26,250,643	26,251,848
3.500%, 03/20/2045	20,110,732	20,027,409
3.000%, 04/20/2045	32,240,956	31,354,335
3.500%, 04/20/2045	28,349,123	28,263,050
4.000%, 08/20/2045	13,409,699	13,744,157
4.500%, 01/20/2046	15,211,805	15,934,072
4.000%, 04/20/2046	14,417,431	14,769,052
4.000%, 05/20/2046	34,790,508	35,597,328
3.000%, 06/20/2046	22,660,764	21,990,861
3.000%, 08/20/2046	46,147,305	44,782,958
4.500%, 06/20/2047	67,234,767	69,552,185
4.500%, 07/20/2047	16,700,892	17,276,531
		3,333,495,167	21.2%

Non-U.S. Government Agency Issues
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 2.456%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,124,603	1,124,767
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	74,868	74,982
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	475,176	466,959
Series 2006-J5, Class 3A1, 4.340%, 07/25/2021 (4)	106,691	102,910
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	88,073	88,356
Series 2004-8CB, Class A, 2.486%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	9,143,656	9,136,509
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	641,032	516,714
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 2.556%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	3,037,708	3,035,730
Series 2005-W5, Class A1, 2.451%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	32,871,896	32,623,263
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A3, 2.416%, 01/25/2036 (1 Month LIBOR USD + 0.200%) (3)	6,852,729	6,806,220
Series 2006-HE1, Class A1, 2.431%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	2,337,274	2,328,175
Series 2006-HE3, Class A2, 2.381%, 03/25/2036 (1 Month LIBOR USD + 0.165%) (3)	12,218,350	12,044,514
Series 2006-HE6, Class A1, 2.361%, 11/25/2036 (1 Month LIBOR USD + 0.145%) (3)(6)	26,788,351	25,938,469
Banc of America Alternative Loan Trust:
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	12,522	12,563
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	40,140	39,720
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	171,270	169,357
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	63,283	63,462
Series 2007-1, Class 1A1, 5.595%, 04/25/2022 (4)(6)	339,876	337,902
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (6)	70,554	70,033
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	159,826	159,018
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (6)	98,820	95,391
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	354,563	326,015
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (8)	894,961	909,025
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 (8)	1,663,125	1,578,039
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 2.816%, 06/25/2034 (1 Month LIBOR USD + 0.600%) (3)	1,883,392	1,878,519
Series 2005-4, Class 1A1, 2.656%, 04/25/2035 (1 Month LIBOR USD + 0.440%) (3)	4,526,023	4,509,177
Series 2005-7, Class 12A1, 2.756%, 08/25/2035 (1 Month LIBOR USD + 0.540%) (3)	8,315,247	8,307,890
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	230,521	230,079
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 4.272%, 09/25/2036 (4)	1,359,815	1,297,625
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (8)	175,724	177,996
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	57,630	57,743
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 4.592%, 02/25/2033 (4)	510,952	495,367
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (8)	311,684	313,185
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (4)	157,744	160,121
Series 2005-10, Class AF6, 4.451%, 02/25/2036 (4)	154,030	157,139
Series 2006-10, Class 1AF3, 4.597%, 09/25/2046 (4)(6)	647,459	586,271
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 4.224%, 11/25/2033 (4)	7,253,833	7,406,613
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	48,540	48,690
Series 2005-16, Class 3AV, 2.446%, 05/25/2036 (1 Month LIBOR USD + 0.230%) (3)	3,667,932	3,666,331
Series 2005-17, Class 1AF5, 4.375%, 05/25/2036 (4)	230,425	229,795
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 (4)	41,766	42,529
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.150%, 04/25/2034 (8)	2,731	2,776

First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 2.516%, 01/25/2036 (1 Month LIBOR USD + 0.300%) (3)	1,422,138	1,422,971
Series 2006-FF1, Class 2A4, 2.556%, 01/25/2036 (1 Month LIBOR USD + 0.340%) (3)	7,555,561	7,579,229
Series 2005-FF12, Class A2C, 2.546%, 11/25/2036 (1 Month LIBOR USD + 0.330%) (3)	2,403,977	2,405,509
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	36,254	36,317
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (6)	78,038	75,725
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 (6)	316,157	274,531
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 2.361%, 05/25/2036 (1 Month LIBOR USD + 0.145%) (3)(6)	23,851,128	23,199,665
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	345	350
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	33	29
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035 (8)	628	629
GSAA Home Equity Trust,
Series 2004-6, Class A1, 3.016%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,354,866	1,335,562
GSAMP Trust:
Series 2005-WMC2, Class A1B, 2.836%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	6,568,488	6,573,790
Series 2005-WMC2, Class A2C, 2.916%, 11/25/2035 (1 Month LIBOR USD + 0.700%) (3)	6,090,598	6,099,322
HomeBanc Mortgage Trust,
Series 2005-3, Class A1, 2.456%, 07/25/2035 (1 Month LIBOR USD + 0.240%) (3)	3,117,554	3,096,165
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	747	745
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.651%, 09/25/2034 (8)	79,371	82,955
Series 2004-5, Class 1A2, 2.916%, 10/25/2034 (1 Month LIBOR USD + 0.700%) (3)	4,173,767	4,174,173
Series 2004-6, Class 1A1, 3.016%, 10/25/2034 (1 Month LIBOR USD + 0.800%) (3)	3,420,869	3,354,943
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.731%, 03/25/2036 (4)(6)	307,290	278,450
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 2.346%, 07/25/2036 (1 Month LIBOR USD + 0.130%) (3)	2,291,201	2,283,626
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A2, 3.919%, 07/25/2035 (4)	3,079,043	3,172,225
Series 2007-A1, Class 5A5, 3.919%, 07/25/2035 (4)	4,662,169	4,819,635
Series 2005-A4, Class 1A1, 4.229%, 07/25/2035 (4)	1,265,056	1,271,974
Series 2006-A7, Class 2A2, 3.819%, 01/25/2037 (4)	151,989	145,874
Series 2006-A7, Class 2A4R, 3.819%, 01/25/2037 (4)	649,366	623,240
Series 2007-A2, Class 2A3, 3.975%, 04/25/2037 (4)	1,741,323	1,653,726
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	12,561	12,558
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	2,926	2,920
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	1,389	1,386
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 2.816%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	5,308,413	5,317,176
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 3.697%, 12/25/2029 (4)	6,023,257	6,046,299
Series 2005-A10, Class A, 2.426%, 02/25/2036 (1 Month LIBOR USD + 0.210%) (3)	17,423,926	16,742,677
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 4.338%, 09/25/2034 (4)	2,808,103	2,872,683
MortgageIT Trust:
Series 2005-2, Class 1A1, 2.736%, 05/25/2035 (1 Month LIBOR USD + 0.520%) (3)	1,616,722	1,620,680
Series 2005-3, Class A1, 2.816%, 08/25/2035 (1 Month LIBOR USD + 0.600%) (3)	3,863,348	3,773,480
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.446%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	8,707,596	8,679,915
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	14,436,834	14,516,922
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	15,658,022	15,724,583
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (2)(4)	28,060,262	28,192,325

Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	15,214,891	15,281,479
Park Place Securities, Inc.,
Series 2005-WCW1, Class M1, 2.666%, 09/25/2035 (1 Month LIBOR USD + 0.450%) (3)	1,294,829	1,295,916
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A2, 2.366%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	2,734,677	2,724,513
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019 (6)	17,369	17,283
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	8,817	8,820
RASC Series Trust,
Series 2006-KS4, Class A4, 2.456%, 06/25/2036 (1 Month LIBOR USD + 0.240%) (3)	8,220,914	8,184,622
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)(8)	2,494,314	1,182,194
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 2.886%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,771,946	1,764,112
Series 2005-AB3, Class A2C, 2.576%, 09/25/2036 (1 Month LIBOR USD + 0.360%) (3)	1,638,049	1,641,854
Series 2006-BC1, Class A2D, 2.516%, 12/25/2036 (1 Month LIBOR USD + 0.300%) (3)	1,239,258	1,240,638
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 4.328%, 09/25/2034 (4)	4,061,740	4,056,034
Series 2004-16, Class 1A2, 4.003%, 11/25/2034 (4)	6,756,355	6,775,444
Series 2004-16, Class 2A, 4.038%, 11/25/2034 (4)	4,445,934	4,495,578
Structured Asset Securities Corp.:
Series 2005-WF1, Class A3, 2.876%, 02/25/2035 (1 Month LIBOR USD + 0.660%) (3)	4,627,435	4,634,458
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (8)	28,597	29,372
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-OPT1, Class A6, 2.366%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	12,069,568	11,862,937
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.068%, 10/25/2043 (4)	14,903,944	15,141,276
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	5,786,457	5,775,945
Series 2015-5, Class A1, 3.500%, 05/25/2055 (2)(4)	3,258,418	3,244,480
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	9,408,420	9,244,926
Series 2016-3, Class A1, 2.250%, 04/25/2056 (2)(4)	1,786,758	1,743,202
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	5,157,594	5,011,553
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	33,833,012	33,124,657
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	30,824,476	30,054,872
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	38,030	38,102
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	50,026	50,118
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	4,583	4,598
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	25,789	26,030
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	24,529	24,700
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	6,663,019	7,037,695
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,338,060	3,552,296
Series 2004-AR14, Class A1, 3.504%, 01/25/2035 (4)	9,290,501	9,511,018
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR10, Class 2A17, 4.213%, 06/25/2035 (4)	13,582,029	13,973,210
		507,834,835	3.3%
		3,841,330,002	24.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	11,095,000	11,189,158
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,950,000	17,681,177
Series K721, Class A2, 3.090%, 08/25/2022 (4)	25,545,000	25,460,495
Series K028, Class A2, 3.111%, 02/25/2023	47,010,000	46,856,672
Series K029, Class A2, 3.320%, 02/25/2023 (4)	27,398,000	27,523,855
Series K037, Class A2, 3.490%, 01/25/2024	68,125,000	68,791,760

Series K050, Class A2, 3.334%, 08/25/2025 (4)	72,374,000	72,168,082
Series K058, Class A2, 2.653%, 08/25/2026	19,865,000	18,761,142
Series K063, Class A2, 3.430%, 01/25/2027 (4)	49,560,000	49,246,260
Series K064, Class A2, 3.224%, 03/25/2027	33,820,000	33,102,248
Series K065, Class A2, 3.243%, 04/25/2027	28,200,000	27,587,922
Series K066, Class A2, 3.117%, 06/25/2027	11,100,000	10,752,905
Series K068, Class A2, 3.244%, 08/25/2027	9,000,000	8,783,465
Series K069, Class A2, 3.187%, 09/25/2027 (4)	23,130,000	22,447,172
Series K071, Class A2, 3.286%, 11/25/2027	23,025,000	22,509,668
Series K077, Class A2, 3.850%, 05/25/2028 (4)	16,475,000	16,778,278
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	10,915,939
		490,556,198	3.1%
Non-U.S. Government Agency Issues
BANK 2017-BNK4
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050	26,535,000	26,174,227
Series 2017-BNK9, Class A4, 3.538%, 11/15/2054	44,971,000	43,826,259
CD Mortgage Trust,
Series 2016-CD1, Class A4, 2.724%, 08/10/2049	37,060,000	34,506,347
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	34,503,388	34,007,737
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	9,295,480	9,373,379
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	24,587,000	23,903,764
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,488,584	7,460,633
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	22,854,922	23,420,876
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	19,476,238
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	23,175,000	23,660,718
DBJPM Mortgage Trust,
Series 2016-C3, Class ASB, 2.756%, 08/10/2049	10,360,000	9,962,652
GS Mortgage Securities Trust:
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	36,918,489	36,046,470
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	25,000,000	25,822,190
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	16,702,913	16,344,951
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	8,482,958	8,380,360
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	14,450,059	14,111,653
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class ASB, 3.157%, 07/15/2045	4,150,819	4,148,970
Series 2013-C12, Class A5, 3.664%, 07/15/2045	6,835,000	6,888,223
Series 2013-C15, Class A4, 4.096%, 11/15/2045	2,130,000	2,183,849
Series 2013-C17, Class A3, 3.928%, 01/15/2047	7,189,399	7,311,676
Series 2013-C17, Class A4, 4.199%, 01/15/2047	10,000,000	10,303,234
Series 2014-C24, Class ASB, 3.368%, 11/15/2047	10,000,000	9,992,825
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	8,538,000	8,540,020
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	37,200,822
Series 2012-C6, Class A4, 2.858%, 11/15/2045	26,885,945	26,390,717
Series 2013-C10, Class A3, 4.104%, 07/15/2046 (4)	6,630,160	6,768,571
Series 2013-C12, Class A3, 3.973%, 10/15/2046	20,637,613	20,922,528
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	12,250,000	12,009,296
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	17,875,402
Series 2015-SG1, Class ASB, 3.556%, 09/15/2048	18,900,000	18,945,746
Series 2015-P2, Class A3, 3.541%, 12/15/2048	44,050,000	43,604,914
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	26,735,220	26,761,979
Series 2013-C13, Class ASB, 2.654%, 05/15/2045	6,874,883	6,786,447
Series 2013-C18, Class A4, 3.896%, 12/15/2046	12,900,000	13,098,419
Series 2014-C21, Class A5, 3.678%, 08/15/2047	31,319,000	31,396,746

Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	10,180,839
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	6,963,860
		684,753,537	4.4%
		1,175,309,735	7.5%
Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	8,166,000	10,065,524
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028	150,310	153,085
Series 1998-3, Class A5, 6.220%, 03/01/2030	243,303	255,381
Series 1998-4, Class A5, 6.180%, 04/01/2030	1,484,146	1,546,391
Series 1998-7, Class A1, 6.320%, 07/01/2030	12,022,998	12,474,448
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	28,860,000	28,242,148
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	39,105,000	37,822,094
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	40,550,000	39,532,783
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (2)	14,100,000	13,493,555
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	18,178	18,381
PFS Financing Corp.,
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	20,150,000	19,772,415
Sofi Consumer Loan Program,
Series 2017-6, Class A2, 2.820%, 11/25/2026 (2)	10,000,000	9,844,096
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (1)(2)	4,463,000	4,394,895
Synchrony Credit Card Master Note Trust:
Series 2015-1, Class A, 2.370%, 03/15/2023	20,883,000	20,669,626
Series 2016-2, Class A, 2.210%, 05/15/2024	8,900,000	8,662,380
Verizon Owner Trust,
Series 2017-2A, Class A, 1.920%, 12/20/2021 (2)	3,825,000	3,775,171
		210,722,373	1.3%
Total Long-Term Investments (Cost $15,852,757,938)		15,470,618,352	98.4%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (5)	229,103,703	229,103,703
Total Short-Term Investment (Cost $229,103,703)		229,103,703	1.5%
Total Investments (Cost $16,081,861,641)		15,699,722,055	99.9%
Other Assets in Excess of Liabilities		13,243,452	0.1%
TOTAL NET ASSETS		$15,712,965,507	100.0%

Notes to Schedule of Investments

(1)	Foreign security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities totals $2,453,669,657, which represents 15.62% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security in default.
(8)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2018.

Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,573,687,411	$–	$3,573,687,411
Other Government Related Securities	–	155,254,331	–	155,254,331
Corporate Bonds	–	6,366,670,569	–	6,366,670,569
Municipal Bonds	–	147,643,931	–	147,643,931
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,333,495,167	–	3,333,495,167
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	507,834,835	–	507,834,835
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	490,556,198	–	490,556,198
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	684,753,537	–	684,753,537
Asset Backed Securities	–	210,722,373	–	210,722,373
Total Long-Term Investments	–	15,470,618,352	–	15,470,618,352
Short-Term Investment
Money Market Mutual Fund	229,103,703	–	–	229,103,703
Total Short-Term Investment	229,103,703	–	–	229,103,703
Total Investments	$229,103,703	$15,470,618,352	$–	$15,699,722,055

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Core Plus Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$349,900,000	$336,450,719
1.875%, 03/31/2022	303,025,000	292,632,188
2.500%, 05/15/2024	140,375,000	136,904,009
2.250%, 11/15/2025	287,450,000	273,223,470
2.000%, 11/15/2026	222,450,000	205,801,008
2.250%, 11/15/2027	280,000,000	262,084,373
3.500%, 02/15/2039	397,620,000	418,883,350
2.875%, 05/15/2043	693,175,000	655,321,143
2.500%, 02/15/2045	223,225,000	195,504,989
		2,776,805,249	15.4%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (1)(2)	3,000,000	3,045,030
5.750%, 10/27/2021 (1)(2)	4,000,000	3,908,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,101,905
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,314,292
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,200,000	20,325,839
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,450,000	4,488,884
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (1)(2)	2,000,000	1,991,465
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,141,552
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,081,000	4,187,269
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	9,853,140
Export-Import Bank of Korea:
2.250%, 01/21/2020 (1)	14,000,000	13,824,916
4.000%, 01/29/2021 (1)	2,400,000	2,425,538
The Korea Development Bank:
2.250%, 05/18/2020 (1)	7,200,000	7,068,848
3.000%, 09/14/2022 (1)	4,400,000	4,287,158
Nexen Energy ULC,
6.400%, 05/15/2037 (1)	6,249,000	7,559,753
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)	3,400,000	3,175,600
7.375%, 01/17/2027 (1)	9,300,000	9,417,645
Petroleos Mexicanos:
4.875%, 01/24/2022 (1)	6,500,000	6,574,750
4.250%, 01/15/2025 (1)	15,000,000	14,160,000
4.500%, 01/23/2026 (1)	4,500,000	4,207,500
6.500%, 06/02/2041 (1)	4,000,000	3,750,000
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,519,897
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (1)(2)	20,000,000	19,675,609
3.250%, 04/28/2025 (1)(2)	20,000,000	18,901,204
Sinopec Group Overseas Development [2016] Ltd.:
1.750%, 09/29/2019 (1)(2)	8,000,000	7,864,440
3.500%, 05/03/2026 (1)(2)	10,000,000	9,473,390
Sinopec Group Overseas Development [2017] Ltd,
3.000%, 04/12/2022 (1)(2)	6,950,000	6,749,291

Syngenta Finance NV:
3.125%, 03/28/2022 (1)	5,000,000	4,841,341
4.441%, 04/24/2023 (1)(2)	5,000,000	4,969,517
4.892%, 04/24/2025 (1)(2)	10,000,000	9,815,864
		220,619,637	1.2%
Corporate Bonds
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	6,770,387
3.700%, 09/15/2024	4,025,000	4,037,847
7.430%, 10/01/2026	3,300,000	4,043,320
6.150%, 03/01/2037	9,000,000	11,187,766
5.400%, 10/01/2043	5,000,000	5,851,181
4.750%, 09/15/2044	1,950,000	2,088,261
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (1)(2)	10,000,000	9,915,160
3.750%, 09/22/2024 (1)(2)	4,475,000	4,316,119
Abbott Laboratories:
3.400%, 11/30/2023	6,550,000	6,524,757
4.750%, 11/30/2036	38,500,000	40,973,302
AbbVie, Inc.:
3.200%, 11/06/2022	3,000,000	2,948,673
3.600%, 05/14/2025	2,500,000	2,419,673
4.300%, 05/14/2036	3,825,000	3,588,155
Actavis Funding SCS:
3.850%, 06/15/2024 (1)	10,125,000	10,014,600
3.800%, 03/15/2025 (1)	10,200,000	9,988,284
4.550%, 03/15/2035 (1)	14,098,000	13,713,252
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	719,136
The ADT Corp.,
3.500%, 07/15/2022	6,900,000	6,529,125
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,311,183
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	9,882,252
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	21,258,451
Amgen, Inc.,
4.400%, 05/01/2045	8,000,000	7,744,264
Anadarko Petroleum Corp.:
8.700%, 03/15/2019	4,380,000	4,490,066
6.450%, 09/15/2036	4,025,000	4,592,840
Andeavor Logistics LP,
3.500%, 12/01/2022	8,600,000	8,468,158
Anglo American Capital PLC:
3.750%, 04/10/2022 (1)(2)	7,000,000	6,910,190
4.125%, 09/27/2022 (1)(2)	5,385,000	5,383,401
3.625%, 09/11/2024 (1)(2)	4,325,000	4,117,657
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	20,350,000	20,119,315
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	10,755,961
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	981,250
ArcelorMittal:
5.500%, 03/01/2021 (1)	7,950,000	8,249,753
6.250%, 02/25/2022 (1)	19,760,000	21,192,600
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	14,177,469
AT&T, Inc.:
3.950%, 01/15/2025	4,425,000	4,356,828
3.400%, 05/15/2025	20,225,000	19,255,595
4.125%, 02/17/2026	8,925,000	8,818,680
4.300%, 02/15/2030 (2)	10,980,000	10,559,435
5.250%, 03/01/2037	7,125,000	7,101,129
4.900%, 08/15/2037 (2)	10,000,000	9,596,571
5.150%, 11/15/2046 (2)	10,321,000	9,881,153
4.500%, 03/09/2048	15,264,000	13,319,168
5.150%, 02/15/2050 (2)	23,650,000	22,429,950

Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	4,985,268
Ball Corp.:
5.250%, 07/01/2025	25,000,000	25,812,500
4.875%, 03/15/2026	7,000,000	6,979,070
Bayer US Finance II LLC:
4.250%, 12/15/2025 (2)	25,000,000	24,846,354
4.625%, 06/25/2038 (2)	12,000,000	11,488,688
4.875%, 06/25/2048 (2)	5,125,000	4,971,229
Bayer US Finance LLC,
2.375%, 10/08/2019 (2)	14,725,000	14,627,314
Beam Suntory, Inc.:
3.250%, 05/15/2022	7,000,000	6,861,963
3.250%, 06/15/2023	10,960,000	10,570,261
Becton Dickinson and Co.:
3.250%, 11/12/2020	13,000,000	12,956,246
3.363%, 06/06/2024	10,000,000	9,661,822
3.734%, 12/15/2024	9,250,000	9,059,196
4.875%, 05/15/2044	5,455,000	5,313,654
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,022,554
Boardwalk Pipelines LP:
4.950%, 12/15/2024	15,475,000	15,704,644
5.950%, 06/01/2026	26,406,000	27,945,008
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,323,199
3.750%, 05/01/2028 (1)(2)	5,550,000	5,171,875
Broadcom Corp. / Broadcom Cayman Finance Ltd.:
3.000%, 01/15/2022	25,000,000	24,356,500
3.125%, 01/15/2025	13,250,000	12,310,085
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	17,327,413
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,784,464
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	11,933,666
3.750%, 09/25/2027	22,800,000	20,965,267
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,057,471
Campbell Soup Co.:
3.950%, 03/15/2025	11,000,000	10,634,756
4.800%, 03/15/2048	7,325,000	6,680,689
Carlisle Cos, Inc.,
3.750%, 12/01/2027	4,600,000	4,359,620
Celgene Corp.:
3.550%, 08/15/2022	5,730,000	5,712,825
3.250%, 02/20/2023	10,000,000	9,806,113
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	23,972,317
5.375%, 03/15/2044	10,922,000	10,130,155
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	34,313,059
6.384%, 10/23/2035	6,000,000	6,452,986
CK Hutchison International Ltd.:
2.250%, 09/29/2020 (1)(2)	17,600,000	17,193,968
2.875%, 04/05/2022 (1)(2)	7,475,000	7,256,732
CNH Industrial Capital LLC,
4.200%, 01/15/2024	15,000,000	14,948,636
CNH Industrial NV,
4.500%, 08/15/2023 (1)	6,168,000	6,262,987
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	9,926,491
4.500%, 06/01/2025	14,135,000	14,290,399
5.800%, 06/01/2045	2,223,000	2,473,806

Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,474,283
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	5,783,861
4.400%, 08/15/2035	13,575,000	13,320,040
3.200%, 07/15/2036	15,000,000	12,516,122
4.650%, 07/15/2042	2,000,000	1,979,047
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,019,335
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,024,395
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	8,758,339
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,185,890
3.850%, 02/01/2025 (2)	2,875,000	2,821,151
3.350%, 09/15/2026 (2)	16,750,000	15,558,880
4.800%, 02/01/2035 (2)	4,450,000	4,153,377
6.450%, 12/01/2036 (2)	5,550,000	6,054,496
8.375%, 03/01/2039 (2)	11,639,000	15,127,712
4.700%, 12/15/2042 (2)	5,000,000	4,424,751
CSX Corp.:
6.220%, 04/30/2040	475,000	581,035
4.650%, 03/01/2068	9,000,000	8,698,388
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,268,481
4.780%, 03/25/2038	30,000,000	29,856,275
5.050%, 03/25/2048	19,475,000	19,919,882
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,430,164
2.589%, 11/02/2023 (1)(2)	10,000,000	9,406,514
DCP Midstream LLC,
4.750%, 09/30/2021 (2)	2,245,000	2,278,675
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	18,415,000	24,730,550
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
3.480%, 06/01/2019 (2)	13,810,000	13,844,894
4.420%, 06/15/2021 (2)	39,125,000	39,714,869
5.450%, 06/15/2023 (2)	32,680,000	34,367,429
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,268,750
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	5,953,303
The Dow Chemical Co.:
8.550%, 05/15/2019	32,350,000	33,454,655
4.125%, 11/15/2021	835,000	854,850
DXC Technology Co.:
3.271%, 03/01/2021 (3 Month LIBOR USD + 0.950%) (3)	12,000,000	12,000,176
4.450%, 09/18/2022	2,000,000	2,031,779
4.250%, 04/15/2024	37,639,000	37,734,184
4.750%, 04/15/2027	18,650,000	19,090,320
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,547,557
4.000%, 11/02/2032	3,660,000	3,620,845
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,240,614
EMC Corp.,
2.650%, 06/01/2020	200,000	196,361
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	14,395,605
Enable Oklahoma Intrastate Transmission LLC,
6.250%, 03/15/2020 (2)	3,300,000	3,394,984
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	5,801,825
7.375%, 10/15/2045	23,298,000	30,790,344
Encana Corp.,
6.500%, 05/15/2019 (1)	610,000	623,211
Energy Transfer Equity LP:
4.250%, 03/15/2023	10,000,000	9,937,500
5.875%, 01/15/2024	15,000,000	15,787,500

Energy Transfer Partners LP:
9.700%, 03/15/2019	1,189,000	1,226,482
4.150%, 10/01/2020	13,475,000	13,648,592
5.200%, 02/01/2022	1,000,000	1,038,347
3.600%, 02/01/2023	5,000,000	4,913,819
4.050%, 03/15/2025	6,204,000	6,072,840
4.200%, 04/15/2027	8,275,000	7,992,858
6.500%, 02/01/2042	16,625,000	18,258,252
5.150%, 03/15/2045	5,000,000	4,720,184
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	22,918,331
Ensco PLC,
5.200%, 03/15/2025 (1)	6,000,000	5,220,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	9,874,135
3.350%, 03/15/2023	10,000,000	9,886,315
3.750%, 02/15/2025	7,000,000	6,988,173
EQT Midstream Partners LP:
4.750%, 07/15/2023	22,000,000	22,325,234
4.125%, 12/01/2026	14,750,000	13,865,022
ERAC USA Finance LLC:
2.350%, 10/15/2019 (2)	5,385,000	5,351,461
2.600%, 12/01/2021 (2)	10,400,000	10,042,948
Express Scripts Holding Co.:
4.750%, 11/15/2021	14,700,000	15,172,308
3.050%, 11/30/2022	15,000,000	14,538,531
3.500%, 06/15/2024	7,500,000	7,297,631
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	6,188,967
3.900%, 02/01/2035	7,000,000	6,590,660
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	2,789,000	2,804,523
4.500%, 10/15/2022	1,529,000	1,571,940
3.500%, 04/15/2023	3,268,000	3,229,682
3.875%, 06/05/2024	6,367,000	6,357,893
3.000%, 08/15/2026	9,300,000	8,593,483
4.500%, 08/15/2046	6,700,000	6,323,359
4.750%, 05/15/2048	15,000,000	14,876,373
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	11,566,222
3.850%, 06/01/2025	11,720,000	11,617,346
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,008,558
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	11,182,626
4.375%, 05/10/2043 (1)	2,000,000	1,943,359
Ford Motor Credit Co. LLC:
2.551%, 10/05/2018	8,500,000	8,500,002
2.681%, 01/09/2020	5,000,000	4,947,971
3.200%, 01/15/2021	11,250,000	11,083,277
5.750%, 02/01/2021	13,000,000	13,514,064
3.336%, 03/18/2021	5,500,000	5,421,712
5.875%, 08/02/2021	8,975,000	9,386,353
2.979%, 08/03/2022	10,000,000	9,484,063
4.250%, 09/20/2022	4,459,000	4,416,074
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (2)	41,397,000	42,932,299
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020	3,775,000	3,732,531
3.550%, 03/01/2022	6,275,000	6,071,063
3.875%, 03/15/2023	23,000,000	22,234,100
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	8,075,000	8,309,982
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	33,896,148
General Electric Co.:
2.200%, 01/09/2020	2,864,000	2,833,676
5.550%, 05/04/2020	1,199,000	1,242,156
4.375%, 09/16/2020	838,000	856,129
5.300%, 02/11/2021	859,000	895,112
4.650%, 10/17/2021	2,420,000	2,498,847

General Mills, Inc.:
2.200%, 10/21/2019	12,000,000	11,912,090
3.700%, 10/17/2023	20,000,000	19,877,534
4.000%, 04/17/2025	3,175,000	3,142,566
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,482,968
2.350%, 10/04/2019	2,700,000	2,682,556
2.450%, 11/06/2020	9,000,000	8,820,208
3.700%, 11/24/2020	1,509,000	1,516,159
4.200%, 03/01/2021	21,283,000	21,548,092
3.200%, 07/06/2021	25,600,000	25,279,873
4.375%, 09/25/2021	4,450,000	4,528,861
3.450%, 01/14/2022	5,200,000	5,126,221
3.150%, 06/30/2022	6,325,000	6,148,761
4.150%, 06/19/2023	3,375,000	3,361,502
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	43,005,000	41,992,312
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	11,445,016
3.163%, 11/15/2021 (2)	20,000,000	19,727,039
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,061,220
4.250%, 10/25/2022 (1)(2)	7,000,000	7,049,210
6.000%, 11/15/2041 (1)(2)	9,400,000	9,787,280
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	16,919,333
4.625%, 04/29/2024 (2)	26,730,000	26,893,855
4.000%, 03/27/2027 (2)	7,000,000	6,570,366
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	26,633,000	26,233,069
4.875%, 06/27/2044 (1)(2)	9,575,000	9,104,745
4.700%, 11/10/2047 (1)(2)	22,671,000	20,940,296
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,994,034
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	10,220,362
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,052,500
HCA, Inc.:
4.250%, 10/15/2019	10,900,000	10,981,750
6.500%, 02/15/2020	5,000,000	5,202,500
5.000%, 03/15/2024	10,366,000	10,625,150
5.375%, 02/01/2025	25,300,000	25,806,000
5.250%, 04/15/2025	4,200,000	4,331,250
5.375%, 09/01/2026	1,000,000	1,010,000
Hewlett Packard Enterprise Co.:
2.100%, 10/04/2019 (2)	9,000,000	8,912,296
3.600%, 10/15/2020	7,550,000	7,580,731
Hexcel Corp.,
3.950%, 02/15/2027	19,000,000	18,456,338
Husky Energy, Inc.,
4.000%, 04/15/2024 (1)	7,380,000	7,366,460
Hutchison Whampoa International Ltd.:
7.625%, 04/09/2019 (1)(2)	2,000,000	2,045,076
3.250%, 11/08/2022 (1)(2)	4,625,000	4,524,988
3.625%, 10/31/2024 (1)(2)	15,000,000	14,658,525
Hyundai Capital America:
2.500%, 03/18/2019 (2)	24,750,000	24,694,813
1.750%, 09/27/2019 (2)	10,000,000	9,856,810
3.450%, 03/12/2021 (2)	20,950,000	20,713,709
3.000%, 03/18/2021 (2)	10,000,000	9,770,480
3.750%, 07/08/2021 (2)	10,150,000	10,093,921
3.100%, 04/05/2022 (2)	2,000,000	1,943,667
Hyundai Capital Services, Inc.,
2.625%, 09/29/2020 (1)(2)	9,225,000	9,006,423
Ingersoll-Rand Global Holding Co. Ltd,
5.750%, 06/15/2043	4,126,000	4,741,361
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,315,430

International Flavors & Fragrances, Inc.,
5.000%, 09/26/2048	10,000,000	10,028,804
Johnson Controls International PLC:
3.900%, 02/14/2026 (1)	10,000,000	9,832,127
5.250%, 12/01/2041 (1)	1,150,000	1,173,782
Kansas City Southern,
4.700%, 05/01/2048	12,000,000	11,938,641
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	15,929,861
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025 (2)	7,000,000	7,029,504
Keysight Technologies, Inc.:
3.300%, 10/30/2019	13,300,000	13,293,911
4.550%, 10/30/2024	7,283,000	7,359,767
4.600%, 04/06/2027	31,321,000	31,320,778
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	9,000,086
6.850%, 02/15/2020	4,645,000	4,863,171
6.500%, 02/01/2037	400,000	448,671
6.950%, 01/15/2038	5,130,000	6,218,477
7.500%, 11/15/2040	2,500,000	3,103,915
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	6,992,286
5.000%, 02/15/2021 (2)	10,008,000	10,325,583
8.050%, 10/15/2030	15,009,000	18,359,876
7.800%, 08/01/2031	16,174,000	20,145,386
5.200%, 03/01/2048	8,025,000	8,214,484
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	5,610,000
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	17,000,000	17,048,431
6.750%, 03/15/2032	10,000,000	11,726,140
5.000%, 07/15/2035	7,075,000	6,988,774
5.000%, 06/04/2042	5,000,000	4,774,181
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	1,804,612
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	12,565,000	11,491,483
Lear Corp.,
5.250%, 01/15/2025	21,600,000	22,319,883
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	9,522,330
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	10,630,774
4.200%, 03/15/2045	8,770,000	7,876,330
4.250%, 09/15/2046	1,230,000	1,147,584
Marathon Oil Corp.,
2.800%, 11/01/2022	10,175,000	9,779,425
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,015,058
3.625%, 09/15/2024	2,500,000	2,467,025
4.750%, 09/15/2044	3,985,000	3,852,415
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	450,000	500,685
Masco Corp.:
7.125%, 03/15/2020	232,000	243,669
6.500%, 08/15/2032	13,934,000	15,271,859
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,183,693
Microchip Technology, Inc.:
3.922%, 06/01/2021 (2)	12,845,000	12,769,746
4.333%, 06/01/2023 (2)	9,000,000	8,944,094
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	5,893,880
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (2)	26,313,000	26,024,985
3.900%, 04/15/2025 (2)	4,500,000	4,410,869
The Mosaic Co.,
5.450%, 11/15/2033	16,101,000	16,425,766

MPLX LP:
5.500%, 02/15/2023	1,900,000	1,938,575
4.500%, 07/15/2023	275,000	281,948
4.875%, 12/01/2024	9,650,000	10,012,122
4.000%, 02/15/2025	8,125,000	8,011,901
4.875%, 06/01/2025	14,500,000	14,974,698
4.900%, 04/15/2058	5,000,000	4,525,449
Murphy Oil Corp.,
4.450%, 12/01/2022	12,600,000	12,505,094
Mylan NV:
3.750%, 12/15/2020 (1)	5,875,000	5,879,383
3.150%, 06/15/2021 (1)	8,100,000	7,979,030
Mylan, Inc.:
3.125%, 01/15/2023 (2)	11,800,000	11,252,951
4.200%, 11/29/2023	4,525,000	4,475,801
4.550%, 04/15/2028 (2)	5,000,000	4,860,726
Newell Brands, Inc.:
3.150%, 04/01/2021	4,000,000	3,935,862
3.850%, 04/01/2023	20,000,000	19,574,905
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	2,946,148
5.050%, 11/15/2044	3,000,000	2,905,970
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,312,406
6.750%, 02/01/2021	3,000,000	3,142,500
Nutrien Ltd.:
4.000%, 12/15/2026 (1)	10,000,000	9,667,942
4.125%, 03/15/2035 (1)	6,550,000	5,994,344
Nvent Finance Sarl:
3.950%, 04/15/2023 (1)(2)	11,055,000	10,859,999
4.550%, 04/15/2028 (1)(2)	10,000,000	9,735,652
ONEOK Partners LP:
3.375%, 10/01/2022	4,007,000	3,946,157
5.000%, 09/15/2023	8,300,000	8,650,017
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,534,660
7.500%, 09/01/2023	22,959,000	26,180,080
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	8,773,622
3.900%, 05/15/2035	7,425,000	7,185,720
Orange SA,
9.000%, 03/01/2031 (1)	22,353,000	31,724,914
Owens Corning:
4.200%, 12/01/2024	10,000,000	9,904,171
3.400%, 08/15/2026	5,000,000	4,585,315
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	4,830,743
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,431,660
Pentair Finance SA,
2.650%, 12/01/2019 (1)	5,000,000	4,975,293
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	27,132,175
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (1)	31,500,000	30,439,619
Petrofac Ltd.,
3.400%, 10/10/2018 (1)(2)	31,575,000	31,574,275
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,342,377
4.650%, 11/15/2034	13,000,000	13,184,265
5.875%, 05/01/2042	5,000,000	5,753,312
4.875%, 11/15/2044	15,000,000	15,548,950
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	1,928,977
4.680%, 02/15/2045	2,000,000	1,895,360
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,229,553
3.250%, 03/15/2023	8,375,000	8,142,336
POSCO:
4.250%, 10/28/2020 (1)(2)	2,300,000	2,325,921
4.000%, 08/01/2023 (1)(2)	13,000,000	12,983,730
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	206,250
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,010,969

Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (2)	2,000,000	2,024,258
5.400%, 02/14/2022 (2)	3,500,000	3,621,225
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	13,303,172
4.750%, 05/15/2023	13,459,000	14,024,120
2.900%, 07/01/2026	15,000,000	13,953,945
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (2)	2,695,000	2,769,112
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	15,464,911
5.875%, 06/30/2026	50,315,000	54,340,094
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(7)	5,475,000	3,859,875
5.375%, 09/26/2024 (1)(2)(7)	5,125,000	3,625,937
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (2)	11,000,000	10,922,010
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	4,901,073
Seagate HDD Cayman,
4.250%, 03/01/2022 (1)	52,944,000	52,613,118
The Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	10,146,867
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,196,000	51,612,833
Silgan Holdings, Inc.,
4.750%, 03/15/2025	1,000,000	958,750
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,126,080
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	10,200,000	9,722,638
3.350%, 02/01/2022 (2)	26,032,000	25,165,498
Solvay Finance America LLC:
3.400%, 12/03/2020 (2)	39,226,000	39,185,662
4.450%, 12/03/2025 (2)	24,426,000	24,670,716
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,019,917
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	14,596,878
4.500%, 03/15/2045	5,000,000	4,782,979
Sprint Capital Corp.,
6.900%, 05/01/2019	675,000	685,969
Standard Industries, Inc.:
6.000%, 10/15/2025 (2)	8,511,000	8,702,497
4.750%, 01/15/2028 (2)	21,000,000	19,397,700
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,952,525
6.100%, 02/15/2042	1,000,000	1,054,929
Sunoco LP / Sunoco Finance Corp.,
4.875%, 01/15/2023 (2)	2,000,000	1,980,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
4.750%, 10/01/2023 (2)	7,000,000	6,997,900
Targa Resources Partners LP:
4.125%, 11/15/2019	12,000,000	11,955,000
5.000%, 01/15/2028 (2)	28,000,000	27,230,000
TC PipeLines LP:
4.375%, 03/13/2025	25,830,000	25,652,539
3.900%, 05/25/2027	5,885,000	5,586,660
Tech Data Corp.,
3.700%, 02/15/2022	7,000,000	6,851,755
Telecom Italia Capital SA:
7.175%, 06/18/2019 (1)	500,000	508,750
5.303%, 05/30/2024 (1)(2)	21,500,000	20,935,625
7.200%, 07/18/2036 (1)	3,175,000	3,294,062
Telefonica Emisiones SAU:
5.462%, 02/16/2021 (1)	2,402,000	2,507,855
4.570%, 04/27/2023 (1)	1,000,000	1,028,336
4.103%, 03/08/2027 (1)	8,125,000	7,810,493

7.045%, 06/20/2036 (1)	4,925,000	5,941,509
5.213%, 03/08/2047 (1)	5,000,000	4,891,812
4.895%, 03/06/2048 (1)	9,475,000	8,824,846
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	11,941,233
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	996,250
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	21,615,463
3.150%, 10/01/2026 (1)	36,000,000	29,952,753
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022	7,000,000	6,935,621
Time Warner Cable LLC:
8.750%, 02/14/2019	1,132,000	1,155,388
8.250%, 04/01/2019	35,000	35,895
Time Warner, Inc.:
3.800%, 02/15/2027	3,500,000	3,347,959
4.850%, 07/15/2045	12,000,000	11,191,432
Timken Co.:
3.875%, 09/01/2024	18,500,000	18,056,944
4.500%, 12/15/2028	6,025,000	5,917,202
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	16,236,562
Total System Services, Inc.:
3.800%, 04/01/2021	2,199,000	2,206,522
4.000%, 06/01/2023	10,775,000	10,844,920
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (1)	10,000,000	10,181,391
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,484,786
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	5,919,375
5.800%, 10/15/2022 (1)	5,000,000	4,981,250
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	7,766,696
3.900%, 02/01/2045 (2)	25,325,000	23,172,232
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	663,896
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	15,073,800
5.875%, 09/15/2026	13,000,000	13,341,250
Vale Overseas Ltd.:
4.375%, 01/11/2022 (1)	2,700,000	2,720,250
6.250%, 08/10/2026 (1)	22,000,000	24,109,800
8.250%, 01/17/2034 (1)	425,000	542,937
6.875%, 11/21/2036 (1)	10,225,000	11,873,270
6.875%, 11/10/2039 (1)	15,850,000	18,568,275
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	5,000,000	4,875,000
Valero Energy Corp.:
3.400%, 09/15/2026	17,500,000	16,635,530
6.625%, 06/15/2037	5,000,000	6,044,999
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	19,645,928
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,720,101
4.000%, 06/15/2025	10,000,000	9,877,505
Verizon Communications, Inc.:
4.500%, 08/10/2033	15,710,000	15,580,709
4.400%, 11/01/2034	790,000	770,395
4.272%, 01/15/2036	19,793,000	18,862,541
5.250%, 03/16/2037	18,225,000	19,430,944
4.812%, 03/15/2039	37,955,000	38,262,582
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	9,943,218
Viterra, Inc.,
5.950%, 08/01/2020 (1)(2)	7,000,000	7,249,060
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	9,793,000	12,173,439
6.150%, 02/27/2037 (1)	11,825,000	13,058,697
4.375%, 02/19/2043 (1)	5,054,000	4,544,991

Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,007,442
4.700%, 03/01/2048 (2)	500,000	458,975
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	9,783,967
3.450%, 11/15/2026	27,225,000	24,984,236
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,498,765
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,027,035
3.800%, 11/18/2024	10,000,000	9,875,761
3.450%, 06/01/2026	7,000,000	6,642,649
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	11,992,640
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	4,884,786
Weatherford International Ltd.,
4.500%, 04/15/2022 (1)	5,020,000	4,392,500
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	55,195,806
Western Gas Partners LP:
5.375%, 06/01/2021	10,750,000	11,111,038
4.000%, 07/01/2022	7,095,000	7,064,026
WestRock MWV LLC:
7.375%, 09/01/2019	6,650,000	6,887,469
9.750%, 06/15/2020	1,060,000	1,158,953
8.200%, 01/15/2030	3,012,000	3,911,405
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	12,360,062
The Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,625,290
3.700%, 01/15/2023	44,375,000	43,913,056
4.550%, 06/24/2024	7,629,000	7,750,954
7.500%, 01/15/2031	120,000	145,753
7.750%, 06/15/2031	3,500,000	4,217,571
5.750%, 06/24/2044	2,500,000	2,675,418
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,052,547
6.300%, 04/15/2040	1,590,000	1,797,495
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,125,000	14,568,816
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,145,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	3,825,000
Xerox Corp.,
3.625%, 03/15/2023	34,975,000	33,355,002
Yara International ASA:
7.875%, 06/11/2019 (1)(2)	5,880,000	6,070,218
3.800%, 06/06/2026 (1)(2)	20,250,000	19,209,717
Zimmer Biomet Holdings, Inc.,
3.550%, 04/01/2025	5,000,000	4,797,521
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	11,935,808
3.250%, 02/01/2023	24,276,000	23,856,885
4.500%, 11/13/2025	16,275,000	16,806,727
		4,738,768,826	26.3%
Utilities
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,740,750
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,177,641
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	6,886,782
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,044,240
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	7,730,936

Dominion Resources, Inc.:
2.500%, 12/01/2019	5,225,000	5,184,485
5.950%, 06/15/2035	1,880,000	2,110,936
Edison International,
2.950%, 03/15/2023	5,000,000	4,791,818
EDP Finance BV:
4.125%, 01/15/2020 (1)(2)	8,816,000	8,860,785
3.625%, 07/15/2024 (1)(2)	27,200,000	25,966,181
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,133,509
3.625%, 05/25/2027 (1)(2)	27,500,000	24,907,154
3.500%, 04/06/2028 (1)(2)	7,000,000	6,161,651
6.800%, 09/15/2037 (1)(2)	3,875,000	4,477,281
6.000%, 10/07/2039 (1)(2)	631,000	686,281
4.750%, 05/25/2047 (1)(2)	42,584,000	38,541,799
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	15,729,083
5.100%, 06/15/2045	5,875,000	6,193,435
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	6,246,661
Fortis Inc.,
3.055%, 10/04/2026 (1)	14,150,000	12,983,987
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	4,475,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,447,844
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,846,946
National Rural Utilities Cooperative Finance Corp.,
2.300%, 11/15/2019	5,000,000	4,969,190
NiSource, Inc.,
3.950%, 03/30/2048	11,775,000	10,568,368
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	24,639,113
RGS I&M Funding Corp.,
9.820%, 06/07/2022	145,317	162,604
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	6,754,343
The Southern Co.,
2.950%, 07/01/2023	17,400,000	16,714,659
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,011,856
		268,145,318	1.5%
Financials
ABN AMRO Bank NV:
2.450%, 06/04/2020 (1)(2)	13,000,000	12,803,596
7.750%, 05/15/2023 (1)(2)	8,000,000	8,974,250
4.750%, 07/28/2025 (1)(2)	28,175,000	28,245,212
4.800%, 04/18/2026 (1)(2)	18,925,000	19,034,046
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	8,556,370
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	2,552,238
Ally Financial, Inc.:
3.250%, 11/05/2018	8,200,000	8,196,720
8.000%, 12/31/2018	1,218,000	1,230,180
3.750%, 11/18/2019	18,200,000	18,131,750
4.125%, 03/30/2020	10,000,000	10,037,500
5.125%, 09/30/2024	3,000,000	3,090,000
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	3,723,915
4.875%, 06/01/2022	25,651,000	26,729,563
3.750%, 07/10/2025	11,400,000	11,086,072
3.875%, 01/15/2035	15,000,000	13,614,557
6.820%, 11/15/2037	4,173,000	5,096,849
AmSouth Bancorporation,
6.750%, 11/01/2025	860,000	970,618
Anthem, Inc.,
3.350%, 12/01/2024	7,050,000	6,836,462

ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	10,000,000	9,813,700
2.125%, 07/28/2021 (1)(2)	16,750,000	16,068,361
Aon Corp.,
5.000%, 09/30/2020 (1)	150,000	154,414
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	14,350,385
Assurant, Inc.,
3.624%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	12,000,000	12,023,057
Australia & New Zealand Banking Group Ltd.:
1.600%, 07/15/2019 (1)	5,000,000	4,953,454
4.500%, 03/19/2024 (1)(2)	32,000,000	31,908,793
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	11,744,981
3.848%, 04/12/2023 (1)	16,700,000	16,315,864
5.179%, 11/19/2025 (1)	11,150,000	11,191,237
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,219,072
2.369%, 07/21/2021 (3 Month LIBOR USD + 0.660%) (3)	4,500,000	4,421,025
3.300%, 01/11/2023	22,650,000	22,335,536
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (3)	8,352,000	8,105,074
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	12,575,000	12,574,932
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	12,000,000	11,431,430
3.248%, 10/21/2027	6,000,000	5,565,231
7.750%, 05/14/2038	725,000	978,583
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	25,404,519
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	4,671,700
The Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	7,918,004
4.500%, 12/16/2025 (1)	8,048,000	8,051,886
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.300%, 03/05/2020 (1)(2)	8,075,000	7,965,422
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	12,400,709
Barclays PLC:
2.750%, 11/08/2019 (1)	7,000,000	6,958,693
3.250%, 01/12/2021 (1)	25,000,000	24,663,025
3.684%, 01/10/2023 (1)	22,500,000	21,912,824
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	4,939,453
3.650%, 03/16/2025 (1)	17,350,000	16,293,003
4.337%, 01/10/2028 (1)	10,000,000	9,463,364
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	14,886,756
2.625%, 06/29/2020	13,000,000	12,884,360
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,567,733
BNP Paribas SA:
5.000%, 01/15/2021 (1)	5,000,000	5,172,672
3.250%, 03/03/2023 (1)	4,000,000	3,929,445
3.375%, 01/09/2025 (1)(2)	8,000,000	7,573,256
BNZ International Funding Ltd.:
2.350%, 03/04/2019 (1)(2)	14,025,000	14,003,118
2.400%, 02/21/2020 (1)(2)	8,000,000	7,904,361
2.750%, 03/02/2021 (1)(2)	18,750,000	18,375,907
3.375%, 03/01/2023 (1)(2)	24,750,000	24,221,167
BPCE SA:
5.700%, 10/22/2023 (1)(2)	31,200,000	32,517,326
4.625%, 07/11/2024 (1)(2)	3,185,000	3,153,992
5.150%, 07/21/2024 (1)(2)	37,902,000	38,547,385
4.500%, 03/15/2025 (1)(2)	10,475,000	10,244,488
Brighthouse Financial, Inc.,
4.700%, 06/22/2047	7,000,000	5,793,078
Canadian Imperial Bank of Commerce,
1.600%, 09/06/2019 (1)	8,475,000	8,378,692
Capital One Financial Corp.:
2.450%, 04/24/2019	3,975,000	3,968,855
3.050%, 03/09/2022	10,000,000	9,777,269
3.200%, 01/30/2023	5,000,000	4,845,529
3.750%, 07/28/2026	11,960,000	11,160,728

Capital One NA:
1.850%, 09/13/2019	5,000,000	4,945,398
3.375%, 02/15/2023	42,388,000	41,242,469
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	100,000
5.000%, 08/01/2023	5,000,000	5,100,500
4.750%, 02/16/2024	13,000,000	13,031,850
5.250%, 03/07/2025	100,000	102,000
Citigroup, Inc.:
2.400%, 02/18/2020	8,000,000	7,924,139
2.350%, 08/02/2021	8,125,000	7,879,790
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	9,807,571
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,000,000	11,601,005
3.751%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,189,053
3.700%, 01/12/2026	4,700,000	4,560,239
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	29,125,200
Citizens Bank NA:
2.450%, 12/04/2019	36,000,000	35,753,595
2.550%, 05/13/2021	6,175,000	6,015,746
CNA Financial Corp.:
5.875%, 08/15/2020	6,839,000	7,139,206
5.750%, 08/15/2021	9,177,000	9,711,504
7.250%, 11/15/2023	12,400,000	14,010,674
4.500%, 03/01/2026	21,125,000	21,361,603
3.450%, 08/15/2027	9,000,000	8,333,287
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,050,000
5.250%, 05/30/2025	18,640,000	19,059,400
Comerica Bank,
4.000%, 07/27/2025	21,425,000	21,070,291
Commonwealth Bank of Australia:
5.000%, 10/15/2019 (1)(2)	5,900,000	6,021,899
4.500%, 12/09/2025 (1)(2)	19,000,000	18,825,347
Compass Bank:
2.750%, 09/29/2019	38,994,000	38,876,447
2.875%, 06/29/2022	15,700,000	15,117,065
3.875%, 04/10/2025	31,180,000	29,917,514
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,181,296
4.625%, 12/01/2023 (1)	7,229,000	7,339,205
3.750%, 07/21/2026 (1)	23,000,000	21,723,716
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	22,785,731
3.750%, 04/24/2023 (1)(2)	8,375,000	8,218,926
3.250%, 10/04/2024 (1)(2)	8,575,000	8,036,129
4.375%, 03/17/2025 (1)(2)	23,403,000	22,887,947
Credit Suisse AG,
5.300%, 08/13/2019 (1)	7,166,000	7,309,573
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	8,819,982
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	6,000,000	5,979,456
4.282%, 01/09/2028 (1)(2)	15,000,000	14,588,740
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	10,202,545
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,100,000	20,845,508
3.750%, 03/26/2025 (1)	15,000,000	14,467,501
4.550%, 04/17/2026 (1)	5,000,000	5,023,996
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	13,775,000	13,450,709
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	8,625,000	8,475,603
3.150%, 01/22/2021 (1)	16,954,000	16,567,514
3.375%, 05/12/2021 (1)	5,450,000	5,349,689
4.250%, 10/14/2021 (1)	29,900,000	29,712,228
3.300%, 11/16/2022 (1)	17,625,000	16,755,297
3.950%, 02/27/2023 (1)	3,000,000	2,912,945

Digital Realty Trust LP,
4.450%, 07/15/2028	7,000,000	6,994,243
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,412,262
3.100%, 06/04/2020	12,000,000	11,924,425
3.350%, 02/06/2023	7,000,000	6,797,530
4.650%, 09/13/2028	8,225,000	8,225,282
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	24,442,536
4.100%, 02/09/2027	4,600,000	4,397,102
Fifth Third Bancorp,
2.875%, 07/27/2020	9,250,000	9,191,173
First Horizon National Corp.,
3.500%, 12/15/2020	29,022,000	29,064,786
First Republic Bank,
4.625%, 02/13/2047	1,850,000	1,785,887
First Tennessee Bank NA,
2.950%, 12/01/2019	12,000,000	11,968,474
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	4,457,541
6.500%, 12/14/2040 (2)	1,820,000	2,276,906
GE Capital International Funding Co. Unlimited Co.,
2.342%, 11/15/2020 (1)	24,200,000	23,646,204
The Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	4,000,000	3,981,937
2.300%, 12/13/2019	12,450,000	12,340,757
5.250%, 07/27/2021	1,100,000	1,151,697
2.350%, 11/15/2021	10,000,000	9,648,128
5.750%, 01/24/2022	15,100,000	16,065,071
3.917%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,413,913
3.500%, 01/23/2025	9,400,000	9,105,296
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	22,932,027
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,425,000	16,621,882
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	15,050,000	14,829,625
6.345%, 02/15/2034	125,000	145,119
6.750%, 10/01/2037	300,000	360,887
The Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	11,225,254
4.850%, 01/24/2077 (2)	10,066,000	9,868,324
Halfmoon Parent, Inc.:
4.125%, 11/15/2025 (2)	5,725,000	5,708,685
4.800%, 08/15/2038 (2)	7,600,000	7,621,309
The Hartford Financial Services Group, Inc.,
5.125%, 04/15/2022	6,097,000	6,394,344
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	9,000,000	8,777,700
High Street Funding Trust II,
4.682%, 02/15/2048 (2)	7,000,000	6,932,310
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	7,909,567
HSBC Holdings PLC:
3.400%, 03/08/2021 (1)	9,100,000	9,082,275
2.650%, 01/05/2022 (1)	4,000,000	3,884,280
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	30,996,000	30,369,993
3.600%, 05/25/2023 (1)	6,000,000	5,940,322
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	9,000,000	8,941,202
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%) (1)(3)	17,125,000	17,125,269
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,719,860
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	12,210,620
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,075,794
2.300%, 01/14/2022	15,225,000	14,581,322
The Huntington National Bank,
2.875%, 08/20/2020	12,275,000	12,151,148

ING Bank NV:
2.450%, 03/16/2020 (1)(2)	9,500,000	9,382,729
2.750%, 03/22/2021 (1)(2)	9,175,000	9,013,283
5.800%, 09/25/2023 (1)(2)	39,680,000	41,836,492
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	3,901,682
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,404,021
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	9,718,798
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,083,245
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.850%, 01/15/2027	15,750,000	15,485,398
4.150%, 01/23/2030	30,200,000	27,131,898
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,115,000	19,715,562
JPMorgan Chase & Co.:
2.250%, 01/23/2020	3,650,000	3,612,648
4.250%, 10/15/2020	8,300,000	8,460,200
2.295%, 08/15/2021	22,000,000	21,390,389
4.350%, 08/15/2021	2,400,000	2,461,052
4.500%, 01/24/2022	4,400,000	4,535,840
3.200%, 01/25/2023	5,350,000	5,273,295
3.572%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,199,236
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,575,000	15,412,602
3.125%, 01/23/2025	21,850,000	20,960,023
KEB Hana Bank,
1.750%, 10/18/2019 (1)(2)	16,750,000	16,473,625
KeyBank NA:
2.250%, 03/16/2020	9,425,000	9,303,686
3.400%, 05/20/2026	21,575,000	20,458,847
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,082,748
LeasePlan Corp. NV,
2.875%, 01/22/2019 (1)(2)	5,400,000	5,395,877
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	876,550
10.750%, 06/15/2058 (3 Month LIBOR USD + 7.120%) (2)(3)	900,000	1,354,500
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	492,123
Life Storage LP,
3.875%, 12/15/2027	2,575,000	2,423,305
Lincoln National Corp.,
4.388%, 04/20/2067 (3 Month LIBOR USD + 2.040%) (3)	930,000	854,531
Lloyds Bank PLC:
5.800%, 01/13/2020 (1)(2)	6,350,000	6,547,549
4.050%, 08/16/2023 (1)	6,575,000	6,531,687
Lloyds Banking Group PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	9,400,000	8,967,720
3.750%, 01/11/2027 (1)	7,800,000	7,331,053
4.375%, 03/22/2028 (1)	15,000,000	14,631,946
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	19,739,747
Macquarie Bank Ltd.:
2.400%, 01/21/2020 (1)(2)	17,750,000	17,532,831
4.875%, 06/10/2025 (1)(2)	7,800,000	7,758,147
Macquarie Group Ltd.:
7.625%, 08/13/2019 (1)(2)	2,467,000	2,558,928
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	31,650,000	30,378,177
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	21,000,000	20,911,615
Manufacturers & Traders Trust Co.:
2.100%, 02/06/2020	8,000,000	7,903,271
3.457%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	9,483,000	9,491,187
Manulife Financial Corp.:
4.900%, 09/17/2020 (1)	3,234,000	3,330,427
4.150%, 03/04/2026 (1)	16,375,000	16,517,229
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,031,637
3.300%, 03/14/2023	6,875,000	6,739,430
3.750%, 03/14/2026	9,225,000	9,059,459
5.875%, 08/01/2033	3,729,000	4,311,226

Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,623,558
8.875%, 06/01/2039 (2)	11,851,000	18,200,108
4.900%, 04/01/2077 (2)	8,000,000	7,895,333
MBIA Insurance Corp.,
13.599%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(7)	700,000	429,625
MetLife Capital Trust IV,
7.875%, 12/15/2037 (2)	900,000	1,102,500
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	3,549,005
4.050%, 03/01/2045	9,025,000	8,443,588
Mitsubishi UFJ Financial Group, Inc.:
2.950%, 03/01/2021 (1)	5,749,000	5,670,172
2.190%, 09/13/2021 (1)	20,000,000	19,250,400
3.455%, 03/02/2023 (1)	15,000,000	14,805,338
Mitsubishi UFJ Trust & Banking Corp.,
2.450%, 10/16/2019 (1)(2)	10,000,000	9,946,500
Mizuho Bank Ltd.:
2.650%, 09/25/2019 (1)(2)	5,000,000	4,986,437
2.400%, 03/26/2020 (1)(2)	20,000,000	19,745,800
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	9,497,505
2.601%, 09/11/2022 (1)	5,000,000	4,771,121
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	9,000,000	8,951,446
3.170%, 09/11/2027 (1)	24,650,000	22,808,774
Morgan Stanley:
7.300%, 05/13/2019	4,675,000	4,799,471
2.375%, 07/23/2019	2,000,000	1,991,816
5.625%, 09/23/2019	10,225,000	10,479,364
2.650%, 01/27/2020	7,000,000	6,955,144
3.125%, 01/23/2023	15,000,000	14,627,014
3.750%, 02/25/2023	1,000,000	999,813
3.742%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,275,709
3.700%, 10/23/2024	5,000,000	4,923,030
4.000%, 07/23/2025	2,500,000	2,491,664
3.875%, 01/27/2026	7,000,000	6,880,749
3.125%, 07/27/2026	13,175,000	12,274,609
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	14,563,927
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	6,909,266
3.500%, 06/18/2022	1,150,000	1,144,327
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	14,147,536
3.900%, 07/21/2025 (1)(2)	8,100,000	8,013,690
4.000%, 09/14/2026 (1)(2)	53,541,000	50,175,753
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,100,000	1,052,433
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	7,336,933
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	14,788,000	15,298,775
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	7,405,902
9.375%, 08/15/2039 (2)	20,434,000	31,579,348
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,796,012
New York Life Insurance Co.,
6.750%, 11/15/2039 (2)	25,105,000	33,248,771
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (3 Month LIBOR USD + 4.240%) (1)(2)(3)	2,000,000	2,039,840
Nomura Holdings, Inc.:
2.750%, 03/19/2019 (1)	11,393,000	11,397,340
6.700%, 03/04/2020 (1)	2,525,000	2,636,406
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	15,539,845
Popular, Inc.,
7.000%, 07/01/2019 (1)	1,000,000	1,025,500
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,197,037
3.125%, 05/15/2023	3,675,000	3,581,112

Principal Life Global Funding II,
2.200%, 04/08/2020 (2)	8,000,000	7,886,776
Protective Life Corp.,
7.375%, 10/15/2019	5,360,000	5,584,733
Protective Life Global Funding,
2.700%, 11/25/2020 (2)	10,725,000	10,573,756
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,275,000	11,177,420
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	25,748,325
Raymond James Financial, Inc.,
4.950%, 07/15/2046	15,000,000	15,226,492
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	9,919,041
Regions Financial Corp.:
3.200%, 02/08/2021	30,725,000	30,581,809
2.750%, 08/14/2022	14,900,000	14,368,376
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (2)	14,000,000	13,857,275
2.375%, 05/04/2020 (2)	23,750,000	23,386,995
3.050%, 01/20/2021 (2)	10,954,000	10,802,719
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	30,611,558
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	62,335,000	60,401,248
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	17,475,000	17,425,363
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	4,250,000	4,223,868
Santander Holdings USA, Inc.,
3.400%, 01/18/2023	5,750,000	5,544,881
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,123,609
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	5,510,535
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	28,200,000	28,428,025
4.000%, 03/13/2024 (1)	7,700,000	7,715,324
Societe Generale SA:
5.200%, 04/15/2021 (1)(2)	10,100,000	10,518,076
3.250%, 01/12/2022 (1)(2)	20,000,000	19,534,413
4.250%, 09/14/2023 (1)(2)	9,725,000	9,686,548
5.000%, 01/17/2024 (1)(2)	13,000,000	13,096,406
4.250%, 04/14/2025 (1)(2)	17,100,000	16,493,611
Standard Chartered PLC:
2.100%, 08/19/2019 (1)(2)	18,685,000	18,529,400
2.250%, 04/17/2020 (1)(2)	7,000,000	6,868,015
3.050%, 01/15/2021 (1)(2)	14,000,000	13,783,658
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	9,800,000	9,575,700
5.700%, 03/26/2044 (1)(2)	14,000,000	14,498,110
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	4,974,665
4.250%, 07/18/2024	19,615,000	19,588,852
Sumitomo Mitsui Banking Corp.:
2.250%, 07/11/2019 (1)	12,050,000	11,996,873
2.450%, 01/16/2020 (1)	12,450,000	12,336,626
3.000%, 01/18/2023 (1)	2,500,000	2,427,023
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	12,898,871
3.102%, 01/17/2023 (1)	16,125,000	15,692,156
SunTrust Banks, Inc.:
2.900%, 03/03/2021	15,125,000	14,951,783
–%, 08/02/2024 (4)	6,345,000	6,293,125
3.300%, 05/15/2026	28,734,000	27,046,630
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	6,890,225
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	16,711,067
4.250%, 08/15/2024	33,325,000	32,196,406
4.500%, 07/23/2025	12,420,000	11,982,485
3.700%, 08/04/2026	5,388,000	4,866,465
3.950%, 12/01/2027	18,000,000	16,306,159

Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	18,812,707
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,028,317
Torchmark Corp.:
3.800%, 09/15/2022	1,275,000	1,268,562
4.550%, 09/15/2028	9,350,000	9,395,152
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	15,696,439
6.125%, 08/15/2043 (1)	16,842,000	18,673,704
UBS Group Funding Switzerland AG:
3.806%, 09/24/2020 (3 Month LIBOR USD + 1.440%) (1)(2)(3)	26,350,000	26,861,137
2.650%, 02/01/2022 (1)(2)	10,000,000	9,666,482
3.491%, 05/23/2023 (1)(2)	24,075,000	23,590,119
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	17,700,000	16,997,649
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	12,960,194
Voya Financial, Inc.:
5.500%, 07/15/2022	23,194,000	24,539,033
3.650%, 06/15/2026	7,102,000	6,765,987
Wells Fargo & Co.:
2.150%, 01/30/2020	7,000,000	6,917,140
2.500%, 03/04/2021	15,950,000	15,621,294
3.069%, 01/24/2023	12,000,000	11,712,260
3.572%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,198,398
3.000%, 02/19/2025	5,225,000	4,945,942
3.000%, 04/22/2026	4,000,000	3,722,478
Westpac Banking Corp.:
1.600%, 08/19/2019 (1)	15,000,000	14,843,771
4.875%, 11/19/2019 (1)	636,000	649,498
2.100%, 05/13/2021 (1)	13,300,000	12,869,243
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	9,636,002
Willis North America, Inc.:
7.000%, 09/29/2019	16,003,000	16,550,259
5.050%, 09/15/2048	15,000,000	14,976,363
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	21,310,293
		3,943,303,738	21.9%
Total Corporate Bonds		8,950,217,882	49.7%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	634,494
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	14,200,000	13,838,184
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,762,229
7.155%, 03/01/2027	1,700,000	1,979,582
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,547,295
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,176,428
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,653,675
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,500,000	7,699,725
City of Williston ND,
3.100%, 07/15/2025 (Callable 10/19/2018)	2,060,000	2,053,614
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,424,112
Hillsborough City School District:
0.000%, 09/01/2036 (Callable 09/01/2021)(7)	10,000,000	4,376,900
0.000%, 09/01/2042 (Callable 09/01/2021)(7)	10,000,000	3,249,900
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 10/29/2018)	1,815,000	1,846,708
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,400,000	1,386,126
3.750%, 07/01/2034 (Callable 07/01/2023)	3,790,000	3,795,420

North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	3,595,000	3,498,978
2.812%, 07/01/2035 (Callable 01/01/2024)	4,760,000	4,633,384
North East Texas Independent School District,
5.240%, 08/01/2027	3,000,000	3,377,370
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	2,455,000	2,413,461
State of Illinois,
6.200%, 07/01/2021	11,932,500	12,346,319
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,135,682
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,395,698
Town of Davie FL,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,064,310
West Allis West Milwaukee School District,
4.000%, 04/01/2020 (Callable 10/29/2018)	15,885,000	15,888,812
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,266,944
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,205,089
		102,650,439	0.6%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1989-94, Class G, 7.500%, 12/25/2019	608	616
Series 1991-21, Class J, 7.000%, 03/25/2021	491	500
Series 1991-43, Class J, 7.000%, 05/25/2021	15,462	15,847
Series 1991-65, Class Z, 6.500%, 06/25/2021	9,911	10,169
Series 1992-129, Class L, 6.000%, 07/25/2022	29,626	30,795
Series 1993-32, Class H, 6.000%, 03/25/2023	8,946	9,270
Series 1993-58, Class H, 5.500%, 04/25/2023	38,796	39,813
Series 2004-90, Class LH, 5.000%, 04/25/2034	163,823	164,267
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	10,905	11,086
5.000%, 05/01/2021	18,927	19,084
6.000%, 06/01/2021	5,039	5,162
3.000%, 05/01/2027	5,340,040	5,300,704
6.500%, 12/01/2028	14,945	16,534
6.500%, 06/01/2029	6,512	7,204
3.000%, 10/01/2030	38,290,558	37,801,701
3.000%, 02/01/2032	56,289,104	55,482,631
3.500%, 05/01/2032	27,492,743	27,602,960
3.500%, 01/01/2034	27,530,565	27,640,797
5.000%, 03/01/2036	5,270,258	5,595,335
5.500%, 04/01/2037	115,130	124,127
5.500%, 04/01/2038	70,614	76,106
5.500%, 05/01/2038	118,984	128,256
5.500%, 01/01/2039	18,913,169	20,488,135
4.500%, 11/01/2039	713,441	743,781
4.500%, 11/01/2039	2,458,064	2,564,564
4.500%, 08/01/2040	2,416,413	2,521,155
4.500%, 08/01/2040	3,564,340	3,718,841
4.000%, 10/01/2040	23,791,988	24,235,707
4.000%, 01/01/2041	16,732,955	17,045,346
3.500%, 06/01/2042	4,580,711	4,543,897
3.500%, 06/01/2042	6,862,870	6,807,687
3.500%, 07/01/2042	40,096,136	39,773,073
3.500%, 07/01/2042	26,767,283	26,551,628
3.000%, 08/01/2042	22,000,042	21,262,619
3.500%, 09/01/2042	15,046,398	14,925,161
3.000%, 11/01/2042	52,703,033	50,931,796
3.500%, 12/01/2042	23,623,597	23,433,303
3.000%, 01/01/2043	39,516,372	38,162,663
3.000%, 02/01/2043	7,244,460	6,994,390
3.500%, 02/01/2043	15,775,729	15,648,681
3.000%, 03/01/2043	17,322,440	16,722,488
3.000%, 04/01/2043	13,750,101	13,272,256
3.000%, 04/01/2043	13,211,892	12,757,416
3.000%, 06/01/2043	12,107,785	11,684,256
3.000%, 08/01/2043	27,405,423	26,448,997
3.500%, 05/01/2044	13,352,269	13,244,746
3.500%, 08/01/2044	33,489,525	33,207,859

3.500%, 08/01/2044	28,024,726	27,752,718
4.000%, 09/01/2044	15,131,245	15,325,130
4.000%, 10/01/2044	22,640,033	22,974,233
3.500%, 01/01/2045	25,005,931	24,804,784
4.000%, 02/01/2045	15,996,379	16,197,930
3.500%, 06/01/2045	28,969,041	28,643,669
3.000%, 10/01/2045	37,194,747	35,898,122
4.000%, 10/01/2045	24,270,432	24,553,064
3.500%, 12/01/2045	27,731,319	27,370,412
3.500%, 01/01/2046	59,408,904	58,672,591
4.000%, 02/01/2046	13,363,626	13,518,157
3.500%, 03/01/2046	7,550,085	7,465,281
3.500%, 08/01/2046	88,565,757	87,693,214
4.000%, 08/01/2046	14,948,633	15,169,118
3.000%, 10/01/2046	77,156,124	73,965,825
3.000%, 10/01/2046	43,994,704	42,202,963
4.000%, 01/01/2047	39,556,076	40,178,935
3.000%, 05/01/2047	85,096,678	81,576,405
3.500%, 08/01/2047	27,706,275	27,362,821
4.000%, 08/01/2048	44,752,411	45,364,569
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	992	1,023
Series 136, Class E, 6.000%, 04/15/2021	1,033	1,045
Series 1122, Class G, 7.000%, 08/15/2021	2,699	2,795
Series 1186, Class I, 7.000%, 12/15/2021	5,489	5,717
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	26,388	27,184
3.000%, 04/01/2027	9,935,415	9,872,921
3.500%, 07/01/2027	35,222,765	35,485,465
2.500%, 12/01/2027	15,055,658	14,646,882
5.000%, 05/01/2028	38,809	40,740
3.500%, 07/01/2028	25,636,077	25,780,384
6.500%, 09/01/2028	10,061	11,030
6.500%, 02/01/2029	23,932	26,239
4.500%, 07/01/2030	4,470,050	4,628,589
3.000%, 08/01/2030	29,974,714	29,711,826
4.000%, 11/01/2031	19,952,206	20,304,814
3.500%, 01/01/2032	48,199,029	48,382,373
5.500%, 01/01/2032	10,334	11,130
2.500%, 07/01/2032	30,448,293	29,422,092
5.000%, 09/01/2033	13,493,349	14,327,572
4.500%, 10/01/2033	24,810,031	25,733,013
4.000%, 01/01/2034	13,834,718	14,179,346
5.500%, 04/01/2034	764,864	826,159
4.000%, 09/01/2034	20,443,146	20,955,964
5.500%, 09/01/2034	34,327	37,045
5.000%, 02/01/2035	12,749,036	13,535,109
5.000%, 02/01/2035	18,965,618	20,134,935
5.500%, 02/01/2035	30,034	32,438
5.000%, 04/01/2035	1,362,329	1,446,284
5.000%, 07/01/2035	3,920,354	4,161,975
5.000%, 02/01/2036	2,413,605	2,563,436
5.000%, 03/01/2036	1,098,010	1,166,170
5.500%, 04/01/2036	3,629,027	3,920,924
4.000%, 05/01/2037	74,561,316	75,889,858
3.500%, 08/01/2037	45,741,724	45,593,854
6.000%, 05/01/2038	5,784,551	6,327,296
4.000%, 06/01/2039	12,507,946	12,722,507
5.000%, 06/01/2039	17,096,367	18,148,173
4.500%, 01/01/2040	8,654,144	9,011,794
4.500%, 01/01/2040	3,791,646	3,934,649
5.000%, 06/01/2040	14,355,653	15,274,030
4.000%, 08/01/2040	1,151,306	1,171,303
4.500%, 08/01/2040	13,688,542	14,250,162
4.500%, 08/01/2040	5,087,276	5,296,012
4.000%, 10/01/2040	2,039,717	2,075,188
4.000%, 11/01/2040	21,177,002	21,545,685
4.000%, 12/01/2040	4,263,733	4,350,492
3.500%, 01/01/2041	2,218,112	2,200,159
4.000%, 01/01/2041	4,401,309	4,477,772
3.500%, 02/01/2041	2,563,127	2,542,374
4.000%, 02/01/2041	434,360	442,188
3.500%, 03/01/2041	17,478,976	17,337,451
4.000%, 03/01/2041	7,868,296	8,005,308
4.500%, 07/01/2041	5,902,896	6,139,574
3.500%, 09/01/2041	36,021,228	35,729,564

4.000%, 09/01/2041	3,575,013	3,637,270
3.500%, 11/01/2041	19,519,024	19,360,963
3.500%, 12/01/2041	3,424,154	3,396,439
4.000%, 12/01/2041	15,963,376	16,241,378
4.000%, 01/01/2042	29,930,811	30,451,647
4.500%, 01/01/2042	11,960,870	12,446,711
4.000%, 02/01/2042	26,618,547	27,080,512
3.000%, 05/01/2042	3,960,800	3,826,661
3.500%, 05/01/2042	19,529,840	19,383,322
3.500%, 06/01/2042	7,531,737	7,470,861
3.500%, 08/01/2042	12,111,446	12,013,372
3.500%, 09/01/2042	19,671,467	19,512,176
3.000%, 03/01/2043	7,460,703	7,202,194
3.000%, 04/01/2043	2,205,987	2,129,296
3.000%, 05/01/2043	29,626,217	28,592,759
3.500%, 05/01/2043	18,879,959	18,721,494
3.000%, 06/01/2043	30,633,544	29,565,497
3.000%, 07/01/2043	24,782,440	23,928,015
4.000%, 07/01/2043	34,539,591	35,140,578
3.000%, 08/01/2043	8,971,748	8,658,666
3.500%, 09/01/2043	42,449,547	42,173,018
4.500%, 09/01/2043	8,335,361	8,673,890
4.000%, 01/01/2045	16,786,173	17,033,270
3.500%, 02/01/2045	56,511,490	56,054,251
4.000%, 02/01/2045	23,898,621	24,219,301
4.000%, 02/01/2045	8,605,012	8,754,728
4.000%, 02/01/2045	17,098,821	17,396,210
4.000%, 02/01/2045	5,192,634	5,256,123
4.000%, 03/01/2045	12,417,900	12,610,643
4.000%, 11/01/2045	58,738,190	59,392,746
3.500%, 12/01/2045	45,001,278	44,476,545
4.500%, 02/01/2046	35,636,573	37,082,205
4.500%, 08/01/2046	37,868,179	39,282,843
3.000%, 10/01/2046	31,216,304	29,944,385
3.500%, 11/01/2046	36,910,269	36,479,941
4.000%, 11/01/2047	21,113,874	21,331,350
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	18,356	19,873
6.500%, 01/20/2029	9,887	11,015
6.000%, 11/20/2033	13,339	14,569
5.000%, 07/20/2040	708,702	758,646
4.000%, 08/20/2041	6,387,619	6,555,149
3.500%, 10/20/2041	11,605,202	11,620,035
4.000%, 12/20/2041	8,372,284	8,592,392
4.000%, 02/20/2042	16,304,686	16,733,665
4.000%, 06/20/2042	13,779,319	14,138,851
3.500%, 09/20/2042	9,035,898	9,036,312
3.000%, 04/20/2045	18,857,289	18,338,716
3.500%, 04/20/2045	26,479,267	26,398,872
4.000%, 05/20/2045	20,624,032	21,181,781
3.500%, 06/20/2045	25,013,910	24,937,963
3.500%, 10/20/2045	83,296,247	83,043,337
4.500%, 01/20/2046	19,922,790	20,868,737
3.000%, 06/20/2046	15,107,176	14,660,574
3.000%, 08/20/2046	54,746,674	53,128,086
4.500%, 06/20/2047	37,715,862	39,015,836
4.500%, 07/20/2047	19,591,027	20,266,282
		3,156,553,313	17.5%
Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 2.366%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	7,563,508	7,370,233
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 2.536%, 12/25/2035 (1 Month LIBOR USD + 0.320%) (3)	6,338,958	6,331,589
Series 2007-1, Class A3, 2.346%, 02/25/2037 (1 Month LIBOR USD + 0.130%) (3)	2,224,396	2,220,634
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 2.366%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	5,654,330	5,630,038
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	442,469	438,452
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	131,716	131,916
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (2)(6)	6,666	6,541
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	210,863	207,217
Series 2006-J5, Class 3A1, 4.340%, 07/25/2021 (4)	26,298	25,366
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	128,540	128,953

Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (6)	6,585,073	6,600,966
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	5,039,644	5,196,175
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	16,205,069	15,656,265
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (6)	3,193,253	2,898,479
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (6)	3,069,246	2,863,077
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	422,552	419,325
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (6)	3,758,095	3,596,483
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	546,626	440,617
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	801	801
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 2.451%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	40,565,363	40,258,539
Arroyo Mortgage Trust,
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	6,499,263	6,500,530
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A4, 2.386%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	718,703	714,336
Series 2006-HE2, Class A1, 2.406%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	18,827,795	18,736,128
Series 2006-HE6, Class A4, 2.376%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	722,084	710,813
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	689,681	702,060
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	6,547	6,569
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	185,179	183,238
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	122,950	121,576
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 (6)	33,656	32,409
Series 2007-1, Class 1A1, 5.595%, 04/25/2022 (4)(6)	247,512	246,075
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	2,446,106	2,492,635
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	11,870,865	12,457,269
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	12,440,504	12,939,342
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 (6)	909,034	902,322
Series 2005-6, Class CB7, 5.250%, 07/25/2035 (6)	3,055,307	3,030,623
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	42,279	42,066
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (6)	6,467,176	6,340,534
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	244,966	225,243
Banc of America Funding Trust:
Series 2005-C, Class A1, 2.405%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	6,697,437	6,620,468
Series 2007-C, Class 1A3, 3.818%, 05/20/2036 (4)(6)	2,806,035	2,701,925
Series 2006-G, Class 1A1, 2.355%, 07/20/2036 (1 Month LIBOR USD + 0.190%) (3)	35,361,889	34,847,307
Series 2007-C, Class 7A5, 2.465%, 05/20/2047 (1 Month LIBOR USD + 0.300%) (3)(6)	3,183,918	2,931,477
Bayview Financial Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037 (8)	203,092	206,284
Series 2007-B, Class 1A2, 6.831%, 08/28/2047 (8)	111,799	106,080
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 4.730%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	910,189	920,613
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 3.176%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	4,769,411	4,779,359
Series 2006-HE8, Class 21A2, 2.386%, 10/25/2036 (1 Month LIBOR USD + 0.170%) (3)	6,102,121	6,082,564
Series 2007-HE5, Class 1A2, 2.396%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	4,608,708	4,606,954
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 2.536%, 01/25/2047 (1 Month LIBOR USD + 0.320%) (3)	7,114,086	7,093,424
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 2.996%, 02/25/2035 (1 Month LIBOR USD + 0.780%) (3)	3,763,475	3,768,181
Series 2005-FRE1, Class A6, 2.596%, 12/25/2035 (1 Month LIBOR USD + 0.380%) (3)	3,473,280	3,470,301
Series 2006-NC1, Class A3, 2.426%, 01/25/2036 (1 Month LIBOR USD + 0.210%) (3)	797,324	797,036
Series 2006-OPT1, Class A3, 2.396%, 02/25/2036 (1 Month LIBOR USD + 0.180%) (3)	2,138,478	2,135,978
Series 2007-HE1, Class A2, 2.366%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	1,451,013	1,440,118
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.670%, 01/25/2036 (4)	1,041,246	981,520
Series 2006-A1, Class 2A3, 4.272%, 09/25/2036 (4)	787,194	751,193
Series 2007-A1, Class 3A1, 3.965%, 02/25/2037 (4)	3,779,741	3,788,396
Series 2007-A1, Class 2A3, 4.467%, 02/25/2037 (4)	2,013,739	2,045,369
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	596,084	575,013
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	5,418,173	5,532,224
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,265,466	1,235,405
Citicorp Residential Mortgage Trust:
Series 2006-3, Class A4, 5.323%, 11/25/2036 (8)	740,887	744,040
Series 2007-1, Class A6, 5.392%, 03/25/2037 (8)	43,408	44,906
Series 2007-2, Class A4, 5.154%, 06/25/2037 (8)	20,672,311	20,834,849

Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058 (2)(4)	23,208,256	23,019,568
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 4.280%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	14,568,359	14,726,335
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	182,614	182,971
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 (6)	4,080,292	4,151,236
Series 2007-AMC4, Class A2C, 2.386%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	2,428,966	2,409,184
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.500%, 07/25/2028 (8)	7,057	3,548
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 4.592%, 02/25/2033 (4)	333,507	323,334
Series 2006-22, Class 2A3, 2.376%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	10,332,708	10,246,961
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	16,783	17,115
Series 2005-10, Class AF6, 4.451%, 02/25/2036 (4)	251,974	257,061
Series 2006-13, Class 3AV2, 2.366%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	5,132,275	5,115,003
Series 2006-13, Class 1AF3, 4.437%, 01/25/2037 (4)	36,981	36,881
Series 2006-23, Class 2A3, 2.386%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	3,695,492	3,674,162
Series 2006-10, Class 1AF3, 4.597%, 09/25/2046 (4)(6)	628,677	569,264
Series 2006-9, Class 1AF3, 4.527%, 10/25/2046 (4)(6)	256,070	237,606
Series 2007-9, Class 2A3, 2.396%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	29,556,221	29,271,662
Series 2007-11, Class 2A3, 2.406%, 06/25/2047 (1 Month LIBOR USD + 0.190%) (3)	8,414,207	8,296,523
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	109,640	106,234
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 2.306%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	4,063,265	3,959,878
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	14,106	14,150
Series 2005-7, Class AF6, 4.693%, 10/25/2035 (4)	69,383	70,767
Series 2006-14, Class 2A2, 2.366%, 02/25/2037 (1 Month LIBOR USD + 0.150%) (3)	3,413,085	3,402,584
Series 2006-18, Class 2A2, 2.376%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	5,417,111	5,358,306
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 (4)	4,528	4,611
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 2.716%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	7,407,476	7,176,012
Series 2005-2, Class 1A7, 5.461%, 04/25/2035 (4)	10,163,873	10,442,552
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 2.416%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	9,720,953	9,650,049
Series 2006-FF4, Class A2, 2.445%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	5,479,727	5,469,721
Series 2006-FF6, Class A4, 2.466%, 04/25/2036 (1 Month LIBOR USD + 0.250%) (3)	28,848,000	28,221,684
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021 (6)	67,396	65,399
Series 2004-AA1, Class A1, 4.105%, 06/25/2034 (4)	5,011,343	4,986,346
Series 2005-AA2, Class 2A1, 4.061%, 04/25/2035 (4)	2,316,438	2,318,384
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 (6)	223,413	193,998
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	208	211
GSAA Home Equity Trust:
Series 2004-6, Class A1, 3.016%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,988,696	1,960,360
Series 2005-14, Class 1A1, 2.466%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	18,867,402	18,491,372
Series 2007-8, Class A3, 2.666%, 08/25/2037 (1 Month LIBOR USD + 0.450%) (3)	6,897,225	6,541,360
GSAMP Trust:
Series 2005-AHL2, Class A2C, 2.456%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	5,324,468	5,308,282
Series 2006-HE7, Class A2D, 2.446%, 10/25/2046 (1 Month LIBOR USD + 0.230%) (3)	1,406,051	1,397,299
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	113,134	99,788
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,785,817	2,835,662
Series 2005-AR2, Class 2A1, 3.839%, 04/25/2035 (4)	3,361,580	3,390,534
Home Equity Asset Trust:
Series 2004-7, Class A1, 2.936%, 01/25/2035 (1 Month LIBOR USD + 0.720%) (3)	10,084,238	10,041,664
Series 2007-2, Class 2A2, 2.401%, 07/25/2037 (1 Month LIBOR USD + 0.185%) (3)	1,199,620	1,197,444
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 2.486%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	6,275,761	6,254,615
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 2.376%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	3,476,693	3,452,480
Series 2007-WF1, Class 2A3, 2.386%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	2,343,322	2,343,278
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 (6)	320,692	353,067
Series 2006-A1, Class 2A1, 3.731%, 03/25/2036 (4)(6)	94,677	85,791
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 (8)	145,074	144,312
Series 2007-S1, Class A1, 2.496%, 04/25/2047 (1 Month LIBOR USD + 0.280%) (3)	7,124,406	7,001,226

J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV5, 2.456%, 11/25/2036 (1 Month LIBOR USD + 0.240%) (3)	415,824	415,747
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021 (6)	37,537	37,597
Series 2005-A8, Class 2A3, 3.772%, 11/25/2035 (4)(6)	6,861,022	6,731,518
Series 2006-A2, Class 2A1, 3.703%, 04/25/2036 (4)	1,750,613	1,667,674
Series 2006-A2, Class 3A3, 3.752%, 04/25/2036 (4)	2,055,839	1,884,078
Series 2006-A7, Class 2A2, 3.819%, 01/25/2037 (4)	2,595,137	2,490,726
Series 2006-A7, Class 2A4R, 3.819%, 01/25/2037 (4)	2,654,321	2,547,528
Series 2007-A2, Class 2A3, 3.975%, 04/25/2037 (4)	5,131,594	4,873,451
Series 2007-A4, Class 2A3, 4.054%, 06/25/2037 (4)(6)	6,362,159	5,980,567
Luminent Mortgage Trust,
Series 2005-1, Class A1, 2.476%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	10,208,771	9,950,779
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	937	935
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	18,419	18,472
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	93,126	93,586
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	2,965,225	3,136,284
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	2,392,146	2,536,566
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (6)	2,721,089	2,587,589
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 2.816%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	2,929,835	2,934,672
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 2.836%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	7,769,912	7,517,359
Series 2005-A5, Class A3, 3.982%, 06/25/2035 (4)	2,780,855	2,775,959
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	31,473,028	31,226,085
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 2.386%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	7,691,907	7,566,277
MortgageIT Trust:
Series 2005-4, Class A1, 2.496%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	5,230,129	5,171,403
Series 2005-5, Class A1, 2.476%, 12/25/2035 (1 Month LIBOR USD + 0.260%) (3)	5,152,018	5,105,295
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 2.446%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	5,208,327	5,191,770
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	16,184,473	16,114,108
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	24,924,163	24,994,362
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	26,845,511	26,959,628
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (2)(4)	31,663,160	31,759,128
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	16,979,534	17,053,845
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	2,435,625	2,475,046
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	88,818	88,636
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	167,277	167,585
Series 2005-QS5, Class A1, 2.616%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)(6)	2,665,442	2,160,385
Series 2005-QS9, Class A2, 2.716%, 06/25/2035 (1 Month LIBOR USD + 0.500%) (3)(6)	1,096,744	943,782
Series 2005-QS11, Class A2, 2.716%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	4,773,977	4,108,212
Series 2005-QA7, Class A22, 4.380%, 07/25/2035 (4)(6)	2,627,211	2,473,017
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,531,744	1,535,983
Series 2006-NC2, Class A2, 2.406%, 02/25/2036 (1 Month LIBOR USD + 0.190%) (3)	63,055	63,047
RASC Series Trust:
Series 2006-EMX2, Class A3, 2.516%, 02/25/2036 (1 Month LIBOR USD + 0.300%) (3)	6,321,269	6,331,128
Series 2006-KS8, Class A3, 2.376%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	342,663	342,575
Series 2007-KS1, Class A3, 2.366%, 01/25/2037 (1 Month LIBOR USD + 0.150%) (3)	2,290,727	2,267,395

Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (8)	23,443	24,005
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (8)	1,331,334	1,367,642
Series 2005-3, Class AF3, 4.814%, 11/25/2035 (8)	53,372	53,319
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (8)	15,450,239	9,520,318
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (8)	10,307,472	5,802,605
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)(8)	279,457	132,450
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)(8)	1,435,659	640,495
Soundview Home Loan Trust:
Series 2006-OPT4, Class 2A3, 2.366%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	2,706,863	2,697,577
Series 2006-EQ1, Class A3, 2.376%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	13,942,172	13,841,984
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 2.886%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,985,242	1,976,466
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 4.189%, 10/25/2033 (4)	1,608,551	1,640,953
Series 2003-31A, Class 2A7, 4.189%, 10/25/2033 (4)	50,224	51,585
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	7,435,990	7,422,481
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	12,246,323	12,033,514
Series 2016-3, Class A1, 2.250%, 04/25/2056 (2)(4)	107,636	105,012
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	15,444,279	15,005,358
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	4,408,199	4,315,905
Series 2018-4, 3.000%, 06/25/2058 (2)(4)	32,331,298	31,365,614
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	22,412	22,454
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	3,060	3,062
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	7,860	7,875
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	3,345	3,356
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	11,275	11,381
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	30,543	30,826
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	3,067,975	3,211,451
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	3,848,205	4,095,182
Series 2005-3, Class 1CB3, 2.666%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(6)	6,369,316	5,380,932
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (6)	7,806,109	7,567,843
Series 2006-AR10, Class 1A1, 3.864%, 09/25/2036 (4)(6)	1,144,881	1,107,096
Series 2007-HY3, Class 4A1, 3.780%, 03/25/2037 (4)	17,056,085	16,926,896
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 (6)	52,222	49,234
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR16, Class 4A2, 4.487%, 10/25/2035 (4)	762,481	762,090
Series 2005-16, Class A18, 6.000%, 12/25/2035 (6)	1,279,786	1,292,069
Series 2006-AR10, Class 5A5, 4.231%, 07/25/2036 (4)(6)	5,511,907	5,590,246
Series 2006-AR14, Class 2A3, 4.603%, 10/25/2036 (4)(6)	2,765,465	2,641,938
Series 2006-15, Class A1, 6.000%, 11/25/2036 (6)	4,354,348	4,347,016
Series 2007-4, Class A15, 6.000%, 04/25/2037 (6)	4,596,970	4,628,398
Series 2007-7, Class A49, 6.000%, 06/25/2037 (6)	4,319,045	4,329,842
Series 2007-8, Class 2A8, 6.000%, 07/25/2037 (6)	4,131,297	4,113,339
		967,123,840	5.4%
		4,123,677,153	22.9%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.683%, 12/25/2026 (4)	30,325,000	28,292,149
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K716, Class A2, 3.130%, 06/25/2021	13,550,000	13,528,691
Series K029, Class A2, 3.320%, 02/25/2023 (4)	64,407,000	64,702,860
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	67,605,260
Series K048, Class A2, 3.284%, 06/25/2025 (4)	53,680,000	53,438,585
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,726,000	82,490,628
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,140,000	56,532,442
Series K065, Class A2, 3.243%, 04/25/2027	16,658,000	16,296,440
Series K077, Class A2, 3.850%, 05/25/2028 (4)	18,449,000	18,788,616
		401,675,671	2.2%
Non-U.S. Government Agency Issues
BANK2017-BNK4
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050	24,252,000	23,922,267
Series 2017-BNK8, Class A4, 3.488%, 11/15/2050	45,556,751	44,371,369
Series 2017-BNK9, Class A4, 3.538%, 11/15/2054	11,858,000	11,556,154
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	3,930,435	3,963,374
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	48,914,111	47,554,861
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	24,580,000	23,958,657
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	24,224,935	24,134,516
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	31,335,009	32,110,954
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	35,088,000	34,759,085

Series 2013-CR6, Class A4, 3.101%, 03/10/2046	13,725,000	13,552,405
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	11,878,863
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,450,000	5,446,602
Series 2014-CR19, Class A5, 3.796%, 08/10/2047	18,000,000	18,212,035
Series 2014-CR20, Class ASB, 3.305%, 11/10/2047	25,550,000	25,490,678
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,020,590	2,059,003
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,096,273
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	41,375,651	40,398,354
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	23,004,000	23,118,109
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	5,575,666	5,419,733
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	30,360,100
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,111,689	3,062,043
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	17,093,160	16,886,425
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/15/2045	10,000,000	10,252,811
Series 2013-C17, Class A3, 3.928%, 01/15/2047	20,164,350	20,507,305
Series 2014-C24, Class ASB, 3.368%, 11/15/2047	12,425,000	12,416,085
Series 2014-C25, Class A5, 3.672%, 11/15/2047	35,997,000	36,057,558
Series 2015-C30, Class A5, 3.822%, 07/15/2048	10,955,000	11,071,056
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,690,000	40,311,624
Series 2012-C6, Class A4, 2.858%, 11/15/2045	34,575,000	33,938,142
Series 2013-C10, Class A3, 4.104%, 07/15/2046 (4)	43,057,040	43,955,899
Series 2013-C12, Class A3, 3.973%, 10/15/2046	17,476,491	17,717,764
Series 2014-C16, Class A5, 3.892%, 06/15/2047	30,860,000	31,277,462
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	29,047,000	28,785,080
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	14,793,150
Series 2016-C35, Class ASB, 2.788%, 07/15/2048	11,425,000	11,020,618
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	11,817,988
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,291,000	19,310,308
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	22,287,619
Series 2014-C21, Class ASB, 3.393%, 08/15/2047	12,655,000	12,652,869
Series 2014-C24, Class A5, 3.607%, 11/15/2047	27,670,000	27,531,880
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	10,566,550
		876,583,628	4.9%
		1,278,259,299	7.1%
Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	7,518,944
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	140,160	147,118
Series 1998-4, Class A5, 6.180%, 04/01/2030	68,472	71,344
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (2)	37,625,000	36,819,501
Series 2016-2, Class A, 2.030%, 12/15/2027 (2)	74,240,000	71,804,431
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	19,600,000	19,108,324
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	11,638	11,768
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 2.570%, 07/18/2025 (2)	89,999	89,988
PFS Financing Corp.:
Series 2016-BA, Class A, 1.870%, 10/15/2021 (2)	40,200,000	39,698,549
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	32,300,000	32,090,719
Santander Retail Auto Lease Trust,
Series 2018-A, Class A3, 2.930%, 05/20/2021 (2)	26,825,000	26,709,344
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 05/26/2026 (2)	10,372,486	10,248,262
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	30,110,000	29,573,368

Sofi Consumer Loan Program Trust,
Series 2018-2, Class A1, 2.930%, 04/26/2027 (2)	7,323,941	7,308,359
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (1)(2)	5,000,000	4,923,700
		286,123,719	1.6%
Total Long-Term Investments (Cost $18,128,296,933)		17,738,353,378	98.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (5)	367,960,211	367,960,211
Total Short-Term Investment (Cost $367,960,211)		367,960,211	2.0%
Total Investments (Cost $18,496,257,144)		18,106,313,589	100.5%
Liabilities in Excess of Other Assets		(88,827,669)	(0.5)%
TOTAL NET ASSETS		$18,017,485,920	100.0%

Notes to Schedule of Investments

(1)	Foreign security.
(2)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities totals $3,296,781,719, which represents 18.30% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2018.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Security in default.
(8)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2018.

Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,776,805,249	$–	$2,776,805,249
Other Government Related Securities	–	220,619,637	–	220,619,637
Corporate Bonds	–	8,950,217,882	–	8,950,217,882
Municipal Bonds	–	102,650,439	–	102,650,439
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	3,156,553,313	–	3,156,553,313
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	967,123,840	–	967,123,840
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	401,675,671	–	401,675,671
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	876,583,628	–	876,583,628
Asset Backed Securities	–	286,123,719	–	286,123,719
Total Long-Term Investments	–	17,738,353,378	–	17,738,353,378
Short-Term Investment
Money Market Mutual Fund	367,960,211	–	–	367,960,211
Total Short-Term Investment	367,960,211	–	–	367,960,211
Total Investments	$367,960,211	$17,738,353,378	$–	$18,106,313,589

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Short-Term Municipal Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Special Care Facilities Financing Authority,
1.850%, 11/15/2046(Mandatory Tender Date 11/01/2022)(1)	$65,000	$63,173
Anniston Public Building Authority,
3.250%, 03/01/2019(Insured by AGM)	50,000	50,228
Autauga County Board of Education,
4.000%, 04/01/2019	150,000	151,551
Black Belt Energy Gas District:
4.000%, 07/01/2046(Callable 03/01/2021)(Mandatory Tender Date 06/01/2021)(1)	570,000	591,141
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)(1)	695,000	727,478
City of Decatur AL,
2.000%, 10/01/2018	100,000	100,000
City of Troy AL,
3.000%, 07/01/2019(Insured by BAM)	75,000	75,552
Columbia Industrial Development Board,
1.640%, 12/01/2037(Optional Put Date 10/01/2018)(1)	600,000	600,000
County of Jefferson AL,
0.000%, 10/01/2025(Callable 10/01/2023)(Insured by AGM)	750,000	589,950
County of Talladega AL,
2.000%, 01/01/2019	200,000	200,060
Decatur City Board of Education,
4.000%, 02/01/2019	50,000	50,353
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	100,000	106,294
Montgomery Medical Clinic Board,
5.000%, 03/01/2019	265,000	267,351
Shelby County Board of Education,
3.000%, 02/01/2019	100,000	100,368
		3,673,499	1.3%
Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2040(Callable 06/01/2021)	20,000	20,054
4.000%, 12/01/2048(Callable 06/01/2027)	1,500,000	1,572,510
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020(Callable 12/01/2019)	750,000	756,892
		2,349,456	0.9%
Arizona
Arizona Health Facilities Authority:
4.625%, 07/01/2019	30,000	30,578
3.410%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/05/2022)(Mandatory Tender Date 02/01/2023)(2)	100,000	103,841
Arizona Industrial Development Authority:
4.000%, 07/01/2019(Insured by SD CRED PROG)	30,000	30,350
4.000%, 07/01/2020(Insured by SD CRED PROG)	160,000	163,907
3.375%, 07/01/2021	270,000	267,162
4.000%, 07/01/2021(Insured by SD CRED PROG)	165,000	170,460
4.000%, 05/01/2022	300,000	314,160
3.000%, 07/01/2022	150,000	145,586
4.000%, 08/01/2023	705,000	700,685
5.000%, 05/01/2025	405,000	452,268
4.625%, 08/01/2028	375,000	370,894
Arizona State University,
5.000%, 07/01/2032(Pre-refunded to 07/01/2022)	885,000	974,978
BluePath TE Trust,
2.750%, 09/01/2026(Callable 08/27/2021)(3)	224,641	219,078
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	50,000	52,323
City of Winslow AZ,
2.000%, 07/01/2019(Insured by AGM)	25,000	25,000
Estrella Mountain Ranch Community Facilities District,
4.000%, 07/15/2019(Insured by AGM)	390,000	395,830
Glendale Industrial Development Authority,
4.000%, 05/15/2019	120,000	121,372
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	65,000	63,321
Vistancia Community Facilities District,
5.000%, 07/15/2021(Callable 07/15/2020)	165,000	172,925
		4,774,718	1.8%
Arkansas
Arkansas Technical University,
4.000%, 06/01/2026(Callable 06/01/2023)	200,000	211,496
City of Bentonville AR:
5.000%, 11/01/2021(Callable 10/29/2018)(Insured by AMBAC)	100,000	100,237
2.625%, 11/01/2027(Callable 11/01/2025)	225,000	226,375

City of Conway AR,
4.000%, 12/01/2023(Callable 06/01/2022)	35,000	36,889
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	685,000	660,758
City of Hot Springs AR,
4.000%, 12/01/2027(Callable 12/01/2023)(Insured by BAM)	255,000	269,107
City of Jacksonville AR,
4.000%, 12/01/2025(Callable 06/01/2021)	110,000	114,512
City of Little Rock AR:
3.000%, 10/01/2021	100,000	101,754
2.000%, 03/01/2038(Callable 03/01/2021)	70,000	69,966
City of Lonoke AR,
5.000%, 06/01/2023	160,000	177,874
City of Magnolia AR,
2.600%, 08/01/2036(Callable 08/01/2024)(Insured by BAM)	565,000	549,988
City of Marion AR,
2.900%, 09/01/2047(Callable 09/01/2027)	330,000	325,697
City of Maumelle AR,
2.875%, 08/01/2038(Callable 08/01/2025)	540,000	520,533
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	600,000	585,390
City of Rogers AR,
2.125%, 11/01/2029(Callable 11/01/2021)	110,000	109,735
City of Springdale AR,
3.000%, 04/01/2043(Callable 04/01/2024)(Insured by BAM)	1,000,000	987,000
Lonoke County School District No. 4,
3.000%, 02/01/2020(Callable 10/29/2018)(Insured by ST)	110,000	110,082
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024(Callable 09/01/2022)(Insured by BAM)	325,000	347,574
		5,504,967	2.0%
California
Allan Hancock Joint Community College District,
0.000%, 08/01/2036(Pre-refunded to 08/01/2022)	225,000	96,082
Bay Area Toll Authority:
2.160%, 04/01/2034 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/01/2019)(Mandatory Tender Date 04/01/2020)(2)	500,000	502,270
2.260%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(2)	225,000	225,578
California Health Facilities Financing Authority:
5.000%, 04/01/2020	65,000	67,490
2.756%, 07/01/2022(Insured by NATL)(1)(5)	100,000	97,188
California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	230,000	234,365
California State University,
4.000%, 11/01/2049(Callable 05/01/2021)(Mandatory Tender Date 11/01/2021)(1)	75,000	78,463
California Statewide Communities Development Authority:
6.000%, 01/01/2021(ETM)	100,000	104,214
3.500%, 11/01/2021(Callable 11/01/2019)(Insured by CA MTG)	200,000	202,844
3.000%, 07/01/2026(Callable 01/01/2021)(Insured by CA MTG)	625,000	631,087
5.600%, 04/01/2028(Insured by NATL)(1)(5)	400,000	400,000
Centinela Valley Union High School District,
0.000%, 08/01/2037(Callable 08/01/2022)(Insured by AGM)	165,000	62,477
Central School District:
6.250%, 08/01/2040(Callable 08/01/2021)	225,000	249,343
0.000%, 08/01/2051(Callable 08/01/2022)	400,000	62,020
Ceres Unified School District,
0.000%, 08/01/2034(Pre-refunded to 08/01/2020)	300,000	107,817
City of Redding CA,
3.150%, 07/01/2022(ETM)(Insured by NATL)(1)(5)	195,000	191,297
Colton Public Financing Authority,
5.000%, 04/01/2024(Callable 04/01/2022)	565,000	614,195
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	165,000	145,812
Corona-Norca Unified School District,
0.000%, 08/01/2026	90,000	92,278
Fresno Unified School District:
0.000%, 08/01/2028(Callable 08/01/2021)	95,000	56,327
0.000%, 08/01/2033(Callable 08/01/2021)	310,000	127,360
0.000%, 08/01/2033(Callable 08/01/2023)(Insured by BAM)	585,000	272,791
0.000%, 08/01/2034(Callable 08/01/2023)(Insured by BAM)	400,000	174,152
0.000%, 08/01/2035(Callable 08/01/2023)(Insured by BAM)	150,000	60,918
0.000%, 08/01/2036(Callable 08/01/2023)(Insured by BAM)	45,000	17,052
0.000%, 08/01/2039(Callable 08/01/2023)(Insured by BAM)	150,000	46,029
0.000%, 08/01/2040(Callable 08/01/2023)(Insured by BAM)	445,000	127,239
0.000%, 08/01/2041(Callable 08/01/2021)	120,000	28,235
0.000%, 08/01/2041(Callable 08/01/2023)(Insured by BAM)	1,000,000	265,810
0.000%, 08/01/2044(Callable 08/01/2023)	1,000,000	211,280

Glendale Unified School District/CA,
0.000%, 09/01/2041(Callable 09/01/2021)	500,000	117,975
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	135,000	148,482
Healdsburg Unified School District,
0.000%, 08/01/2032(Callable 08/01/2022)	30,000	16,390
La Quinta Financing Authority,
5.550%, 10/01/2018(Insured by NATL)	20,000	20,000
Mendocino-Lake Community College District,
0.000%, 08/01/2035(Pre-refunded to 08/01/2021)(Insured by AGM)	65,000	22,300
Morongo Unified School District,
0.000%, 08/01/2039(Pre-refunded to 08/01/2022)	100,000	33,056
Northern California Gas Authority,
2.196%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	265,000	265,032
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2035(Pre-refunded to 09/01/2021)(Insured by AGM)	200,000	65,926
Ripon Unified School District,
0.000%, 08/01/2035(Callable 08/01/2023)(Insured by BAM)	50,000	22,770
Roseville Finance Authority,
4.000%, 09/01/2019	50,000	51,038
Soledad Unified School District:
5.000%, 08/01/2024(Callable 10/29/2018)(Insured by BAM)	75,000	75,167
5.000%, 08/01/2026(Callable 10/29/2018)(Insured by BAM)	100,000	100,219
5.000%, 08/01/2027(Callable 10/29/2018)(Insured by BAM)	50,000	50,109
State of California:
5.000%, 09/01/2022	165,000	183,675
3.000%, 12/01/2032(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	100,000	100,674
University of California,
1.400%, 05/15/2046(Callable 11/15/2020)(Mandatory Tender Date 05/15/2021)(1)	330,000	322,737
Victor Valley Union High School District,
0.000%, 08/01/2044(Pre-refunded to 08/01/2023)	1,000,000	272,440
Westminster School District:
0.000%, 08/01/2036(Callable 08/01/2023)(Insured by BAM)	190,000	72,873
0.000%, 08/01/2037(Callable 08/01/2023)(Insured by BAM)	55,000	19,665
0.000%, 08/01/2038(Callable 08/01/2023)(Insured by BAM)	165,000	55,105
0.000%, 08/01/2048(Callable 08/01/2023)(Insured by BAM)	1,000,000	156,550
0.000%, 08/01/2053(Callable 08/01/2023)(Insured by BAM)	255,000	27,096
		7,751,292	2.8%
Colorado
Adams County Housing Authority,
1.500%, 11/01/2020(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(1)	1,000,000	992,350
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024(Insured by BAM)	200,000	223,782
5.000%, 12/01/2025(Insured by BAM)	315,000	355,112
Colorado Educational & Cultural Facilities Authority:
3.000%, 12/01/2018	125,000	125,314
3.000%, 12/15/2018	75,000	75,187
4.000%, 12/01/2019	275,000	281,707
5.000%, 12/01/2019	380,000	391,039
4.000%, 06/01/2020	100,000	102,625
4.000%, 10/01/2020	125,000	129,373
5.000%, 10/01/2020	415,000	434,592
5.000%, 12/01/2020	300,000	315,240
4.000%, 11/01/2021	50,000	52,437
5.000%, 12/01/2021	80,000	85,566
4.000%, 03/01/2022	45,000	47,255
5.000%, 12/01/2022	200,000	216,926
4.000%, 04/01/2023	130,000	135,881
5.250%, 03/01/2025(Insured by NATL)	540,000	614,644
5.000%, 10/01/2025	160,000	177,928
4.000%, 12/15/2025	800,000	820,488
Colorado Health Facilities Authority:
5.000%, 05/15/2019	250,000	253,873
2.800%, 05/15/2042(Callable 11/15/2022)(Mandatory Tender Date 05/15/2023)(1)	800,000	799,640
Colorado Housing & Finance Authority:
1.850%, 04/01/2020(Mandatory Tender Date 10/01/2019)(1)	1,250,000	1,244,350
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	485,000	504,715
E-470 Public Highway Authority:
0.000%, 09/01/2020(Insured by NATL)	125,000	119,896
0.000%, 09/01/2028(Callable 09/01/2020)(Insured by NATL)	200,000	121,362
2.544%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(2)	400,000	403,368
High Plains Metropolitan District,
4.000%, 12/01/2022(Insured by NATL)	420,000	440,509
Lincoln Park Metropolitan District,
4.000%, 12/01/2023(Insured by AGM)	150,000	159,560

Lyons Regional Library District,
3.000%, 12/01/2020	30,000	30,421
Park 70 Metropolitan District,
5.000%, 12/01/2018	160,000	160,792
Regional Transportation District,
5.000%, 06/01/2025(Pre-refunded to 06/01/2020)	100,000	104,849
SBC Metropolitan District,
4.000%, 12/01/2019(Insured by AGM)	265,000	270,660
Southlands Metropolitan District No. 1:
3.000%, 12/01/2022	275,000	272,335
3.000%, 12/01/2022	100,000	99,031
Sterling Hills West Metropolitan District:
5.000%, 12/01/2018	50,000	50,210
5.000%, 12/01/2019	100,000	102,742
5.000%, 12/01/2020	125,000	130,865
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	25,000	24,953
Vista Ridge Metropolitan District,
4.500%, 12/01/2024(Insured by BAM)	200,000	216,410
		11,087,987	4.0%
Connecticut
City of Hartford CT,
5.000%, 04/01/2020(ETM)(Insured by ST)	200,000	208,022
City of New Haven CT:
5.000%, 08/15/2020(ETM)(Insured by BAM)	2,465,000	2,599,983
5.000%, 08/15/2021(ETM)(Insured by AGM)	480,000	518,693
5.000%, 08/15/2022(ETM)(Insured by AGM)	520,000	574,117
Connecticut Housing Finance Authority:
4.000%, 11/15/2044(Callable 11/15/2023)	70,000	72,095
4.000%, 11/15/2045(Callable 11/15/2027)	50,000	52,430
Connecticut State Health & Educational Facilities Authority:
4.000%, 11/01/2021	100,000	104,844
5.000%, 11/01/2021(Callable 10/29/2018)(Insured by AGM)	50,000	50,120
5.000%, 11/01/2026(Callable 11/01/2022)	445,000	476,457
Southeastern Connecticut Water Authority,
4.000%, 09/01/2022(Callable 10/29/2018)(Insured by ST)	355,000	355,550
State of Connecticut:
4.000%, 11/01/2020	225,000	232,168
5.000%, 11/01/2020	150,000	157,803
5.000%, 10/01/2027(Callable 10/01/2023)	1,000,000	1,098,010
5.000%, 11/01/2028(Callable 11/01/2018)	1,000,000	1,002,540
Town of Hamden CT:
4.000%, 08/15/2021(Insured by BAM)	415,000	430,604
5.000%, 08/15/2021(ETM)	1,080,000	1,165,493
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	25,274
		9,124,203	3.3%
District of Columbia
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021(Mandatory Tender Date 09/01/2020)(1)	150,000	148,518
3.500%, 06/15/2023	185,000	187,910
2.550%, 09/01/2023(Mandatory Tender Date 03/01/2022)(Insured by FHA)(1)	900,000	899,991
		1,236,419	0.5%
Florida
City of Boynton Beach FL,
4.500%, 11/01/2022(Callable 11/01/2021)(Insured by AGM)	130,000	138,137
City of Jacksonville FL,
5.000%, 11/01/2022	65,000	71,133
City of Port St. Lucie FL:
5.000%, 09/01/2021	55,000	58,920
5.250%, 09/01/2022(Insured by NATL)	100,000	110,426
City of Tallahassee FL,
5.000%, 12/01/2019	190,000	195,497
City of Tampa FL,
5.250%, 11/15/2024(Pre-refunded to 05/15/2020)	395,000	415,607
County of Collier FL,
5.000%, 06/01/2020	120,000	125,537
County of Escambia FL,
2.100%, 07/01/2022(Mandatory Tender Date 04/11/2019)(1)	60,000	59,882
County of Miami-Dade FL,
0.000%, 10/01/2023(ETM)(Insured by NATL)	50,000	44,031
Escambia County Health Facilities Authority,
1.700%, 11/15/2029(Optional Put Date 10/01/2018)(Insured by AGC)(1)	1,000,000	1,000,000
Florida Gulf Coast University Financing Corp.,
4.100%, 02/01/2025(Callable 02/01/2020)	100,000	101,591

Florida Higher Educational Facilities Financial Authority,
5.000%, 11/01/2019	195,000	200,690
Florida Housing Finance Corp.:
3.700%, 07/01/2021(Callable 01/01/2021)(Insured by GNMA)	600,000	611,004
4.350%, 01/01/2046(Callable 01/01/2024)	425,000	429,565
4.000%, 07/01/2047(Callable 07/01/2025)(Insured by GNMA)	140,000	144,999
Florida Municipal Loan Council,
0.000%, 04/01/2024(Insured by NATL)	55,000	45,696
Florida Municipal Power Agency:
2.840%, 10/01/2021(Callable 10/03/2018)(Insured by AMBAC)(1)(5)	75,000	75,000
2.840%, 10/01/2021(Insured by AMBAC)(1)(5)	100,000	100,000
5.000%, 10/01/2025(Callable 10/01/2021)	565,000	607,239
Florida State Municipal Loan Council,
3.000%, 10/01/2020(Insured by NATL)	540,000	544,914
Heritage Bay Community Development District:
2.125%, 05/01/2020	125,000	124,245
2.250%, 05/01/2021	125,000	124,037
Highlands County Health Facilities Authority:
1.580%, 11/15/2035(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	400,000	400,000
1.580%, 11/15/2037(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	650,000	650,000
Jacksonville Housing Finance Authority,
1.900%, 01/01/2021(Mandatory Tender Date 01/01/2020)(1)	125,000	124,616
Lee County School Board,
5.000%, 08/01/2023	190,000	212,490
Martin County Health Facilities Authority,
3.750%, 11/15/2020	125,000	128,439
Miami Health Facilities Authority,
5.000%, 07/01/2020	300,000	313,521
Miami-Dade County Educational Facilities Authority:
5.000%, 04/01/2022	150,000	163,430
5.000%, 04/01/2023	150,000	166,329
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2019	100,000	100,705
5.000%, 01/15/2022	385,000	407,915
1.750%, 09/01/2027(Mandatory Tender Date 11/01/2019)(1)	695,000	691,233
Orange County Health Facilities Authority,
6.250%, 10/01/2021(ETM)(Insured by NATL)	140,000	148,540
Orange County Housing Finance Authority:
4.375%, 03/01/2031(Callable 03/01/2021)(Insured by GNMA)	570,000	582,819
4.000%, 09/01/2040(Callable 09/01/2024)(Insured by GNMA)	505,000	521,519
Palm Beach County Health Facilities Authority,
5.000%, 11/15/2022	220,000	240,315
Pinellas County Housing Finance Authority:
4.375%, 09/01/2027(Callable 09/01/2021)(Insured by GNMA)	225,000	230,602
3.500%, 03/01/2046(Callable 09/01/2025)(Insured by GNMA)	555,000	567,843
School Board of Miami-Dade County,
5.000%, 05/01/2031(Mandatory Tender Date 05/01/2024)(1)	100,000	112,169
St. Lucie County School Board,
5.000%, 10/01/2018(Insured by AGM)	50,000	50,000
		11,140,635	4.1%
Georgia
Burke County Development Authority:
1.870%, 10/01/2032(Optional Put Date 10/01/2018)(1)	200,000	200,000
2.200%, 10/01/2032(Mandatory Tender Date 04/02/2019)(1)	50,000	49,931
1.870%, 07/01/2049(Optional Put Date 10/01/2018)(1)	150,000	150,000
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	100,000	99,231
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	70,000	69,462
City of Atlanta GA:
5.000%, 01/01/2023(Callable 01/01/2020)	450,000	464,949
5.000%, 01/01/2024(Callable 01/01/2020)	500,000	516,050
Colquitt County Development Authority,
0.000%, 12/01/2021(ETM)	35,000	32,435
County of Columbia GA,
6.000%, 06/01/2020(Insured by NATL)	215,000	224,436
Forsyth County Hospital Authority,
6.375%, 10/01/2028(ETM)	800,000	958,976
Gainesville & Hall County Hospital Authority,
2.510%, 08/15/2035 (SIFMA Municipal Swap Index + 0.950%)(Callable 08/22/2019)(Mandatory Tender Date 02/18/2020)(2)	1,225,000	1,229,508
Macon-Bibb County Hospital Authority,
5.000%, 08/01/2022(Pre-refunded to 08/01/2019)	50,000	51,224
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	126,572
5.000%, 03/15/2022	155,000	167,101

Monroe County Development Authority:
2.000%, 07/01/2025(Mandatory Tender Date 06/13/2019)(1)	405,000	403,437
2.050%, 07/01/2049(Mandatory Tender Date 11/19/2021)(1)	250,000	243,535
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	250,000	249,938
Private Colleges & Universities Authority:
3.750%, 10/01/2021	25,000	25,693
5.000%, 10/01/2021	75,000	79,756
		5,342,234	2.0%
Idaho
University of Idaho,
5.250%, 04/01/2041(Mandatory Tender Date 04/01/2021)(1)	1,475,000	1,572,970	0.6%

Illinois
Bureau County Township High School District No. 502:
3.000%, 12/01/2021(Insured by BAM)	30,000	30,316
6.625%, 10/01/2043(Pre-refunded to 12/01/2023)(Insured by BAM)	145,000	175,286
Champaign County Community Unit School District No. 116,
5.000%, 01/01/2019(Insured by NATL)	1,100,000	1,107,887
Chicago Board of Education:
5.000%, 12/01/2022(Insured by AGM)	295,000	317,801
5.000%, 12/01/2023(Insured by AGM)	500,000	544,990
Chicago O'Hare International Airport,
5.000%, 01/01/2020	60,000	62,182
Chicago Transit Authority,
5.250%, 12/01/2023(Callable 12/01/2021)	85,000	91,742
City of Berwyn IL,
4.000%, 12/01/2019	125,000	126,946
City of Chicago IL:
5.000%, 01/01/2019	100,000	100,404
5.000%, 11/01/2019	100,000	102,863
5.000%, 01/01/2020	300,000	306,870
5.000%, 01/01/2020	50,000	51,643
5.000%, 11/01/2020	850,000	893,869
5.000%, 01/01/2023(Callable 01/01/2019)(Partially Pre-refunded)	50,000	50,254
5.000%, 01/01/2024(Callable 01/01/2019)(Partially Pre-refunded)	100,000	100,474
5.250%, 01/01/2038(Pre-refunded to 01/01/2022)	380,000	417,118
City of Fairfield IL,
2.000%, 12/01/2018(Insured by MAC)	275,000	274,508
City of Springfield IL:
5.000%, 03/01/2019	100,000	101,153
4.000%, 12/01/2019	95,000	96,864
Cook County Community College District No. 510,
0.000%, 12/01/2019(Insured by AGM)	500,000	486,365
Cook County Community High School District No. 219,
0.000%, 12/01/2020(Insured by NATL)	55,000	51,229
Cook county Illinois School District No. 163,
6.000%, 12/15/2024(Insured by BAM)	795,000	921,230
Cook County School District No. 111,
0.000%, 12/01/2020(ETM)(Insured by AGM)	70,000	66,792
Cook County School District No. 154,
3.500%, 12/01/2024(Insured by BAM)	214,000	217,300
Cook County Township High School District No. 201:
0.000%, 12/01/2020(Insured by AMBAC)	210,000	197,148
0.000%, 12/01/2025(Insured by AGM)	140,000	109,497
County of Cook IL:
4.000%, 11/15/2018	50,000	50,117
5.000%, 11/15/2021(Callable 11/15/2019)	210,000	216,462
County of Jefferson IL,
2.000%, 01/15/2020(Insured by AGM)	100,000	99,898
County of Washington IL,
4.000%, 12/15/2024(Insured by AGM)	250,000	262,888
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	117,363
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2021(Insured by AMBAC)	1,500,000	1,413,525
DuPage County Community High School District No. 100,
2.000%, 12/15/2018	70,000	70,003
DuPage County School District No. 34,
0.000%, 01/01/2020(Insured by NATL)	460,000	445,855
Fulton Peoria & Knox Counties School District No. 265,
0.000%, 12/01/2018(Insured by NATL)	70,000	69,727
Fulton, Mason, Knox, Schuyler, Etc. Counties Community College District No. 534:
3.250%, 12/01/2020(Insured by BAM)	210,000	212,230
4.000%, 12/01/2027(Callable 12/01/2022)(Insured by BAM)	65,000	67,113

Governors State University:
4.000%, 10/01/2020(Callable 10/29/2018)(Insured by AGC)	50,000	50,049
5.000%, 07/01/2021(Insured by BAM)	295,000	310,912
Illinois Development Finance Authority,
0.000%, 01/01/2020(Insured by AGM)	75,000	72,730
Illinois Finance Authority:
4.000%, 10/01/2018	50,000	50,000
5.000%, 10/01/2019	75,000	76,798
4.000%, 11/01/2019	145,000	147,379
5.000%, 02/15/2020	100,000	103,411
5.000%, 10/01/2020	105,000	109,623
5.000%, 01/01/2021	125,000	131,139
4.000%, 09/01/2021	75,000	77,841
5.000%, 11/01/2021	60,000	63,997
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	145,000	154,515
5.000%, 05/15/2022	70,000	74,444
5.000%, 10/01/2022	50,000	53,721
5.000%, 05/15/2023	120,000	132,566
6.000%, 05/01/2028(Pre-refunded to 05/01/2020)	1,500,000	1,592,625
2.830%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(2)	135,000	135,570
1.750%, 07/01/2042(Mandatory Tender Date 05/06/2020)(1)	500,000	494,555
Illinois Health Facilities Authority,
2.905%, 06/01/2019(Insured by NATL)(1)(5)	50,000	49,961
Illinois Housing Development Authority,
2.450%, 06/01/2043(Callable 01/01/2023)(Insured by GNMA)	429,681	403,474
Illinois State University,
5.000%, 04/01/2023(Callable 04/01/2021)(Insured by BAM)	100,000	104,287
Jefferson County Township High School District No. 201,
6.500%, 12/30/2020(Insured by BAM)	195,000	211,288
Joliet Park District:
5.000%, 03/01/2022(Callable 03/01/2021)	170,000	175,057
4.000%, 02/01/2023(Insured by BAM)	150,000	154,874
Lake County Community High School District No. 117,
0.000%, 12/01/2019(Insured by NATL)	235,000	227,569
Lake County Community High School District No. 127,
0.000%, 02/01/2020(Insured by NATL)	150,000	145,561
Lake County Community Unit School District No. 116,
5.000%, 01/15/2025(Callable 01/15/2023)	155,000	170,717
Lake County Elementary School District No. 6,
0.000%, 12/01/2019(Insured by AMBAC)	80,000	76,930
Lake County Forest Preserve District,
2.044%, 12/15/2020 (3 Month LIBOR USD + 0.480%)(2)	855,000	855,316
Lake County School District No. 1,
3.000%, 02/01/2019	85,000	85,257
Marion-Fayette & Clay Counties Community Unit School District No. 401,
5.500%, 12/01/2018	100,000	100,557
McDonough County Community Unit School District No. 185,
3.000%, 12/01/2019	205,000	206,919
Menard Cass & Sangamon Counties Community Unit School District No. 202,
4.000%, 12/01/2022(Insured by AGM)	300,000	314,649
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019(ETM)(Insured by NATL)	25,000	24,642
0.000%, 06/15/2019(Insured by NATL)	130,000	127,254
0.000%, 06/15/2019(ETM)	5,000	4,929
0.000%, 06/15/2019	45,000	44,050
5.650%, 06/15/2022(Insured by NATL)	95,000	103,896
5.500%, 12/15/2023(Insured by NATL)	225,000	244,782
0.000%, 06/15/2024(Insured by NATL)	25,000	20,091
5.700%, 06/15/2025(Pre-refunded to 06/15/2022)(Insured by NATL)	25,000	28,325
5.700%, 06/15/2025(Callable 06/15/2022)(Insured by NATL)	35,000	38,368
5.000%, 12/15/2026(Callable 06/15/2022)(Insured by ST)	175,000	183,909
Monroe & St Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2020(Insured by BAM)	270,000	280,938
Ogle & Winnebago Counties Community Unit School District,
5.000%, 12/01/2021(Insured by BAM)	150,000	161,191
Peoria Public Building Commission:
0.000%, 12/01/2020(Callable 12/01/2019)(Insured by AGC)	300,000	275,196
5.000%, 12/01/2020(Insured by BAM)	185,000	193,919
0.000%, 12/01/2026(Callable 12/01/2019)(Insured by AGC)	250,000	151,225
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030(Callable 03/01/2025)	335,000	345,512
Prospect Heights Park District,
4.000%, 12/01/2020(Insured by BAM)	120,000	123,944
Public Building Commission of Chicago,
5.000%, 03/01/2020(Callable 10/29/2018)(Insured by AMBAC)	100,000	101,723

Regional Transportation Authority,
6.250%, 07/01/2021(Insured by AGM)	600,000	662,382
Rock Island County School District No. 37,
4.000%, 02/01/2019(Insured by BAM)	135,000	135,836
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	205,000	214,565
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025(Callable 12/01/2023)(Insured by AGM)	400,000	418,404
4.000%, 12/01/2026(Callable 12/01/2023)(Insured by AGM)	435,000	453,322
Southern Illinois University,
5.250%, 04/01/2019(Insured by NATL)	1,390,000	1,406,763
Southwestern Illinois Development Authority,
7.125%, 11/01/2030(Pre-refunded to 11/01/2023)	120,000	147,222
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	510,000	465,161
St. Clair County School District No. 119:
5.000%, 04/01/2022(Insured by AGM)	350,000	379,494
5.000%, 04/01/2023(Insured by AGM)	300,000	331,446
0.000%, 04/01/2033(Pre-refunded to 04/01/2019)(Insured by AGC)	675,000	277,749
State of Illinois:
5.000%, 06/01/2019	100,000	101,546
0.000%, 08/01/2019	100,000	97,509
5.000%, 12/01/2019	1,000,000	1,026,260
5.000%, 03/01/2020	105,000	107,972
5.000%, 04/01/2020	40,000	41,192
4.000%, 06/15/2021	35,000	36,085
5.000%, 01/01/2022(Callable 01/01/2020)	105,000	107,405
6.500%, 06/15/2022	325,000	341,783
5.000%, 08/01/2024(Callable 08/01/2022)	100,000	103,874
4.500%, 09/01/2024(Callable 10/29/2018)	175,000	175,122
5.000%, 10/01/2024	500,000	527,520
University of Illinois:
4.000%, 10/01/2019	100,000	101,756
5.000%, 08/15/2020	260,000	272,475
5.000%, 10/01/2021	300,000	320,184
5.000%, 03/15/2022	50,000	53,800
Village of Bolingbrook IL,
0.000%, 01/01/2019(Insured by NATL)	235,000	233,538
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	96,000	95,508
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	150,000	149,902
4.000%, 12/15/2021(Insured by BAM)	250,000	261,388
4.500%, 12/15/2025(Callable 12/15/2022)(Insured by BAM)	60,000	64,114
Village of Hawthorn Woods IL,
3.125%, 12/30/2021	355,000	359,097
Village of Lansing IL,
5.000%, 03/01/2022(Insured by AGM)	340,000	363,956
Village of Lyons IL,
5.000%, 12/01/2025(Callable 12/01/2022)(Insured by BAM)	25,000	27,014
Village of Matteson IL,
8.000%, 12/01/2029(Pre-refunded to 06/01/2022)	350,000	380,334
Village of McCook IL,
5.000%, 12/01/2020(Callable 12/01/2018)	50,000	50,199
Village of Montgomery IL,
2.100%, 03/01/2020(Insured by BAM)	195,000	195,025
Village of Oak Park IL:
5.000%, 11/01/2020	235,000	247,471
4.000%, 11/01/2021	245,000	256,199
Village of Orland Hills IL:
4.000%, 12/01/2022(Insured by BAM)	145,000	149,942
4.000%, 12/01/2023(Insured by BAM)	130,000	134,910
Village of Richton Park IL:
3.000%, 12/01/2018(Insured by BAM)	50,000	50,041
3.000%, 12/01/2019(Insured by BAM)	65,000	65,235
3.000%, 12/01/2020(Insured by BAM)	45,000	45,149
4.000%, 12/01/2021(Insured by BAM)	65,000	66,847
4.000%, 12/01/2022(Insured by BAM)	80,000	82,600
Village of River Grove IL:
3.000%, 12/15/2020(Insured by BAM)	75,000	75,733
3.000%, 12/15/2021(Insured by BAM)	120,000	121,352

Village of Tremont IL:
3.000%, 01/01/2019(Insured by BAM)	60,000	60,107
3.000%, 07/01/2019(Insured by BAM)	50,000	50,268
3.000%, 01/01/2020(Insured by BAM)	70,000	70,554
3.000%, 07/01/2020(Insured by BAM)	95,000	96,196
West Chicago Park District,
4.000%, 12/01/2022(Callable 11/01/2018)	230,000	230,400
Western Illinois University:
4.000%, 04/01/2019(Insured by BAM)	50,000	50,344
5.000%, 04/01/2020(Insured by BAM)	250,000	258,382
White County Community Unit School District No. 5,
4.300%, 12/01/2021(Insured by AGM)	100,000	104,231
Will County Community Consolidated School District No. 70-C:
4.000%, 12/01/2019(Insured by AGM)	155,000	158,167
4.000%, 12/01/2020(Insured by AGM)	130,000	134,609
4.000%, 12/01/2022(Insured by AGM)	270,000	285,584
Will County Community High School District No. 210:
5.000%, 01/01/2021(Callable 01/01/2019)	125,000	125,296
0.000%, 01/01/2022(ETM)(Insured by AGM)	145,000	134,407
0.000%, 01/01/2023(ETM)(Insured by AGM)	335,000	299,309
0.000%, 01/01/2023(Insured by AGM)	160,000	138,827
0.000%, 01/01/2024(ETM)(Insured by AGM)	500,000	433,465
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2021(Insured by NATL)	205,000	188,172
Will County Elementary School District No. 122,
0.000%, 11/01/2021(ETM)(Insured by AGM)	50,000	46,500
Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	200,000	184,644
Will County School District No. 114:
0.000%, 12/01/2019(ETM)(Insured by NATL)	25,000	24,411
0.000%, 12/01/2019(Insured by NATL)	25,000	24,187
Williamson County Community Unit School District No. 5,
0.000%, 01/01/2031(Pre-refunded to 01/01/2019)(Insured by AGC)	500,000	243,360
Winnebago & Boone Counties School District No. 205,
0.000%, 02/01/2022	95,000	86,116
		34,806,014	12.7%
Indiana
Center Grove Community School Corp.:
2.000%, 07/01/2019(Insured by ST)	160,000	159,608
2.000%, 01/01/2020(Insured by ST)	655,000	651,031
City of Goshen IN,
4.100%, 01/01/2021(Callable 10/29/2018)(Insured by AGM)	470,000	470,837
City of Greenwood IN,
4.300%, 10/01/2022(Callable 10/01/2018)	100,000	101,000
City of Lawrence IN:
3.000%, 01/01/2020(Insured by BAM)	175,000	176,430
4.000%, 01/01/2021(Insured by BAM)	200,000	207,088
4.000%, 01/01/2022(Insured by BAM)	400,000	419,228
City of Valparaiso IN,
4.000%, 08/01/2026(Callable 08/01/2023)	375,000	395,884
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)(1)	290,000	288,805
County of Lake IN,
4.000%, 07/15/2021(Insured by AGM)	100,000	104,725
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025(Insured by ST)	525,000	590,483
Hammond Sanitary District,
5.000%, 01/15/2021(Insured by BAM)	445,000	473,542
Indiana Bond Bank:
5.250%, 10/15/2019	80,000	82,427
2.537%, 10/15/2022 (3 Month LIBOR USD + 0.970%)(2)	1,075,000	1,082,697
Indiana Finance Authority:
5.000%, 10/01/2022	175,000	190,708
5.250%, 10/01/2022(Callable 10/01/2021)	800,000	873,320
5.750%, 05/01/2031(Pre-refunded to 05/01/2019)	75,000	76,627
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	305,000	298,427
Indiana Health Facility Financing Authority,
2.866%, 05/01/2020(Insured by AMBAC)(1)(5)	25,000	24,780
Indiana Housing & Community Development Authority,
4.000%, 12/01/2027(Callable 06/01/2021)(Insured by GNMA)	410,000	417,519
Indianapolis Local Public Improvement Bond Bank,
5.000%, 06/01/2020	125,000	130,768
Kankakee Valley Middle School Building Corp.,
5.000%, 07/15/2022(Insured by ST)	215,000	234,131

Michigan City School Building Corp.,
5.000%, 07/15/2023(Insured by ST)	350,000	389,228
Munster School Building Corp.,
4.000%, 07/15/2023(Insured by ST)	160,000	169,866
Town of Rossville IN,
3.500%, 07/01/2023	115,000	117,652
Vinton-Tecumseh School Building Corp.:
4.000%, 01/15/2020(Insured by ST)	275,000	281,306
4.000%, 07/15/2020(Insured by ST)	255,000	262,943
4.000%, 01/15/2021(Insured by ST)	265,000	275,632
4.000%, 07/15/2021(Insured by ST)	220,000	230,456
4.000%, 07/15/2022(Insured by ST)	385,000	408,015
5.000%, 01/15/2023(Insured by ST)	145,000	160,450
Westfield High School Building Corp.,
5.000%, 01/15/2024(Insured by ST)	200,000	222,084
		9,967,697	3.6%
Iowa
Bondurant-Farrar Community School District,
3.000%, 06/01/2023(Insured by MAC)	110,000	112,064
City of Cedar Rapids IA,
2.625%, 08/15/2029(Insured by AMBAC)(1)(5)	770,000	753,245
City of Coralville IA,
4.000%, 06/01/2019	100,000	100,393
Iowa Finance Authority:
3.500%, 07/01/2046(Callable 01/01/2026)(Insured by GNMA)	225,000	230,618
1.860%, 07/01/2047 (SIFMA Municipal Swap Index + 0.300%)(Callable 11/02/2020)(Mandatory Tender Date 05/03/2021)(Insured by GNMA)(2)	1,000,000	1,001,690
4.000%, 07/01/2047(Callable 07/01/2027)(Insured by GNMA)	1,000,000	1,050,440
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 10/29/2018)	1,115,000	1,114,297
Iowa Western Community College,
3.000%, 06/01/2021	500,000	509,375
		4,872,122	1.8%
Kansas
City of Hutchinson KS,
4.000%, 12/01/2018	200,000	200,280
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	685,000	677,924
Kansas Development Finance Authority,
5.250%, 11/01/2028(Pre-refunded to 11/01/2018)(Insured by AGM)	50,000	50,139
Kansas Municipal Energy Agency,
5.000%, 04/01/2022(Insured by BAM)	515,000	563,101
State of Kansas Department of Transportation,
1.816%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	205,000	205,324
		1,696,768	0.6%
Kentucky
City of Owensboro KY,
0.000%, 01/01/2020(Insured by AMBAC)	25,000	24,207
County of Carroll KY,
1.050%, 09/01/2042(Mandatory Tender Date 09/01/2019)(1)	250,000	247,300
Kentucky Economic Development Finance Authority:
6.000%, 06/01/2030(Pre-refunded to 06/01/2020)	190,000	201,983
6.375%, 06/01/2040(Pre-refunded to 06/01/2020)	330,000	352,826
6.500%, 03/01/2045(Pre-refunded to 06/01/2020)	950,000	1,017,640
Kentucky Housing Corp.,
2.000%, 09/01/2021(Mandatory Tender Date 09/01/2020)(1)	150,000	149,244
Kentucky Infrastructure Authority,
5.000%, 02/01/2022	500,000	546,055
Kentucky Public Energy Authority,
4.000%, 04/01/2048(Callable 01/02/2024)(Mandatory Tender Date 04/01/2024)(1)	610,000	639,756
Kentucky Rural Water Finance Corp.,
2.250%, 03/01/2020(Callable 09/01/2019)	250,000	249,927
Louisville/Jefferson County Metropolitan Government:
1.250%, 06/01/2033(Mandatory Tender Date 06/03/2019)(1)	1,000,000	993,520
1.500%, 10/01/2033(Mandatory Tender Date 04/01/2019)(1)	150,000	149,462
		4,571,920	1.7%
Louisiana
Calcasieu Parish Fire Protection District No. 1:
3.000%, 03/01/2020(Insured by BAM)	110,000	111,309
3.500%, 03/01/2022(Insured by BAM)	145,000	149,570
4.000%, 03/01/2024(Insured by BAM)	155,000	164,441
Calcasieu Parish School Board,
5.000%, 02/01/2025(Callable 02/01/2022)	115,000	123,900
City of Shreveport LA,
5.000%, 08/01/2023(Insured by BAM)	150,000	168,046

Louisiana Local Government Environmental Facilities & Community Development Authority:
5.500%, 10/01/2025(Pre-refunded to 10/01/2020)	50,000	53,298
5.625%, 10/01/2030(Pre-refunded to 10/01/2020)	80,000	85,471
5.750%, 09/01/2035(Pre-refunded to 09/01/2023)	75,000	86,805
5.875%, 10/01/2040(Pre-refunded to 10/01/2020)	780,000	837,135
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	125,000	134,461
6.000%, 10/01/2044(Pre-refunded to 10/01/2020)	315,000	338,843
Louisiana Public Facilities Authority:
0.000%, 10/01/2018	235,000	235,000
0.000%, 02/01/2020(ETM)	200,000	194,466
5.000%, 10/01/2023	255,000	279,123
New Orleans Aviation Board,
5.000%, 10/01/2025(Insured by AGM)(6)	50,000	56,669
Regional Transit Authority,
0.000%, 12/01/2021(Insured by NATL)	120,000	101,722
State of Louisiana,
5.000%, 05/01/2024(Pre-refunded to 05/01/2022)	310,000	340,960
		3,461,219	1.3%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	40,000	40,858
4.000%, 11/15/2045(Callable 11/15/2025)	530,000	548,603
		589,461	0.2%
Maryland
Maryland Community Development Administration,
3.750%, 09/01/2019	30,000	30,429
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027(ETM)(Insured by AMBAC)	1,875,000	2,120,888
Montgomery County Housing Opportunites Commission,
4.000%, 07/01/2048(Callable 07/01/2026)	465,000	484,344
		2,635,661	1.0%
Massachusetts
Eaton Vance Municipal Bond Fund II,
2.610%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 10/29/2018)(2)(3)	25,000	24,998
Massachusetts Development Finance Agency,
5.000%, 07/01/2025	240,000	269,268
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	155,000	160,332
4.000%, 12/01/2048(Callable 06/01/2027)(Insured by GNMA)	1,000,000	1,048,100
4.000%, 12/01/2048(Callable 06/01/2027)(Insured by GNMA)	700,000	730,933
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 10/29/2018)(Insured by AGC)	250,000	250,355
		2,483,986	0.9%
Michigan
Battle Creek Tax Increment Finance Authority,
4.300%, 12/01/2028(Callable 12/01/2018)	500,000	501,865
Carman-Ainsworth Community School District,
5.000%, 05/01/2019(Insured by BAM)	200,000	203,408
City of Detroit MI:
5.000%, 07/01/2020	265,000	278,014
7.000%, 07/01/2027(Callable 07/01/2019)(Insured by AGM)	50,000	51,847
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	56,112
City of Saginaw MI,
4.000%, 07/01/2020(Insured by AGM)	25,000	25,862
Davison Community Schools,
3.000%, 05/01/2022	190,000	191,672
Ecorse Public School District,
4.000%, 05/01/2022(Insured by Q-SBLF)	830,000	872,662
Essexville-Hampton Public Schools,
4.000%, 05/01/2022(Insured by Q-SBLF)	325,000	343,421
Fruitport Community Schools:
4.000%, 05/01/2020(Insured by Q-SBLF)	65,000	66,858
4.000%, 05/01/2021(Insured by Q-SBLF)	100,000	104,516
4.000%, 05/01/2023(Insured by Q-SBLF)	135,000	144,315
Jenison Public Schools,
3.500%, 05/01/2021(Callable 05/01/2020)	250,000	254,392
Karegnondi Water Authority:
4.000%, 11/01/2019	200,000	204,080
5.000%, 11/01/2020	100,000	105,411

Michigan Finance Authority:
3.400%, 10/01/2020	100,000	100,886
5.000%, 07/01/2025(Callable 07/01/2024)(Insured by AGM)	475,000	533,050
4.000%, 05/01/2026	60,000	63,872
2.266%, 10/15/2038 (1 Month LIBOR USD + 0.750%)(Callable 04/15/2020)(Mandatory Tender Date 10/15/2020)(2)	350,000	352,261
2.034%, 12/01/2039 (1 Month LIBOR USD + 0.540%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(2)	100,000	100,288
1.100%, 11/15/2046(Mandatory Tender Date 08/15/2019)(1)	100,000	99,202
Michigan State Hospital Finance Authority:
1.625%, 11/01/2027(Mandatory Tender Date 11/01/2019)(1)	145,000	144,329
1.900%, 11/15/2047(Mandatory Tender Date 04/01/2021)(1)	290,000	286,366
Michigan State Housing Development Authority,
4.000%, 06/01/2046(Callable 12/01/2024)	1,175,000	1,211,272
Michigan Strategic Fund,
1.670%, 12/01/2033(Optional Put Date 10/01/2018)(1)	450,000	450,000
Pinckney Community Schools,
5.000%, 05/01/2021(Insured by Q-SBLF)	100,000	107,037
Public Schools of South Haven,
4.000%, 05/01/2020(Insured by AGM)	50,000	51,484
Royal Oak Hospital Finance Authority,
5.000%, 09/01/2019	50,000	51,328
South Lake Schools:
4.000%, 11/01/2021(Insured by Q-SBLF)	425,000	443,526
4.000%, 05/01/2022(Insured by Q-SBLF)	290,000	303,488
Wayne County Airport Authority,
5.000%, 12/01/2018	300,000	301,548
Western Michigan University,
5.000%, 11/15/2025(Callable 11/15/2021)	75,000	81,155
White Cloud Public Schools,
4.000%, 05/01/2019(Insured by Q-SBLF)	30,000	30,325
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	51,406
		8,167,258	3.0%
Minnesota
City of Maple Grove MN,
4.000%, 05/01/2022	600,000	629,580
City of Marshall MN,
2.000%, 07/01/2019	160,000	159,674
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority:
2.895%, 08/01/2027(Insured by NATL)(1)(5)	25,000	25,000
2.896%, 08/01/2028(Insured by NATL)(1)(5)	175,000	173,738
City of Minneapolis MN/St. Paul Metropolitan Airports Commission:
5.000%, 01/01/2022	1,000,000	1,089,220
5.000%, 01/01/2025	125,000	143,511
City of Plato MN,
4.000%, 04/01/2022	265,000	275,974
City of Rochester MN,
1.700%, 12/01/2020(Mandatory Tender Date 12/01/2019)(1)	150,000	149,279
County of Kanabec MN,
2.750%, 12/01/2019(Callable 12/01/2018)	400,000	399,128
Housing & Redevelopment Authority of The City of St Paul Minnesota,
2.200%, 09/01/2021(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020)(1)	750,000	749,993
Jordan Independent School District No. 717,
5.000%, 02/01/2035(Callable 02/01/2023)(Insured by SD CRED PROG)	1,000,000	1,102,840
Minnesota Higher Education Facilities Authority,
5.000%, 04/01/2023	100,000	111,337
Minnesota Housing Finance Agency:
2.900%, 01/01/2025(Insured by GNMA)	65,000	65,146
4.000%, 01/01/2038(Callable 01/01/2024)	1,105,000	1,141,531
4.000%, 01/01/2047(Callable 01/01/2026)(Insured by GNMA)	415,000	429,330
4.000%, 07/01/2047(Callable 01/01/2027)(Insured by GNMA)	700,000	727,006
Plymouth Intermediate District No. 287:
4.000%, 05/01/2020	25,000	25,675
5.000%, 05/01/2022	105,000	113,299
Prior Lake-Savage Independent School District No. 719,
0.000%, 02/01/2022(Insured by SD CRED PROG)	655,000	611,580
University of Minnesota,
5.500%, 07/01/2021(ETM)	310,000	327,651
		8,450,492	3.1%
Mississippi
Marshall County School District,
3.500%, 02/01/2019	600,000	602,058
Mississippi Business Finance Corp.,
1.950%, 05/01/2037(Optional Put Date 11/01/2018)(1)	878,000	877,912

Mississippi Development Bank:
3.000%, 07/01/2021(Insured by ST)	730,000	725,788
5.000%, 03/01/2024(Insured by AGM)	50,000	55,569
Mississippi Home Corp.,
3.050%, 06/01/2019(Insured by GNMA)	135,000	135,838
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019(Callable 12/01/2018)	150,000	149,360
State of Mississippi,
1.746%, 09/01/2027 (1 Month LIBOR USD + 0.330%)(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020)(2)	320,000	320,362
		2,866,887	1.0%
Missouri
City of St. Louis MO,
5.000%, 07/01/2023(Insured by AGM)	415,000	465,900
Industrial Development Authority of the City of St. Louis MO,
3.875%, 11/15/2029(Callable 11/15/2026)	500,000	502,930
Kirkwood Industrial Development Authority,
8.000%, 05/15/2021(Pre-refunded to 05/15/2020)	420,000	449,984
Missouri Association of Rural Education,
3.000%, 04/15/2022(Callable 10/29/2018)	300,000	300,021
Missouri Housing Development Commission,
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	675,000	706,198
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	435,000	434,983
St. Charles County School District No. R-IV,
0.000%, 03/01/2027(Pre-refunded to 03/01/2019)(Insured by ST)	95,000	58,349
State of Missouri Environmental Improvement & Energy Resources Authority,
2.608%, 12/01/2022(Insured by NATL)(1)(5)	275,000	275,000
State of Missouri Health & Educational Facilities Authority:
4.000%, 02/01/2019	260,000	261,532
2.905%, 06/01/2020(Insured by AMBAC)(1)(5)	50,000	49,785
5.000%, 02/01/2022	215,000	230,076
5.000%, 05/15/2022	80,000	87,138
5.125%, 11/15/2023(Pre-refunded to 11/15/2018)	420,000	421,642
0.000%, 06/01/2036(1)	75,000	81,470
		4,325,008	1.6%
Montana
Montana Board of Housing:
4.000%, 12/01/2043(Callable 12/01/2027)	1,110,000	1,161,815
4.000%, 06/01/2049(Callable 12/01/2027)(Insured by FHA)	1,275,000	1,335,677
Montana Facility Finance Authority,
5.000%, 07/01/2025	110,000	126,605
		2,624,097	1.0%
Nebraska
Central Plains Energy Project,
5.000%, 09/01/2042(Callable 09/01/2022)	810,000	875,294
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	50,831
Gering School District:
5.000%, 12/01/2026(Callable 05/30/2022)	115,000	125,121
5.000%, 12/01/2027(Callable 05/30/2022)	100,000	108,728
		1,159,974	0.4%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	95,000	94,997
Clark County School District,
5.000%, 06/15/2019	125,000	127,600
Las Vegas Redevelopment Agency,
5.000%, 06/15/2023	250,000	275,573
Nevada Housing Division,
4.400%, 04/01/2029(Callable 10/01/2021)(Insured by GNMA)	100,000	102,314
		600,484	0.2%
New Jersey
Cape May County Industrial Pollution Control Financing Authority,
6.800%, 03/01/2021(Insured by NATL)	85,000	92,527
City of Atlantic City NJ,
5.000%, 03/01/2022(Insured by BAM)	100,000	107,518
City of Bayonne NJ,
5.000%, 07/15/2022(Insured by AGM)	475,000	519,246
City of Trenton NJ:
4.000%, 07/15/2022(Insured by AGM)	500,000	528,590
4.000%, 07/15/2023(Insured by AGM)	200,000	213,540

New Jersey Economic Development Authority:
5.250%, 09/01/2019	250,000	256,558
5.000%, 03/01/2020	135,000	139,887
0.000%, 01/01/2021(Insured by AMBAC)	100,000	94,089
5.000%, 07/15/2021	100,000	105,358
5.000%, 07/15/2022	240,000	256,251
0.000%, 07/01/2024(ETM)(Insured by NATL)	115,000	98,127
5.250%, 09/01/2025(Callable 03/01/2021)	105,000	110,359
3.125%, 07/01/2029(Callable 07/01/2027)	315,000	304,485
New Jersey Educational Facilities Authority,
5.000%, 07/01/2022	150,000	163,272
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019(ETM)	105,000	106,516
4.250%, 11/15/2021(Callable 11/15/2020)	70,000	72,984
5.250%, 07/01/2024(Pre-refunded to 07/01/2019)	75,000	76,831
5.000%, 07/01/2025(Insured by AGM)	50,000	56,423
New Jersey Higher Education Student Assistance Authority,
5.250%, 06/01/2020(Callable 06/01/2019)	100,000	101,963
New Jersey Housing & Mortgage Finance Agency:
1.350%, 02/01/2020(Mandatory Tender Date 02/01/2019)(1)	100,000	99,756
2.020%, 08/01/2021(Mandatory Tender Date 08/01/2020)(1)	350,000	348,309
4.500%, 10/01/2048(Callable 10/01/2027)	1,000,000	1,065,840
New Jersey Sports & Exposition Authority,
4.500%, 09/01/2022(Callable 10/29/2018)(Insured by ST)	300,000	300,468
New Jersey Transportation Trust Fund Authority:
5.000%, 06/15/2019	100,000	101,946
5.250%, 12/15/2019	35,000	36,191
5.000%, 06/15/2024	750,000	826,403
5.375%, 12/15/2025(Callable 12/15/2018)	100,000	100,690
0.000%, 12/15/2038	75,000	75,597
North Hudson Sewerage Authority,
0.000%, 08/01/2021(ETM)(Insured by NATL)	60,000	56,255
Town of West New York NJ,
4.000%, 04/15/2019(Insured by MAC)	200,000	202,196
		6,618,175	2.4%
New Mexico
Montecito Estates Public Improvement District,
2.000%, 10/01/2018(Insured by BAM)	100,000	100,000
New Mexico Educational Assistance Foundation,
4.000%, 09/01/2020	100,000	103,602
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	325,000	336,170
New Mexico Mortgage Finance Authority:
5.300%, 09/01/2040(Callable 09/01/2019)(Insured by GNMA)	30,000	30,977
3.500%, 03/01/2045(Callable 03/01/2026)	35,000	35,831
3.750%, 09/01/2048(Callable 03/01/2027)(Insured by GNMA)	325,000	336,521
New Mexico Municipal Energy Acquisition Authority,
2.166%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(2)	1,360,000	1,361,102
		2,304,203	0.8%
New York
Brooklyn Arena Local Development Corp.,
5.000%, 07/15/2020	100,000	104,659
City of Long Beach NY,
4.000%, 08/15/2025(Callable 08/15/2022)(Insured by BAM)	75,000	78,558
City of New York NY,
5.000%, 08/01/2022	160,000	176,181
City of Yonkers NY,
5.000%, 03/15/2024(Callable 03/15/2021)(Insured by AGM)	50,000	53,672
County of Rockland NY,
5.000%, 03/01/2023(Insured by AGM)	415,000	463,061
Housing Development Corp.,
2.000%, 11/01/2057(Callable 08/01/2020)(Mandatory Tender Date 12/31/2021)(1)	100,000	99,158
Metropolitan Transportation Authority:
2.140%, 11/01/2031 (SIFMA Municipal Swap Index + 0.580%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(2)	600,000	601,122
2.138%, 11/01/2032 (1 Month LIBOR USD + 0.680%)(Mandatory Tender Date 04/06/2021)(Insured by AGM)(2)	100,000	100,597
2.010%, 11/01/2034 (SIFMA Municipal Swap Index + 0.450%)(Callable 05/01/2019)(Mandatory Tender Date 11/01/2019)(2)	50,000	50,058
4.000%, 11/15/2034(Callable 08/15/2019)(Mandatory Tender Date 11/15/2019)(1)	540,000	548,688
Monroe County Industrial Development Corp.:
5.000%, 10/01/2018	135,000	135,000
5.000%, 10/01/2019	145,000	148,969
5.000%, 10/01/2020	100,000	105,061
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	1,000,000	1,026,620
New York City Transitional Finance Authority,
5.000%, 11/01/2018	50,000	50,127

New York City Water & Sewer System,
1.620%, 06/15/2050(Optional Put Date 10/01/2018)(1)	1,230,000	1,230,000
New York State Dormitory Authority:
4.000%, 12/01/2018	200,000	200,446
5.250%, 05/15/2021	100,000	106,441
5.000%, 12/15/2021	45,000	49,020
New York State Housing Finance Agency,
1.250%, 11/01/2018(Insured by GNMA)	15,000	14,988
State of New York Mortgage Agency:
3.500%, 10/01/2043(Callable 04/01/2023)	315,000	321,593
4.000%, 10/01/2046(Callable 04/01/2025)	475,000	492,874
Town of Oyster Bay NY,
3.000%, 03/01/2020(Insured by AGM)	200,000	201,740
Triborough Bridge & Tunnel Authority:
1.916%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021)(2)	525,000	525,856
2.001%, 01/01/2031 (1 Month LIBOR USD + 0.580%)(Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(2)	820,000	820,205
1.766%, 01/01/2033 (1 Month LIBOR USD + 0.350%)(Callable 06/03/2019)(Mandatory Tender Date 12/03/2019)(2)	30,000	30,041
Utility Debt Securitization Authority,
5.000%, 12/15/2025(Callable 12/15/2023)	210,000	236,878
Yonkers Industrial Development Agency,
5.000%, 06/01/2019(ETM)	275,000	280,536
		8,252,149	3.0%
North Carolina
Durham Housing Authority,
1.800%, 01/01/2021(Mandatory Tender Date 01/01/2020)(1)	110,000	109,095
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022(Insured by AGC)	100,000	108,698
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(ETM)	610,000	648,473
5.000%, 01/01/2021(ETM)	710,000	756,398
6.000%, 01/01/2022(ETM)	1,285,000	1,441,038
North Carolina Housing Finance Agency,
4.000%, 07/01/2048(Callable 07/01/2027)(Insured by GNMA)	425,000	445,770
North Carolina Medical Care Commission:
5.000%, 11/01/2018	25,000	25,067
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	120,000	129,533
North Carolina Municipal Power Agency,
5.000%, 01/01/2020(ETM)	1,000,000	1,020,680
State of North Carolina:
5.000%, 03/01/2020	300,000	311,880
5.000%, 05/01/2024(Callable 05/01/2023)	1,250,000	1,397,062
Wilmington Housing Authority,
1.500%, 10/01/2020(Mandatory Tender Date 10/01/2019)(1)	500,000	496,715
		6,890,409	2.5%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 10/29/2018)	525,000	512,306
City of West Fargo ND,
5.000%, 05/01/2022	200,000	217,808
County of Burleigh ND:
4.000%, 11/01/2029(Callable 11/01/2022)(Insured by AGM)	400,000	415,716
4.500%, 07/01/2032(Pre-refunded to 07/01/2022)	325,000	350,399
County of Ward ND,
4.000%, 04/01/2024(Callable 04/01/2023)(Insured by AGM)	500,000	525,190
Jamestown Park District,
2.900%, 07/01/2035(Callable 10/15/2018)	930,000	911,307
North Dakota Housing Finance Agency,
4.000%, 07/01/2048(Callable 01/01/2027)	265,000	277,065
		3,209,791	1.2%
Ohio
Adams County/Ohio Valley Local School District,
4.000%, 12/01/2020	750,000	771,135
American Municipal Power, Inc.,
2.250%, 02/15/2048(Callable 02/15/2021)(Mandatory Tender Date 08/15/2021)(1)	250,000	247,182
City of Bowling Green OH:
4.500%, 06/01/2019(ETM)	35,000	35,578
5.000%, 06/01/2020(ETM)	100,000	104,849
City of Hamilton OH,
4.000%, 10/15/2023(Pre-refunded to 10/15/2019)(Insured by AGC)	25,000	25,515
County of Holmes OH,
3.000%, 12/01/2022(Callable 12/01/2018)(Insured by AGM)	250,000	250,370
County of Licking OH,
3.000%, 05/09/2019	600,000	603,078

County of Lorain OH:
2.000%, 12/01/2018	205,000	205,018
4.000%, 12/01/2020	140,000	145,414
County of Richland OH,
3.250%, 02/01/2019	150,000	150,566
County of Trumbull OH,
3.125%, 08/29/2019	575,000	579,502
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	140,000	158,157
Groveport-Madison Local School District,
4.000%, 12/01/2024(Callable 12/01/2022)(Insured by BAM)	50,000	52,462
Lancaster Port Authority,
2.036%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(2)	70,000	70,021
Ohio Higher Educational Facility Commission,
5.000%, 12/01/2020	35,000	37,105
Ohio Housing Finance Agency,
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	190,000	197,682
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024	1,185,000	1,333,978
Oregon City School District,
0.000%, 12/01/2021	245,000	226,904
Shawnee State University,
2.000%, 06/01/2019(Insured by BAM)	250,000	249,580
State of Ohio,
5.000%, 04/01/2029(Callable 04/01/2023)	25,000	27,857
Summit County Development Finance Authority,
2.000%, 11/15/2019	30,000	29,897
Village of Bratenahl OH,
3.000%, 08/14/2019	600,000	603,174
Wauseon Exempted Village School District,
0.000%, 12/01/2021(Insured by SD CRED PROG)	400,000	370,804
		6,475,828	2.4%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028(Callable 10/01/2026)	325,000	319,998
Cleveland County Justice Authority,
4.000%, 03/01/2020(Callable 03/01/2019)	125,000	125,950
Logan County Independent School District,
4.000%, 08/01/2020	25,000	25,802
Oklahoma Housing Finance Agency,
2.050%, 04/01/2021(Mandatory Tender Date 04/01/2020)(1)	725,000	723,303
Oklahoma Municipal Power Authority,
1.950%, 01/01/2023 (SIFMA Municipal Swap Index + 0.390%)(2)	300,000	300,006
Oklahoma Water Resources Board,
5.000%, 04/01/2023	750,000	839,453
Texas County Development Authority,
4.000%, 12/01/2023	675,000	718,018
Tulsa Industrial Authority,
3.000%, 10/01/2018	80,000	80,000
		3,132,530	1.1%
Oregon
Oregon State Facilities Authority:
4.750%, 03/15/2024(Callable 03/15/2020)	15,000	15,513
6.375%, 09/01/2040(Pre-refunded to 09/01/2020)	750,000	809,085
Port of Morrow OR,
4.000%, 06/01/2026(Callable 06/01/2019)	220,000	221,298
State of Oregon,
4.000%, 12/01/2048(Callable 12/01/2026)	995,000	1,040,561
State of Oregon Housing & Community Services Department:
3.500%, 07/01/2036(Callable 01/01/2025)	160,000	163,274
4.500%, 01/01/2049(Callable 07/01/2027)	1,480,000	1,582,771
4.500%, 07/01/2049(Callable 07/01/2027)	450,000	482,432
		4,314,934	1.6%
Pennsylvania
Allegheny County Higher Education Building Authority,
4.000%, 10/15/2018	365,000	365,186
Allegheny County Hospital Development Authority,
4.125%, 10/15/2026(Callable 10/15/2021)	55,000	57,090
Bethlehem Area School District,
2.041%, 07/01/2031 (1 Month LIBOR USD + 0.480%)(Callable 11/02/2020)(Mandatory Tender Date 11/01/2021)(Insured by ST)(2)	500,000	499,125
Bethlehem Parking Authority,
2.000%, 10/01/2018(Insured by BAM)	100,000	100,000
Centennial School District Bucks County,
5.000%, 12/15/2022(Insured by ST)	50,000	55,377

Central Bucks School District,
4.000%, 05/15/2022(Pre-refunded to 05/15/2021)(Insured by ST)	50,000	52,317
Chester County Health & Education Facilities Authority:
5.000%, 11/01/2019	225,000	233,136
5.000%, 05/15/2031(Pre-refunded to 05/15/2020)	30,000	31,446
5.000%, 05/15/2040(Pre-refunded to 05/15/2020)	60,000	62,892
City of Erie PA,
0.000%, 11/15/2018(ETM)(Insured by AGM)	60,000	59,865
Coatesville School District,
5.000%, 08/01/2023(Insured by AGM)	150,000	164,736
Commonwealth Financing Authority:
5.000%, 06/01/2022	250,000	270,195
5.000%, 06/01/2023	225,000	247,734
Commonwealth of Pennsylvania,
3.750%, 10/01/2021(Callable 10/01/2019)	175,000	177,228
County of Allegheny PA,
2.120%, 11/01/2026 (3 Month LIBOR USD + 0.550%)(Callable 10/29/2018)(Insured by AGM)(2)	170,000	169,141
Crawford Central School District,
5.000%, 02/01/2019(Callable 10/29/2018)(Insured by ST)	100,000	100,745
Delaware County Authority:
3.000%, 06/01/2019	170,000	170,530
4.000%, 06/01/2020	390,000	398,249
East Allegheny School District,
0.000%, 11/15/2021(Insured by AGM)	480,000	440,664
Erie City Water Authority,
4.000%, 12/01/2025(Callable 12/01/2022)(Insured by AGM)	365,000	383,411
Erie Parking Authority,
2.000%, 09/01/2019(Insured by BAM)	105,000	104,717
Geisinger Authority,
1.540%, 10/01/2043(Optional Put Date 10/01/2018)(1)	150,000	150,000
Hollidaysburg Sewer Authority:
2.000%, 12/01/2018(Insured by BAM)	50,000	49,998
2.000%, 12/01/2019(Insured by BAM)	105,000	104,843
Lancaster Higher Education Authority,
5.000%, 10/01/2022(Insured by BAM)	35,000	38,323
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	48,286
Northampton County General Purpose Authority,
2.520%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 02/15/2023)(Mandatory Tender Date 08/15/2024)(2)	75,000	75,110
Pennsylvania Economic Development Financing Authority,
5.000%, 03/01/2019	130,000	131,526
Pennsylvania Higher Educational Facilities Authority:
5.000%, 08/15/2024(Pre-refunded to 08/15/2021)	185,000	200,183
2.850%, 05/01/2034(Mandatory Tender Date 05/01/2021)(1)	500,000	499,625
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042(Callable 10/01/2021)	165,000	160,390
4.000%, 10/01/2046(Callable 04/01/2026)	220,000	229,229
Pennsylvania Turnpike Commission:
2.440%, 12/01/2020 (SIFMA Municipal Swap Index + 0.880%)(Callable 06/01/2020)(2)	225,000	226,962
2.540%, 12/01/2021 (SIFMA Municipal Swap Index + 0.980%)(Callable 06/01/2021)(2)	855,000	867,201
5.000%, 12/01/2022	50,000	54,850
5.450%, 12/01/2035(Pre-refunded to 12/01/2020)(Insured by AGM)	40,000	42,898
Pittsburgh Water & Sewer Authority,
2.140%, 09/01/2040 (1 Month LIBOR USD + 0.640%)(Callable 06/01/2020)(Mandatory Tender Date 12/01/2020)(Insured by AGM)(2)	50,000	50,040
School District of Philadelphia:
5.000%, 09/01/2019(Insured by ST)	500,000	512,040
5.000%, 06/01/2024	270,000	294,243
School District of Reading,
5.000%, 03/01/2024(Insured by AGM)	100,000	111,350
Scranton School District:
5.000%, 06/01/2019(Insured by ST)	100,000	101,546
2.287%, 04/01/2031 (1 Month LIBOR USD + 0.850%)(Callable 10/01/2020)(Mandatory Tender Date 04/01/2021)(Insured by ST)(2)	290,000	290,600
Somerset County General Authority,
2.000%, 10/01/2019(Insured by BAM)	155,000	154,907
Urban Redevelopment Authority of Pittsburgh,
2.250%, 12/01/2020(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020)(1)	575,000	573,873
Washington County Industrial Development Authority/PA,
4.000%, 11/01/2020(Pre-refunded to 05/01/2020)	80,000	82,526
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	200,000	206,822
Wilkinsburg School District,
3.000%, 05/15/2020(Insured by AGM)	110,000	111,619
		9,512,774	3.5%

Puerto Rico
Commonwealth of Puerto Rico,
0.000%, 07/01/2019(Insured by NATL)	50,000	48,571
Puerto Rico Highway & Transportation Authority,
4.600%, 07/01/2022(ETM)(Insured by NATL)	25,000	27,118
Puerto Rico Public Finance Corp.:
5.375%, 06/01/2019(Insured by AMBAC)	340,000	347,681
5.125%, 06/01/2024(Insured by AMBAC)	150,000	163,027
6.000%, 08/01/2026(ETM)(Insured by AGC)	325,000	398,684
		985,081	0.4%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	395,000	408,465
Rhode Island Health & Educational Building Corp.:
5.000%, 05/15/2024(Insured by BAM)	500,000	560,405
1.610%, 06/01/2035(Optional Put Date 10/01/2018)(1)	400,000	400,000
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046(Callable 04/01/2025)	55,000	56,074
		1,424,944	0.5%
South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2020	100,000	105,482
Patriots Energy Group Financing Agency,
4.000%, 10/01/2048(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024)(1)	665,000	701,542
Scago Educational Facilities Corp. for Marro School District,
4.250%, 12/01/2029(Callable 12/01/2020)(Insured by AGM)	100,000	102,512
South Carolina Jobs-Economic Development Authority:
5.125%, 08/01/2020(Pre-refunded to 08/01/2019)	500,000	512,960
5.250%, 08/01/2030(Pre-refunded to 08/01/2023)	50,000	56,755
6.000%, 08/01/2031(Pre-refunded to 08/01/2021)(Insured by AGM)	50,000	55,271
6.500%, 08/01/2039(Pre-refunded to 08/01/2021)(Insured by AGM)	1,545,000	1,728,994
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036(Callable 07/01/2025)(Insured by GNMA)	275,000	284,916
4.500%, 07/01/2048(Callable 07/01/2027)	550,000	588,302
		4,136,734	1.5%
Tennessee
Clarksville Natural Gas Acquisition Corp.,
5.000%, 12/15/2020	75,000	79,024
Knox County Health Educational & Housing Facility Board,
4.000%, 04/01/2019	270,000	271,990
Montgomery County Health Educational & Housing Facilities Board,
1.750%, 12/01/2020(Mandatory Tender Date 12/01/2019)(Insured by HUD)(1)	380,000	378,260
Nashville & Davidson County Metropolitan Government:
2.050%, 04/01/2021(Mandatory Tender Date 04/01/2020)(1)	150,000	150,000
2.100%, 04/01/2021(Mandatory Tender Date 10/01/2020)(1)	250,000	249,707
2.000%, 01/01/2022(Mandatory Tender Date 01/01/2021)(1)	2,000,000	1,990,820
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)(1)	860,000	846,412
Tennessee Energy Acquisition Corp.,
4.000%, 05/01/2048(Callable 02/01/2023)(Mandatory Tender Date 05/01/2023)(1)	555,000	581,002
Tennessee Housing Development Agency:
4.000%, 01/01/2043(Callable 07/01/2027)	915,000	959,789
3.800%, 07/01/2043(Callable 01/01/2022)	180,000	183,717
4.000%, 01/01/2046(Callable 01/01/2025)	55,000	56,992
		5,747,713	2.1%
Texas
Arlington Higher Education Finance Corp.,
5.000%, 08/15/2024(PSF Guaranteed)	535,000	602,287
Bexar County Health Facilities Development Corp.,
4.000%, 07/15/2019	75,000	75,938
Carrollton-Farmers Branch Independent School District,
5.000%, 02/15/2020(PSF Guaranteed)	125,000	130,037
City of Bullard TX,
3.000%, 09/01/2020(Insured by BAM)	135,000	136,783
City of Houston TX,
2.840%, 09/01/2033(Insured by AMBAC)(1)(5)	600,000	557,370
City of Mission TX,
4.000%, 02/15/2019(Insured by BAM)	100,000	100,667
City of Round Rock TX:
4.000%, 12/01/2023	30,000	31,912
4.000%, 12/01/2024	250,000	265,847
City of San Antonio TX,
3.000%, 12/01/2045(Mandatory Tender Date 12/01/2019)(1)	120,000	121,192
City of Sanger TX,
2.500%, 08/01/2019	125,000	125,418

Clear Creek Independent School District,
1.450%, 02/15/2035(Mandatory Tender Date 08/14/2020)(PSF Guaranteed)(1)	285,000	281,007
Clyde Education Facilities Corp.,
4.000%, 08/15/2021(PSF Guaranteed)	140,000	145,856
Corpus Christi Independent School District,
2.000%, 08/15/2047(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(1)	250,000	249,762
County of McLennan TX,
5.000%, 06/01/2025(Insured by AGM)	240,000	269,405
Cypress-Fairbanks Independent School District,
3.000%, 02/15/2036(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(1)	490,000	493,729
Dallas Independent School District:
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2020)(PSF Guaranteed)(1)	200,000	207,592
5.000%, 02/15/2036(PSF Guaranteed)(1)	5,000	5,474
5.000%, 02/15/2036(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)	350,000	380,461
Dawson Independent School District,
0.000%, 02/16/2019(PSF Guaranteed)	245,000	242,913
Decatur Hospital Authority,
5.750%, 09/01/2029(ETM)	1,610,000	1,917,574
Denton County Fresh Water Supply District No. 6:
4.000%, 02/15/2019(Insured by BAM)	150,000	151,028
4.000%, 02/15/2020(Insured by BAM)	175,000	179,366
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024(Insured by AGM)	320,000	351,251
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019(Insured by BAM)	150,000	152,088
Fort Bend Independent School District:
1.350%, 08/01/2040(Callable 10/29/2018)(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	605,000	601,231
1.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	365,000	356,254
Garland Independent School District,
5.000%, 02/15/2022(Callable 02/15/2020)(PSF Guaranteed)	200,000	208,420
Grand Parkway Transportation Corp.:
5.000%, 02/01/2023	565,000	621,150
5.000%, 10/01/2052(Mandatory Tender Date 10/01/2023)(1)	385,000	428,994
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021(PSF Guaranteed)	100,000	108,061
Harris County Cultural Education Facilities Finance Corp.:
2.140%, 12/01/2042 (SIFMA Municipal Swap Index + 0.580%)(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(2)	50,000	50,094
2.375%, 10/01/2045 (1 Month LIBOR USD + 0.850%)(Callable 12/01/2019)(Mandatory Tender Date 06/01/2020)(2)	300,000	302,127
Harris County Health Facilities Development Corp.:
5.000%, 11/15/2032(Pre-refunded to 11/15/2018)(Insured by AGC)	75,000	75,286
5.125%, 11/15/2037(Pre-refunded to 11/15/2018)(Insured by AGC)	75,000	75,298
1.680%, 12/01/2041(Optional Put Date 10/01/2018)(1)	750,000	750,000
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023(Callable 09/01/2022)(Insured by BAM)	100,000	105,024
Harris County Municipal Utility District No. 196,
3.000%, 09/01/2021(Callable 09/01/2020)(Insured by BAM)	500,000	507,920
Harris County Municipal Utility District No. 26,
2.000%, 04/01/2019(Insured by AGM)	500,000	498,925
Harris County Municipal Utility District No. 500,
5.000%, 12/01/2021(Insured by AGM)	85,000	91,773
Katy Independent School District,
1.996%, 08/15/2036 (1 Month LIBOR USD + 0.550%)(Callable 02/15/2019)(Mandatory Tender Date 08/15/2019)(PSF Guaranteed)(2)	1,050,000	1,050,882
Lake Travis Independent School District,
2.625%, 02/15/2048(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)	970,000	978,264
Leander Independent School District:
0.000%, 08/15/2023(Pre-refunded to 08/15/2020)(PSF Guaranteed)	40,000	33,214
0.000%, 08/15/2036(Pre-refunded to 08/15/2024)(PSF Guaranteed)	100,000	46,656
0.000%, 08/15/2041(Pre-refunded to 08/15/2024)(PSF Guaranteed)	300,000	105,183
0.000%, 08/15/2042(Pre-refunded to 08/15/2024)(PSF Guaranteed)	120,000	43,268
0.000%, 08/15/2045(Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,000,000	278,220
0.000%, 08/15/2046(Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	183,001
Lower Colorado River Authority,
5.000%, 05/15/2024(Callable 05/15/2022)	125,000	136,109
Mansfield Independent School District,
2.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	1,350,000	1,358,073
Mission Economic Development Corp.,
1.800%, 12/01/2018(1)	120,000	119,884
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2020(Insured by BAM)	350,000	358,603
4.000%, 04/01/2021(Insured by BAM)	175,000	181,531

New Hope Cultural Education Facilities Finance Corp.:
1.250%, 11/01/2018	100,000	99,939
3.000%, 07/01/2019	100,000	100,329
4.000%, 04/01/2020	50,000	50,962
3.000%, 07/01/2021	120,000	121,805
3.625%, 08/15/2022(Callable 08/15/2021)	100,000	99,230
4.000%, 06/15/2024	50,000	53,222
North East Independent School District,
2.000%, 08/01/2044(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	50,000	49,954
North Texas Higher Education Authority, Inc.,
3.237%, 07/01/2030 (3 Month LIBOR USD + 0.900%)(2)	515,000	515,448
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	27,124
6.250%, 01/01/2022(Callable 01/01/2019)	700,000	707,161
1.950%, 01/01/2038(Mandatory Tender Date 01/01/2019)(1)	400,000	399,880
Northside Independent School District:
5.000%, 08/15/2022(PSF Guaranteed)	100,000	110,212
1.750%, 06/01/2032(Callable 10/19/2018)(Mandatory Tender Date 06/01/2022)(PSF Guaranteed)(1)	315,000	307,749
2.125%, 08/01/2040(Callable 02/01/2019)(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	485,000	485,077
2.000%, 08/01/2044(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	500,000	499,545
2.000%, 06/01/2046(Mandatory Tender Date 06/01/2021)(PSF Guaranteed)(1)	590,000	584,236
Northwest Harris County Municipal Utility District No. 16,
5.500%, 10/01/2021(Insured by BAM)	25,000	27,078
Olmos Park Higher Education Facilities Corp.,
5.000%, 12/01/2021	210,000	225,935
Round Rock Independent School District,
1.500%, 08/01/2040(Callable 02/01/2019)(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	285,000	278,553
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2021	25,000	27,072
San Antonio Water System,
2.000%, 05/01/2043(Mandatory Tender Date 11/01/2021)(1)	100,000	98,613
San Jacinto College District,
5.000%, 02/15/2034(Pre-refunded to 02/15/2019)	25,000	25,293
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	205,000	210,953
South Shore Harbor Municipal Utility District No. 7,
4.000%, 09/01/2023(Insured by BAM)	370,000	389,721
Southwest Texas Junior College District,
4.000%, 10/01/2023(Insured by BAM)	100,000	104,514
State of Texas:
5.000%, 08/01/2020	375,000	394,834
2.000%, 08/01/2025(Callable 10/29/2018)(Mandatory Tender Date 08/01/2019)(1)	85,000	84,860
Tarrant County Cultural Education Facilities Finance Corp.,
2.500%, 12/01/2018(Callable 10/19/2018)	60,000	60,008
Texas Department of Housing & Community Affairs:
4.050%, 07/01/2026(Callable 01/01/2021)(Insured by GNMA)	475,000	485,018
4.750%, 03/01/2049(Callable 09/01/2027)(Insured by GNMA)	650,000	703,930
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	980,000	986,311
5.250%, 12/15/2021	120,000	130,054
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2021	140,000	150,703
5.000%, 12/15/2022	150,000	164,303
5.000%, 12/15/2023(Callable 12/15/2022)	180,000	196,862
Texas State Affordable Housing Corp.,
1.900%, 12/01/2020(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	105,000	104,579
Texas State Public Finance Authority Charter School Finance Corp.:
6.000%, 08/15/2026(Pre-refunded to 02/15/2020)	250,000	262,912
7.250%, 08/15/2041(Pre-refunded to 08/15/2021)(1)	450,000	512,303
Texas Transportation Commission State Highway Fund,
4.000%, 04/01/2026(Mandatory Tender Date 10/01/2021)(1)	530,000	555,949
Town of Providence Village TX,
4.000%, 03/01/2024(Insured by BAM)	275,000	293,747
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046(Pre-refunded to 01/01/2021)	375,000	415,609
Travis County Housing Finance Corp.,
2.000%, 04/01/2021(Mandatory Tender Date 04/01/2020)(1)	570,000	567,999
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027(Pre-refunded to 07/01/2021)	50,000	54,262
Viridian Municipal Management District:
6.000%, 12/01/2023(Insured by BAM)	50,000	57,849
4.000%, 12/01/2026(Callable 12/01/2023)(Insured by AGM)	340,000	354,984
West Ranch Management District,
3.000%, 09/01/2019(Insured by MAC)	50,000	50,405

Wink-Loving Independent School District:
5.000%, 02/15/2026(Callable 02/15/2023)(PSF Guaranteed)(6)	1,970,000	2,179,490
5.000%, 02/15/2027(Callable 02/15/2023)(PSF Guaranteed)(6)	2,350,000	2,596,820
		33,791,798	12.3%
Utah
Utah Charter School Finance Authority,
4.000%, 04/15/2022(Insured by UT CSCE)	250,000	261,060
Utah Housing Corp.:
2.000%, 07/01/2021(Mandatory Tender Date 01/01/2021)(Insured by GNMA)(1)	250,000	247,037
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	80,000	82,989
		591,086	0.2%
Vermont
City of Burlington VT,
5.000%, 07/01/2023(Pre-refunded to 07/01/2021)	25,000	26,904
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	350,000	341,260
Vermont Housing Finance Agency:
4.000%, 11/01/2044(Callable 11/01/2023)	110,000	113,950
4.000%, 11/01/2048(Callable 05/01/2027)	1,500,000	1,569,345
Vermont Public Power Supply Authority,
5.000%, 07/01/2022	380,000	414,622
		2,466,081	0.9%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	100,000	103,388	0.0%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)(Insured by ST)	330,000	343,956
City of Virginia Beach VA,
4.000%, 04/01/2027(Pre-refunded to 04/01/2022)(Insured by ST)	100,000	106,444
Colonial Heights Economic Development Authority,
1.800%, 01/01/2020(Mandatory Tender Date 07/01/2019)(1)	380,000	378,104
Stafford County & Staunton Industrial Development Authority,
5.500%, 02/01/2041(Pre-refunded to 02/01/2021)(Insured by ST)	30,000	32,271
Virginia Commonwealth University Health System Authority,
4.750%, 07/01/2041(Pre-refunded to 07/01/2021)	60,000	64,354
Virginia Resources Authority,
4.250%, 11/01/2040(Pre-refunded to 11/01/2020)	45,000	46,912
Wise County Industrial Development Authority,
2.150%, 10/01/2040(Mandatory Tender Date 09/01/2020)(1)	125,000	124,534
		1,096,575	0.4%
Washington
Central Washington University,
4.000%, 05/01/2024(Callable 05/01/2023)	230,000	244,124
City of Everett WA,
1.960%, 12/01/2034 (SIFMA Municipal Swap Index + 0.400%)(Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(2)	35,000	35,033
City of Port Angeles WA,
4.000%, 11/01/2024(Callable 11/01/2019)(Insured by AGC)	105,000	106,825
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019(Callable 12/01/2018)	500,000	498,360
King County Housing Authority:
3.500%, 05/01/2021	300,000	308,130
3.500%, 05/01/2022	335,000	345,355
Washington Health Care Facilities Authority:
4.000%, 10/01/2019	225,000	229,286
5.000%, 10/01/2042(Mandatory Tender Date 10/01/2021)(1)	85,000	91,764
		1,858,877	0.7%
West Virginia
West Virginia Hospital Finance Authority,
5.125%, 09/01/2021(Callable 09/01/2019)	120,000	122,728	0.0%

Wisconsin
Campbellsport School District,
5.000%, 03/01/2022	540,000	588,341
City of Kenosha WI,
5.000%, 06/01/2021	200,000	214,782
City of Ladysmith WI,
4.000%, 06/01/2022(Callable 12/01/2018)	150,000	150,486
City of Onalaska WI,
2.125%, 07/01/2019(Callable 04/01/2019)	535,000	535,091
County of Manitowoc WI,
4.000%, 11/01/2021	90,000	93,705
Ladysmith School District,
2.000%, 04/01/2021	150,000	148,039

Milwaukee Redevelopment Authority:
4.500%, 08/01/2023(Callable 08/01/2019)	110,000	111,703
2.150%, 12/01/2038(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	505,000	505,000
Oconto Falls Public School District,
2.000%, 03/01/2019(Callable 10/29/2018)	155,000	154,650
Public Finance Authority:
4.000%, 10/01/2020	200,000	201,720
4.000%, 12/01/2020	350,000	352,222
4.000%, 10/01/2021	200,000	201,800
3.000%, 11/15/2022(Callable 11/15/2018)	250,000	250,125
8.375%, 06/01/2037(Pre-refunded to 06/01/2022)	1,075,000	1,281,293
8.625%, 06/01/2047(Pre-refunded to 06/01/2022)	1,250,000	1,507,238
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2021(ETM)(Insured by NATL)	30,000	27,908
State of Wisconsin:
5.000%, 05/01/2025(Callable 05/01/2023)	500,000	560,910
5.000%, 05/01/2026(Callable 05/01/2023)	60,000	67,309
5.000%, 05/01/2029(Pre-refunded to 05/01/2022)	100,000	109,806
Town of Grand Chute WI,
3.000%, 11/01/2020(Callable 10/29/2018)	235,000	235,150
Village of DeForest WI,
3.375%, 05/01/2023(Callable 05/01/2021)	100,000	102,197
Village of Somers WI,
3.000%, 05/01/2022	500,000	503,375
Village of Sussex WI,
3.000%, 06/01/2023(Callable 06/01/2022)	1,155,000	1,169,807
West Allis West Milwaukee School District,
3.000%, 04/01/2019	150,000	149,706
Western Technical College District,
2.000%, 04/01/2019(Callable 10/29/2018)	125,000	125,006
Wisconsin Center District:
0.000%, 12/15/2018(Insured by NATL)	80,000	79,635
5.000%, 12/15/2022	15,000	16,544
5.250%, 12/15/2023(Insured by AGM)	80,000	87,627
5.000%, 12/15/2025	75,000	85,850
5.250%, 12/15/2027(Insured by AGM)	30,000	34,110
Wisconsin Health & Educational Facilities Authority:
5.000%, 11/15/2018	15,000	15,055
5.500%, 02/15/2019(Insured by AMBAC)	65,000	65,826
5.000%, 08/15/2020(ETM)	55,000	57,960
2.650%, 11/01/2020(Callable 11/01/2019)	500,000	496,090
5.875%, 02/15/2022(Insured by BHAC)	25,000	27,292
5.000%, 07/01/2022	160,000	171,666
4.000%, 09/15/2022	200,000	207,552
5.000%, 06/01/2023(Callable 06/01/2022)	65,000	70,132
5.250%, 08/15/2023(Pre-refunded to 08/15/2020)	410,000	433,542
4.000%, 09/15/2023(Callable 09/15/2022)	150,000	154,927
4.000%, 09/15/2024(Callable 09/15/2023)	360,000	372,089
4.500%, 06/01/2025(Pre-refunded to 06/01/2020)	500,000	519,760
5.000%, 07/01/2025(Callable 07/01/2024)	300,000	328,623
4.000%, 09/15/2025(Callable 09/15/2022)	200,000	204,698
4.000%, 09/15/2025(Callable 09/15/2023)	300,000	308,688
3.000%, 02/15/2035(Pre-refunded to 08/15/2025)	95,000	97,134
5.250%, 04/15/2035(Pre-refunded to 04/15/2023)	35,000	39,536
4.000%, 02/15/2038(Pre-refunded to 08/15/2025)	330,000	358,667
5.000%, 11/15/2043(Mandatory Tender Date 06/01/2020)(1)	100,000	104,363
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by FNMA)	420,000	430,676
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	475,000	496,038
		14,611,449	5.3%
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2043(Callable 06/01/2027)	1,500,000	1,562,130	0.6%
Total Municipal Bonds (Cost $277,618,818)		276,046,805	100.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (4)	19,480	19,480
Total Short-Term Investment (Cost $19,480)		19,480	0.0%
Total Investments (Cost $277,638,298)		276,066,285	100.8%
Liabilities in Excess of Other Assets		(2,127,287)	(0.8)%
TOTAL NET ASSETS		$273,938,998	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CA MTG	CA Mortgage Insurance
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
HUD	US Department of Housing and Development
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(3)
Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities totals $244,076, which represents 0.09% of total net assets.

(4)	7-Day Yield.
(5)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$276,046,805	$–	$276,046,805
Total Long-Term Investments	–	276,046,805	–	276,046,805
Short-Term Investment
Money Market Mutual Fund	19,480	–	–	19,480
Total Short-Term Investment	19,480	–	–	19,480
Total Investments	$19,480	$276,046,805	$–	$276,066,285

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alaska
Alaska Housing Finance Corp.,
4.000%, 12/01/2048(Callable 06/01/2027)	$1,300,000	$1,362,842
City of Valdez AK,
5.000%, 06/30/2029(Callable 06/30/2022)	1,225,000	1,413,246
		2,776,088	0.2%
Arizona
Arizona State University,
5.000%, 07/01/2032(Pre-refunded to 07/01/2022)	715,000	787,694
City of Tucson AZ,
5.000%, 07/01/2028(Callable 07/01/2025)	750,000	859,710
		1,647,404	0.1%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018(ETM)	170,000	171,013
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	2,350,000	2,292,777
City of Rogers AR:
4.000%, 11/01/2025(Callable 05/01/2024)	570,000	608,139
4.000%, 11/01/2026(Callable 05/01/2024)	680,000	723,683
4.000%, 11/01/2027(Callable 05/01/2024)	460,000	487,839
4.000%, 11/01/2028(Callable 05/01/2024)	125,000	131,838
		4,415,289	0.4%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	875,000	73,876
Brea Redevelopment Agency:
0.000%, 08/01/2033(Callable 08/01/2027)	1,500,000	1,363,875
0.000%, 08/01/2034(Callable 08/01/2027)	1,750,000	1,584,538
California Infrastructure & Economic Development Bank,
5.000%, 07/01/2029(Pre-refunded to 01/01/2028)	150,000	180,317
Centinela Valley Union High School District,
5.000%, 08/01/2050(Callable 08/01/2022)(Insured by AGM)	385,000	420,085
Citrus Community College District,
0.000%, 08/01/2034(Callable 02/01/2024)	885,000	789,004
City of Bakersfield CA,
0.000%, 04/15/2021(ETM)	12,380,000	11,749,982
City of Pasadena CA,
4.250%, 06/01/2034(Callable 06/01/2023)	500,000	529,230
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021(ETM)	300,000	265,113
Contra Costa Transportation Authority,
5.000%, 03/01/2028(Callable 03/01/2025)	1,510,000	1,749,848
El Rancho Unified School District,
0.000%, 08/01/2035(Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	131,052
Mendocino-Lake Community College District:
0.000%, 08/01/2046(Pre-refunded to 08/01/2021)(Insured by AGM)	100,000	14,368
0.000%, 08/01/2051(Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	119,724
Metropolitan Water District of Southern California,
5.000%, 07/01/2032(Callable 01/01/2026)	4,555,000	5,302,111
Mount San Antonio Community College District,
0.000%, 08/01/2028(Callable 02/01/2028)	550,000	530,217
Northern California Power Agency,
7.500%, 07/01/2023(Pre-refunded to 07/01/2021)(Insured by AMBAC)	440,000	487,551
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040(Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	182,397

Rio Hondo Community College District,
0.000%, 08/01/2042(Callable 08/01/2034)	6,395,000	6,671,776
Roseville Joint Union School District,
0.000%, 08/01/2039(Pre-refunded to 08/01/2021)(Insured by AGM)	105,000	24,777
San Diego Unified School District:
0.000%, 07/01/2033(Pre-refunded to 07/01/2024)	350,000	402,220
4.000%, 07/01/2034(Callable 07/01/2027)	1,000,000	1,062,930
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2020(ETM)	6,865,000	6,706,625
0.000%, 01/01/2023(ETM)	14,005,000	12,783,624
0.000%, 01/01/2027(ETM)	1,380,000	1,096,313
0.000%, 01/01/2028(ETM)	720,000	560,318
San Marcos Public Facilities Authority,
0.000%, 09/01/2019(ETM)	17,495,000	17,171,867
San Mateo Union High School District:
5.000%, 09/01/2033(Callable 09/01/2023)	190,000	211,088
5.000%, 09/01/2041(Callable 09/01/2023)	2,105,000	2,338,634
0.000%, 12/15/2043(Pre-refunded to 12/15/2024)(Insured by AMBAC)	1,295,000	1,408,468
San Ysidro School District:
0.000%, 08/01/2042(Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	74,321
0.000%, 08/01/2043(Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	53,195
0.000%, 08/01/2044(Pre-refunded to 08/01/2021)(Insured by AGM)	150,000	25,461
0.000%, 08/01/2050(Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	55,723
State of California,
5.000%, 08/01/2031(Callable 02/01/2025)	1,000,000	1,132,980
Sutter Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2025)	50,000	19,144
0.000%, 08/01/2037(Pre-refunded to 08/01/2025)	50,000	17,825
0.000%, 08/01/2041(Pre-refunded to 08/01/2025)	50,000	13,350
0.000%, 08/01/2043(Pre-refunded to 08/01/2025)	200,000	46,024
0.000%, 08/01/2044(Pre-refunded to 08/01/2025)	345,000	73,664
0.000%, 06/01/2050(Pre-refunded to 08/01/2025)	700,000	95,522
Tustin Unified School District,
0.000%, 08/01/2028(Callable 08/01/2021)	855,000	906,616
Victor Valley Union High School District:
0.000%, 08/01/2036(Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	226,098
0.000%, 08/01/2038(Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	179,888
0.000%, 08/01/2041(Pre-refunded to 08/01/2023)	545,000	178,438
0.000%, 08/01/2042(Pre-refunded to 08/01/2023)	2,000,000	615,840
0.000%, 08/01/2046(Pre-refunded to 08/01/2023)	200,000	48,224
0.000%, 08/01/2052(Pre-refunded to 08/01/2023)	790,000	130,824
Westminster School District,
0.000%, 08/01/2048(Callable 08/01/2023)(Insured by BAM)	5,020,000	785,881
		80,590,946	7.2%
Colorado
Brush School District No. RE-2J:
5.000%, 12/01/2030(Callable 12/01/2027)(Insured by BAM)	160,000	185,189
5.000%, 12/01/2031(Callable 12/01/2027)(Insured by BAM)	380,000	438,178
5.000%, 12/01/2032(Callable 12/01/2027)(Insured by BAM)	395,000	454,456
5.000%, 12/01/2035(Callable 12/01/2027)(Insured by BAM)	460,000	523,337
City of Colorado Springs CO,
5.000%, 12/15/2032(Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,308,281
City of Fort Lupton CO,
4.000%, 12/01/2042(Callable 12/01/2027)(Insured by AGM)	850,000	866,320
Colorado Health Facilities Authority,
0.000%, 07/15/2022(ETM)	6,505,000	5,934,316
Colorado Housing & Finance Authority,
1.850%, 04/01/2020(Mandatory Tender Date 10/01/2019)(1)	3,900,000	3,882,372

Colorado School of Mines,
5.000%, 12/01/2027(Insured by ST)	175,000	205,305
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022(ETM)	38,235,000	34,770,909
0.000%, 10/01/2022(ETM)	23,665,000	21,520,951
Mesa County Valley School District No. 51,
5.500%, 12/01/2037(Callable 12/01/2027)(Insured by ST)	1,000,000	1,187,500
Regional Transportation District,
4.375%, 06/01/2039(Callable 06/01/2023)	5,725,000	5,946,099
		77,223,213	6.9%
Connecticut
City of Hartford CT,
4.000%, 04/01/2019(ETM)(Insured by ST)	845,000	852,647
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	1,745,000	1,814,521
Harbor Point Infrastructure Improvement District,
7.875%, 04/01/2039(Pre-refunded to 04/01/2020)	100,000	108,453
University of Connecticut,
5.000%, 01/15/2031(Callable 01/15/2027)(Insured by AGM)	1,250,000	1,404,825
		4,180,446	0.4%
Florida
City of Miami Beach FL,
6.250%, 10/01/2022(ETM)(Insured by AMBAC)	1,260,000	1,354,349
City of Miramar FL:
5.000%, 10/01/2029(Callable 10/01/2027)	1,000,000	1,170,440
5.000%, 10/01/2030(Callable 10/01/2027)	1,000,000	1,166,120
5.000%, 10/01/2034(Callable 10/01/2027)	1,000,000	1,151,570
5.000%, 10/01/2035(Callable 10/01/2027)	1,000,000	1,147,340
City of Orlando FL,
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	1,000,000	1,119,930
City of Sunrise FL,
5.500%, 10/01/2018(ETM)(Insured by AMBAC)	885,000	885,000
City of Tallahassee FL:
5.000%, 10/01/2033(Callable 10/01/2024)	255,000	285,324
5.000%, 10/01/2034(Callable 10/01/2024)	1,000,000	1,114,250
5.000%, 10/01/2035(Callable 10/01/2024)	825,000	917,821
County of Miami-Dade FL:
4.500%, 10/01/2020	7,100,000	7,434,410
5.250%, 10/01/2022(Insured by AGM)	1,140,000	1,273,277
5.250%, 10/01/2030(ETM)(Insured by NATL)	1,960,000	2,367,857
County of Seminole FL,
6.000%, 10/01/2019(ETM)(Insured by NATL)	2,485,000	2,530,028
Escambia County Housing Finance Authority:
0.000%, 10/15/2018(ETM)	4,130,000	4,127,068
2.050%, 05/01/2021(Mandatory Tender Date 05/01/2020)(1)	1,500,000	1,498,365
Gulf Environmental Services, Inc.,
5.000%, 10/01/2018(ETM)(Insured by NATL)	365,000	365,000
Highlands County Health Facilities Authority:
1.580%, 11/15/2035(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	3,550,000	3,550,000
1.580%, 11/15/2037(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	800,000	800,000
Hillsborough County Industrial Development Authority,
8.000%, 08/15/2032(Pre-refunded to 08/15/2019)	2,065,000	2,192,039
JEA Water & Sewer System Revenue,
5.000%, 10/01/2028(Pre-refunded to 04/01/2024)	705,000	801,599
Lee County School Board,
5.000%, 08/01/2032(Callable 08/01/2026)	1,000,000	1,125,240
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021(ETM)(Insured by NATL)	750,000	790,140

Mid-Bay Bridge Authority:
6.875%, 10/01/2022(ETM)	4,675,000	5,082,333
6.875%, 10/01/2022(ETM)(Insured by AMBAC)	3,175,000	3,479,133
Orange County Housing Finance Authority,
1.150%, 12/01/2019(Mandatory Tender Date 12/01/2018)(1)	2,550,000	2,546,048
Orange County School Board,
5.000%, 08/01/2029(Pre-refunded to 08/01/2024)	165,000	188,884
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027(Callable 09/01/2019)(Insured by GNMA)	345,000	350,572
Putnam County Development Authority,
1.670%, 09/01/2024(Optional Put Date 10/01/2018)(1)	2,700,000	2,700,000
Reedy Creek Improvement District:
5.000%, 10/01/2030(Callable 10/01/2028)	130,000	151,824
5.000%, 10/01/2031(Callable 10/01/2028)	300,000	348,960
School Board of Miami-Dade County,
5.000%, 03/15/2039(Callable 03/15/2024)	2,000,000	2,208,260
School District of Broward County:
5.250%, 07/01/2022(Pre-refunded to 07/01/2021)	8,445,000	9,167,723
5.250%, 07/01/2023(Pre-refunded to 07/01/2021)	4,915,000	5,335,626
Seminole County School Board,
5.000%, 07/01/2035(Callable 07/01/2026)	145,000	162,459
State of Florida,
5.000%, 06/01/2022(Callable 06/01/2019)	13,800,000	14,080,554
Tampa Bay Water,
5.000%, 10/01/2019(ETM)	1,760,000	1,811,339
		86,780,882	7.8%
Georgia
Atlanta Development Authority:
5.000%, 09/01/2023(ETM)	2,350,000	2,632,729
5.000%, 09/01/2024(Pre-refunded to 09/01/2023)	810,000	907,451
5.000%, 09/01/2032(Pre-refunded to 09/01/2023)	1,315,000	1,473,208
Forsyth County Hospital Authority,
6.375%, 10/01/2028(ETM)	8,050,000	9,649,696
Georgia Housing & Finance Authority,
3.500%, 12/01/2046(Callable 12/01/2025)	1,100,000	1,124,464
Richmond County Development Authority:
0.000%, 12/01/2021(ETM)	1,835,000	1,708,513
0.000%, 12/01/2021(ETM)	4,025,000	3,747,557
		21,243,618	1.9%
Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024(ETM)(Insured by AGM)	385,000	336,371
City of Chicago IL,
5.000%, 01/01/2034(Pre-refunded to 01/01/2025)	2,065,000	2,365,664
Cook County Community High School District No. 233,
4.000%, 12/01/2026(Callable 06/01/2022)	3,695,000	3,849,599
Cook County Illinois School District No. 159:
0.000%, 12/01/2022(ETM)	2,000,000	1,807,900
0.000%, 12/01/2025(ETM)	275,000	225,173
0.000%, 12/01/2028(ETM)	165,000	122,156
Cook County Illinois School District No. 163:
6.000%, 12/15/2026(Insured by BAM)	1,165,000	1,382,925
5.000%, 12/15/2028(Insured by BAM)	1,305,000	1,469,286
Cook County School District No. 144,
4.500%, 12/01/2025(ETM)(Insured by AGM)	105,000	114,451
County of Cook IL:
5.000%, 11/15/2033(Callable 11/15/2027)	3,000,000	3,393,660
5.000%, 11/15/2034(Callable 11/15/2027)	4,325,000	4,874,405

County of Du Page IL,
5.600%, 01/01/2021	520,000	543,041
Illinois Development Finance Authority:
0.000%, 07/15/2023(ETM)	26,630,000	23,566,219
0.000%, 07/15/2025(ETM)	45,055,000	37,382,133
Illinois Finance Authority:
6.250%, 05/01/2022(Pre-refunded to 05/01/2020)	2,550,000	2,717,331
5.000%, 12/01/2030(Pre-refunded to 12/01/2021)	6,825,000	7,401,440
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	395,000	405,554
Illinois Housing Development Authority:
3.100%, 02/01/2035(Callable 02/01/2026)	2,715,000	2,500,841
3.500%, 08/01/2046(Callable 02/01/2026)	855,000	871,595
4.000%, 08/01/2048(Callable 08/01/2027)(Insured by GNMA)	900,000	939,321
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023(ETM)(Insured by AGM)	805,000	1,019,758
9.000%, 01/01/2023(Insured by AGM)	2,720,000	3,421,787
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021(Insured by AGM)	13,625,000	12,840,745
Lake County Community Consolidated School District No. 50:
5.000%, 01/01/2021(ETM)	910,000	967,393
5.000%, 01/01/2021	465,000	492,119
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023(ETM)	2,310,000	2,506,142
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031(Callable 12/01/2021)	4,800,000	5,114,448
5.000%, 12/01/2034(Callable 12/01/2026)	295,000	324,633
Public Building Commission of Chicago,
7.000%, 01/01/2020(ETM)(Insured by NATL)	1,555,000	1,610,871
Regional Transportation Authority:
7.750%, 06/01/2020(Insured by NATL)	385,000	408,589
6.700%, 11/01/2021(Insured by NATL)	755,000	808,809
6.000%, 07/01/2022(Insured by NATL)	3,705,000	4,180,092
6.000%, 07/01/2027(Insured by AGM)	1,000,000	1,223,220
Southwestern Illinois Development Authority,
7.625%, 11/01/2048(Pre-refunded to 11/01/2023)	6,020,000	7,528,973
State of Illinois,
6.500%, 06/15/2022	145,000	152,488
Village of Oak Park IL,
2.000%, 11/01/2019	650,000	648,823
Village of Schaumburg IL,
4.000%, 12/01/2024(Callable 12/01/2022)	5,750,000	6,091,263
Will County Community High School District No. 210:
0.000%, 01/01/2024(ETM)(Insured by AGM)	1,350,000	1,170,355
0.000%, 01/01/2025(ETM)(Insured by AGM)	25,000	20,962
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024(ETM)(Insured by NATL)	705,000	594,266
		147,394,801	13.2%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	1,000,000	1,035,530
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026(Insured by ST)	1,125,000	1,295,055
5.000%, 01/15/2027(Insured by ST)	1,265,000	1,467,451
5.000%, 07/15/2028(Insured by ST)	1,000,000	1,176,830
5.000%, 01/15/2029(Insured by ST)	575,000	678,339
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025(Callable 02/01/2024)(Insured by ST)	335,000	375,123
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020(Insured by NATL)	1,990,000	2,091,669

Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029(Insured by ST)	475,000	550,316
5.000%, 07/15/2029(Insured by ST)	1,180,000	1,372,399
		10,042,712	0.9%
Iowa
Iowa Finance Authority,
4.000%, 07/01/2047(Callable 07/01/2027)(Insured by GNMA)	850,000	892,874
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033(Pre-refunded to 10/01/2021)	2,100,000	2,241,246
5.000%, 10/01/2038(Pre-refunded to 10/01/2021)	2,090,000	2,260,732
		5,394,852	0.5%
Kansas
City of Wichita KS:
5.000%, 11/15/2020(ETM)	1,120,000	1,186,718
5.000%, 11/15/2029(Pre-refunded to 11/15/2021)	40,000	43,396
5.000%, 11/15/2034(Pre-refunded to 11/15/2019)	1,060,000	1,094,651
		2,324,765	0.2%
Kentucky
Kentucky Infrastructure Authority:
5.000%, 02/01/2023(Pre-refunded to 02/01/2022)	70,000	76,566
5.000%, 02/01/2025(Pre-refunded to 02/01/2022)	70,000	76,566
5.000%, 02/01/2026(Pre-refunded to 02/01/2022)	75,000	82,035
		235,167	0.0%
Louisiana
Jefferson Parish Hospital Service District,
6.000%, 01/01/2039(Pre-refunded to 01/01/2021)	1,080,000	1,169,208
Louisiana Public Facilities Authority:
5.500%, 05/15/2027(Pre-refunded to 05/15/2026)	11,765,000	13,903,642
5.500%, 05/15/2032(Pre-refunded to 05/15/2026)	22,180,000	26,650,379
6.750%, 07/01/2039(Pre-refunded to 07/01/2019)	6,775,000	7,012,735
State of Louisiana,
5.000%, 05/01/2027(Pre-refunded to 05/01/2022)	1,390,000	1,528,819
		50,264,783	4.5%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024(ETM)	1,220,000	1,354,066
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2027(ETM)(Insured by AMBAC)	1,675,000	1,894,659
State of Maryland:
5.000%, 03/01/2021(Callable 03/01/2020)	1,000,000	1,041,600
4.000%, 06/01/2030(Callable 06/01/2024)	5,790,000	6,182,678
		10,473,003	0.9%
Massachusetts
Commonwealth of Massachusetts,
4.000%, 12/01/2022(Pre-refunded to 12/01/2019)	15,000,000	15,346,650
Massachusetts Department of Transportation,
5.000%, 01/01/2020(ETM)	815,000	830,917
Massachusetts Development Finance Agency,
5.000%, 07/15/2033(Callable 07/15/2026)	625,000	721,987
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044(Callable 06/01/2025)	1,580,000	1,634,352
4.000%, 12/01/2048(Callable 06/01/2027)(Insured by GNMA)	1,615,000	1,692,682
Massachusetts Water Resources Authority,
6.500%, 07/15/2019(ETM)	220,000	227,781
		20,454,369	1.8%
Michigan
Algonac Community Schools:
4.000%, 05/01/2028(Callable 05/01/2027)(Insured by Q-SBLF)	175,000	183,552
4.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	370,000	386,395
4.000%, 05/01/2030(Callable 05/01/2027)(Insured by Q-SBLF)	470,000	489,049

Brighton Area School District,
5.000%, 05/01/2021(Insured by Q-SBLF)	500,000	534,275
Ecorse Public School District,
5.000%, 05/01/2027(Insured by Q-SBLF)	515,000	594,083
Fraser Public School District:
5.000%, 05/01/2024(Insured by Q-SBLF)	1,000,000	1,126,670
5.000%, 05/01/2026(Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,298,563
Michigan Finance Authority,
5.000%, 06/01/2027(Pre-refunded to 06/01/2022)	1,315,000	1,443,896
Michigan State Housing Development Authority,
4.000%, 06/01/2046(Callable 12/01/2025)	3,430,000	3,554,715
Pinckney Community Schools:
5.000%, 05/01/2022(Insured by Q-SBLF)	1,935,000	2,110,756
5.000%, 05/01/2023(Insured by Q-SBLF)	2,200,000	2,443,650
State of Michigan,
0.000%, 06/01/2022(ETM)(Insured by AMBAC)	2,000,000	1,837,260
Warren Consolidated Schools:
5.000%, 05/01/2033(Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	2,884,992
5.000%, 05/01/2035(Callable 05/01/2026)(Insured by Q-SBLF)	925,000	1,015,363
		19,903,219	1.8%
Minnesota
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority,
1.580%, 08/15/2025(Optional Put Date 10/01/2018)(Insured by AGM)(1)	810,000	810,000
Housing & Redevelopment Authority of The City of St Paul Minnesota,
2.200%, 09/01/2021(Callable 03/01/2020)(Mandatory Tender Date 09/01/2020)(1)	1,140,000	1,139,989
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032(Callable 01/01/2027)	505,000	579,876
Minnesota Housing Finance Agency:
4.250%, 07/01/2028(Callable 01/01/2020)(Insured by GNMA)	115,000	116,227
4.500%, 07/01/2034(Callable 07/01/2021)(Insured by GNMA)	405,000	416,567
4.000%, 07/01/2047(Callable 01/01/2027)(Insured by GNMA)	520,000	540,062
University of Minnesota,
5.500%, 07/01/2021(ETM)	11,260,000	11,901,144
		15,503,865	1.4%
Mississippi
Mississippi Development Bank,
5.000%, 03/01/2029(Callable 03/01/2027)	825,000	938,322
Oxford School District,
4.000%, 05/01/2027	500,000	540,715
State of Mississippi,
5.000%, 10/01/2028(Callable 10/01/2027)	1,000,000	1,176,520
West Rankin Utility Authority,
5.000%, 01/01/2038(Callable 01/01/2025)(Insured by AGM)	500,000	549,975
		3,205,532	0.3%
Missouri
Jackson County School District No. R-IV,
5.500%, 03/01/2037(Callable 03/01/2029)(Insured by ST)(3)	1,000,000	1,209,860
Missouri Housing Development Commission:
3.950%, 11/01/2040(Callable 05/01/2025)(Insured by GNMA)	2,515,000	2,560,245
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	1,285,000	1,344,393
St. Charles County School District No. R-IV,
4.000%, 03/01/2029(Callable 03/01/2026)(Insured by ST)	600,000	644,976
Webster Groves School District:
4.000%, 03/01/2028(Callable 03/01/2026)	910,000	985,803
4.000%, 03/01/2029(Callable 03/01/2026)	1,370,000	1,477,449
		8,222,726	0.7%
Montana
Flathead County School District No. 44,
4.000%, 07/01/2036(Callable 07/01/2028)	210,000	218,599

Montana Facility Finance Authority:
5.000%, 07/01/2028(Callable 07/01/2027)	430,000	504,020
5.000%, 07/01/2029(Callable 07/01/2027)	535,000	623,024
		1,345,643	0.1%
Nebraska
Village of Boys Town NE,
3.000%, 09/01/2028	4,500,000	4,484,610	0.4%

Nevada
County of Clark NV,
5.000%, 07/01/2033(Callable 07/01/2024)	1,925,000	2,127,837	0.2%

New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028(Callable 01/01/2021)	970,000	998,896
State of New Hampshire,
5.000%, 07/01/2021(Callable 07/01/2020)	1,000,000	1,050,880
		2,049,776	0.2%
New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024(ETM)	1,410,000	1,604,256
New Jersey Economic Development Authority,
0.000%, 07/01/2025(ETM)(Insured by NATL)	100,000	82,508
New Jersey Health Care Facilities Financing Authority,
0.000%, 07/01/2023(ETM)(Insured by NATL)	180,000	159,824
New Jersey Housing & Mortgage Finance Agency,
4.500%, 10/01/2048(Callable 10/01/2027)	1,680,000	1,790,611
New Jersey Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,288,300
		8,925,499	0.8%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029(Callable 06/01/2026)	2,615,000	2,811,308
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025(Callable 03/01/2020)(Insured by GNMA)	515,000	523,703
4.500%, 09/01/2028(Callable 03/01/2020)(Insured by GNMA)	145,000	147,433
3.550%, 09/01/2037(Callable 03/01/2027)(Insured by GNMA)	1,160,000	1,119,586
		4,602,030	0.4%
New York
City of New York NY,
5.000%, 08/01/2022	5,000,000	5,505,650
Metropolitan Transportation Authority:
6.000%, 04/01/2020(ETM)(Insured by NATL)	7,225,000	7,483,293
5.000%, 11/15/2028(Pre-refunded to 11/15/2023)	210,000	239,081
New York City Transitional Finance Authority:
5.000%, 08/01/2029(Callable 08/01/2026)	525,000	605,293
5.000%, 08/01/2033(Callable 08/01/2026)	2,835,000	3,213,161
New York City Water & Sewer System,
5.000%, 06/15/2032(Callable 12/15/2025)	6,500,000	7,385,820
New York State Dormitory Authority:
5.000%, 12/15/2023(Callable 12/15/2022)	6,685,000	7,432,249
5.000%, 02/15/2030(Callable 08/15/2026)	700,000	803,803
5.000%, 03/15/2030(Callable 03/15/2024)	6,665,000	7,502,124
5.000%, 03/15/2033(Callable 03/15/2025)	5,000,000	5,610,700
New York State Thruway Authority,
5.000%, 03/15/2022(Pre-refunded to 03/15/2019)	4,040,000	4,098,338
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,206,506
5.000%, 03/15/2032(Callable 03/15/2024)	6,000,000	6,688,860
		58,774,878	5.2%

North Carolina
Charlotte-Mecklenburg Hospital Authority,
1.620%, 01/15/2037(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	1,000,000	1,000,000
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2021(Callable 10/29/2018)(ETM)	10,355,000	10,860,117
6.400%, 01/01/2021(ETM)	2,592,000	2,724,399
4.500%, 01/01/2024(Pre-refunded to 01/01/2022)	12,170,000	12,845,679
North Carolina Medical Care Commission,
5.750%, 01/01/2035(Pre-refunded to 01/01/2021)	525,000	566,706
State of North Carolina,
5.000%, 05/01/2024(Callable 05/01/2023)	1,000,000	1,117,650
		29,114,551	2.6%
North Dakota
County of Burleigh ND:
5.000%, 07/01/2025(Pre-refunded to 07/01/2021)	1,500,000	1,612,155
5.000%, 07/01/2029(Pre-refunded to 07/01/2021)	470,000	505,142
4.000%, 11/01/2029(Callable 11/01/2022)(Insured by AGM)	425,000	441,698
North Dakota Housing Finance Agency:
3.450%, 07/01/2037(Callable 07/01/2026)(Insured by FHA)	3,050,000	2,923,486
3.500%, 07/01/2046(Callable 01/01/2026)	1,445,000	1,478,177
		6,960,658	0.6%
Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027(Pre-refunded to 01/01/2022)	920,000	946,477
City of Bowling Green OH,
5.750%, 06/01/2031(Pre-refunded to 06/01/2020)	750,000	795,525
Cleveland Municipal School District,
5.000%, 12/01/2020(Insured by SD CRED PROG)	2,015,000	2,138,802
County of Montgomery OH,
5.250%, 05/01/2029(Pre-refunded to 11/12/2023)	1,045,000	1,183,776
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024(ETM)(Insured by FHA)	1,200,000	1,032,036
Ohio Housing Finance Agency:
5.000%, 11/01/2028(Callable 05/01/2020)(Insured by GNMA)	400,000	405,952
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by GNMA)	1,460,000	1,498,310
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	5,830,000	6,065,707
State of Ohio:
5.000%, 06/15/2021	6,740,000	7,254,464
5.000%, 04/01/2027(Pre-refunded to 04/01/2022)	710,000	778,075
University of Akron
5.000%, 01/01/2033(Callable 07/01/2026)	335,000	374,852
		22,473,976	2.0%
Oklahoma
Oklahoma Housing Finance Agency,
1.900%, 03/01/2021(Mandatory Tender Date 03/01/2020)(1)	885,000	881,442	0.1%

Oregon
State of Oregon:
4.000%, 12/01/2045(Callable 06/01/2025)	3,650,000	3,786,875
4.000%, 12/01/2048(Callable 12/01/2026)	3,225,000	3,372,673
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047(Callable 07/01/2025)	1,715,000	1,778,678
Washington County School District No. 1:
5.000%, 06/15/2034(Callable 06/15/2027)(Insured by SCH BD GTY)	1,000,000	1,148,020
5.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	686,346
		10,772,592	1.0%
Pennsylvania
Commonwealth Financing Authority,
4.000%, 06/01/2039(Callable 06/01/2028)(Insured by AGM)	1,500,000	1,499,925

Erie Sewer Authority,
5.125%, 06/01/2020(ETM)(Insured by AMBAC)	930,000	957,974
Latrobe Municipal Authority:
1.250%, 04/01/2019(Insured by BAM)	120,000	119,398
3.000%, 04/01/2020(Insured by BAM)	325,000	329,673
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041(Pre-refunded to 08/15/2021)	500,000	551,430
Pennsylvania Housing Finance Agency:
3.500%, 10/01/2046(Callable 10/01/2025)	1,550,000	1,585,015
3.700%, 10/01/2047(Callable 04/01/2027)	4,000,000	3,841,640
Pennsylvania Turnpike Commission,
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	1,360,000	1,679,804
Philadelphia Gas Works Co.,
7.000%, 05/15/2020(ETM)(Insured by NATL)	805,000	845,942
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020(ETM)	1,575,000	1,648,348
5.250%, 05/15/2023(Pre-refunded to 05/15/2020)	2,790,000	2,930,979
South Fork Municipal Authority:
5.500%, 07/01/2029(Pre-refunded to 07/01/2020)	2,450,000	2,590,361
5.375%, 07/01/2035(Pre-refunded to 07/01/2020)(Insured by AGC)	1,290,000	1,360,008
Westmoreland County Municipal Authority,
5.000%, 08/15/2027(Insured by BAM)	1,505,000	1,742,910
		21,683,407	1.9%
Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022(ETM)(Insured by AGM)	1,150,000	1,274,142
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024(Insured by AMBAC)	5,490,000	5,966,806
6.000%, 08/01/2026(ETM)	1,800,000	2,208,096
6.000%, 08/01/2026(ETM)(Insured by AGC)	1,155,000	1,416,862
6.000%, 08/01/2026(ETM)(Insured by AGC)	1,585,000	1,944,351
6.000%, 08/01/2026(ETM)(Insured by AGC)	955,000	1,171,518
5.500%, 08/01/2027(ETM)(Insured by AMBAC)	6,500,000	7,864,350
		21,846,125	2.0%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,691,550	0.4%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026(Callable 12/01/2023)	4,580,000	5,126,577
City of Columbia SC,
5.000%, 02/01/2029(Callable 02/01/2028)	120,000	142,192
Piedmont Municipal Power Agency:
6.750%, 01/01/2020(ETM)	6,450,000	6,821,972
5.375%, 01/01/2025(ETM)(Insured by NATL)	5,645,000	6,511,507
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042(Pre-refunded to 04/01/2020)	115,000	122,490
		18,724,738	1.7%
South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026(Insured by ST)	415,000	405,530
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021(Insured by ST)	150,000	145,366
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	340,000	340,847
		891,743	0.1%

Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd:
0.000%, 06/01/2021(ETM)	1,315,000	1,239,572
4.875%, 11/01/2028(ETM)(Insured by NATL)	1,025,000	1,144,197
Shelby County Health Educational & Housing Facilities Board,
5.500%, 08/15/2019(ETM)(Insured by NATL)	835,000	860,334
Tennessee Housing Development Agency:
4.500%, 07/01/2028(Callable 01/01/2020)	685,000	688,404
3.900%, 07/01/2042(Callable 07/01/2027)	400,000	393,884
4.000%, 01/01/2043(Callable 07/01/2027)	1,310,000	1,374,125
3.650%, 07/01/2047(Callable 01/01/2027)	1,155,000	1,095,725
		6,796,241	0.6%
Texas
Amarillo Independent School District,
5.000%, 02/01/2026(Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,552,320
Anna Independent School District,
5.000%, 08/15/2035(Callable 08/15/2026)(PSF Guaranteed)	910,000	1,027,854
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024(PSF Guaranteed)	1,025,000	1,106,098
5.000%, 08/15/2024(PSF Guaranteed)	1,010,000	1,137,028
5.000%, 08/15/2026(PSF Guaranteed)	500,000	579,105
4.000%, 08/15/2027(Callable 08/15/2026)(PSF Guaranteed)	865,000	933,395
5.000%, 02/15/2028(Callable 02/15/2025)(PSF Guaranteed)	1,675,000	1,893,772
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	850,000	914,719
5.000%, 08/15/2028(Callable 08/15/2024)(PSF Guaranteed)	555,000	616,838
5.000%, 08/15/2033(Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,607,767
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033(Callable 08/01/2025)	750,000	840,517
Burleson Independent School District,
5.000%, 08/01/2025(PSF Guaranteed)	1,240,000	1,429,298
City of Austin TX,
5.000%, 11/15/2024(Callable 11/15/2022)	3,000,000	3,311,580
City of El Paso TX,
4.000%, 03/01/2028(Callable 03/01/2026)	1,000,000	1,076,350
City of Houston TX:
0.000%, 12/01/2019(ETM)(Insured by AGM)	13,355,000	13,032,744
5.500%, 12/01/2024(ETM)(Insured by NATL)	1,835,000	2,108,690
5.500%, 12/01/2029(ETM)(Insured by NATL)	16,050,000	19,233,678
5.750%, 12/01/2032(ETM)(Insured by AGM)	6,715,000	8,823,712
City of San Antonio TX,
5.650%, 02/01/2019(ETM)	4,770,000	4,830,054
Conroe Independent School District:
5.000%, 02/15/2023(Pre-refunded to 02/15/2021)(PSF Guaranteed)	1,745,000	1,865,091
5.000%, 02/15/2023(Callable 02/15/2021)(PSF Guaranteed)	935,000	999,122
County of Bexar TX:
4.000%, 06/15/2030(Callable 06/15/2026)	150,000	159,288
5.000%, 06/15/2036(Callable 06/15/2026)	2,120,000	2,378,598
County of Harris TX:
5.750%, 10/01/2020(Pre-refunded to 10/01/2018)	175,000	175,000
5.000%, 10/01/2026(Callable 10/01/2025)	4,170,000	4,797,877
5.750%, 10/01/2028(Pre-refunded to 10/01/2018)	6,930,000	6,930,000
County of Montgomery TX,
5.000%, 03/01/2027(Pre-refunded to 03/01/2022)	665,000	725,216
Crowley Independent School District,
5.000%, 08/01/2036(Callable 08/01/2025)(PSF Guaranteed)	2,000,000	2,236,140
Dallas Independent School District,
5.000%, 02/15/2020(PSF Guaranteed)	2,410,000	2,507,123
Decatur Hospital Authority,
5.750%, 09/01/2029(ETM)	530,000	631,251

DeSoto Independent School District,
5.000%, 08/15/2032(Callable 08/15/2025)(Insured by BAM)	1,080,000	1,205,345
Ennis Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,145,000	1,324,616
Fort Bend Independent School District,
5.000%, 08/15/2024(PSF Guaranteed)	1,655,000	1,888,256
Godley Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	1,445,000	1,605,626
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,050,000	1,120,255
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	2,810,000	3,204,384
5.000%, 08/15/2025(PSF Guaranteed)	1,445,000	1,667,732
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048(Pre-refunded to 01/01/2023)	3,800,000	4,515,160
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019(ETM)	2,995,000	3,040,943
5.750%, 07/01/2027(ETM)	4,850,000	5,807,293
Harris County Toll Road Authority,
5.000%, 08/15/2028(Callable 02/15/2028)	665,000	781,821
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020(PSF Guaranteed)	1,000,000	1,037,130
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,143,836
5.000%, 02/15/2034(Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,948,562
Humble Independent School District,
5.000%, 02/15/2021(PSF Guaranteed)	1,500,000	1,601,790
Irving Independent School District,
5.000%, 02/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,424,700
Keller Independent School District:
5.000%, 02/15/2022(PSF Guaranteed)	1,370,000	1,496,684
5.000%, 02/15/2023(PSF Guaranteed)	3,355,000	3,741,261
Kenedy Independent School District:
4.000%, 08/15/2031(Callable 08/15/2023)(PSF Guaranteed)	100,000	103,258
4.000%, 08/15/2035(Callable 08/15/2021)(PSF Guaranteed)	100,000	101,241
4.000%, 08/15/2036(Callable 08/15/2021)(PSF Guaranteed)	150,000	151,698
4.000%, 08/15/2037(Callable 08/15/2021)(PSF Guaranteed)	100,000	100,969
4.000%, 08/15/2038(Callable 08/15/2021)(PSF Guaranteed)	100,000	100,915
Killeen Independent School District,
4.000%, 02/15/2024(Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,193,113
La Porte Independent School District,
5.000%, 02/15/2025(PSF Guaranteed)	1,080,000	1,239,408
Lamar Consolidated Independent School District,
5.000%, 02/15/2026(Callable 02/15/2025)(PSF Guaranteed)	5,860,000	6,717,494
Leander Independent School District:
0.000%, 08/15/2037(Pre-refunded to 08/15/2024)(PSF Guaranteed)	345,000	160,128
0.000%, 08/15/2041(Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,125,688
0.000%, 08/15/2042(Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	497,160
0.000%, 08/15/2047(Pre-refunded to 08/15/2024)(PSF Guaranteed)	500,000	122,735
0.000%, 08/15/2048(Pre-refunded to 08/15/2024)(PSF Guaranteed)	625,000	144,269
Llano Independent School District,
5.000%, 02/15/2024(Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,411,753
Lower Colorado River Authority,
4.750%, 01/01/2028(ETM)(Insured by AGM)	1,200,000	1,329,048
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021(ETM)	1,980,000	2,315,927
Lubbock Independent School District,
4.000%, 02/15/2022(Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,026,040

Mansfield Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,725,000	1,918,269
5.000%, 02/15/2024(PSF Guaranteed)	1,905,000	2,151,031
Melissa Independent School District,
5.000%, 08/01/2036(Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,152,274
Mesquite Independent School District:
5.000%, 08/15/2024(PSF Guaranteed)	1,425,000	1,624,999
5.000%, 08/15/2025(PSF Guaranteed)	2,615,000	3,023,437
5.000%, 08/15/2025(PSF Guaranteed)	1,500,000	1,734,285
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023(ETM)	200,000	177,830
New Caney Independent School District:
5.000%, 02/15/2023(PSF Guaranteed)	1,000,000	1,111,600
5.000%, 02/15/2024(PSF Guaranteed)	1,030,000	1,162,468
Newark Higher Education Finance Corp.:
4.000%, 08/15/2020(PSF Guaranteed)	355,000	366,566
4.000%, 08/15/2022(PSF Guaranteed)	215,000	227,388
5.000%, 08/15/2024(PSF Guaranteed)	135,000	152,371
North East Independent School District,
5.000%, 02/01/2024(PSF Guaranteed)	2,930,000	3,310,519
North Texas Tollway Authority:
0.000%, 09/01/2037(Pre-refunded to 09/01/2031)	2,180,000	919,240
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	4,425,000	1,189,219
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	2,085,000	2,241,292
0.000%, 09/01/2045(Pre-refunded to 09/01/2031)	770,000	907,083
Northside Independent School District,
5.000%, 08/15/2025(PSF Guaranteed)	1,000,000	1,156,870
Pasadena Independent School District,
5.000%, 02/15/2022(Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,188,802
Pflugerville Independent School District,
5.000%, 02/15/2025(Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,149,540
Port Arthur Independent School District,
5.000%, 02/15/2024(PSF Guaranteed)	1,700,000	1,924,128
Prosper Independent School District,
5.000%, 02/15/2031(Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,190,962
Retama Development Corp.,
8.750%, 12/15/2018(ETM)	2,035,000	2,063,205
San Angelo Independent School District,
5.000%, 02/15/2029(Callable 02/15/2024)(PSF Guaranteed)	1,500,000	1,676,895
San Antonio Water System,
2.000%, 05/01/2044(Mandatory Tender Date 11/01/2022)(1)	1,950,000	1,913,125
San Jacinto College District,
5.000%, 02/15/2026(Pre-refunded to 02/15/2021)	700,000	745,661
Sherman Independent School District,
5.000%, 02/15/2026(Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,009,974
Socorro Independent School District,
4.000%, 08/15/2033(Callable 02/15/2027)(PSF Guaranteed)	900,000	954,513
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024(ETM)	5,340,000	5,970,814
Temple Independent School District,
4.000%, 02/01/2022(Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,165,528
Texas Department of Housing & Community Affairs,
3.350%, 09/01/2033(Callable 09/01/2027)(Insured by GNMA)	1,415,000	1,402,520
Texas State Public Finance Authority,
6.200%, 02/15/2040(Pre-refunded to 02/15/2020)	395,000	416,188
Texas Water Development Board:
0.000%, 10/15/2034	2,000,000	2,093,700
0.000%, 10/15/2034(3)	975,000	1,022,599

Town of Flower Mound TX,
5.000%, 03/01/2031(Callable 03/01/2024)	505,000	567,458
Travis County Health Facilities Development Corp.,
7.125%, 01/01/2046(Pre-refunded to 01/01/2021)	15,000	16,624
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027(Pre-refunded to 07/01/2021)	600,000	651,144
The University of Texas System,
5.000%, 08/15/2022	8,595,000	9,489,482
Wichita Falls Independent School District,
5.000%, 02/01/2024(PSF Guaranteed)	1,670,000	1,884,211
Wylie Independent School District,
6.750%, 08/15/2023(PSF Guaranteed)	1,010,000	1,214,343
Ysleta Independent School District:
5.000%, 08/15/2023(Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,100,448
5.000%, 08/15/2025(Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,756,402
		215,951,470	19.3%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022(Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	4,198,779
5.000%, 06/01/2023(Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,884,068
Timpanogos Special Service District:
4.000%, 06/01/2025(Callable 06/01/2024)	100,000	107,272
4.000%, 06/01/2027(Callable 06/01/2024)	375,000	398,003
4.000%, 06/01/2028(Callable 06/01/2024)	425,000	449,701
Utah Charter School Finance Authority:
5.000%, 04/15/2024(Insured by UT CSCE)	235,000	260,577
5.000%, 04/15/2037(Callable 04/15/2026)(Insured by UT CSCE)	500,000	543,770
Utah Housing Corp.,
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	1,900,000	1,970,984
		9,813,154	0.9%
Vermont
Vermont Housing Finance Agency:
3.600%, 11/01/2036(Callable 11/01/2025)	1,680,000	1,662,326
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	1,300,000	1,349,686
4.000%, 11/01/2048(Callable 05/01/2027)	695,000	727,130
		3,739,142	0.3%
Virginia
City of Bristol VA,
5.500%, 11/01/2018(ETM)(Insured by AGM)	560,000	561,669
Danville Industrial Development Authority,
5.250%, 10/01/2028(ETM)(Insured by AMBAC)	1,500,000	1,663,680
Virginia Housing Development Authority,
3.700%, 03/01/2023(Callable 03/01/2021)	75,000	77,593
		2,302,942	0.2%
Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032(Callable 11/01/2025)	2,725,000	3,090,722
Snohomish County Public Utility District No. 1,
6.800%, 01/01/2020(Callable 10/29/2018)(ETM)(Insured by NATL)	1,980,000	2,054,369
Snohomish County School District No. 201,
4.000%, 12/01/2021(Callable 12/01/2020)(Insured by SCH BD GTY)	4,500,000	4,687,605
State of Washington:
5.500%, 07/01/2023	5,040,000	5,626,807
5.000%, 08/01/2029(Callable 08/01/2026)	2,120,000	2,452,289
5.000%, 07/01/2032(Callable 01/01/2025)	6,005,000	6,716,953
5.000%, 08/01/2034(Callable 08/01/2023)	2,755,000	3,038,765
5.000%, 08/01/2038(Callable 08/01/2026)	975,000	1,094,954

Thurston & Pierce Counties Community Schools,
4.250%, 12/01/2021(Callable 12/01/2020)(Insured by SCH BD GTY)	2,755,000	2,884,375
Washington Health Care Facilities Authority:
6.125%, 11/15/2031(Pre-refunded to 05/15/2021)	620,000	684,598
6.250%, 11/15/2041(Pre-refunded to 05/15/2021)	4,845,000	5,365,207
		37,696,644	3.4%
Wisconsin
Public Finance Authority,
5.000%, 03/01/2025	525,000	596,988
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026(Insured by NATL)	795,000	930,277
0.000%, 12/15/2027(ETM)(Insured by NATL)	45,000	34,651
0.000%, 12/15/2029(ETM)(Insured by NATL)	210,000	150,434
State of Wisconsin:
5.000%, 05/01/2024(Callable 05/01/2023)	2,150,000	2,411,913
5.000%, 05/01/2032(Callable 05/01/2023)	5,000,000	5,501,300
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028(Pre-refunded to 06/01/2024)	510,000	581,262
5.000%, 06/01/2030(Pre-refunded to 06/01/2024)	10,500,000	11,967,165
5.000%, 06/01/2031(Pre-refunded to 06/01/2024)	7,975,000	9,089,347
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)	2,295,000	2,480,734
Village of Mount Pleasant WI:
5.000%, 04/01/2036(Callable 04/01/2028)(3)	275,000	305,720
4.000%, 04/01/2037(Callable 04/01/2028)(3)	2,400,000	2,387,568
Wisconsin Center District:
4.000%, 12/15/2029(Callable 06/15/2026)	1,435,000	1,529,940
5.000%, 12/15/2030(Callable 06/15/2026)	775,000	876,308
Wisconsin Health & Educational Facilities Authority:
5.000%, 08/15/2027(Pre-refunded to 08/15/2022)	1,750,000	1,925,297
4.000%, 02/15/2033(Pre-refunded to 08/15/2025)	100,000	108,687
4.000%, 02/15/2038(Pre-refunded to 08/15/2025)	250,000	271,718
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046(Callable 09/01/2025)(Insured by FNMA)	2,450,000	2,512,279
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	1,765,000	1,843,172
		45,504,760	4.1%
Wyoming
Wyoming Community Development Authority,
4.000%, 12/01/2043(Callable 06/01/2027)	700,000	728,994	0.1%
Total Municipal Bonds (Cost $1,114,859,424)		1,116,162,082	99.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (2)	319,481	319,481
Total Short-Term Investment (Cost $319,481)		319,481	0.0%
Total Investments (Cost $1,115,178,905)		1,116,481,563	99.7%
Other Assets in Excess of Liabilities		2,819,313	0.3%
TOTAL NET ASSETS		$1,119,300,876	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2018.
(2)	7-Day Yield.
(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Quality Intermediate Municipal Bond Fund

Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$1,116,162,082	$—	$1,116,162,082
Total Long-Term Investments	—	1,116,162,082	—	1,116,162,082
Short-Term Investment
Money Market Mutual Fund	319,481	—	—	319,481
Total Short-Term Investment	319,481	—	—	319,481
Total Investments	$319,481	$1,116,162,082	$—	$1,116,481,563

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.

Baird Core Intermediate Municipal Bond Fund

Schedule of Investments

September 30, 2018 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
Municipal Bonds
Alabama
Alabama Community College System,
5.000%, 10/01/2028(Callable 10/01/2026)(Insured by AGM)	$310,000	$353,558
Black Belt Energy Gas District,
4.000%, 08/01/2047(Callable 04/01/2022)(Mandatory Tender Date 07/01/2022)(1)	1,000,000	1,046,730
City of Birmingham AL:
5.000%, 03/01/2037(Callable 03/01/2023)	30,000	32,514
0.000%, 03/01/2040(Callable 09/01/2025)	185,000	194,851
5.000%, 03/01/2043(Callable 03/01/2023)	285,000	307,903
0.000%, 03/01/2045(Callable 09/01/2025)	650,000	690,774
City of Mobile Alabama Industrial Development Board,
1.625%, 07/15/2034(Mandatory Tender Date 10/02/2018)(1)	150,000	150,000
City of Pell City AL Special Care Facilities Financing Authority,
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,068,950
County of Jefferson AL,
0.000%, 10/01/2025(Callable 10/01/2023)(Insured by AGM)	1,000,000	786,600
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024(Callable 06/01/2021)	200,000	212,588
		4,844,468	1.7%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029(Callable 06/01/2024)	225,000	249,757
4.000%, 06/01/2040(Callable 06/01/2021)	15,000	15,040
Alaska Industrial Development & Export Authority,
3.500%, 12/01/2020(Callable 12/01/2019)	1,250,000	1,261,487
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027(Callable 08/01/2023)	500,000	549,595
City of Valdez AK:
5.000%, 01/01/2021	435,000	459,682
5.000%, 06/30/2029(Callable 06/30/2022)	1,000,000	1,153,670
		3,689,231	1.3%
Arizona
Arizona Health Facilities Authority,
3.410%, 02/01/2048 (SIFMA Municipal Swap Index + 1.850%)(Callable 08/09/2019)(Mandatory Tender Date 02/05/2020)(2)	115,000	116,274
Arizona Industrial Development Authority:
3.375%, 07/01/2021	530,000	524,430
4.000%, 07/01/2023(Insured by SD CRED PROG)	115,000	119,841
4.000%, 07/01/2023(Insured by SD CRED PROG)	100,000	104,435
4.000%, 07/01/2024(Insured by SD CRED PROG)	200,000	207,904
4.000%, 07/01/2025(Insured by SD CRED PROG)	100,000	104,507
4.000%, 07/01/2026(Insured by SD CRED PROG)	100,000	104,329
5.000%, 05/01/2028	270,000	306,958
4.625%, 08/01/2028	1,160,000	1,147,298
Arizona State University,
5.000%, 07/01/2029(Callable 07/01/2024)	150,000	169,525
BluePath TE Trust,
2.750%, 09/01/2026(Callable 08/27/2021)(3)	434,436	423,677
City of El Mirage AZ,
5.000%, 07/01/2026(Callable 07/01/2020)	400,000	418,588
City of Tucson AZ,
5.000%, 07/01/2032(Callable 07/01/2025)	500,000	567,510
Greater Arizona Development Authority,
5.000%, 08/01/2029(Callable 08/01/2019)	710,000	725,833
Maricopa County Industrial Development Authority,
2.625%, 07/01/2021	165,000	160,738
Maricopa County Unified School District No. 95,
5.000%, 07/01/2028(Callable 07/01/2025)	700,000	808,948
Town of Marana AZ:
4.000%, 07/01/2036(Callable 07/01/2027)	350,000	363,073
4.000%, 07/01/2037(Callable 07/01/2027)	500,000	516,390
		6,890,258	2.4%
Arkansas
Arkansas Technical University,
4.000%, 06/01/2028(Callable 06/01/2023)	1,025,000	1,076,568

City of Conway AR,
5.000%, 10/01/2035(Callable 04/01/2024)	185,000	205,206
City of Fayetteville AR,
3.050%, 01/01/2047(Callable 01/01/2027)	1,035,000	998,371
City of Hot Springs AR,
4.000%, 12/01/2030(Callable 12/01/2023)(Insured by BAM)	540,000	566,427
City of Little Rock AR:
1.150%, 10/01/2018	85,000	85,000
4.000%, 10/01/2031(Callable 10/01/2025)	105,000	108,960
4.000%, 10/01/2033(Callable 10/01/2025)	210,000	216,466
2.000%, 03/01/2038(Callable 03/01/2021)	190,000	189,909
City of Lonoke AR:
5.000%, 06/01/2025	210,000	238,447
4.000%, 06/01/2028(Callable 06/01/2025)	50,000	52,936
City of Magnolia AR,
3.200%, 08/01/2033(Callable 08/01/2024)(Insured by BAM)	1,085,000	1,048,783
City of Marion AR,
2.900%, 09/01/2047(Callable 09/01/2027)	375,000	370,110
City of Maumelle AR:
4.000%, 08/01/2028(Callable 08/01/2025)	290,000	308,151
4.000%, 08/01/2029(Callable 08/01/2025)	700,000	741,146
4.000%, 08/01/2030(Callable 08/01/2025)	325,000	342,872
City of Pine Bluff AR,
3.000%, 02/01/2047(Callable 08/01/2027)(Insured by BAM)	955,000	931,746
City of Russellville AR,
4.000%, 07/01/2028(Callable 07/01/2025)(Insured by AGM)	325,000	344,708
City of Springdale AR,
3.000%, 04/01/2043(Callable 04/01/2024)(Insured by BAM)	1,475,000	1,455,825
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2027(Callable 09/01/2022)(Insured by BAM)	365,000	387,389
University of Central Arkansas:
4.000%, 11/01/2027(Callable 11/01/2025)(Insured by BAM)	340,000	361,314
4.000%, 11/01/2028(Callable 11/01/2025)(Insured by BAM)	250,000	263,875
4.000%, 11/01/2031(Callable 11/01/2025)(Insured by BAM)	885,000	920,409
		11,214,618	3.9%
California
Abag Finance Authority for Nonprofit Corps.,
5.000%, 09/02/2025(Insured by AGM)	375,000	434,974
Acalanes Union High School District,
0.000%, 08/01/2039(Callable 08/01/2029)	100,000	91,723
Bay Area Toll Authority:
2.660%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/01/2023)(Mandatory Tender Date 04/01/2024)(2)	650,000	670,664
2.260%, 04/01/2047 (SIFMA Municipal Swap Index + 0.700%)(Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(2)	250,000	250,642
Beaumont Unified School District,
0.000%, 08/01/2041(Pre-refunded to 08/01/2026)(Insured by AGM)	25,000	27,860
California Health Facilities Financing Authority:
5.000%, 04/01/2020	300,000	311,493
2.756%, 07/01/2022(Insured by NATL)(1)(5)	200,000	194,376
California Municipal Finance Authority,
5.000%, 10/01/2026	300,000	344,910
California Public Finance Authority:
5.000%, 10/15/2020	180,000	187,855
5.000%, 10/15/2021	200,000	212,600
California State Public Works Board,
5.000%, 12/01/2019(Insured by AMBAC)	225,000	229,270
California Statewide Communities Development Authority,
5.600%, 04/01/2028(Insured by NATL)(1)(5)	700,000	700,000
Chawanakee Unified School District:
0.000%, 08/01/2026(Insured by BAM)	110,000	114,044
0.000%, 08/01/2027(Callable 08/01/2026)(Insured by BAM)	100,000	102,746
0.000%, 08/01/2028(Callable 08/01/2026)(Insured by BAM)	75,000	76,475
0.000%, 08/01/2029(Callable 08/01/2026)(Insured by BAM)	80,000	81,012
City of Marysville CA,
5.250%, 01/01/2042(Pre-refunded to 01/01/2021)	95,000	101,923

City of Redding CA,
3.150%, 07/01/2022(ETM)(Insured by NATL)(1)(5)	85,000	83,386
College of the Sequoias Tulare Area Improvement District No. 3,
0.000%, 08/01/2041(Callable 08/01/2026)(Insured by AGM)	235,000	248,665
Colton Joint Unified School District,
0.000%, 08/01/2035(Callable 08/01/2026)(Insured by AGM)	250,000	246,780
Corona-Norca Unified School District,
6.800%, 08/01/2039(Callable 08/01/2027)(Insured by AGM)	890,000	1,149,809
Covina-Valley Unified School District,
0.000%, 08/01/2032(Callable 08/01/2019)(Insured by AGM)	180,000	89,923
Denair Unified School District,
0.000%, 08/01/2031(Insured by AGM)	30,000	32,144
Desert Hot Springs Redevelopment Agency Successor Agency,
5.000%, 09/01/2029(Callable 09/01/2027)(Insured by BAM)	300,000	345,603
East Bay Municipal Utility District,
5.000%, 06/01/2033(Callable 06/01/2024)	475,000	536,265
Eastern Municipal Water District,
1.861%, 07/01/2030 (1 Month LIBOR USD + 0.300%)(Callable 04/01/2021)(Mandatory Tender Date 10/01/2021)(2)	500,000	499,575
El Rancho Unified School District,
0.000%, 08/01/2034(Callable 08/01/2028)(Insured by AGM)	245,000	238,931
Enterprise Elementary School District,
0.000%, 08/01/2035(Callable 08/01/2031)	30,000	32,651
Fresno Joint Powers Financing Authority:
5.000%, 04/01/2020	250,000	260,292
5.000%, 04/01/2027(Insured by AGM)	305,000	354,929
Golden State Tobacco Securitization Corp.,
5.000%, 06/01/2022	365,000	401,453
Imperial Community College District,
0.000%, 08/01/2040(Callable 08/01/2030)(Insured by AGM)	140,000	168,949
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027(Callable 09/01/2025)(Insured by BAM)	275,000	312,598
Lake Elsinore School Financing Authority:
5.000%, 09/01/2028(Callable 09/01/2027)(Insured by BAM)	150,000	175,740
5.000%, 09/01/2029(Callable 09/01/2027)(Insured by BAM)	240,000	278,923
5.000%, 09/01/2030(Callable 09/01/2027)(Insured by BAM)	250,000	288,213
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	90,000	100,445
5.000%, 11/15/2029	50,000	58,109
Needles Unified School District,
0.000%, 08/01/2034(Insured by AGM)	25,000	22,159
Northern California Gas Authority,
2.196%, 07/01/2019 (3 Month LIBOR USD + 0.630%)(2)	295,000	295,035
Norwalk-La Mirada Unified School District,
0.000%, 08/01/2029(Insured by AGC)	210,000	217,245
Oak Park Unified School District,
0.000%, 08/01/2038(Callable 08/01/2031)(Insured by AGM)	110,000	127,255
Oceanside Unified School District,
0.000%, 08/01/2051(Pre-refunded to 08/01/2022)	1,000,000	146,250
Redondo Beach Unified School District:
0.000%, 08/01/2031	20,000	21,075
6.375%, 08/01/2034(Callable 08/01/2026)	590,000	741,140
Richmond Joint Powers Financing Authority,
5.500%, 11/01/2029(Callable 11/01/2025)	300,000	342,582
Rio Hondo Community College District:
0.000%, 08/01/2042(Callable 08/01/2034)	125,000	128,489
0.000%, 08/01/2042(Callable 08/01/2034)	35,000	36,515
Riverside County Public Financing Authority,
5.000%, 10/01/2026(Callable 10/01/2025)(Insured by AGM)	250,000	287,642
San Bernardino City Unified School District,
5.000%, 08/01/2027(Callable 08/01/2023)(Insured by AGM)	450,000	506,331
San Diego Unified School District:
5.000%, 07/01/2030(Callable 07/01/2026)	570,000	671,095
4.000%, 07/01/2032(Callable 07/01/2026)	300,000	323,388
San Mateo Foster City School District,
0.000%, 08/01/2026	75,000	70,709

San Mateo Union High School District,
0.000%, 12/15/2043(Pre-refunded to 12/15/2024)(Insured by AMBAC)	450,000	489,429
Santa Paula Union High School District,
0.000%, 08/01/2037(Callable 08/01/2027)	80,000	73,562
School District of Belmont-Redwood Shores CA,
0.000%, 08/01/2031(Callable 08/01/2026)	100,000	103,168
Silicon Valley Clean Water,
5.000%, 02/01/2039(Callable 02/01/2024)	290,000	320,470
Solano County Community College District,
0.000%, 08/01/2041(Callable 08/01/2028)	100,000	88,442
Soledad Unified School District:
5.000%, 08/01/2037(Callable 10/29/2018)(Insured by BAM)	100,000	100,208
5.000%, 08/01/2038(Callable 10/29/2018)(Insured by BAM)	100,000	100,208
5.000%, 08/01/2039(Callable 10/29/2018)(Insured by BAM)	100,000	100,207
5.000%, 08/01/2040(Callable 10/29/2018)(Insured by BAM)	50,000	50,103
5.000%, 08/01/2041(Callable 10/29/2018)(Insured by BAM)	100,000	100,205
State of California:
2.307%, 12/01/2029 (1 Month LIBOR USD + 0.830%)(Callable 10/29/2018)(Mandatory Tender Date 12/03/2018)(2)	135,000	135,054
5.000%, 08/01/2031(Callable 02/01/2025)	450,000	509,841
Summerville Union High School District,
0.000%, 08/01/2033(Callable 08/01/2028)(Insured by BAM)	25,000	21,823
Upland Unified School District,
0.000%, 08/01/2041(Callable 08/01/2025)	745,000	861,563
West Hills Community College District,
0.000%, 08/01/2035(Callable 08/01/2027)(Insured by AGM)	50,000	47,741
Westside Union School District,
0.000%, 08/01/2028	160,000	117,562
Wiseburn School District,
0.000%, 08/01/2036(Callable 08/01/2031)(Insured by AGM)	50,000	43,378
		17,235,824	5.9%
Colorado
Board of Governors of Colorado State University System,
5.000%, 03/01/2032(Callable 03/01/2027)	125,000	142,965
Broadlands Metropolitan District No. 2,
1.500%, 12/01/2018	75,000	74,852
Bromley Park Metropolitan District,
5.000%, 12/01/2023(Insured by BAM)	225,000	250,009
City & County of Denver Co.:
0.000%, 08/01/2030(Callable 08/01/2026)	500,000	322,010
0.000%, 08/01/2031(Callable 08/01/2026)	150,000	92,241
0.000%, 08/01/2032(Callable 08/01/2026)	335,000	196,444
City of Commerce City CO:
5.000%, 12/15/2028(Callable 12/15/2027)(Insured by AGM)	100,000	115,975
5.000%, 12/15/2029(Callable 12/15/2027)(Insured by AGM)	310,000	356,295
5.000%, 12/15/2030(Callable 12/15/2027)(Insured by AGM)	500,000	570,375
City of Fort Lupton CO:
5.000%, 12/01/2027(Insured by AGM)	75,000	87,988
5.000%, 12/01/2028(Callable 12/01/2027)(Insured by AGM)	210,000	244,339
5.000%, 12/01/2029(Callable 12/01/2027)(Insured by AGM)	250,000	289,358
5.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	350,000	403,585
City of Sheridan CO,
5.000%, 12/01/2042(Callable 12/01/2025)	1,130,000	1,260,786
Colorado Educational & Cultural Facilities Authority:
5.000%, 10/01/2020	400,000	418,884
5.000%, 10/01/2025	750,000	834,038
4.000%, 12/15/2025	1,340,000	1,374,317
4.000%, 04/01/2028	540,000	571,817
5.000%, 08/15/2030(Callable 08/15/2024)	500,000	541,670
Colorado Health Facilities Authority:
5.000%, 12/01/2023	50,000	54,499
5.000%, 06/01/2027	750,000	845,970
Colorado Housing & Finance Authority:
1.850%, 04/01/2020(Mandatory Tender Date 10/01/2019)(1)	1,500,000	1,493,220
4.000%, 05/01/2048(Callable 11/01/2026)(Insured by GNMA)	485,000	504,715

Colorado School of Mines,
5.000%, 12/01/2029(Callable 12/01/2027)(Insured by ST)	125,000	144,679
Denver Health & Hospital Authority:
5.000%, 12/01/2025	400,000	445,752
5.000%, 12/01/2027	340,000	380,803
E-470 Public Highway Authority,
2.544%, 09/01/2039 (1 Month LIBOR USD + 1.050%)(Callable 03/01/2021)(Mandatory Tender Date 09/01/2021)(2)	500,000	504,210
El Paso County School District No. 3,
5.000%, 12/01/2030(Callable 12/01/2022)(Insured by ST)	250,000	274,770
Glen Metropolitan District No. 1,
2.500%, 12/01/2025(Insured by BAM)	145,000	140,114
Grand River CO,
5.250%, 12/01/2033(Callable 12/01/2028)(Insured by AGM)	1,390,000	1,602,906
Southlands Metropolitan District No. 1,
3.000%, 12/01/2022	275,000	272,335
Sterling Hills West Metropolitan District,
5.000%, 12/01/2027	230,000	254,366
VDW Metropolitan District No. 2,
1.250%, 12/01/2018(Insured by AGM)	35,000	34,934
Vista Ridge Metropolitan District:
5.000%, 12/01/2025(Insured by BAM)	600,000	670,254
5.000%, 12/01/2026(Insured by BAM)	460,000	518,351
Woodmen Road Metropolitan District,
3.000%, 12/01/2027(Insured by BAM)	1,605,000	1,603,684
		17,893,510	6.2%
Connecticut
City of Hartford CT:
5.000%, 04/01/2027(Callable 04/01/2023)(Insured by BAM)	535,000	579,935
5.000%, 10/01/2034(Pre-refunded to 10/01/2024)	250,000	284,757
City of New Haven CT:
5.000%, 08/15/2020(ETM)(Insured by BAM)	2,000,000	2,109,520
5.000%, 08/15/2021(ETM)(Insured by AGM)	300,000	324,183
Connecticut Housing Finance Authority,
4.000%, 11/15/2047(Callable 11/15/2026)	225,000	233,964
Connecticut State Health & Educational Facilities Authority:
5.000%, 11/01/2026(Callable 11/01/2022)	135,000	144,543
4.000%, 07/01/2036(Callable 07/01/2028)	1,000,000	1,024,320
State of Connecticut:
5.000%, 04/15/2024	175,000	193,574
5.000%, 10/01/2027(Callable 10/01/2023)	685,000	752,137
5.000%, 07/15/2030(Callable 07/15/2023)	225,000	240,665
5.000%, 09/01/2033(Callable 09/01/2026)	300,000	329,124
Town of Hamden CT,
4.000%, 08/15/2019(Insured by BAM)	250,000	253,610
University of Connecticut,
5.000%, 01/15/2031(Callable 01/15/2027)(Insured by AGM)	1,000,000	1,123,860
		7,594,192	2.6%
District of Columbia
District of Columbia Housing Finance Agency:
2.000%, 09/01/2021(Mandatory Tender Date 09/01/2020)(1)	825,000	816,849
3.500%, 06/15/2023	405,000	411,371
Metropolitan Washington Airports Authority:
5.000%, 10/01/2033(Callable 10/01/2025)	250,000	280,175
6.500%, 10/01/2041(Callable 10/01/2026)(Insured by AGC)	305,000	377,221
0.000%, 10/01/2044(Callable 10/01/2028)	340,000	427,077
0.000%, 10/01/2044(Callable 10/01/2028)(Insured by AGM)	850,000	1,062,781
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024(Pre-refunded to 07/01/2019)	50,000	51,220
		3,426,694	1.2%
Florida
City of Orlando FL:
5.000%, 10/01/2027(Pre-refunded to 10/01/2020)	100,000	105,724
5.000%, 11/01/2034(Callable 11/01/2027)(Insured by AGM)	775,000	867,946

City of Tallahassee FL:
5.000%, 12/01/2029(Callable 12/01/2025)	485,000	534,276
5.000%, 10/01/2033(Callable 10/01/2025)	1,240,000	1,399,650
County of Miami-Dade FL:
5.000%, 04/01/2027(Callable 04/01/2026)	120,000	139,326
0.000%, 10/01/2034(Callable 10/01/2029)(Insured by AGC)	155,000	195,726
0.000%, 10/01/2039(Callable 10/01/2029)(Insured by AGC)	190,000	238,161
Escambia County Health Facilities Authority,
1.700%, 11/15/2029(Optional Put Date 10/01/2018)(Insured by AGC)(1)	900,000	900,000
Florida Housing Finance Corp.:
4.350%, 01/01/2046(Callable 01/01/2024)	590,000	596,336
4.000%, 07/01/2047(Callable 07/01/2025)(Insured by GNMA)	315,000	326,249
Florida Municipal Loan Council:
5.000%, 10/01/2024	115,000	129,555
5.000%, 10/01/2025	110,000	125,206
5.000%, 10/01/2026	90,000	103,404
Florida Municipal Power Agency:
4.000%, 10/01/2030(Callable 10/01/2027)	500,000	535,095
5.000%, 10/01/2031(Pre-refunded to 10/01/2018)(Insured by AGM)	130,000	130,000
Heritage Bay Community Development District,
2.000%, 05/01/2019	225,000	224,573
Highlands County Health Facilities Authority,
1.580%, 11/15/2037(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	2,500,000	2,500,000
Hillsborough County Aviation Authority,
5.000%, 10/01/2035(Callable 10/01/2024)	500,000	549,905
JEA Water & Sewer System Revenue,
5.000%, 10/01/2032(Callable 10/01/2027)	660,000	764,537
Martin County Health Facilities Authority:
3.370%, 11/15/2021	295,000	302,381
5.000%, 11/15/2023	260,000	287,227
Miami Health Facilities Authority:
5.000%, 07/01/2020	140,000	146,310
5.000%, 07/01/2021	250,000	266,005
Miami-Dade County Industrial Development Authority:
5.000%, 01/15/2020	350,000	359,779
5.000%, 01/15/2021	365,000	381,819
Monroe County School District,
5.000%, 10/01/2025(Insured by AGM)	200,000	229,288
Orange County School Board,
5.000%, 08/01/2031(Callable 08/01/2025)	990,000	1,113,384
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025(Pre-refunded to 07/01/2020)(Insured by AGM)	130,000	136,128
Pinellas County Health Facilities Authority,
3.245%, 11/15/2023(Insured by NATL)(1)(5)	275,000	275,000
Pinellas County School Board,
5.000%, 07/01/2033(Callable 07/01/2027)	515,000	583,953
Reedy Creek Improvement District,
4.000%, 06/01/2035(Callable 06/01/2027)	1,000,000	1,034,030
School Board of Miami-Dade County,
5.000%, 11/01/2030(Callable 11/01/2024)	160,000	178,509
Village Community Development District No. 7,
4.000%, 05/01/2021	235,000	244,950
		15,904,432	5.5%
Georgia
Barnesville-Lamar County Industrial Development Authority,
5.000%, 06/01/2028	175,000	204,167
Burke County Development Authority:
2.350%, 10/01/2032(Mandatory Tender Date 12/11/2020)(1)	100,000	99,744
1.850%, 12/01/2049(Mandatory Tender Date 08/22/2019)(1)	140,000	138,923
Chatham County Hospital Authority,
5.000%, 01/01/2031(Pre-refunded to 01/01/2022)	150,000	163,236
City of Atlanta GA:
5.000%, 01/01/2025(Callable 01/01/2020)	225,000	232,110
5.500%, 11/01/2027(Insured by AGM)	145,000	171,524
5.000%, 01/01/2028(Callable 01/01/2020)	1,000,000	1,031,100

City of Dahlonega GA,
4.000%, 09/01/2021(Insured by AGM)	150,000	156,498
Gainesville & Hall County Hospital Authority,
5.000%, 02/15/2029(Callable 02/15/2027)	475,000	535,097
Main Street Natural Gas, Inc.,
4.000%, 04/01/2048(Callable 06/01/2023)(Mandatory Tender Date 09/01/2023)(1)	500,000	525,715
Monroe County Development Authority,
2.050%, 07/01/2049(Mandatory Tender Date 11/19/2021)(1)	750,000	730,605
Morgan County Hospital Authority,
2.750%, 09/01/2019(Callable 03/01/2019)	750,000	749,813
		4,738,532	1.6%
Illinois
Bourbonnais Township Park District:
4.000%, 12/15/2023(Insured by BAM)	100,000	101,973
4.000%, 12/15/2024(Insured by BAM)	125,000	126,986
4.000%, 12/15/2025(Insured by BAM)	130,000	131,619
4.000%, 12/15/2026(Callable 12/15/2025)(Insured by BAM)	135,000	136,088
Bureau County Township High School District No. 502,
6.625%, 10/01/2043(Pre-refunded to 12/01/2023)(Insured by BAM)	290,000	350,572
Chicago Board of Education:
4.250%, 12/01/2018(ETM)	230,000	230,883
5.000%, 12/01/2023(Insured by AGM)	1,000,000	1,089,980
City of Berwyn IL,
4.000%, 12/01/2020	100,000	102,119
City of Chicago IL:
4.000%, 01/01/2019	210,000	210,924
4.250%, 01/01/2019(ETM)	175,000	176,012
5.000%, 01/01/2021(Callable 01/01/2020)(Partially Pre-refunded)	100,000	102,166
5.000%, 01/01/2023(Callable 01/01/2020)(Partially Pre-refunded)	125,000	127,507
5.000%, 01/01/2023	170,000	185,298
5.000%, 01/01/2024	250,000	268,067
5.000%, 01/01/2025(Callable 01/01/2024)(Insured by AGM)	110,000	122,125
5.000%, 01/01/2026(Callable 01/01/2024)	250,000	265,113
0.000%, 01/01/2027(Insured by NATL)	300,000	222,081
5.000%, 11/01/2028(Callable 11/01/2027)(Insured by AGM)	625,000	708,288
5.625%, 01/01/2031(Callable 01/01/2027)	250,000	279,213
5.000%, 11/01/2033(Callable 11/01/2027)(Insured by AGM)	375,000	415,961
City of Country Club Hills IL,
4.000%, 12/01/2019(Insured by BAM)	195,000	198,375
City of Kankakee IL,
4.500%, 05/01/2031(Callable 05/01/2025)(Insured by AGM)	135,000	141,978
City of Rockford IL,
3.000%, 12/15/2022(Insured by AGM)	150,000	151,893
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018(Insured by BAM)	250,000	250,765
Cook & Will Counties Community College District No. 515,
4.000%, 12/01/2021(Callable 06/01/2020)(Insured by AGM)	690,000	703,690
Cook & Will Counties School District No. 194:
4.000%, 12/01/2025(Callable 12/01/2024)(Insured by BAM)	160,000	164,933
4.000%, 12/01/2026(Callable 12/01/2024)(Insured by BAM)	130,000	133,281
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	172,370
Cook County School District No. 104,
0.000%, 12/01/2022(ETM)	500,000	451,975
Cook County School District No. 163:
6.000%, 12/15/2025(Insured by BAM)	430,000	505,069
6.000%, 12/15/2027(Insured by BAM)	1,150,000	1,379,483
Cook County School District No. 83,
5.625%, 06/01/2033	475,000	539,049
County of Washington IL,
4.000%, 12/15/2029(Callable 12/15/2026)(Insured by AGM)	275,000	286,314
Decatur Park District,
4.000%, 03/01/2019(Callable 10/29/2018)	525,000	525,730
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030(Callable 07/01/2020)	300,000	163,113

DuPage County High School District No. 87,
5.000%, 01/01/2029(Callable 01/01/2025)	300,000	332,493
Ford, Champaign Counties Community Unit School District No. 10,
5.000%, 12/01/2027(Callable 12/01/2026)(Insured by AGM)	570,000	649,766
Governors State University:
5.000%, 07/01/2019(Insured by BAM)	250,000	254,290
5.000%, 07/01/2020(Insured by BAM)	190,000	197,005
Illinois Development Finance Authority,
1.620%, 05/01/2031(Optional Put Date 10/01/2018)(1)	1,000,000	1,000,000
Illinois Finance Authority:
5.000%, 02/15/2021	100,000	106,523
5.000%, 10/01/2021	170,000	180,430
5.000%, 10/01/2023	205,000	222,113
4.375%, 12/01/2028(Callable 12/01/2023)	300,000	302,037
5.000%, 01/01/2029(Callable 01/01/2027)	430,000	470,996
5.250%, 02/15/2030(Pre-refunded to 02/15/2020)	245,000	255,528
5.000%, 08/01/2030(Callable 08/01/2024)	1,065,000	1,182,927
6.250%, 10/01/2033(Callable 10/01/2020)	150,000	158,664
4.000%, 05/15/2034(Callable 05/15/2026)	180,000	181,289
2.830%, 05/01/2036 (1 Month LIBOR USD + 1.350%)(Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(2)	300,000	301,266
6.625%, 11/01/2039(Pre-refunded to 05/01/2019)	50,000	51,336
5.100%, 12/01/2043(Callable 12/01/2023)	1,000,000	1,018,850
Illinois Housing Development Authority:
3.100%, 02/01/2035(Callable 02/01/2026)	1,200,000	1,105,344
2.450%, 06/01/2043(Callable 01/01/2023)(Insured by GNMA)	703,570	660,659
Illinois State University:
5.000%, 04/01/2023(Callable 04/01/2021)(Insured by BAM)	440,000	458,863
5.000%, 04/01/2031(Callable 04/01/2028)(Insured by AGM)	500,000	553,765
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036(Callable 01/01/2021)	100,000	106,647
Lake County Community Consolidated School District No. 34,
3.000%, 01/01/2019	100,000	100,235
Macoupin, Sangaman & Montgomery Government Bonds,
4.250%, 12/01/2032(Callable 12/01/2023)(Insured by AGM)	685,000	704,153
Madison County Community Unit School District No. 7,
4.000%, 12/01/2018(Insured by BAM)	685,000	687,034
Metropolitan Pier & Exposition Authority:
0.000%, 06/15/2019(Insured by NATL)	375,000	367,080
0.000%, 06/15/2020(Insured by NATL)	140,000	132,521
5.500%, 12/15/2023(Insured by NATL)	150,000	163,188
5.700%, 06/15/2025(Pre-refunded to 06/15/2022)(Insured by NATL)	15,000	16,995
5.700%, 06/15/2025(Callable 06/15/2022)(Insured by NATL)	50,000	54,811
Metropolitan Water Reclamation District of Greater Chicago:
5.000%, 12/01/2031(Callable 12/01/2021)	1,000,000	1,065,510
5.000%, 12/01/2034(Callable 12/01/2026)	1,500,000	1,650,675
Monroe & St. Clair Counties Community Unit School District No. 5,
5.000%, 04/15/2021(Insured by BAM)	100,000	106,512
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023(Insured by BAM)	415,000	458,388
5.000%, 12/01/2024(Insured by BAM)	100,000	111,175
Peoria City School District No. 150,
5.000%, 01/01/2026(Insured by BAM)	330,000	367,458
Sales Tax Securitization Corp.,
5.000%, 01/01/2028	1,500,000	1,714,575
Sangamon County Water Reclamation District,
5.000%, 01/01/2021	80,000	83,733
Schaumburg Park District,
3.000%, 12/01/2018	425,000	425,808
Shelby Christian Macon Counties Community School District,
4.000%, 12/01/2027(Callable 12/01/2023)(Insured by AGM)	155,000	160,555
Southwestern Illinois Development Authority,
5.100%, 02/01/2029(Callable 02/01/2019)(Partially Pre-refunded)(Insured by AGC)	100,000	100,915
St. Clair County Community Consolidated School District,
0.000%, 12/01/2021	200,000	182,416

St. Clair County School District No. 118,
0.000%, 12/01/2018(Insured by AGC)	350,000	348,674
State of Illinois:
0.000%, 08/01/2019	150,000	146,264
0.000%, 08/01/2019	110,000	107,260
5.000%, 12/01/2019	500,000	513,130
5.000%, 01/01/2022(Callable 01/01/2020)	220,000	225,038
6.000%, 06/15/2024(Insured by NATL)	100,000	114,934
5.000%, 08/01/2024(Callable 08/01/2022)	665,000	690,762
5.000%, 10/01/2026	1,000,000	1,054,560
5.000%, 05/01/2027(Callable 05/01/2024)	150,000	155,985
5.000%, 06/15/2027(Callable 06/15/2021)	1,500,000	1,590,495
5.250%, 07/01/2028(Callable 07/01/2023)	175,000	184,982
5.500%, 07/01/2033(Callable 07/01/2023)	410,000	436,326
Town of Cicero IL:
5.000%, 01/01/2019(Insured by AGM)	400,000	402,588
5.000%, 01/01/2019(Insured by BAM)	205,000	206,326
University of Illinois,
5.000%, 10/01/2021	700,000	747,096
Village of Cary IL,
1.500%, 03/01/2019(Insured by BAM)	127,000	126,348
Village of Crestwood IL:
2.000%, 12/15/2018(Insured by BAM)	525,000	524,659
4.000%, 12/15/2021(Insured by BAM)	250,000	261,387
4.500%, 12/15/2026(Callable 12/15/2022)(Insured by BAM)	200,000	213,304
Village of Franklin Park IL,
5.000%, 04/01/2023(Insured by BAM)	460,000	499,445
Village of River Grove IL:
4.000%, 12/15/2027(Callable 12/15/2026)(Insured by BAM)	135,000	137,934
4.000%, 12/15/2028(Callable 12/15/2026)(Insured by BAM)	205,000	208,581
Will County Community High School District No. 210:
4.000%, 01/01/2022(Callable 01/01/2019)	85,000	84,791
0.000%, 01/01/2023(Insured by AGM)	140,000	121,474
0.000%, 01/01/2026(Insured by AGM)	195,000	147,705
0.000%, 01/01/2027	660,000	460,212
0.000%, 01/01/2027(Insured by AGM)	115,000	83,359
0.000%, 01/01/2028	465,000	308,411
0.000%, 01/01/2028(Insured by AGM)	180,000	124,124
0.000%, 01/01/2029	40,000	25,200
0.000%, 01/01/2033	175,000	88,662
3.375%, 01/01/2033(Callable 01/01/2023)	80,000	62,015
Will County Community Unit School District No. 201,
0.000%, 11/01/2019(Insured by NATL)	905,000	880,746
Will County IL School District No. 365,
0.000%, 11/01/2021(Insured by AGM)	505,000	466,226
Will County Township High School District No. 204:
5.000%, 01/01/2025	125,000	140,275
6.250%, 01/01/2031(Callable 01/01/2021)	300,000	324,354
		41,739,153	14.5%
Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033(Callable 08/01/2022)	250,000	258,882
City of Jeffersonville IN:
5.000%, 01/01/2029(Callable 01/01/2028)(Insured by BAM)	770,000	882,805
5.000%, 01/01/2030(Callable 01/01/2028)(Insured by BAM)	325,000	371,212
City of Lawrence IN,
5.000%, 01/01/2027(Insured by BAM)	385,000	441,175
City of Whiting IN,
1.850%, 06/01/2044(Mandatory Tender Date 10/01/2019)(1)	300,000	298,764
Columbus Multi-High School Building Corp.,
5.000%, 01/15/2029(Insured by ST)	1,200,000	1,415,664
East Allen Multi School Building Corp.,
5.000%, 07/15/2026(Callable 01/15/2023)(Insured by ST)	165,000	181,520
Franklin Township Community School Corp.,
5.000%, 01/15/2035(Callable 01/15/2023)(Insured by ST)	775,000	842,727

Hammond Sanitary District:
5.000%, 01/15/2022(Insured by BAM)	285,000	310,533
5.000%, 07/15/2026(Insured by BAM)	585,000	671,363
5.000%, 01/15/2028(Callable 07/15/2027)(Insured by BAM)	295,000	337,563
Indiana Bond Bank:
2.220%, 10/15/2022 (SIFMA Municipal Swap Index + 0.660%)(2)	100,000	99,590
2.537%, 10/15/2022 (3 Month LIBOR USD + 0.970%)(2)	510,000	513,652
Indiana Finance Authority:
5.000%, 10/01/2023	180,000	198,788
5.500%, 08/15/2045(Callable 08/15/2020)	165,000	170,612
Indiana Health & Educational Facilities Financing Authority,
1.750%, 11/15/2031(Mandatory Tender Date 11/02/2021)(1)	500,000	489,225
IPS Multi-School Building Corp.,
5.000%, 07/15/2026(Callable 01/15/2025)(Insured by ST)	925,000	1,047,211
Kankakee Valley Middle School Building Corp.,
5.000%, 01/15/2029(Insured by ST)	1,000,000	1,158,560
Munster School Building Corp.,
4.000%, 07/15/2024(Insured by ST)	170,000	181,103
North Montgomery High School Building Corp.,
5.000%, 07/15/2033(Callable 07/15/2026)(Insured by ST)	165,000	185,803
Shelbyville Central Renovation School Building Corp.,
5.000%, 01/15/2029(Callable 07/15/2026)(Insured by ST)	210,000	240,215
Tipton County Jail Building Corp.,
5.000%, 01/15/2027(Insured by ST)	245,000	279,351
Westfield High School Building Corp.:
5.000%, 01/15/2029(Callable 01/15/2026)(Insured by ST)	250,000	278,330
5.000%, 01/15/2030(Callable 01/15/2026)(Insured by ST)	300,000	332,970
5.000%, 07/15/2031(Callable 01/15/2026)(Insured by ST)	150,000	165,668
		11,353,286	3.9%
Iowa
City of Coralville IA:
4.000%, 06/01/2019	100,000	100,393
4.000%, 05/01/2022	100,000	101,330
Iowa Higher Education Loan Authority,
2.000%, 12/01/2018(Callable 10/29/2018)	1,000,000	999,370
		1,201,093	0.4%
Kansas
City of Hutchinson KS:
4.000%, 12/01/2020	330,000	335,880
4.000%, 12/01/2021	360,000	368,370
5.000%, 12/01/2022	140,000	148,903
City of Wichita KS,
3.000%, 09/01/2023(Callable 09/01/2022)	1,155,000	1,143,069
Kansas Development Finance Authority,
5.000%, 12/01/2019(Insured by BAM)	250,000	257,297
State of Kansas Department of Transportation,
1.816%, 09/01/2019 (1 Month LIBOR USD + 0.400%)(2)	115,000	115,182
		2,368,701	0.8%
Kentucky
Kentucky Public Energy Authority,
4.000%, 04/01/2048(Callable 01/02/2024)(Mandatory Tender Date 04/01/2024)(1)	500,000	524,390
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2019	325,000	333,895
		858,285	0.3%
Louisiana
City of Shreveport LA,
5.000%, 08/01/2023(Insured by BAM)	350,000	392,108
Louisiana Public Facilities Authority,
5.000%, 10/01/2023	1,000,000	1,094,600
St. Tammany Parish Wide School District No. 12:
4.000%, 03/01/2035(Callable 03/01/2027)	100,000	103,541
4.000%, 03/01/2036(Callable 03/01/2027)	115,000	118,648
Terrebonne Parish Consolidated Government,
0.000%, 04/01/2034(Insured by AGM)	715,000	398,377
		2,107,274	0.7%

Maine
Maine State Housing Authority:
3.500%, 11/15/2045(Callable 05/15/2025)	255,000	260,470
4.000%, 11/15/2045(Callable 11/15/2025)	570,000	590,007
3.500%, 11/15/2046(Callable 11/15/2025)	65,000	66,345
		916,822	0.3%
Massachusetts
Eaton Vance Municipal Bond Fund II,
2.610%, 07/01/2019 (SIFMA Municipal Swap Index + 1.050%)(Callable 10/29/2018)(2)(3)	50,000	49,996
Massachusetts Housing Finance Agency,
4.000%, 12/01/2028(Callable 06/01/2023)	1,000,000	1,044,960
Town of Ashburnham MA,
4.250%, 07/01/2021(Callable 10/29/2018)(Insured by AGC)	700,000	700,994
University of Massachusetts Building Authority,
5.000%, 11/01/2039(Callable 11/01/2024)	325,000	360,305
		2,156,255	0.7%
Michigan
Adrian City School District,
5.000%, 05/01/2029(Callable 05/01/2027)(Insured by Q-SBLF)	125,000	143,277
City of Detroit MI:
5.000%, 07/01/2039(Callable 07/01/2022)(Insured by AGM)	155,000	165,222
5.250%, 07/01/2041(Callable 07/01/2021)	50,000	53,188
City of Wyandotte MI,
5.000%, 10/01/2023(Insured by BAM)	25,000	27,426
Detroit Michigan School District,
5.000%, 05/01/2033(Callable 05/01/2022)(Insured by Q-SBLF)	1,000,000	1,071,960
Flushing Community Schools,
4.000%, 05/01/2029(Callable 05/01/2028)(Insured by Q-SBLF)	220,000	239,345
Lake Orion Community School District,
5.000%, 05/01/2025(Insured by Q-SBLF)	1,635,000	1,864,538
Michigan Finance Authority:
5.000%, 07/01/2034(Callable 07/01/2025)	250,000	272,978
1.100%, 11/15/2046(Mandatory Tender Date 08/15/2019)(1)	565,000	560,491
Roseville Community Schools,
5.000%, 05/01/2026(Insured by Q-SBLF)	400,000	461,492
Trenton Public Schools School District:
5.000%, 05/01/2029(Callable 05/01/2028)(Insured by Q-SBLF)	135,000	157,824
5.000%, 05/01/2030(Callable 05/01/2028)(Insured by Q-SBLF)	300,000	349,089
Warren Consolidated Schools:
5.000%, 05/01/2019(Insured by BAM)	130,000	132,192
5.000%, 05/01/2025(Insured by BAM)	300,000	342,309
Western Michigan University,
5.000%, 11/15/2029(Callable 05/15/2025)	250,000	280,285
Ypsilanti School District,
4.000%, 05/01/2020(Insured by Q-SBLF)	50,000	51,406
		6,173,022	2.1%
Minnesota
City of Maple Grove MN:
5.000%, 05/01/2027	200,000	229,732
5.000%, 05/01/2031(Callable 05/01/2027)	200,000	223,480
City of Plato MN,
4.000%, 04/01/2021	280,000	289,282
County of Kanabec MN,
2.750%, 12/01/2019(Callable 12/01/2018)	600,000	598,692
Minnesota Housing Finance Agency:
4.375%, 07/01/2026(Callable 07/01/2021)(Insured by GNMA)	140,000	142,724
3.300%, 07/01/2029(Callable 07/01/2025)	685,000	685,802
4.000%, 01/01/2038(Callable 01/01/2024)	980,000	1,012,399
4.000%, 01/01/2047(Callable 01/01/2026)(Insured by GNMA)	930,000	962,113
Plymouth Intermediate District No. 287:
4.000%, 02/01/2026	600,000	649,050
4.000%, 02/01/2027	200,000	216,326
4.000%, 02/01/2028(Callable 02/01/2027)	350,000	376,957
4.000%, 02/01/2037(Callable 02/01/2027)	250,000	258,407
		5,644,964	1.9%

Mississippi
City of Gulfport MS,
5.000%, 07/01/2027(Callable 07/01/2026)	500,000	546,930
Mississippi Development Bank,
4.375%, 03/01/2023(Callable 07/01/2019)(Insured by AGC)	150,000	151,918
Southwest Mississippi Regional Medical Center,
2.100%, 06/01/2019(Callable 12/01/2018)	350,000	348,506
State of Mississippi:
0.000%, 10/01/2032	215,000	249,239
5.000%, 10/15/2034(Callable 10/15/2025)	1,000,000	1,101,990
West Rankin Utility Authority:
5.000%, 01/01/2028(Callable 01/01/2025)(Insured by AGM)	100,000	112,281
5.000%, 01/01/2029(Callable 01/01/2025)(Insured by AGM)	275,000	308,105
5.000%, 01/01/2030(Callable 01/01/2025)(Insured by AGM)	590,000	659,950
		3,478,919	1.2%
Missouri
County of Boone MO,
4.000%, 08/01/2019	250,000	252,727
Industrial Development Authority of the City of St. Louis MO,
4.750%, 11/15/2047(Callable 11/15/2026)	500,000	508,740
Missouri Housing Development Commission:
3.700%, 11/01/2035(Callable 05/01/2025)(Insured by GNMA)	160,000	160,275
3.950%, 11/01/2040(Callable 05/01/2025)(Insured by GNMA)	980,000	997,630
4.000%, 05/01/2042(Callable 11/01/2026)(Insured by GNMA)	1,130,000	1,182,229
Move Rolla Transportation Development District,
3.750%, 06/01/2029(Callable 06/01/2026)	435,000	434,983
St. Louis Municipal Finance Corp.,
3.000%, 06/01/2020(Insured by AGM)	130,000	131,645
St. Louis Regional Convention & Sports Complex Authority,
5.250%, 08/15/2019(Insured by AMBAC)	70,000	71,595
State of Missouri Environmental Improvement & Energy Resources Authority,
2.608%, 12/01/2022(Insured by NATL)(1)(5)	500,000	500,000
State of Missouri Health & Educational Facilities Authority,
4.000%, 08/01/2019	150,000	152,206
		4,392,030	1.5%
Montana
City of Billings MT:
5.000%, 07/01/2028(Callable 07/01/2027)	300,000	353,940
5.000%, 07/01/2029(Callable 07/01/2027)	550,000	645,606
Flathead County School District No. 44,
4.000%, 07/01/2038(Callable 07/01/2028)	305,000	315,196
Montana Board of Housing:
3.600%, 12/01/2030(Callable 06/01/2022)	445,000	450,327
3.750%, 12/01/2038(Callable 12/01/2027)(Insured by FHA)	500,000	488,890
Yellowstone County School District No. 8,
5.000%, 07/01/2027	220,000	256,012
		2,509,971	0.9%
Nebraska
Central Plains Energy Project:
5.000%, 09/01/2027(Callable 09/01/2022)	40,000	43,224
5.000%, 09/01/2042(Callable 09/01/2022)	450,000	486,275
County of Buffalo NE:
4.000%, 12/15/2029(Callable 09/13/2021)	200,000	209,924
4.000%, 12/15/2031(Callable 09/13/2021)	300,000	314,013
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	152,491
Gering School District:
5.000%, 12/01/2031(Callable 05/30/2022)	25,000	27,100
5.000%, 12/01/2033(Callable 05/30/2022)	430,000	464,555
5.000%, 12/01/2034(Callable 05/30/2022)	300,000	323,562
Nebraska Investment Finance Authority:
3.500%, 09/01/2036(Callable 03/01/2025)	395,000	389,810
3.500%, 09/01/2046(Callable 03/01/2025)	180,000	184,215

Papio-Missouri River Natural Resource District:
4.000%, 12/15/2027(Callable 06/15/2022)	150,000	157,255
4.000%, 12/15/2028(Callable 06/15/2022)	210,000	219,778
Village of Boys Town NE,
3.000%, 09/01/2028	500,000	498,290
		3,470,492	1.2%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	185,000	184,994
Las Vegas Convention & Visitors Authority,
5.000%, 07/01/2026	1,000,000	1,155,990
Nevada Housing Division:
4.400%, 04/01/2029(Callable 10/01/2021)(Insured by GNMA)	720,000	736,661
5.375%, 10/01/2039(Callable 04/01/2019)(Insured by GNMA)	195,000	196,540
State of Nevada,
5.000%, 06/01/2033(Callable 12/01/2023)	300,000	329,700
Washoe County School District,
5.000%, 05/01/2030(Callable 05/01/2027)	525,000	601,766
		3,205,651	1.1%
New Jersey
City of Atlantic City NJ:
4.000%, 03/01/2019(Insured by AGM)	200,000	201,380
5.000%, 03/01/2020(Insured by AGM)	200,000	207,126
5.000%, 03/01/2021(Insured by BAM)	100,000	105,626
City of Trenton NJ,
4.000%, 07/15/2023(Insured by AGM)	400,000	427,080
City of Union City NJ,
5.000%, 11/01/2023(Insured by ST)	375,000	412,316
Landis Sewage Authority,
5.247%, 09/19/2019(Insured by NATL)(1)(5)	50,000	50,000
New Jersey Economic Development Authority:
5.000%, 07/15/2019	130,000	132,355
5.000%, 07/15/2020	100,000	103,732
5.000%, 06/15/2023(Insured by BAM)	295,000	322,990
5.000%, 03/01/2024(Callable 03/01/2023)	150,000	161,412
3.125%, 07/01/2029(Callable 07/01/2027)	200,000	193,324
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025(Insured by AGM)	200,000	225,692
4.500%, 11/15/2025(Callable 11/15/2020)	150,000	157,485
4.000%, 07/01/2026(Callable 07/01/2022)	1,000,000	1,046,730
5.000%, 07/01/2026(Callable 07/01/2025)(Insured by AGM)	175,000	198,054
New Jersey Housing & Mortgage Finance Agency:
1.350%, 02/01/2020(Mandatory Tender Date 02/01/2019)(1)	710,000	708,268
4.500%, 10/01/2048(Callable 10/01/2027)	1,500,000	1,598,760
New Jersey Transportation Trust Fund Authority:
5.250%, 12/15/2019	345,000	356,744
0.000%, 12/15/2024(Insured by BHAC)	555,000	459,995
New Jersey Turnpike Authority:
5.000%, 01/01/2026(Callable 01/01/2023)	500,000	550,480
5.000%, 01/01/2029(Callable 01/01/2028)	50,000	58,417
2.230%, 01/01/2030 (1 Month LIBOR USD + 0.750%)(Callable 07/01/2022)(Mandatory Tender Date 01/01/2023)(2)	650,000	655,558
Passaic Valley Sewerage Commission,
5.750%, 12/01/2022	500,000	560,705
		8,894,229	3.1%
New Mexico
New Mexico Hospital Equipment Loan Council,
4.750%, 07/01/2022	520,000	537,872
New Mexico Mortgage Finance Authority,
3.500%, 09/01/2036(Callable 03/01/2025)	975,000	943,391
New Mexico Municipal Energy Acquisition Authority,
2.166%, 11/01/2039 (1 Month LIBOR USD + 0.750%)(Callable 02/01/2019)(Mandatory Tender Date 08/01/2019)(2)	315,000	315,255
		1,796,518	0.6%
New York
Brooklyn Arena Local Development Corp.,
4.000%, 07/15/2029(Callable 01/15/2027)(Insured by AGM)	610,000	640,713

City of New York NY,
5.250%, 07/01/2029(Callable 07/01/2023)	250,000	274,705
Metropolitan Transportation Authority,
5.000%, 11/15/2038(Callable 11/15/2023)	500,000	543,400
MTA Hudson Rail Yards Trust Obligations,
5.000%, 11/15/2046(Callable 11/15/2019)	1,250,000	1,283,275
New York City Transitional Finance Authority:
0.000%, 08/01/2031(1)	350,000	350,000
5.000%, 08/01/2031(Callable 08/01/2028)	50,000	58,364
5.000%, 08/01/2034(Callable 08/01/2026)	650,000	734,292
New York City Water & Sewer System,
1.620%, 06/15/2050(Optional Put Date 10/01/2018)(1)	900,000	900,000
New York State Dormitory Authority:
4.000%, 12/01/2018	400,000	400,892
5.000%, 07/01/2023(Insured by ST)	150,000	168,326
Niskayuna Central School District,
1.630%, 03/15/2019(Insured by ST)	165,000	164,010
Port Authority of New York & New Jersey,
5.000%, 09/01/2031(Callable 09/01/2024)	270,000	303,099
State of New York Mortgage Agency,
3.500%, 10/01/2043(Callable 04/01/2023)	335,000	342,012
Triborough Bridge & Tunnel Authority,
2.001%, 01/01/2031 (1 Month LIBOR USD + 0.580%)(Callable 11/01/2018)(Mandatory Tender Date 12/01/2018)(2)	235,000	235,059
		6,398,147	2.2%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022(Insured by AGC)	150,000	163,047
North Carolina Housing Finance Agency,
4.000%, 07/01/2047(Callable 01/01/2027)	620,000	646,437
Wilmington Housing Authority,
1.500%, 10/01/2020(Mandatory Tender Date 10/01/2019)(1)	1,000,000	993,430
		1,802,914	0.6%
North Dakota
City of Mandan ND,
2.750%, 09/01/2041(Callable 10/29/2018)	1,090,000	1,063,644
City of Williston ND,
5.000%, 05/01/2028(Callable 05/01/2023)	435,000	467,338
County of Burleigh ND,
4.000%, 11/01/2029(Callable 11/01/2022)(Insured by AGM)	850,000	883,396
County of Ward ND,
4.000%, 04/01/2026(Callable 04/01/2023)(Insured by AGM)	1,030,000	1,069,511
Jamestown Park District,
2.900%, 07/01/2035(Callable 10/15/2018)	1,435,000	1,406,157
North Dakota Housing Finance Agency,
3.500%, 07/01/2046(Callable 01/01/2026)	415,000	424,528
		5,314,574	1.8%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027(Pre-refunded to 02/15/2022)	285,000	313,366
City of Avon OH,
3.000%, 09/05/2019	800,000	807,240
City of Bowling Green OH,
4.500%, 06/01/2019(ETM)	80,000	81,321
City of Cleveland OH:
5.000%, 10/01/2023	430,000	483,647
5.000%, 01/01/2025(Insured by AGM)	100,000	113,260
Clermont County Port Authority,
5.000%, 12/01/2023(Insured by BAM)	310,000	346,202
Columbus-Franklin County Finance Authority:
3.820%, 11/15/2036(Callable 11/15/2021)	500,000	498,040
4.000%, 11/15/2038(Callable 05/15/2022)	345,000	335,219
County of Licking OH:
4.000%, 12/01/2026(Callable 12/01/2021)	105,000	109,890
4.000%, 12/01/2027(Callable 12/01/2021)	60,000	62,627
4.000%, 12/01/2028(Callable 12/01/2021)	250,000	260,402

County of Lorain OH:
2.000%, 11/07/2018	750,000	750,195
2.500%, 04/11/2019	150,000	150,525
4.000%, 12/01/2028(Callable 12/01/2023)	180,000	190,224
5.000%, 12/01/2031(Callable 12/01/2023)	480,000	531,643
County of Trumbull OH,
3.125%, 08/29/2019	400,000	403,132
Lancaster Port Authority,
2.036%, 08/01/2019 (1 Month LIBOR USD + 0.620%)(Callable 02/01/2019)(2)	200,000	200,060
New Riegel Local School District,
4.000%, 12/01/2033(Callable 12/01/2020)(Insured by BAM)	215,000	220,375
Ohio Housing Finance Agency:
3.200%, 09/01/2036(Callable 09/01/2025)(Insured by GNMA)	940,000	897,851
4.000%, 03/01/2047(Callable 09/01/2025)(Insured by GNMA)	375,000	390,161
Ohio Turnpike & Infrastructure Commission:
0.000%, 02/15/2034(Callable 02/15/2031)	780,000	753,410
0.000%, 02/15/2036(Callable 02/15/2031)	335,000	322,042
State of Ohio,
5.000%, 11/15/2028(Callable 05/15/2023)	225,000	248,872
Village of Bratenahl OH,
3.000%, 08/14/2019	400,000	402,116
		8,871,820	3.1%
Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028(Callable 10/01/2026)	350,000	344,613
Oklahoma Housing Finance Agency,
3.300%, 03/01/2031(Callable 03/01/2022)(Insured by GNMA)	475,000	477,275
Oklahoma Water Resources Board,
5.000%, 10/01/2028(Callable 10/01/2024)	180,000	205,888
		1,027,776	0.4%
Oregon
Clackamas Community College District,
0.000%, 06/15/2040(Callable 06/15/2027)	300,000	307,047
Port of Portland OR,
3.000%, 07/01/2019	100,000	100,758
Salem Hospital Facility Authority,
5.000%, 05/15/2035(Callable 05/15/2026)	500,000	551,870
Umatilla County School District,
0.000%, 06/15/2030(Callable 06/15/2027)(Insured by SCH BD GTY)	100,000	90,032
Umatilla County School District No. 6R:
0.000%, 06/15/2028(Callable 06/15/2027)(Insured by SCH BD GTY)	100,000	90,928
0.000%, 06/15/2035(Callable 06/15/2027)(Insured by SCH BD GTY)	415,000	366,018
		1,506,653	0.5%
Pennsylvania
Bethlehem Parking Authority,
2.000%, 10/01/2018(Insured by BAM)	250,000	250,000
Commonwealth Financing Authority:
5.000%, 06/01/2022	750,000	810,585
4.000%, 06/01/2039(Callable 06/01/2028)(Insured by AGM)	1,500,000	1,499,925
Delaware County Authority,
3.000%, 06/01/2019	200,000	200,624
Greater Latrobe School Authority,
2.250%, 04/15/2019(Callable 10/29/2018)(Insured by AGM)	670,000	670,509
Northampton County General Purpose Authority,
2.960%, 08/15/2043 (SIFMA Municipal Swap Index + 1.400%)(Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(2)	225,000	227,333
Penn Hills School District,
5.000%, 11/15/2018(Insured by BAM)	410,000	411,136
Pennsylvania Higher Educational Facilities Authority,
5.250%, 07/01/2019	275,000	280,492
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046(Callable 10/01/2025)	435,000	444,827
Pennsylvania Turnpike Commission:
5.000%, 06/01/2019	25,000	25,487
5.000%, 06/01/2020	50,000	52,341
5.000%, 12/01/2023(Pre-refunded to 12/01/2019)	200,000	206,558

0.000%, 12/01/2028	305,000	338,870
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by BAM)	205,000	252,283
6.000%, 12/01/2030(Callable 12/01/2027)(Insured by AGM)	50,000	61,758
0.000%, 12/01/2038(Callable 12/01/2028)	310,000	333,699
6.375%, 12/01/2038(Callable 12/01/2027)	490,000	596,163
Reading School District,
5.000%, 02/01/2023(Insured by AGM)	230,000	252,363
School District of Philadelphia,
5.000%, 09/01/2023(Insured by ST)	55,000	60,517
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
5.000%, 12/15/2028(Callable 12/15/2027)(Insured by BAM)	500,000	569,945
Upper Moreland Township School District,
5.000%, 10/01/2030(Callable 04/01/2025)(Insured by ST)	250,000	281,832
Washington County Industrial Development Authority,
5.000%, 11/01/2019	285,000	292,789
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020(Insured by BAM)	125,000	129,264
Westmoreland County Municipal Authority,
5.000%, 08/15/2028(Callable 08/15/2027)(Insured by BAM)	1,540,000	1,774,357
		10,023,657	3.5%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021(Insured by AGM)	60,000	62,046
Rhode Island Health & Educational Building Corp.:
5.000%, 05/15/2024(Insured by BAM)	200,000	224,162
1.610%, 06/01/2035(Optional Put Date 10/01/2018)(1)	500,000	500,000
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2046(Callable 04/01/2025)	110,000	112,147
		898,355	0.3%
South Carolina
City of Greenville SC,
5.000%, 02/01/2025(Callable 02/01/2022)	325,000	355,046
County of Florence SC,
5.000%, 11/01/2033(Callable 11/01/2024)	250,000	276,133
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023(Insured by BAM)	500,000	557,620
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023(Insured by BAM)	200,000	220,302
University of South Carolina,
5.000%, 05/01/2023	140,000	156,471
		1,565,572	0.5%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028(Pre-refunded to 09/01/2020)	330,000	348,173
South Dakota Housing Development Authority,
3.375%, 05/01/2033(Callable 05/01/2022)	350,000	350,872
		699,045	0.2%
Tennessee
Knox County Health Educational & Housing Facility Board:
5.000%, 04/01/2022	200,000	214,630
5.000%, 01/01/2026(Callable 01/01/2023)	145,000	158,963
Nashville & Davidson County Metropolitan Government,
1.550%, 11/15/2030(Mandatory Tender Date 11/03/2020)(1)	255,000	250,971
Tennessee Energy Acquisition Corp.:
5.625%, 09/01/2026	50,000	56,586
4.000%, 05/01/2048(Callable 02/01/2023)(Mandatory Tender Date 05/01/2023)(1)	350,000	366,398
Tennessee Housing Development Agency:
3.600%, 01/01/2031(Callable 01/01/2023)	350,000	353,605
4.000%, 01/01/2042(Callable 07/01/2026)	280,000	291,662
4.000%, 07/01/2043(Callable 01/01/2023)	55,000	55,339
4.000%, 07/01/2045(Callable 01/01/2025)	190,000	196,492
		1,944,646	0.7%
Texas
Allen Independent School District,
5.000%, 02/15/2023(PSF Guaranteed)	350,000	389,368

Arlington Higher Education Finance Corp.:
5.000%, 02/15/2025(PSF Guaranteed)	875,000	993,659
4.000%, 08/15/2028(Callable 08/15/2026)(PSF Guaranteed)	250,000	268,490
5.000%, 02/15/2038(Callable 02/15/2025)(PSF Guaranteed)	295,000	322,523
Bexar County Health Facilities Development Corp.:
5.000%, 07/15/2021	145,000	153,567
5.000%, 07/15/2021	250,000	264,150
5.000%, 07/15/2022	200,000	214,058
Brazoria-Fort Bend County Municipal Utility,
2.000%, 09/01/2019(Insured by MAC)	180,000	179,383
Bullard Independent School District,
4.000%, 02/15/2029(Callable 02/15/2024)(PSF Guaranteed)	350,000	373,495
Burleson Independent School District,
2.500%, 02/01/2047(Mandatory Tender Date 08/01/2022)(PSF Guaranteed)(1)	675,000	673,765
City of Amarillo TX,
5.000%, 04/01/2027	175,000	204,655
City of Bryan TX,
5.000%, 07/01/2030(Callable 07/01/2027)(Insured by AGM)	525,000	602,621
City of Dallas TX,
5.000%, 02/15/2021	550,000	585,481
City of Houston TX,
2.840%, 09/01/2033(Insured by AMBAC)(1)(5)	750,000	696,713
City of Round Rock TX:
4.000%, 12/01/2022	280,000	295,820
4.000%, 12/01/2024	205,000	217,995
County of Harris TX,
5.000%, 08/15/2029(Callable 08/15/2022)	150,000	164,034
Crane County Water District,
5.000%, 02/15/2023	250,000	276,257
Danbury Higher Education Authority, Inc.:
4.000%, 02/15/2027(PSF Guaranteed)	200,000	213,326
4.000%, 02/15/2028(Callable 02/15/2027)(PSF Guaranteed)	200,000	212,870
4.000%, 02/15/2030(Callable 02/15/2027)(PSF Guaranteed)	200,000	210,010
4.000%, 02/15/2031(Callable 02/15/2027)(PSF Guaranteed)	200,000	209,116
5.000%, 02/15/2047(Callable 02/15/2022)(PSF Guaranteed)	500,000	535,285
Dickinson Independent School District,
1.350%, 08/01/2037(Mandatory Tender Date 08/01/2019)(PSF Guaranteed)(1)	750,000	745,328
Ferris Independent School District,
5.000%, 08/15/2029(Callable 08/15/2026)(PSF Guaranteed)	560,000	643,042
Fort Bend Independent School District,
1.350%, 08/01/2042(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	975,000	959,858
Grand Parkway Transportation Corp.:
0.000%, 10/01/2034(Callable 10/01/2028)	40,000	37,654
0.000%, 10/01/2047(Callable 10/01/2028)	235,000	218,722
0.000%, 10/01/2048(Callable 10/01/2028)	250,000	232,465
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026(Callable 12/01/2024)	100,000	112,613
5.000%, 12/01/2035(Callable 12/01/2022)	185,000	198,849
Harris County Municipal Utility District No. 390,
2.000%, 04/01/2019(Insured by BAM)	375,000	374,531
Harris County Municipal Utility District No. 500,
3.000%, 12/01/2022(Insured by AGM)	175,000	176,500
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028(Callable 09/01/2023)(Insured by BAM)	250,000	257,415
Harris County-Houston Sports Authority,
5.000%, 11/15/2026(Callable 11/15/2024)(Insured by AGM)	135,000	151,997
Lake Travis Independent School District,
2.625%, 02/15/2048(Mandatory Tender Date 02/15/2022)(PSF Guaranteed)(1)	225,000	226,917
Laredo Community College District:
5.000%, 08/01/2028(Callable 08/01/2027)(Insured by BAM)	250,000	288,525
5.000%, 08/01/2030(Callable 08/01/2027)(Insured by BAM)	500,000	569,560
Leander Independent School District,
0.000%, 08/15/2047(Pre-refunded to 08/15/2024)(PSF Guaranteed)	950,000	233,197

Mansfield Independent School District:
2.500%, 08/01/2042(Mandatory Tender Date 08/01/2021)(PSF Guaranteed)(1)	500,000	502,990
5.000%, 02/15/2047(Callable 02/15/2020)(PSF Guaranteed)	1,400,000	1,447,754
Mesquite Independent School District,
5.000%, 08/15/2029(Callable 08/15/2025)(PSF Guaranteed)	500,000	568,960
Montgomery County Municipal Utility District No. 119:
4.000%, 04/01/2023(Insured by BAM)	200,000	210,422
4.000%, 04/01/2024(Insured by BAM)	200,000	210,480
New Caney Independent School District,
3.000%, 02/15/2050(Mandatory Tender Date 08/15/2021)(PSF Guaranteed)(1)	575,000	585,626
New Hope Cultural Education Facilities Finance Corp.:
3.000%, 07/01/2019	125,000	125,411
4.000%, 04/01/2020	175,000	178,369
4.000%, 07/01/2022	120,000	125,084
3.625%, 08/15/2022(Callable 08/15/2021)	230,000	228,229
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	112,167
5.000%, 01/01/2033(Callable 01/01/2026)	675,000	755,318
0.000%, 09/01/2037(Pre-refunded to 09/01/2031)	2,000,000	843,340
5.500%, 09/01/2041(Pre-refunded to 09/01/2021)	240,000	262,159
0.000%, 09/01/2043(Pre-refunded to 09/01/2031)	350,000	376,236
Northside Independent School District,
2.125%, 08/01/2040(Callable 02/01/2019)(Mandatory Tender Date 08/01/2020)(PSF Guaranteed)(1)	490,000	490,078
Rio Vista Independent School District,
4.000%, 08/15/2028(Callable 08/15/2025)(Insured by BAM)	125,000	130,726
Rosebud-Lott Independent School District:
5.500%, 02/15/2030(Callable 02/15/2025)(PSF Guaranteed)	100,000	117,175
5.500%, 02/15/2031(Callable 02/15/2025)(PSF Guaranteed)	100,000	117,111
Royse City Independent School District,
5.000%, 02/15/2038(Callable 08/15/2020)(PSF Guaranteed)	200,000	209,482
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	115,000	127,081
San Angelo Independent School District,
5.000%, 02/15/2029(Callable 02/15/2024)(PSF Guaranteed)	1,250,000	1,397,413
San Juan Higher Education Finance Authority,
5.125%, 08/15/2020	375,000	385,890
Texas Department of Housing & Community Affairs,
4.250%, 09/01/2048(Callable 09/01/2027)(Insured by GNMA)	1,300,000	1,308,606
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	145,000	145,934
5.250%, 12/15/2019	40,000	41,395
6.250%, 12/15/2026	335,000	385,119
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2026(Callable 12/15/2022)	190,000	206,064
5.000%, 12/15/2028(Callable 12/15/2022)	575,000	620,069
5.000%, 12/15/2029(Callable 12/15/2022)	250,000	268,878
Texas Municipal Power Agency,
5.000%, 09/01/2047(Callable 09/01/2020)	500,000	522,350
Town of Providence Village TX,
4.000%, 03/01/2025(Insured by BAM)	105,000	112,923
Travis County Municipal Utility District No. 4,
4.000%, 09/01/2035(Callable 09/01/2022)(Insured by AGM)	615,000	631,808
Viridian Municipal Management District:
4.000%, 12/01/2027(Callable 12/01/2023)(Insured by AGM)	315,000	327,811
4.000%, 12/01/2028(Callable 12/01/2023)(Insured by AGM)	470,000	487,752
6.000%, 12/01/2035(Callable 12/01/2024)(Insured by BAM)	90,000	106,532
Washington County Junior College District,
5.000%, 10/01/2028(Callable 04/01/2026)(Insured by BAM)	500,000	567,770
Wimberley Independent School District,
4.000%, 08/15/2031(Callable 08/15/2027)(PSF Guaranteed)	330,000	349,975
		29,274,301	10.1%
Utah
Salt Lake City Corp.,
5.000%, 07/01/2030(Callable 07/01/2027)	155,000	178,689

Timpanogos Special Service District:
4.000%, 06/01/2026(Callable 06/01/2024)	450,000	479,547
4.000%, 06/01/2029(Callable 06/01/2024)	40,000	42,175
Utah Charter School Finance Authority:
4.000%, 04/15/2019(Insured by UT CSCE)	205,000	206,921
5.000%, 04/15/2027(Callable 04/15/2026)(Insured by UT CSCE)	365,000	411,023
5.000%, 04/15/2028(Callable 04/15/2026)(Insured by UT CSCE)	720,000	807,703
5.000%, 04/15/2037(Callable 04/15/2026)(Insured by UT CSCE)	520,000	565,521
Utah Housing Corp.:
2.000%, 07/01/2021(Mandatory Tender Date 01/01/2021)(Insured by GNMA)(1)	400,000	395,260
4.000%, 01/01/2045(Callable 01/01/2026)(Insured by FHA)	375,000	389,010
Utah Infrastructure Agency:
5.000%, 10/15/2026	140,000	160,507
5.000%, 10/15/2027	125,000	144,550
Utah Transit Authority,
5.000%, 12/15/2029(Callable 06/15/2028)	75,000	86,722
		3,867,628	1.3%
Vermont
City of Burlington VT,
5.000%, 07/01/2028(Callable 07/01/2027)	275,000	312,493
Vermont Economic Development Authority,
2.000%, 07/01/2020(Callable 07/01/2019)	650,000	633,770
Vermont Housing Finance Agency,
3.650%, 11/01/2032(Callable 11/01/2024)	120,000	120,452
Vermont Public Power Supply Authority,
4.000%, 07/01/2020	335,000	345,154
		1,411,869	0.5%
Virgin Islands
Virgin Islands Public Finance Authority,
5.000%, 09/01/2020	400,000	413,552	0.1%

Virginia
City of Petersburg VA,
4.000%, 11/01/2025(Callable 11/01/2022)(Insured by ST)	450,000	469,031	0.2%

Washington
City of Tacoma WA:
5.000%, 12/01/2026(Callable 06/01/2026)	360,000	416,423
5.000%, 12/01/2027(Callable 06/01/2026)	400,000	460,600
Energy Northwest,
5.000%, 07/01/2030(Callable 07/01/2028)	600,000	709,086
Grays Harbor County Public Hospital District No. 1,
3.000%, 08/01/2019(Callable 12/01/2018)	1,000,000	996,720
Lewis County School District No. 302,
5.000%, 12/01/2031(Callable 06/01/2025)(Insured by SCH BD GTY)	235,000	267,599
Pacific County School District No. 118,
4.000%, 12/01/2025(Insured by SCH BD GTY)	215,000	231,781
State of Washington,
5.000%, 02/01/2038(Callable 02/01/2024)	645,000	709,422
Washington Biomedical Research Properties 3.2,
5.000%, 01/01/2037(Callable 07/01/2025)	100,000	110,969
Washington Health Care Facilities Authority,
6.375%, 10/01/2036(Callable 10/29/2018)	45,000	45,134
Washington State Housing Finance Commission:
3.700%, 12/01/2033(Callable 06/01/2024)	85,000	85,107
3.700%, 12/01/2034(Callable 06/01/2025)	165,000	164,000
		4,196,841	1.4%
West Virginia
Morgantown Building Commission:
2.300%, 10/01/2018	245,000	245,000
2.400%, 10/01/2019(Callable 10/29/2018)	255,000	254,222
		499,222	0.2%
Wisconsin
Milwaukee Redevelopment Authority,
2.150%, 12/01/2038(Callable 10/01/2018)(Optional Put Date 10/05/2018)(1)	180,000	180,000

Public Finance Authority:
4.000%, 12/01/2020	650,000	654,128
3.000%, 11/15/2022(Callable 11/15/2018)	750,000	750,375
Southeast Wisconsin Professional Baseball Park District,
0.000%, 12/15/2023(ETM)(Insured by NATL)	25,000	21,957
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038(Callable 04/01/2023)	690,000	745,842
Village of Mount Pleasant WI:
5.000%, 04/01/2036(Callable 04/01/2028)(6)	1,000,000	1,111,710
4.000%, 04/01/2037(Callable 04/01/2028)(6)	1,000,000	994,820
Village of Sussex WI,
3.000%, 06/01/2023(Callable 06/01/2022)	590,000	597,564
West Allis West Milwaukee School District,
3.000%, 04/01/2019	130,000	129,745
Wisconsin Center District:
5.250%, 12/15/2023(Insured by AGM)	195,000	213,591
0.000%, 12/15/2027(Insured by NATL)	220,000	163,816
5.250%, 12/15/2027(Insured by AGM)	85,000	96,644
5.000%, 12/15/2028(Callable 06/15/2026)	85,000	96,862
5.000%, 12/15/2030(Callable 12/15/2022)	395,000	427,584
Wisconsin Health & Educational Facilities Authority:
4.000%, 09/15/2019	165,000	167,221
2.650%, 11/01/2020(Callable 11/01/2019)	1,000,000	992,180
5.000%, 07/01/2023	165,000	179,264
5.000%, 07/01/2024	250,000	274,405
4.000%, 09/15/2025(Callable 09/15/2023)	200,000	205,792
5.000%, 07/01/2026(Callable 07/01/2024)	50,000	54,442
4.000%, 09/15/2026(Callable 09/15/2023)	500,000	511,955
4.000%, 07/15/2028(Pre-refunded to 07/15/2021)	180,000	189,304
5.000%, 08/15/2028(Callable 08/15/2023)	1,000,000	1,098,990
5.000%, 12/01/2028(Callable 11/01/2026)	45,000	51,242
5.000%, 12/15/2030(Callable 12/15/2024)	360,000	394,268
5.125%, 04/15/2031(Pre-refunded to 04/15/2023)	480,000	539,630
5.000%, 02/15/2032(Callable 02/15/2022)	50,000	52,917
5.000%, 04/01/2032(Callable 10/01/2022)	290,000	311,808
1.375%, 11/15/2038(Mandatory Tender Date 12/03/2019)(1)	195,000	193,440
5.250%, 10/15/2039(Callable 10/15/2021)	460,000	488,989
Wisconsin Housing & Economic Development Authority:
4.550%, 07/01/2037(Callable 07/01/2022)	165,000	169,061
4.700%, 07/01/2047(Callable 07/01/2022)	90,000	92,068
4.000%, 03/01/2048(Callable 03/01/2027)(Insured by FNMA)	480,000	501,259
		12,652,873	4.4%
Total Municipal Bonds (Cost $290,469,901)		288,536,900	99.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (4)	94,164	94,164
Total Short-Term Investment (Cost $94,164)		94,164	0.0%
Total Investments (Cost $290,564,065)		288,631,064	99.5%
Other Assets in Excess of Liabilities		1,469,794	0.5%
TOTAL NET ASSETS		$290,100,858	100.0%

Notes to Schedule of Investments

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Fannie Mae
GNMA	Ginnie Mae
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Finance Authority

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2018.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2018.
(3)	Security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2018, the value of these securities totals $473,673, which represents 0.16% of total net assets.
(4)	7-Day Yield.
(5)	Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$288,536,900	$–	$288,536,900
Total Long-Term Investments	–	288,536,900	–	288,536,900
Short-Term Investment
Money Market Mutual Fund	94,164	–	–	94,164
Total Short-Term Investment	94,164	–	–	94,164
Total Investments	$94,164	$288,536,900	$–	$288,631,064

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Common Stocks

	Shares	Value	% of Net Assets
Aerospace & Defense
BWX Technologies, Inc.	431,545	$26,988,824	1.6%
Mercury Systems, Inc. (1)	302,131	16,713,887	1.0%
		43,702,711	2.6%
Auto Components
Visteon Corp. (1)	116,660	10,837,714	0.7%
Banks
East West Bancorp, Inc.	446,795	26,973,014	1.6%
Biotechnology
Alexion Pharmaceuticals, Inc. (1)	175,901	24,451,998	1.5%
Building Products
AO Smith Corp.	540,763	28,860,521	1.7%
Capital Markets
Affiliated Managers Group, Inc.	117,827	16,109,308	1.0%
MarketAxess Holdings, Inc.	91,125	16,264,901	1.0%
		32,374,209	2.0%
Commercial Services & Supplies
Cintas Corporation	121,183	23,971,209	1.4%
Distributors
LKQ Corp. (1)	725,859	22,987,955	1.4%
Pool Corp.	224,708	37,499,271	2.3%
		60,487,226	3.7%
Electrical Equipment
Rockwell Automation, Inc.	149,053	27,950,419	1.7%
Electronic Equipment, Instruments & Components
CDW Corp.	368,728	32,787,294	2.0%
Cognex Corp.	217,415	12,136,105	0.7%
Littelfuse, Inc.	104,184	20,616,972	1.2%
Trimble Navigation Ltd. (1)	673,107	29,253,230	1.8%
		94,793,601	5.7%
Food Products
Lamb Weston Holdings, Inc.	347,280	23,128,848	1.4%
Health Care Equipment & Supplies
ABIOMED, Inc. (1)	31,956	14,372,211	0.9%
The Cooper Cos., Inc.	58,074	16,095,209	1.0%
Edwards Lifesciences Corp. (1)	214,277	37,305,626	2.3%
IDEXX Laboratories, Inc. (1)	112,429	28,069,024	1.7%
		95,842,070	5.9%
Health Care Providers & Services
Henry Schein, Inc. (1)	393,607	33,468,403	2.0%
Health Care Technology
Veeva Systems, Inc. (1)	303,211	33,010,582	2.0%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	103,235	30,433,678	1.8%
Vail Resorts, Inc.	130,813	35,897,703	2.2%
		66,331,381	4.0%
Insurance
Arthur J Gallagher & Co.	452,425	33,678,517	2.0%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	346,310	17,793,408	1.1%
GrubHub, Inc. (1)	306,790	42,527,230	2.6%
		60,320,638	3.7%

IT Services
Black Knight, Inc. (1)	461,855	23,993,367	1.4%
Broadridge Financial Solutions, Inc.	264,470	34,896,816	2.1%
EPAM Systems, Inc. (1)	259,366	35,714,698	2.2%
Euronet Worldwide, Inc. (1)	333,780	33,451,432	2.0%
Fiserv, Inc. (1)	495,313	40,803,885	2.5%
Gartner, Inc. (1)	171,161	27,129,019	1.6%
Global Payments, Inc.	272,570	34,725,418	2.1%
		230,714,635	13.9%
Life Sciences Tools & Services
ICON PLC (1)(2)	201,730	31,015,987	1.9%
Machinery
Graco, Inc.	570,166	26,421,493	1.6%
WABCO Holdings, Inc. (1)	146,062	17,226,552	1.0%
Xylem, Inc.	191,515	15,296,303	0.9%
		58,944,348	3.5%
Media
Cable One, Inc.	35,604	31,460,050	1.9%
Multiline Retail
Dollar General Corp.	287,821	31,458,836	1.9%
Ollie's Bargain Outlet Holdings, Inc. (1)	393,923	37,856,000	2.3%
		69,314,836	4.2%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	227,992	30,822,238	1.9%
Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	155,254	26,102,855	1.6%
Professional Services
Verisk Analytics, Inc. (1)	321,013	38,698,117	2.3%
Road & Rail
J.B. Hunt Transport Services, Inc.	192,902	22,943,764	1.4%
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.	354,940	28,008,316	1.7%
Monolithic Power Systems, Inc.	215,957	27,109,082	1.6%
		55,117,398	3.3%
Software
Red Hat, Inc. (1)	107,250	14,616,030	0.9%
ServiceNow, Inc. (1)	176,922	34,611,251	2.1%
Synopsys, Inc. (1)	285,483	28,151,478	1.7%
Tyler Technologies, Inc. (1)	147,813	36,223,054	2.2%
The Ultimate Software Group, Inc. (1)	103,600	33,378,884	2.0%
		146,980,697	8.9%
Specialty Retail
Burlington Stores, Inc. (1)	239,080	38,950,914	2.3%
O'Reilly Automotive, Inc. (1)	113,376	39,377,752	2.4%
		78,328,666	4.7%
Trading Companies & Distributors
Beacon Roofing Supply, Inc. (1)	652,610	23,617,956	1.4%
Fastenal Co.	304,672	17,677,069	1.1%
Univar, Inc. (1)	803,630	24,639,296	1.5%
Watsco, Inc.	96,815	17,242,752	1.0%
		83,177,073	5.0%
Total Common Stocks		1,623,803,725	98.1%
(Cost $1,105,338,943)

Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (3)	32,425,170	32,425,170	2.0%
Total Short-Term Investment		32,425,170	2.0%
(Cost $32,425,170)
Total Investments		1,656,228,895	100.1%
(Cost $1,137,764,113)
Liabilities in Excess of Other Assets		(1,308,900)	(0.1)%
TOTAL NET ASSETS		$1,654,919,995	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird MidCap Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,623,803,725	$–	$–	$1,623,803,725
Total Equity	1,623,803,725	–	–	1,623,803,725
Short-Term Investment
Money Market Mutual Fund	32,425,170	–	–	32,425,170
Total Short-Term Investment	32,425,170	–	–	32,425,170
Total Investments*	$1,656,228,895	$–	$–	$1,656,228,895

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird Small/Mid Cap Value Fund
Schedule of Investments September 30, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	6,245	$418,727	2.0%
Air Freight & Logistics
Air Transport Services Group, Inc. (1)	21,201	455,185	2.2%
Atlas Air Worldwide Holdings, Inc. (1)	6,492	413,865	2.0%
		869,050	4.2%
Banks
Hilltop Holdings, Inc.	12,408	250,269	1.2%
Capital Markets
Diamond Hill Investment Group, Inc.	1,561	258,174	1.3%
Commercial Services & Supplies
Deluxe Corp.	4,766	271,376	1.3%
Communications Equipment
Resonant, Inc. (1)	43,470	176,488	0.9%
Construction & Engineering
Quanta Services, Inc. (1)	13,723	458,074	2.2%
Distributors
LKQ Corp. (1)	13,312	421,591	2.1%
Electric Utilities
Alliant Energy Corp.	8,546	363,803	1.8%
Pinnacle West Capital Corp.	5,013	396,929	1.9%
		760,732	3.7%
Electronic Equipment, Instruments & Components
Belden, Inc.	5,670	404,895	2.0%
Dolby Laboratories, Inc. - Class A	6,492	454,245	2.2%
		859,140	4.2%
Energy Equipment & Services
Solaris Oilfield Infrastructure, Inc. (1)	24,570	464,127	2.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	9,450	501,985	2.4%
CyrusOne, Inc.	8,212	520,641	2.5%
Physicians Realty Trust	25,063	422,562	2.1%
Ryman Hospitality Properties, Inc.	4,766	410,686	2.0%
Sunstone Hotel Investors, Inc.	25,474	416,755	2.0%
		2,272,629	11.0%
Food Products
Lamb Weston Holdings, Inc.	7,724	514,418	2.5%
Health Care Equipment & Supplies
ICU Medical, Inc. (1)	2,794	790,004	3.8%
Health Care Providers & Services
DaVita, Inc. (1)	5,834	417,889	2.0%
Laboratory Corp. of America Holdings (1)	2,301	399,638	1.9%
		817,527	3.9%
Household Durables
ZAGG, Inc. (1)	43,717	644,826	3.1%
Insurance
American Financial Group, Inc.	5,917	656,609	3.2%
Internet & Direct Marketing Retail
Stamps.com, Inc. (1)	2,244	507,593	2.5%
IT Services
Leidos Holdings, Inc.	6,163	426,233	2.1%
VeriSign, Inc. (1)	2,712	434,246	2.1%
		860,479	4.2%
Machinery
Spartan Motors, Inc.	20,954	309,072	1.5%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	14,627	490,151	2.4%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	40,758	422,253	2.1%

Pharmaceuticals
Jazz Pharmaceuticals PLC (1)(2)	2,301	386,867	1.9%
Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	35,992	521,524	2.5%
Integrated Device Technology, Inc. (1)	10,190	479,032	2.3%
Silicon Motion Technology Corp. - ADR (2)	7,642	410,375	2.0%
		1,410,931	6.8%
Software
j2 Global, Inc.	5,999	497,017	2.4%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	17,585	604,748	3.0%
Essent Group Ltd. (1)(2)	8,382	370,904	1.8%
Meta Financial Group, Inc.	6,363	525,902	2.6%
NMI Holdings, Inc. (1)	18,818	426,228	2.1%
		1,927,782	9.5%
Trading Companies & Distributors
Air Lease Corp.	8,793	403,423	2.0%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	44,159	1,541,149	7.5%
Total Common Stocks		19,660,478	95.7%
(Cost $15,647,490)
Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (3)	896,703	896,703	4.4%
Short-Term Investment		896,703	4.4%
(Cost $896,703)
Total Investments		20,557,181	100.1%
(Cost $16,544,193)
Liabilities in Excess of Other Assets		(14,768)	(0.1)%
TOTAL NET ASSETS		$20,542,413	100.0%

Notes to Schedule of Investments

(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.
ADR	American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).

GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC(“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird Small/Mid Cap Value Fund

Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$19,660,478	$–	$–	$19,660,478
Total Equity	19,660,478	–	–	19,660,478
Short-Term Investment
Money Market Fund	896,703	–	–	896,703
Total Short-Term Investment	896,703	–	–	896,703
Total Investments*	$20,557,181	$–	$–	$20,557,181

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,965	$869,303	2.3%
Air Freight & Logistics
Air Transport Services Group, Inc. (1)	39,055	838,511	2.2%
Atlas Air Worldwide Holdings, Inc. (1)	13,967	890,396	2.4%
		1,728,907	4.6%
Banks
Hilltop Holdings, Inc.	23,049	464,898	1.3%
Biotechnology
Eagle Pharmaceuticals, Inc. (1)	8,003	554,848	1.5%
Building Products
Patrick Industries, Inc. (1)	11,124	658,541	1.8%
Capital Markets
Diamond Hill Investment Group, Inc.	4,162	688,353	1.9%
Commercial Services & Supplies
Deluxe Corp.	10,244	583,293	1.6%
Communications Equipment
Resonant, Inc. (1)	81,471	330,772	0.9%
Construction & Engineering
Quanta Services, Inc. (1)	26,090	870,884	2.3%
Electric Utilities
Alliant Energy Corp.	20,168	858,552	2.3%
Electronic Equipment, Instruments & Components
Belden, Inc.	10,404	742,950	2.0%
Knowles Corp. (1)	49,139	816,690	2.2%
		1,559,640	4.2%
Energy Equipment & Services
Select Energy Services, Inc. (1)	36,970	437,725	1.2%
Solaris Oilfield Infrastructure, Inc. (1)	52,020	982,658	2.6%
		1,420,383	3.8%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	20,008	1,062,825	2.9%
CyrusOne, Inc.	14,939	947,132	2.5%
Physicians Realty Trust	44,817	755,615	2.0%
Ryman Hospitality Properties, Inc.	8,963	772,342	2.1%
Sunstone Hotel Investors, Inc.	44,283	724,470	1.9%
		4,262,384	11.4%
Food Products
Lamb Weston Holdings, Inc.	17,767	1,183,282	3.2%
Health Care Equipment & Supplies
ICU Medical, Inc. (1)	5,117	1,446,832	3.9%
Household Durables
ZAGG, Inc. (1)	81,951	1,208,777	3.2%
Internet & Direct Marketing Retail
Stamps.com, Inc. (1)	4,857	1,098,653	2.9%
Machinery
Spartan Motors, Inc.	51,121	754,035	2.0%
Mortgage Real Estate Investment Trusts (REITs)
Blackstone Mortgage Trust, Inc.	27,851	933,287	2.5%
Capstead Mortgage Corp.	84,032	664,693	1.8%
		1,597,980	4.3%
Multi-Utilities
Algonquin Power & Utilities Corp. (2)	103,879	1,076,187	2.9%

Semiconductors & Semiconductor Equipment
Cypress Semiconductor Corp.	67,546	978,742	2.6%
Integrated Device Technology, Inc. (1)	21,549	1,013,018	2.7%
Silicon Motion Technology Corp. (2)	15,548	834,928	2.2%
		2,826,688	7.5%
Software
j2 Global, Inc.	13,605	1,127,174	3.0%
Technology Hardware, Storage & Peripherals
Immersion Corp. (1)	43,826	463,241	1.2%
Thrifts & Mortgage Finance
Axos Financial, Inc. (1)	32,012	1,100,893	3.0%
Merchants Bancorp	37,294	948,014	2.5%
Meta Financial Group, Inc.	11,845	978,989	2.6%
NMI Holdings, Inc. (1)	34,905	790,598	2.1%
		3,818,494	10.2%
Trading Companies & Distributors
Air Lease Corp.	16,166	741,696	2.0%
Wireless Telecommunication Services
Boingo Wireless, Inc. (1)	85,574	2,986,533	8.0%
Total Common Stocks		35,180,330	94.2%
(Cost $25,552,119)
Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (3)	2,326,301	2,326,301	6.2%
Total Short-Term Investment		2,326,301	6.2%
(Cost $2,326,301)
Total Investments		37,506,631	100.4%
(Cost $27,878,420)
Liabilities in Excess of Other Assets		(162,410)	(0.4)%
TOTAL NET ASSETS		$37,344,221	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	7-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).

GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC(“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Baird SmallCap Value Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$35,180,330	$–	$–	$35,180,330
Total Equity	35,180,330	–	–	35,180,330
Short-Term Investment
Money Market Mutual Fund	2,326,301	–	–	2,326,301
Total Short-Term Investment	2,326,301	–	–	2,326,301
Total Investments*	$37,506,631	$–	$–	$37,506,631

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Chautauqua International Growth Fund
Schedule of Investments September 30, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Application Software
Temenos Group AG (Switzerland) (2)	42,393	$6,904,653	6.9%
Asset Management & Custody Banks
CI Financial Corp. (Canada)	76,853	1,220,342	1.2%
Julius Baer Group Ltd. (Switzerland) (2)	55,428	2,770,077	2.8%
		3,990,419	4.0%
Automobile Manufacturers
BYD Co. Ltd. (China) (2)	244,281	1,736,789	1.8%
Biotechnology
Genmab A/S (Denmark) (1)(2)	22,763	3,575,432	3.6%
Cable & Satellite
Naspers Ltd. (South Africa) (2)	19,766	4,256,586	4.3%
Data Processing & Outsourced Services
Wirecard AG (Germany) (2)	20,827	4,505,900	4.5%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia) (2)	8,587,707	1,814,743	1.8%
Toronto-Dominion Bank (Canada)	83,308	5,062,397	5.1%
		6,877,140	6.9%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan) (2)	128,872	4,304,514	4.3%
Education Services
TAL Education Group (China) (1)	139,457	3,585,439	3.6%
Electronic Equipment & Instruments
Keyence Corp. (Japan) (2)	8,267	4,802,191	4.8%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) (2)	38,224	3,491,782	3.5%
Industrial Machinery
FANUC Corp. (Japan) (2)	8,463	1,592,168	1.6%
Internet Retail
Ctrip.com International Ltd. - ADR (China) (1)	68,572	2,548,821	2.6%
Investment Banking & Brokerage
DBS Group Holdings Ltd. (Singapore) (2)	257,008	4,902,983	4.9%
IT Consulting & Other Services
Alibaba Group Holding Ltd. - ADR (China) (1)	9,195	1,514,968	1.5%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	46,004	5,328,644	5.4%
Personal Products
Amorepacific Corp. (Republic of Korea) (2)	15,382	3,617,977	3.6%
Pharmaceuticals
Allergan PLC (Ireland)	17,298	3,294,923	3.3%
Novo Nordisk A/S - ADR (Denmark)	97,352	4,589,174	4.6%
Roche Holding AG (Switzerland) (2)	9,336	2,257,589	2.3%
Sinopharm Group Co. Ltd. (China)	602,354	2,947,002	3.0%
		13,088,688	13.2%
Regional Banks
HDFC Bank Ltd. - ADR (India)	44,884	4,223,584	4.3%
Semiconductor Equipment
ASML Holding NV (Netherlands)	19,674	3,699,105	3.7%
Semiconductors
AMS AG (Austria) (2)	57,979	3,263,333	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	69,993	3,090,891	3.1%
		6,354,224	6.4%
Total Common Stocks		94,902,007	95.4%
(Cost $87,027,856)

Short-Term Investment
Money Market Mutual Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (3)	4,306,988	4,306,988	4.3%
Total Short-Term Investment		4,306,988	4.3%
(Cost $4,306,988)
Total Investments		99,208,995	99.7%
(Cost $91,334,844)
Other Assets in Excess of Liabilities		278,800	0.3%
TOTAL NET ASSETS		$99,487,795	100.0%

Notes to Schedule of Investments

(1)	Non-Income Producing.
(2)	Fair Valued Security.
(3)	7-Day Yield.

ADR American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).

GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC(“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Chautauqua International Growth Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$41,105,290	$53,796,717	$–	$94,902,007
Total Equity	41,105,290	53,796,717	–	94,902,007
Short-Term Investment
Money Market Mutual Fund	4,306,988	–	–	4,306,988
Total Short-Term Investment	4,306,988	–	–	4,306,988
Total Investments*	$45,412,278	$53,796,717	$–	$99,208,995

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Chautauqua Global Growth Fund
Schedule of Investments September 30, 2018 (Unaudited)
Common Stocks			% of
	Shares	Value	Net Assets
Apparel Retail
TJX Cos, Inc. (United States)	11,514	$1,289,798	2.9%
Application Software
Temenos Group AG (Switzerland) (2)	16,430	2,675,995	6.0%
Asset Management & Custody Banks
CI Financial Corp. (Canada)	22,878	363,278	0.8%
Julius Baer Group Ltd. (Switzerland) (2)	15,850	792,121	1.8%
		1,155,399	2.6%
Automobile Manufacturers
BYD Co Ltd. (China) (2)	102,639	729,743	1.7%
Biotechnology
Genmab A/S (Denmark) (1)(2)	6,552	1,029,136	2.3%
Incyte Corp. (United States) (1)	19,351	1,336,767	3.0%
Regeneron Pharmaceuticals, Inc. (United States) (1)	2,644	1,068,282	2.4%
		3,434,185	7.7%
Cable & Satellite
Naspers Ltd. (South Africa) (2)	5,753	1,238,902	2.8%
Data Processing & Outsourced Services
Wirecard AG (Germany) (2)	8,121	1,756,970	4.0%
Diversified Banks
Bank Rakyat Indonesia Persero Tbk PT (Indonesia) (2)	2,954,599	624,362	1.4%
Toronto-Dominion Bank (Canada)	24,511	1,489,466	3.3%
		2,113,828	4.7%
Diversified Support Services
Recruit Holdings Co. Ltd. (Japan) (2)	54,326	1,814,568	4.1%
Education Services
TAL Education Group (China) (1)	33,241	854,626	1.9%
Electronic Equipment & Instruments
Coherent, Inc. (United States) (1)	2,980	513,126	1.2%
Keyence Corp. (Japan) (2)	2,670	1,550,968	3.5%
Universal Display Corp. (United States)	14,723	1,735,843	3.9%
		3,799,937	8.6%
Health Care Services
Celgene Corp. (United States) (1)	6,112	546,963	1.2%
Household Products
Reckitt Benckiser Group PLC (United Kingdom) (2)	5,047	461,046	1.0%
Industrial Machinery
FANUC Corp. (Japan) (2)	3,451	649,246	1.5%
Internet Retail
Amazon.com, Inc. (United States) (1)	329	658,987	1.5%
Ctrip.com International Ltd. - ADR (China) (1)	18,405	684,114	1.5%
		1,343,101	3.0%
Internet Software & Services
Alphabet, Inc. - Class A (United States) (1)	382	461,105	1.0%
Investment Banking & Brokerage
DBS Group Holdings Ltd. (Singapore) (2)	45,395	866,008	1.9%
IT Consulting & Other Services
Alibaba Group Holding Ltd. - ADR (China) (1)	2,270	374,005	0.8%
MasterCard, Inc. - Class A (United States)	8,828	1,965,201	4.4%
		2,339,206	5.2%
Life Sciences Tools & Services
Illumina, Inc. (United States) (1)	1,997	733,019	1.6%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	19,427	2,250,229	5.1%

Other Diversified Financial Services
Charles Schwab Corp. (United States)	26,696	1,312,108	2.9%
Personal Products
Amorepacific Corp. (Republic of Korea) (2)	1,277	300,361	0.7%
Pharmaceuticals
Allergan PLC (Ireland)	2,429	462,676	1.0%
Novo Nordisk A/S - ADR (Denmark)	33,264	1,568,065	3.6%
Roche Holding AG (Switzerland) (2)	1,641	396,819	0.9%
Sinopharm Group Co. Ltd. (China)	100,701	492,677	1.1%
		2,920,237	6.6%

Regional Banks
HDFC Bank Ltd. - ADR (India)	14,781	1,390,892	3.1%
SVB Financial Group (United States) (1)	3,529	1,096,919	2.5%
		2,487,811	5.6%
Semiconductor Equipment
ASML Holding NV (Netherlands)	2,879	541,310	1.2%
NVIDIA Corp. (United States)	7,570	2,127,321	4.8%
		2,668,631	6.0%
Semiconductors
AMS AG (Austria) (2)	19,490	1,096,990	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	17,340	765,734	1.7%
		1,862,724	4.2%
Systems Software
Red Hat, Inc. (United States) (1)	10,062	1,371,249	3.1%
Total Common Stocks		43,436,995	97.6%
(Cost $39,190,326)

Short-Term Investment
Money Market Fund
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 1.99% (3)	1,047,710	1,047,710	2.4%
Total Short-Term Investment		1,047,710	2.4%
(Cost $1,047,710)
Total Investments		44,484,705	100.0%
(Cost $40,238,036)
Other Assets in Excess of Liabilities		327	0.0%
TOTAL NET ASSETS		$44,485,032	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Fair Valued Security.
(3)	7-Day Yield.
      ADR American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard(GICS®).
GICS was developed by and/or is the exclusive property of MSCI, Inc.("MSCI") and Standard & Poor's Financial Services LLC(“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Chautauqua Global Growth Fund
Schedule of Investments, September 30, 2018 (Unaudited)

Summary of Fair Value Exposure at September 30, 2018 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require  additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during  the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 -	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 -
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 -	Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$27,453,760	$15,983,235	$–	$43,436,995
Total Equity	27,453,760	15,983,235	–	43,436,995
Short-Term Investment
Money Market Fund	1,047,710	–	–	1,047,710
Total Short-Term Investment	1,047,710	–	–	1,047,710
Total Investments*	$28,501,470	$15,983,235	$–	$44,484,705

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date                    November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
      Mary Ellen Stanek, President

Date                    November 29, 2018

By /s/ Heidi Schneider
       Heidi Schneider, Treasurer

Date                    November 29, 2018